UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Hope L. Brown

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

1

Wilmington Large-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.4%

CONSUMER DISCRETIONARY – 18.9%

AUTO COMPONENTS – 0.6%
BorgWarner, Inc.*	4,400	$419,892

DISTRIBUTORS – 0.7%
LKQ Corp.*	17,300	451,011

HOTELS, RESTAURANTS & LEISURE – 0.8%
DineEquity, Inc.	3,580	249,419
Panera Bread Co.*	1,580	263,939

		$513,358

INTERNET & CATALOG RETAIL – 3.3%
Amazon.com, Inc.*	5,533	1,666,650
priceline.com, Inc.*	746	653,250

		$2,319,900

MEDIA – 4.5%
CBS Corp., Non-Voting	38,491	2,033,864
Comcast Corp.	18,296	824,784
Scripps Networks Interactive, Inc.	4,180	295,819

		$3,154,467

MULTILINE RETAIL – 2.0%
Nordstrom, Inc.	6,100	373,564
Target Corp.	14,571	1,038,184

		$1,411,748

SPECIALTY RETAIL – 2.7%
Bed, Bath & Beyond, Inc.*	7,459	570,390
GameStop Corp.	7,200	353,232
L Brands, Inc.	6,550	365,293
Tile Shop Holdings, Inc.*	11,485	326,519
Vitamin Shoppe, Inc.*	5,700	273,771

		$1,889,205

TEXTILES, APPAREL & LUXURY GOODS – 4.3%
Coach, Inc.	5,375	285,574
Lululemon Athletica, Inc.*	3,780	262,975
Michael Kors Holdings Ltd.*	10,982	739,528
NIKE, Inc.	20,134	1,266,831
PVH Corp.	3,425	451,381

		$3,006,289

TOTAL CONSUMER DISCRETIONARY		$13,165,870

CONSUMER STAPLES – 10.0%

Description	Number of Shares	Value
BEVERAGES – 3.2%
PepsiCo, Inc.	26,480	$2,212,139

FOOD & STAPLES RETAILING – 3.1%
Costco Wholesale Corp.	10,066	1,180,641
Whole Foods Market, Inc.	18,302	1,017,225

		$2,197,866

FOOD PRODUCTS – 0.5%
Green Mountain Coffee Roasters, Inc.*	4,555	351,555

HOUSEHOLD PRODUCTS – 0.4%
Church & Dwight Co., Inc.	4,750	302,575

PERSONAL PRODUCTS – 1.2%
Estee Lauder Cos., Inc.	8,237	540,759
Herbalife Ltd.#	4,310	282,305

		$823,064

TOBACCO – 1.6%
Philip Morris International, Inc.	12,548	1,119,031

TOTAL CONSUMER STAPLES		$7,006,230

ENERGY – 4.8%

ENERGY EQUIPMENT & SERVICES – 3.4%
Cameron International Corp.*	5,725	339,492
CARBO Ceramics, Inc.#	3,220	282,909
Core Laboratories NV	1,610	240,856
Schlumberger Ltd.	18,297	1,488,095

		$2,351,352

OIL, GAS & CONSUMABLE FUELS – 1.4%
Cabot Oil & Gas Corp.	4,580	347,256
Noble Energy, Inc.	4,840	302,452
Whiting Petroleum Corp.*	6,880	354,114

		$1,003,822

TOTAL ENERGY		$3,355,174

FINANCIALS – 5.5%

CAPITAL MARKETS – 1.0%
Raymond James Financial, Inc.	9,680	426,598
T. Rowe Price Group, Inc.	3,310	249,044

		$675,642

COMMERCIAL BANKS – 0.5%
SVB Financial Group*	4,025	351,060

CONSUMER FINANCE – 1.1%
American Express Co.	10,979	809,921

July 31, 2013 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 0.5%
IntercontinentalExchange, Inc.*	1,875	$342,094

INSURANCE – 0.5%
Brown & Brown, Inc.	10,300	339,797

REAL ESTATE INVESTMENT TRUSTS – 0.9%
American Tower Corp.	9,149	647,658

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
CBRE Group, Inc.*	14,700	340,599
Realogy Holdings Corp.*	7,400	332,704

		$673,303

TOTAL FINANCIALS		$3,839,475

HEALTH CARE – 16.4%

BIOTECHNOLOGY – 6.7%
Biogen Idec, Inc.*	4,576	998,163
Celgene Corp.*	7,465	1,096,310
Cepheid, Inc.*	7,350	256,294
Gilead Sciences, Inc.*	31,070	1,909,252
Regeneron Pharmaceuticals, Inc.*	1,550	418,593

		$4,678,612

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
Alere, Inc.*	10,550	352,370
Intuitive Surgical, Inc.*	1,742	675,896
ResMed, Inc.#	6,400	304,960
Stryker Corp.	10,435	735,250
West Pharmaceutical Services, Inc.	1,875	138,300

		$2,206,776

HEALTH CARE PROVIDERS & SERVICES – 4.1%
Express Scripts Holding Co.*	25,132	1,647,402
UnitedHealth Group, Inc.	16,255	1,184,177

		$2,831,579

HEALTH CARE TECHNOLOGY – 0.4%
Cerner Corp.*	6,300	308,700

PHARMACEUTICALS – 2.0%
Auxilium Pharmaceuticals, Inc.*	6,650	122,094
Bristol-Myers Squibb Co.	20,864	902,159
Perrigo Co.	3,215	399,914

Description	Number of Shares	Value
		$1,424,167

TOTAL HEALTH CARE		$11,449,834

INDUSTRIALS – 12.5%

AEROSPACE & DEFENSE – 4.6%
HEICO Corp.	6,457	259,701
Precision Castparts Corp.	3,351	742,983
United Technologies Corp.	21,046	2,221,826

		$3,224,510
Description	Number of Shares	Value
AIR FREIGHT & LOGISTICS – 1.8%
C.H. Robinson Worldwide, Inc.	4,400	$262,328
Expeditors International of Washington, Inc.	6,550	264,096
United Parcel Service, Inc.	8,235	714,798

		$1,241,222

COMMERCIAL SERVICES & SUPPLIES – 0.4%
Waste Connections, Inc.	6,350	274,701

ELECTRICAL EQUIPMENT – 1.2%
AMETEK, Inc.	6,960	322,109
Babcock & Wilcox Co.	5,800	177,132
Rockwell Automation, Inc.	3,750	363,187

		$862,428

INDUSTRIAL CONGLOMERATES – 2.2%
Danaher Corp.	22,878	1,540,605

MACHINERY – 1.8%
Cummins, Inc.	2,600	315,094
Graco, Inc.	5,850	408,213
Joy Global, Inc.	5,270	260,865
Pall Corp.	3,755	262,700

		$1,246,872

TRADING COMPANIES & DISTRIBUTORS – 0.5%
Fastenal Co.	6,450	316,114

TOTAL INDUSTRIALS		$8,706,452

INFORMATION TECHNOLOGY – 28.7%

COMMUNICATIONS EQUIPMENT – 3.8%
Aruba Networks, Inc.*	12,615	224,295
F5 Networks, Inc.*	3,170	278,199
QUALCOMM, Inc.	33,826	2,183,468

		$2,685,962

COMPUTERS & PERIPHERALS – 7.9%
Apple, Inc.	8,599	3,891,047
EMC Corp.	54,908	1,435,844
Stratasys Ltd.*	2,120	187,938

		$5,514,829

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
FEI Co.	3,225	249,776
IPG Photonics Corp.	5,845	355,960
National Instruments Corp.	6,275	176,892

		$782,628

INTERNET SOFTWARE & SERVICES – 2.7%
Google, Inc.*	2,100	1,863,960

IT SERVICES – 5.1%
Global Payments, Inc.	5,150	238,496

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Growth Fund (concluded)

Description	Number of Shares	Value
International Business Machines Corp.	8,445	$1,647,113
Mastercard, Inc.	2,466	1,505,764
Teradata Corp.*	2,320	137,158

		$3,528,531

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Altera Corp.	10,025	356,489
Lam Research Corp.*	4,950	243,639

		$600,128

SOFTWARE – 7.2%
ANSYS, Inc.*	4,940	394,410
Autodesk, Inc.*	9,400	332,666
Citrix Systems, Inc.*	6,195	446,164
Microsoft Corp.	56,000	1,782,480
Nuance Communications, Inc.*	13,525	253,729
Oracle Corp.	44,842	1,450,639
Sourcefire, Inc.*	4,980	375,641

		$5,035,729

TOTAL INFORMATION TECHNOLOGY		$20,011,767

MATERIALS – 1.9%

CHEMICALS – 1.5%
Airgas, Inc.	2,530	261,121
Ashland, Inc.	4,790	415,964
WR Grace & Co.*	4,700	361,054

		$1,038,139

CONTAINERS & PACKAGING – 0.4%
Crown Holdings, Inc.*	6,800	298,044

TOTAL MATERIALS		$1,336,183

Description	Number of Shares	Value
TELECOMMUNICATION SERVICES – 0.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
Verizon Communications, Inc.	9,510	$470,555

TOTAL COMMON STOCKS (COST $46,497,895)		$69,341,540

MONEY MARKET FUND – 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	350,817	350,817

TOTAL MONEY MARKET FUND (COST $350,817)		$350,817

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $46,848,712)		$69,692,357

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%

REPURCHASE AGREEMENTS – 1.3%
Morgan Stanley & Co. LLC, 0.07%, dated 07/31/13, due 08/01/13, repurchase price $876,745, collateralized by U.S. Government Securities 2.00% to 12.75%, maturing 09/01/13 to 09/01/47; total market value of $894,278.	$876,743	876,743

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $876,743)		$876,743

TOTAL INVESTMENTS – 101.2% (COST $47,725,455)		$70,569,100
COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(876,743)
OTHER ASSETS LESS LIABILITIES – 0.1%		78,701

TOTAL NET ASSETS – 100.0%		$69,771,058

Cost of investments for Federal income tax purposes is $48,221,824. The net unrealized appreciation/(depreciation) of investments was $22,347,276. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $23,270,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $923,654.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$69,341,540	$—	$—	$69,341,540
Money Market Fund	350,817	—	—	350,817
Repurchase Agreements	—	876,743	—	876,743

Total	$69,692,357	$876,743	$—	$70,569,100

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

4

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.3%

CONSUMER DISCRETIONARY – 13.1%

AUTO COMPONENTS – 0.5%
BorgWarner, Inc.*	3,440	$328,279
Delphi Automotive PLC	9,700	521,084
Gentex Corp.	2,390	53,966
Goodyear Tire & Rubber Co.*	4,660	86,210
Johnson Controls, Inc.	16,730	672,713
Lear Corp.	2,400	166,248
TRW Automotive Holdings Corp.*	2,910	213,332
Visteon Corp.*	1,500	98,805

		$2,140,637

AUTOMOBILES – 0.7%
Ford Motor Co.	87,120	1,470,586
General Motors Co.*	18,700	670,769
Harley-Davidson, Inc.	5,750	326,428
Tesla Motors, Inc.#, *	2,800	375,984
Thor Industries, Inc.	280	15,134

		$2,858,901

DISTRIBUTORS – 0.2%
Genuine Parts Co.	4,960	406,670
LKQ Corp.*	7,880	205,432

		$612,102

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc.*	2,487	45,313
DeVry, Inc.#	2,020	60,762
H&R Block, Inc.	6,160	193,609
Service Corp. International	4,170	79,105
Weight Watchers International, Inc.#	1,560	74,022

		$452,811

HOTELS, RESTAURANTS & LEISURE – 1.9%
Bally Technologies, Inc.#, *	700	50,176
Brinker International, Inc.	920	36,938
Carnival Corp.	10,320	382,150
Chipotle Mexican Grill, Inc.*	750	309,202
Choice Hotels International, Inc.	60	2,494
Darden Restaurants, Inc.	2,540	124,587
Domino’s Pizza, Inc.	2,200	137,676
Dunkin’ Brands Group, Inc.	3,900	168,480
International Game Technology	7,000	129,290

Description	Number of Shares	Value
Las Vegas Sands Corp.	8,820	$490,127
Marriott International, Inc.	7,072	293,983
McDonald’s Corp.	23,299	2,285,166
MGM Resorts International*	9,810	160,001
Panera Bread Co.*	845	141,157
Penn National Gaming, Inc.*	2,480	123,975
Royal Caribbean Cruises Ltd.	4,080	155,407
Six Flags Entertainment Corp.	3,500	128,765
Starbucks Corp.	16,860	1,201,106
Starwood Hotels & Resorts Worldwide, Inc.	6,330	418,730
Wendy’s Co.	1,200	8,532
Wyndham Worldwide Corp.	3,460	215,558
Wynn Resorts Ltd.	2,320	308,862
Yum! Brands, Inc.	10,350	754,722

		$8,027,084

HOUSEHOLD DURABLES – 0.5%
DR Horton, Inc.	7,070	142,107
Garmin Ltd.#	4,490	179,959
Harman International Industries, Inc.	1,180	71,425
Jarden Corp.*	2,340	106,400
Leggett & Platt, Inc.	3,670	115,275
Lennar Corp.	5,410	183,237
Mohawk Industries, Inc.*	1,650	196,334
Newell Rubbermaid, Inc.	7,820	211,296
NVR, Inc.*	130	120,328
PulteGroup, Inc.*	10,140	168,628
Tempur-Pedic International, Inc.*	3,000	118,950
Toll Brothers, Inc.*	4,050	133,124
Tupperware Brands Corp.	1,100	92,708
Whirlpool Corp.	2,450	328,153

		$2,167,924

INTERNET & CATALOG RETAIL – 1.1%
Amazon.com, Inc.*	8,230	2,479,041
Expedia, Inc.	3,120	147,046
Groupon, Inc.*	14,200	125,812
Liberty Interactive Corp.*	13,050	319,203
Liberty Ventures*	1,223	109,728
Netflix, Inc.*	1,280	312,602
priceline.com, Inc.*	1,130	989,507
TripAdvisor, Inc.*	3,120	234,062

		$4,717,001

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Hasbro, Inc.	3,490	$160,540
Mattel, Inc.	10,650	447,620
Polaris Industries, Inc.	2,000	224,280

		$832,440

MEDIA – 3.8%
AMC Networks, Inc.*	1,685	115,018
Cablevision Systems Corp.	6,540	122,233
CBS Corp., Non-Voting	13,930	736,061
Charter Communications, Inc.*	2,200	276,628
Cinemark Holdings, Inc.	4,500	131,040
Clear Channel Outdoor Holdings, Inc.*	500	3,710
Comcast Corp.	59,380	2,676,850
DIRECTV*	10,990	695,337
Discovery Communications, Inc.*	6,500	518,180
DISH Network Corp.	4,680	208,962
DreamWorks Animation SKG, Inc.*	2,490	61,652
Gannett Co., Inc.	7,690	198,094
Interpublic Group of Cos., Inc.#	8,720	143,444
John Wiley & Sons, Inc.	2,100	94,773
Lamar Advertising Co.*	2,400	103,992
Liberty Global PLC	9,019	731,621
Liberty Media Corp.*	3,043	437,370
Lions Gate Entertainment Corp.#, *	4,500	146,385
Madison Square Garden Co.*	2,187	128,967
Morningstar, Inc.	1,100	83,842
News Corp.*	11,157	177,731
Omnicom Group, Inc.	8,090	519,944
Regal Entertainment Group#	770	14,515
Scripps Networks Interactive, Inc.	2,280	161,356
Sirius XM Radio, Inc.#	69,200	258,116
Starz*	2,343	52,882
Thomson Reuters Corp.	9,400	319,882
Time Warner Cable, Inc.	6,624	755,600
Time Warner, Inc.	21,496	1,338,341
Twenty-First Century Fox, Inc.	44,630	1,333,544
Viacom, Inc.	11,120	809,202
Walt Disney Co.	40,746	2,634,229
Washington Post Co.	140	75,230

		$16,064,731

MULTILINE RETAIL – 0.8%
Big Lots, Inc.*	1,324	47,836
Dillard’s, Inc.	1,400	118,202
Dollar General Corp.*	9,100	497,497
Dollar Tree, Inc.*	6,562	352,051
Family Dollar Stores, Inc.	2,356	161,999

Description	Number of Shares	Value
JC Penney Co., Inc.#, *	2,330	$34,018
Kohl’s Corp.	6,210	329,006
Macy’s, Inc.	11,880	574,279
Nordstrom, Inc.	3,780	231,487
Sears Holdings Corp.#, *	70	3,206
Target Corp.	13,560	966,150

		$3,315,731

SPECIALTY RETAIL – 2.5%
Abercrombie & Fitch Co.	2,400	119,688
Advance Auto Parts, Inc.	2,150	177,353
American Eagle Outfitters, Inc.	3,150	61,866
Ascena Retail Group, Inc.*	4,500	85,905
AutoNation, Inc.*	580	27,782
AutoZone, Inc.*	860	385,779
Bed, Bath & Beyond, Inc.*	6,690	511,584
Best Buy Co., Inc.	5,680	170,911
Cabela’s, Inc.*	2,100	144,144
CarMax, Inc.*	7,000	343,280
Chico’s FAS, Inc.	4,890	83,766
CST Brands, Inc.*	1,718	56,024
Dick’s Sporting Goods, Inc.	2,300	118,243
DSW, Inc.	1,800	136,422
Foot Locker, Inc.	4,930	178,121
GameStop Corp.	2,820	138,349
Gap, Inc.	7,190	330,021
GNC Holdings, Inc.	1,800	95,004
Guess?, Inc.#	1,160	39,069
Home Depot, Inc.	32,740	2,587,442
L Brands, Inc.	5,750	320,678
Lowe’s Cos., Inc.	23,300	1,038,714
O’Reilly Automotive, Inc.*	3,600	450,936
PetSmart, Inc.	1,960	143,511
Ross Stores, Inc.	5,880	396,724
Sally Beauty Holdings, Inc.*	4,700	143,397
Signet Jewelers Ltd.	1,420	103,816
Staples, Inc.	19,410	330,358
Tiffany & Co.	3,090	245,686
TJX Cos., Inc.	16,640	865,946
Tractor Supply Co.	1,700	205,921
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	161,440
Urban Outfitters, Inc.*	4,060	172,794
Williams-Sonoma, Inc.	3,640	214,250

		$10,584,924

TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Carter’s, Inc.*	1,400	99,848
Coach, Inc.	8,950	475,513
Deckers Outdoor Corp.*	400	21,932

July 31, 2013 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value
Fossil Group, Inc.*	1,600	$175,840
Hanesbrands, Inc.	3,700	234,802
Michael Kors Holdings Ltd.*	2,718	183,030
NIKE, Inc.	16,120	1,014,270
PVH Corp.	2,680	353,197
Ralph Lauren Corp.	1,900	345,914
Under Armour, Inc.#,*	2,200	147,686
VF Corp.	2,350	462,950

		$3,514,982

TOTAL CONSUMER DISCRETIONARY		$55,289,268

CONSUMER STAPLES – 9.2%

BEVERAGES – 2.0%
Beam, Inc.	4,760	309,352
Brown-Forman Corp.	5,097	369,583
Coca-Cola Co.	86,382	3,462,191
Coca-Cola Enterprises, Inc.	8,840	331,854
Constellation Brands, Inc.*	4,630	241,177
Dr. Pepper Snapple Group, Inc.	5,750	268,755
Molson Coors Brewing Co.	2,550	127,653
Monster Beverage Corp.*	3,668	223,711
PepsiCo, Inc.	35,299	2,948,878

		$8,283,154

FOOD & STAPLES RETAILING – 2.0%
Costco Wholesale Corp.	9,160	1,074,376
CVS Caremark Corp.	28,000	1,721,720
Kroger Co.	12,336	484,435
Safeway, Inc.	6,550	168,925
Sysco Corp.	13,490	465,540
Walgreen Co.	20,420	1,026,105
Wal-Mart Stores, Inc.	36,433	2,839,588
Whole Foods Market, Inc.	11,140	619,161

		$8,399,850

FOOD PRODUCTS – 1.8%
Archer-Daniels-Midland Co.	16,640	606,861
Bunge Ltd.	4,970	377,770
Campbell Soup Co.	3,656	171,101
ConAgra Foods, Inc.	12,530	453,711
Dean Foods Co.*	3,360	36,624
Flowers Foods, Inc.	3,837	88,098
General Mills, Inc.	16,184	841,568
Green Mountain Coffee Roasters, Inc.*	3,940	304,089
Hershey Co.	4,640	440,197
Hillshire Brands Co.	3,300	116,193
Hormel Foods Corp.	3,460	146,531
Ingredion, Inc.	2,270	152,544
JM Smucker Co.	2,799	314,943

Description	Number of Shares	Value
Kellogg Co.	4,340	$287,482
Kraft Foods Group, Inc.	11,762	665,494
McCormick & Co., Inc.	5,030	360,198
Mead Johnson Nutrition Co.	5,050	367,842
Mondelez International, Inc.	40,587	1,269,155
Smithfield Foods, Inc.*	4,810	159,692
Tyson Foods, Inc.	6,100	168,482
WhiteWave Foods Co., Class A*	8,358	156,211
WhiteWave Foods Co., Class B*	1,222	22,583

		$7,507,369

HOUSEHOLD PRODUCTS – 1.9%
Church & Dwight Co., Inc.	4,792	305,250
Clorox Co.	3,468	298,040
Colgate-Palmolive Co.	21,076	1,261,820
Energizer Holdings, Inc.	2,290	233,122
Kimberly-Clark Corp.	9,440	932,672
Procter & Gamble Co.	62,506	5,019,232

		$8,050,136

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.	13,970	319,354
Estee Lauder Cos., Inc.	4,980	326,937
Herbalife Ltd.#	1,260	82,530
Nu Skin Enterprises, Inc.	1,600	133,824

		$862,645

TOBACCO – 1.3%
Altria Group, Inc.	45,850	1,607,501
Lorillard, Inc.	9,820	417,645
Philip Morris International, Inc.	37,060	3,305,011
Reynolds American, Inc.	7,540	372,702

		$5,702,859

TOTAL CONSUMER STAPLES		$38,806,013

ENERGY – 9.6%

ENERGY EQUIPMENT & SERVICES – 1.8%
Atwood Oceanics, Inc.*	2,650	149,301
Baker Hughes, Inc.	8,800	417,384
Cameron International Corp.*	7,180	425,774
Diamond Offshore Drilling, Inc.	1,440	97,114
Dresser-Rand Group, Inc.*	2,070	126,001
Dril-Quip, Inc.*	1,500	136,365
FMC Technologies, Inc.*	7,360	392,288
Halliburton Co.	21,630	977,460
Helmerich & Payne, Inc.	3,080	194,656
McDermott International, Inc.*	5,080	43,942
Nabors Industries Ltd.	7,430	114,348
National Oilwell Varco, Inc.	9,655	677,491
Oceaneering International, Inc.	3,480	282,193

July 31, 2013 (unaudited)

Wilmington Large-Cap Strategy Fund (continued)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Oil States International, Inc.*	1,360	$132,233
Patterson-UTI Energy, Inc.	4,330	85,604
Rowan Cos. PLC*	3,240	111,294
RPC, Inc.#	450	6,444
Schlumberger Ltd.	30,184	2,454,865
Seadrill Ltd.	10,000	426,800
Superior Energy Services, Inc.*	2,740	70,199
Tidewater, Inc.#	1,660	97,923
Unit Corp.*	220	9,918

		$7,429,597

OIL, GAS & CONSUMABLE FUELS – 7.8%
Anadarko Petroleum Corp.	11,850	1,048,962
Apache Corp.	9,373	752,183
Cabot Oil & Gas Corp.	6,240	473,117
Cheniere Energy, Inc.*	5,400	154,278
Chesapeake Energy Corp.	17,500	407,750
Chevron Corp.	43,600	5,488,804
Cimarex Energy Co.	2,050	156,681
Cobalt International Energy, Inc.*	8,700	250,995
Concho Resources, Inc.*	3,280	294,183
ConocoPhillips	27,560	1,787,542
CONSOL Energy, Inc.	7,300	226,519
Continental Resources, Inc.#,*	1,360	125,528
Denbury Resources, Inc.*	9,115	159,513
Devon Energy Corp.	9,400	517,094
Energen Corp.	1,530	91,632
EOG Resources, Inc.	5,800	843,842
EQT Corp.	3,450	298,425
Exxon Mobil Corp.	100,683	9,439,031
Gulfport Energy Corp.*	2,700	143,640
Hess Corp.	7,890	587,489
HollyFrontier Corp.	5,240	238,682
Kinder Morgan, Inc.	14,705	555,261
Marathon Oil Corp.	14,930	542,855
Marathon Petroleum Corp.	7,365	540,075
Murphy Oil Corp.	5,550	375,846
Newfield Exploration Co.*	2,560	62,976
Noble Energy, Inc.	10,620	663,644
Oasis Petroleum, Inc.*	3,000	126,120
Occidental Petroleum Corp.	18,000	1,602,900
Peabody Energy Corp.	9,470	156,823
Phillips 66	14,730	905,895
Pioneer Natural Resources Co.	3,720	575,707
QEP Resources, Inc.	6,500	198,185
Range Resources Corp.	3,750	296,625
Sandridge Energy, Inc.#,*	19,430	105,311

Description	Number of Shares	Value
SM Energy Co.	1,570	$107,906
Southwestern Energy Co.*	10,028	388,986
Spectra Energy Corp.	13,700	493,063
Teekay Corp.	520	20,628
Tesoro Corp.	4,440	252,414
Ultra Petroleum Corp.#,*	4,800	103,920
Valero Energy Corp.	11,970	428,167
Whiting Petroleum Corp.*	4,100	211,027
Williams Cos., Inc.	15,850	541,595
World Fuel Services Corp.	3,100	120,094
WPX Energy, Inc.*	5,116	98,278
		$32,960,191

TOTAL ENERGY		$40,389,788

FINANCIALS – 17.6%

CAPITAL MARKETS – 2.3%
Affiliated Managers Group, Inc.*	1,470	265,114
American Capital Ltd.*	11,200	152,992
Ameriprise Financial, Inc.	5,240	466,360
Ares Capital Corp.	7,500	133,425
Bank of New York Mellon Corp.	26,370	829,336
BlackRock, Inc.	3,160	890,994
Charles Schwab Corp.	22,370	494,153
E*TRADE Financial Corp.*	4,900	73,010
Eaton Vance Corp.	4,670	188,995
Federated Investors, Inc.#	470	13,644
Franklin Resources, Inc.	8,340	407,659
Goldman Sachs Group, Inc.	10,290	1,687,869
Invesco Ltd.	12,770	411,066
Lazard Ltd.	3,550	129,078
Legg Mason, Inc.	3,910	134,465
LPL Financial Holdings, Inc.	1,100	41,866
Morgan Stanley	35,196	957,683
Northern Trust Corp.	5,680	332,507
Raymond James Financial, Inc.	4,910	216,384
SEI Investments Co.	6,240	197,246
State Street Corp.	10,320	718,994
T. Rowe Price Group, Inc.	6,580	495,079
TD Ameritrade Holding Corp.	5,650	152,720
Waddell & Reed Financial, Inc.	2,740	139,904

		$9,530,543

COMMERCIAL BANKS – 2.9%
Associated Banc-Corp.	5,285	89,528
Bank of Hawaii Corp.	770	42,843
BB&T Corp.	17,690	631,356
BOK Financial Corp.	320	21,341
CapitalSource, Inc.	4,720	57,112

July 31, 2013 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
CIT Group, Inc.*	6,200	$310,682
City National Corp.	940	65,358
Comerica, Inc.	3,630	154,420
Commerce Bancshares, Inc.	487	22,222
Cullen/Frost Bankers, Inc.#	1,440	103,738
East West Bancorp, Inc.	2,500	77,075
Fifth Third Bancorp	26,700	513,441
First Citizens BancShares, Inc.	50	10,475
First Horizon National Corp.	6,384	78,715
First Niagara Financial Group, Inc.	10,030	107,221
First Republic Bank	1,000	43,190
Fulton Financial Corp.	7,410	93,292
Huntington Bancshares, Inc.	21,541	184,176
KeyCorp	29,870	367,102
M&T Bank Corp.§	3,410	398,493
PNC Financial Services Group, Inc.	11,460	871,533
Popular, Inc.*	4,400	144,760
Regions Financial Corp.	40,756	407,968
Signature Bank*	1,100	100,705
SunTrust Banks, Inc.	14,880	517,675
SVB Financial Group*	1,600	139,552
Synovus Financial Corp.	15,640	52,081
TCF Financial Corp.	4,310	65,684
U.S. Bancorp	41,920	1,564,454
Valley National Bancorp#	5,622	58,188
Wells Fargo & Co.	109,105	4,746,068
Zions Bancorporation	4,790	141,976

		$12,182,424

CONSUMER FINANCE – 0.8%
American Express Co.	21,260	1,568,350
Capital One Financial Corp.	14,100	973,182
Discover Financial Services	9,880	489,159
SLM Corp.	11,460	283,177

		$3,313,868

DIVERSIFIED FINANCIAL SERVICES – 3.5%
Bank of America Corp.	241,690	3,528,674
CBOE Holdings, Inc.	3,000	150,300
Citigroup, Inc.	68,902	3,592,550
CME Group, Inc.	7,400	547,452
Interactive Brokers Group, Inc.	1,200	19,440
IntercontinentalExchange, Inc.*	2,100	383,145
JPMorgan Chase & Co.	86,220	4,805,041
Leucadia National Corp.	7,710	206,859
McGraw Hill Financial, Inc.	7,440	460,238
Moody’s Corp.	5,440	368,669
MSCI, Inc.*	2,520	88,326

Description	Number of Shares	Value
NASDAQ OMX Group, Inc.	3,830	$124,092
NYSE Euronext	7,120	300,179

		$14,574,965

INSURANCE – 4.4%
ACE Ltd.	7,700	703,626
Aflac, Inc.	10,450	644,556
Alleghany Corp.*	256	103,393
Allied World Assurance Co. Holdings AG	930	88,025
Allstate Corp.	10,780	549,564
American Financial Group, Inc.	1,600	82,704
American International Group, Inc.*	33,550	1,526,860
American National Insurance Co.	600	67,500
Aon PLC	9,150	617,625
Arch Capital Group Ltd.*	3,540	191,691
Arthur J Gallagher & Co.	3,880	172,194
Aspen Insurance Holdings, Ltd.	190	7,123
Assurant, Inc.	1,130	61,201
Assured Guaranty Ltd.	6,700	144,988
Axis Capital Holdings Ltd.	3,280	142,877
Berkshire Hathaway, Inc.*	41,206	4,774,539
Brown & Brown, Inc.	2,170	71,588
Chubb Corp.	6,650	575,225
Cincinnati Financial Corp.	4,606	225,694
CNA Financial Corp.	1,050	37,285
Endurance Specialty Holdings Ltd.	3,000	157,890
Erie Indemnity Co.	670	53,848
Everest Re Group Ltd.	1,770	236,348
Fidelity National Financial, Inc.	6,220	152,266
Genworth Financial, Inc.*	10,160	131,978
Hanover Insurance Group, Inc.	1,100	59,213
Hartford Financial Services Group, Inc.	13,390	413,215
HCC Insurance Holdings, Inc.	3,670	163,425
Kemper Corp.	370	12,932
Lincoln National Corp.	6,070	252,937
Loews Corp.	8,090	368,500
Markel Corp.*	380	201,400
Marsh & McLennan Cos., Inc.	14,040	587,855
MBIA, Inc.#,*	1,650	22,275
Mercury General Corp.	370	16,354
MetLife, Inc.	20,401	987,816
Old Republic International Corp.	6,600	95,370
PartnerRe Ltd.	2,170	194,302
Principal Financial Group, Inc.	8,190	355,118
ProAssurance Corp.	500	26,765
Progressive Corp.	15,080	392,231
Protective Life Corp.	1,130	48,963
Prudential Financial, Inc.	11,230	886,833

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Reinsurance Group of America, Inc.	1,690	$115,072
RenaissanceRe Holdings Ltd.	1,320	114,800
StanCorp Financial Group, Inc.	2,140	113,613
Torchmark Corp.	2,730	194,048
Travelers Cos., Inc.	9,180	766,989
Unum Group	7,510	237,616
Validus Holdings Ltd.	3,370	119,399
White Mountains Insurance Group Ltd.	160	95,680
WR Berkley Corp.	3,580	151,685
XL Group PLC	6,420	201,267

		$18,716,261

REAL ESTATE INVESTMENT TRUSTS – 3.4%
Alexandria Real Estate Equities, Inc.	2,640	180,840
American Campus Communities, Inc.	3,200	122,912
American Capital Agency Corp.	9,500	214,035
American Tower Corp.	8,460	598,883
Annaly Capital Management, Inc.	26,450	315,284
Apartment Investment & Management Co.	3,970	116,639
AvalonBay Communities, Inc.	3,722	503,735
BioMed Realty Trust, Inc.	4,100	84,706
Boston Properties, Inc.	4,150	443,842
Brandywine Realty Trust	730	10,176
BRE Properties, Inc.	2,100	111,426
Camden Property Trust	1,970	138,964
CBL & Associates Properties, Inc.	5,000	113,850
Chimera Investment Corp.	42,300	126,054
CommonWealth REIT	4,542	104,784
Corporate Office Properties Trust	1,820	46,374
Corrections Corp. of America	4,047	133,753
DDR Corp.	10,300	175,924
Digital Realty Trust, Inc.#	4,660	257,651
Douglas Emmett, Inc.	4,410	110,294
Duke Realty Corp.	6,310	103,926
Equity Lifestyle Properties, Inc.	3,400	130,866
Equity Residential	7,350	411,600
Essex Property Trust, Inc.	1,050	169,355
Extra Space Storage, Inc.	2,200	92,510
Federal Realty Investment Trust	1,170	123,236
General Growth Properties, Inc.	16,243	336,880
Hatteras Financial Corp.	4,300	86,387
HCP, Inc.	13,470	590,929
Health Care REIT, Inc.	8,120	523,659
Home Properties, Inc.	1,000	63,810
Hospitality Properties Trust	4,950	141,026
Host Hotels & Resorts, Inc.	20,940	373,988
Kilroy Realty Corp.	2,000	104,680
Kimco Realty Corp.	12,580	283,679

Description	Number of Shares	Value
Liberty Property Trust	4,640	$177,294
Macerich Co.	4,610	286,051
Mack-Cali Realty Corp.	2,330	56,060
MFA Financial, Inc.	13,600	108,528
Mid-America Apartment Communities, Inc.	500	33,775
National Retail Properties, Inc.#	3,600	125,964
Omega Healthcare Investors, Inc.#	4,100	130,503
Piedmont Office Realty Trust, Inc.	3,300	59,697
Plum Creek Timber Co., Inc.	5,910	288,290
Post Properties, Inc.	700	32,564
Prologis, Inc.	14,010	537,424
Public Storage	3,760	598,667
Rayonier, Inc.	3,915	228,793
Realty Income Corp.	6,910	299,963
Regency Centers Corp.	2,060	108,624
Senior Housing Properties Trust	7,640	192,146
Simon Property Group, Inc.	6,833	1,093,690
SL Green Realty Corp.	1,990	180,394
Starwood Property Trust, Inc.#	5,100	129,540
Tanger Factory Outlet Centers	3,100	100,533
Taubman Centers, Inc.	1,850	135,457
Two Harbors Investment Corp.	11,700	117,351
UDR, Inc.	8,480	212,339
Ventas, Inc.	8,766	576,277
Vornado Realty Trust	5,273	447,203
Weingarten Realty Investors	3,560	111,499
Weyerhaeuser Co.	14,010	397,884
WP Carey, Inc.#	1,900	134,178

		$14,347,345

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
CBRE Group, Inc.*	8,910	206,445
Forest City Enterprises, Inc.*	4,300	75,336
Howard Hughes Corp.*	658	71,860
Jones Lang LaSalle, Inc.	1,370	124,711
Realogy Holdings Corp.*	2,600	116,896
St Joe Co.#,*	2,820	63,958

		$659,206

THRIFTS & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.	16,032	153,266
New York Community Bancorp, Inc.#	10,240	155,341
Ocwen Financial Corp.*	3,000	142,860
People’s United Financial, Inc.	7,600	114,000
TFS Financial Corp.*	250	2,918
Washington Federal, Inc.	270	5,873

		$574,258

TOTAL FINANCIALS		$73,898,870

July 31, 2013 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

HEALTH CARE – 12.5%

BIOTECHNOLOGY – 2.3%
Alexion Pharmaceuticals, Inc.*	5,540	$643,914
Alkermes PLC*	4,400	147,752
Amgen, Inc.	16,884	1,828,368
Ariad Pharmaceuticals, Inc.*	3,900	72,462
Biogen Idec, Inc.*	5,300	1,156,089
BioMarin Pharmaceutical, Inc.*	3,000	193,950
Celgene Corp.*	8,983	1,319,243
Cubist Pharmaceuticals, Inc.*	2,700	168,291
Gilead Sciences, Inc.*	33,354	2,049,603
Incyte Corp. Ltd.*	800	18,728
Medivation, Inc.*	1,800	104,166
Myriad Genetics, Inc.*	2,310	68,538
Onyx Pharmaceuticals, Inc.*	2,500	328,250
Pharmacyclics, Inc.*	1,700	184,671
Regeneron Pharmaceuticals, Inc.*	1,800	486,108
Seattle Genetics, Inc.#,*	3,900	158,028
Theravance, Inc.#,*	3,200	123,392
United Therapeutics Corp.*	1,340	100,286
Vertex Pharmaceuticals, Inc.*	5,983	477,443

		$9,629,282

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
Abbott Laboratories	34,109	1,249,413
Alere, Inc.*	2,650	88,510
Baxter International, Inc.	12,850	938,564
Becton Dickinson & Co.	4,760	493,707
Boston Scientific Corp.*	42,300	461,916
CareFusion Corp.*	4,900	188,993
Cooper Cos., Inc.	1,050	133,717
Covidien PLC	10,700	659,441
CR Bard, Inc.	2,280	261,288
DENTSPLY International, Inc.	3,670	157,370
Edwards Lifesciences Corp.*	3,286	234,555
Hill-Rom Holdings, Inc.	2,260	83,778
Hologic, Inc.*	8,040	182,508
IDEXX Laboratories, Inc.*	1,790	175,402
Intuitive Surgical, Inc.*	1,000	388,000
Medtronic, Inc.	23,960	1,323,550
ResMed, Inc.#	4,620	220,143
Sirona Dental Systems, Inc.*	1,700	120,020
St. Jude Medical, Inc.	7,370	386,114
Stryker Corp.	7,500	528,450
Teleflex, Inc.	1,160	92,139
Varian Medical Systems, Inc.*	2,750	199,375
Zimmer Holdings, Inc.	4,510	376,495

		$8,943,448

Description	Number of Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Aetna, Inc.	8,531	$547,434
AmerisourceBergen Corp.	5,970	347,872
Brookdale Senior Living, Inc.*	5,270	153,462
Cardinal Health, Inc.	8,600	430,774
Catamaran Corp.*	5,812	306,874
Cigna Corp.	7,890	614,079
Community Health Systems, Inc.	2,990	137,719
Davita HealthCare Partners, Inc.*	2,294	267,045
Express Scripts Holding Co.*	17,862	1,170,854
HCA Holdings, Inc.	8,800	343,200
Health Management Associates, Inc.*	3,700	49,876
Health Net, Inc.*	1,220	37,417
Henry Schein, Inc.*	2,460	255,422
Humana, Inc.	3,970	362,302
Laboratory Corp. of America Holdings*	3,110	300,861
LifePoint Hospitals, Inc.*	2,330	114,543
McKesson Corp.	5,100	625,566
MEDNAX, Inc.*	1,370	133,465
Omnicare, Inc.	1,959	103,416
Patterson Cos., Inc.	970	39,663
Quest Diagnostics, Inc.	4,750	276,973
Tenet Healthcare Corp.*	2,425	108,276
UnitedHealth Group, Inc.	22,820	1,662,437
Universal Health Services, Inc.	2,580	180,471
VCA Antech, Inc.*	870	25,021
WellPoint, Inc.	7,010	599,776

		$9,194,798

HEALTH CARE TECHNOLOGY – 0.1%
Allscripts Healthcare Solutions, Inc.*	4,700	74,307
Cerner Corp.*	9,640	472,360

		$546,667

LIFE SCIENCES TOOLS & SERVICES – 0.7%
Agilent Technologies, Inc.	9,890	442,380
Bio-Rad Laboratories, Inc.*	890	108,571
Charles River Laboratories International, Inc.*	1,920	87,437
Covance, Inc.*	740	61,050
Illumina, Inc.#,*	4,300	343,226
Life Technologies Corp.*	4,831	360,393
Mettler-Toledo International, Inc.*	920	202,952
PerkinElmer, Inc.	3,470	118,292
QIAGEN NV*	7,500	156,750
Thermo Fisher Scientific, Inc.	7,620	694,258
Waters Corp.*	2,810	283,641

		$2,858,950

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PHARMACEUTICALS – 5.1%
AbbVie, Inc.	34,009	$1,546,729
Actavis, Inc.*	3,920	526,338
Allergan, Inc.	6,300	574,056
Bristol-Myers Squibb Co.	38,600	1,669,064
Eli Lilly & Co.	24,090	1,279,420
Endo Health Solutions, Inc.*	3,410	131,149
Forest Laboratories, Inc.*	8,130	354,143
Hospira, Inc.*	5,170	210,419
Jazz Pharmaceuticals PLC*	1,900	143,469
Johnson & Johnson	62,820	5,873,670
Mallinckrodt PLC*	1,337	61,355
Merck & Co., Inc.	68,046	3,277,776
Mylan, Inc.*	12,130	407,083
Perrigo Co.	2,460	305,999
Pfizer, Inc.	156,923	4,586,859
Salix Pharmaceuticals Ltd.*	1,600	118,240
Warner Chilcott PLC	5,600	119,336
Zoetis, Inc.	9,981	297,534

		$21,482,639

TOTAL HEALTH CARE		$52,655,784

INDUSTRIALS – 10.9%

AEROSPACE & DEFENSE – 2.4%
Alliant Techsystems, Inc.	1,020	94,962
B/E Aerospace, Inc.*	2,900	202,159
Boeing Co.	16,690	1,754,119
Exelis, Inc.	5,070	74,935
General Dynamics Corp.	6,210	529,961
Hexcel Corp.*	3,600	126,756
Honeywell International, Inc.	17,170	1,424,767
Huntington Ingalls Industries, Inc.	1,645	102,286
L-3 Communications Holdings, Inc.	2,910	271,067
Lockheed Martin Corp.	5,350	642,642
Northrop Grumman Corp.	5,470	503,568
Precision Castparts Corp.	2,990	662,943
Raytheon Co.	7,620	547,421
Rockwell Collins, Inc.	2,870	204,258
Spirit Aerosystems Holdings, Inc.*	1,940	49,198
Textron, Inc.	6,370	174,411
TransDigm Group, Inc.	1,290	186,521
Triumph Group, Inc.	1,500	117,690
United Technologies Corp.	21,860	2,307,760

		$9,977,424

AIR FREIGHT & LOGISTICS – 0.6%
C.H. Robinson Worldwide, Inc.	4,384	261,374

Description	Number of Shares	Value
Expeditors International of Washington, Inc.	4,180	$168,538
FedEx Corp.	6,560	695,360
United Parcel Service, Inc.	15,850	1,375,780

		$2,501,052

AIRLINES – 0.3%
Alaska Air Group, Inc.	2,600	159,042
Copa Holdings SA	720	100,202
Delta Air Lines, Inc.*	27,020	573,635
Southwest Airlines Co.	14,830	205,099
United Continental Holdings, Inc.*	9,933	346,165

		$1,384,143

BUILDING PRODUCTS – 0.2%
Armstrong World Industries, Inc.*	40	2,003
Fortune Brands Home & Security, Inc.	4,760	196,636
Lennox International, Inc.	1,490	107,012
Masco Corp.	9,130	187,348
Owens Corning*	3,690	145,718
Smith (A.O.) Corp.	3,500	144,620

		$783,337

COMMERCIAL SERVICES & SUPPLIES – 0.5%
ADT Corp.	5,850	234,468
Avery Dennison Corp.	3,210	143,583
Cintas Corp.	3,520	167,235
Clean Harbors, Inc.*	1,300	73,372
Copart, Inc.*	1,880	61,119
Covanta Holding Corp.	5,900	122,779
Iron Mountain, Inc.	4,134	114,925
KAR Auction Services, Inc.	100	2,544
Pitney Bowes, Inc.#	2,430	40,119
Republic Services, Inc.	8,540	289,591
RR Donnelley & Sons Co.#	3,270	62,097
Stericycle, Inc.*	2,852	330,661
Waste Connections, Inc.	2,175	94,091
Waste Management, Inc.	9,040	379,951

		$2,116,535

CONSTRUCTION & ENGINEERING – 0.3%
AECOM Technology Corp.*	1,800	61,020
Chicago Bridge & Iron Co. NV	3,982	237,248
Fluor Corp.	5,270	329,691
Jacobs Engineering Group, Inc.*	3,750	222,000
KBR, Inc.	5,870	183,614
Quanta Services, Inc.*	5,010	134,318
URS Corp.	2,220	103,230

		$1,271,121

ELECTRICAL EQUIPMENT – 0.7%
AMETEK, Inc.	6,780	313,778

July 31, 2013 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Babcock & Wilcox Co.	2,940	$89,788
Eaton Corp. PLC	10,528	725,906
Emerson Electric Co.	15,290	938,347
Hubbell, Inc.	1,590	170,687
Regal-Beloit Corp.	600	38,808
Rockwell Automation, Inc.	3,820	369,967
Roper Industries, Inc.	3,210	404,332

		$3,051,613

INDUSTRIAL CONGLOMERATES – 2.0%
3M Co.	15,210	1,786,110
Carlisle Cos., Inc.	1,890	128,029
Danaher Corp.	13,580	914,477
General Electric Co.	231,520	5,642,142

		$8,470,758

MACHINERY – 2.1%
AGCO Corp.	2,760	155,250
Caterpillar, Inc.	15,100	1,251,941
CNH Global NV	100	4,699
Colfax Corp.*	2,600	137,982
Crane Co.	2,350	143,115
Cummins, Inc.	4,420	535,660
Deere & Co.	8,850	735,169
Donaldson Co., Inc.	4,860	176,175
Dover Corp.	3,860	330,570
Flowserve Corp.	1,120	63,482
Graco, Inc.	2,140	149,329
Harsco Corp.	1,810	46,626
IDEX Corp.	2,120	126,458
Illinois Tool Works, Inc.	8,400	605,136
Ingersoll-Rand PLC	8,500	518,925
ITT Corp.	2,535	79,193
Joy Global, Inc.	3,180	157,410
Kennametal, Inc.	2,650	114,851
Lincoln Electric Holdings, Inc.	2,600	153,504
Manitowoc Co., Inc.	3,910	80,272
Navistar International Corp.#,*	1,680	57,372
Nordson Corp.	2,000	144,320
Oshkosh Corp.*	3,290	147,458
PACCAR, Inc.	10,190	573,391
Pall Corp.	3,170	221,773
Parker Hannifin Corp.	4,500	464,760
Pentair Ltd.	4,766	291,107
Snap-On, Inc.	1,780	168,833
SPX Corp.	1,230	93,984
Stanley Black & Decker, Inc.	4,820	407,868
Terex Corp.*	2,030	59,844

Description	Number of Shares	Value
Timken Co.	2,400	$140,208
Toro Co.	440	21,683
Trinity Industries, Inc.	1,080	42,520
Valmont Industries, Inc.	1,060	148,018
WABCO Holdings, Inc.*	2,050	162,073
Wabtec Corp.	1,820	105,669
Xylem, Inc.	1,270	31,661

		$8,848,289

MARINE – 0.0%**
Kirby Corp.*	1,500	126,690

PROFESSIONAL SERVICES – 0.4%
Dun & Bradstreet Corp.	930	96,376
Equifax, Inc.	4,060	256,714
IHS, Inc.*	2,140	234,929
Manpowergroup, Inc.	1,860	124,378
Nielsen Holdings NV	5,600	187,152
Robert Half International, Inc.	4,810	179,124
Towers Watson & Co.	1,300	109,499
Verisk Analytics, Inc.*	4,000	257,440

		$1,445,612

ROAD & RAIL – 1.0%
Avis Budget Group, Inc.*	4,400	139,216
Con-way, Inc.	1,840	76,268
CSX Corp.	23,600	585,516
Genesee & Wyoming, Inc.*	1,600	143,456
Hertz Global Holdings, Inc.*	8,050	206,161
JB Hunt Transport Services, Inc.	2,980	223,291
Kansas City Southern	2,800	301,700
Landstar System, Inc.	1,590	85,955
Norfolk Southern Corp.	6,860	501,878
Old Dominion Freight Line, Inc.*	2,800	122,304
Ryder System, Inc.	1,640	101,418
Union Pacific Corp.	10,560	1,674,710

		$4,161,873

TRADING COMPANIES & DISTRIBUTORS – 0.4%
Air Lease Corp.	4,200	117,096
Fastenal Co.	6,960	341,110
GATX Corp.	2,490	112,498
MRC Global, Inc.*	4,500	120,690
MSC Industrial Direct Co., Inc.	1,390	112,521
United Rentals, Inc.*	2,600	149,032
WESCO International, Inc.#,*	2,180	165,200
WW Grainger, Inc.	1,510	395,831

		$1,513,978

TOTAL INDUSTRIALS		$45,652,425

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INFORMATION TECHNOLOGY – 16.9%

COMMUNICATIONS EQUIPMENT – 1.6%
Brocade Communications Systems, Inc.*	8,790	$58,541
Cisco Systems, Inc.	119,320	3,048,626
EchoStar Corp.*	270	10,789
F5 Networks, Inc.*	1,710	150,070
Harris Corp.	4,140	236,270
JDS Uniphase Corp.*	5,850	85,820
Juniper Networks, Inc.*	16,040	347,587
Motorola Solutions, Inc.	7,790	427,126
Polycom, Inc.*	3,200	30,592
QUALCOMM, Inc.	38,900	2,510,995
Riverbed Technology, Inc.*	4,200	65,688

		$6,972,104

COMPUTERS & PERIPHERALS – 3.3%
3D Systems Corp.#,*	3,000	141,690
Apple, Inc.	21,140	9,565,850
Dell, Inc.	28,150	356,661
Diebold, Inc.	973	31,778
EMC Corp.	47,470	1,241,341
Hewlett-Packard Co.	42,190	1,083,439
Lexmark International, Inc.#	2,230	83,603
NCR Corp.*	5,320	191,520
NetApp, Inc.*	8,543	351,288
SanDisk Corp.*	6,450	355,524
Stratasys Ltd.*	200	17,730
Western Digital Corp.	5,080	327,050

		$13,747,474

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp.	3,750	294,600
Arrow Electronics, Inc.*	3,540	161,601
Avnet, Inc.*	3,060	115,270
AVX Corp.	200	2,558
Corning, Inc.	35,340	536,815
Dolby Laboratories, Inc.#	1,350	44,402
FLIR Systems, Inc.	3,390	110,073
Ingram Micro, Inc.*	4,200	95,886
IPG Photonics Corp.	100	6,090
Jabil Circuit, Inc.	5,240	120,468
Molex, Inc.	3,650	108,880
National Instruments Corp.	2,880	81,187
Tech Data Corp.*	1,700	87,278
Trimble Navigation Ltd.*	7,700	219,758
Vishay Intertechnology, Inc.*	2,370	34,104

		$2,018,970

INTERNET SOFTWARE & SERVICES – 2.4%
Akamai Technologies, Inc.*	4,850	228,920

Description	Number of Shares	Value
AOL, Inc.	2,331	$85,874
eBay, Inc.*	29,120	1,505,213
Equinix, Inc.#,*	1,290	231,362
Facebook, Inc.*	38,900	1,432,687
Google, Inc.*	5,985	5,312,286
IAC/InterActiveCorp	1,130	57,189
LinkedIn Corp.*	2,200	448,338
Pandora Media, Inc.*	6,800	124,712
Rackspace Hosting, Inc.*	2,800	126,812
VeriSign, Inc.*	3,950	188,968
Yahoo!, Inc.*	21,170	594,665

		$10,337,026

IT SERVICES – 3.4%
Accenture PLC	14,400	1,062,864
Alliance Data Systems Corp.*	1,290	255,136
Amdocs Ltd.	2,720	104,638
Automatic Data Processing, Inc.	12,330	888,870
Broadridge Financial Solutions, Inc.	3,630	105,052
Cognizant Technology Solutions Corp.*	7,470	540,753
Computer Sciences Corp.	3,600	171,576
CoreLogic, Inc.*	680	18,972
DST Systems, Inc.	170	11,905
Fidelity National Information Services, Inc.	7,543	325,556
Fiserv, Inc.*	3,830	368,599
FleetCor Technologies, Inc.*	2,100	188,517
Gartner, Inc.*	1,700	102,017
Genpact Ltd.	6,500	132,535
Global Payments, Inc.	3,250	150,508
International Business Machines Corp.	23,700	4,622,448
Jack Henry & Associates, Inc.	1,900	91,770
Lender Processing Services, Inc.	770	25,164
Mastercard, Inc.	2,580	1,575,374
NeuStar, Inc.*	3,350	187,868
Paychex, Inc.#	9,570	377,441
Saic, Inc.#	8,800	134,552
Teradata Corp.*	4,070	240,618
Total System Services, Inc.	4,520	123,893
VeriFone Systems, Inc.*	2,600	49,582
Visa, Inc.	11,430	2,023,224
Western Union Co.	19,890	357,224

		$14,236,656

OFFICE ELECTRONICS – 0.1%
Xerox Corp.	33,560	325,532
Zebra Technologies Corp.*	350	16,160

		$341,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Advanced Micro Devices, Inc.#,*	12,850	48,444

July 31, 2013 (unaudited)

14	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Altera Corp.	7,030	$249,987
Analog Devices, Inc.	8,820	435,355
Applied Materials, Inc.	32,580	531,380
Atmel Corp.*	11,220	88,638
Avago Technologies Ltd.	6,100	223,748
Broadcom Corp.	13,130	361,994
Cree, Inc.*	3,430	239,757
Fairchild Semiconductor International, Inc.*	1,810	22,842
First Solar, Inc.*	2,800	137,872
Intel Corp.	111,670	2,601,911
KLA-Tencor Corp.	5,650	331,260
Lam Research Corp.*	4,680	230,350
Linear Technology Corp.	6,470	262,423
LSI Corp.*	19,800	154,044
Marvell Technology Group Ltd.	11,030	143,059
Maxim Integrated Products, Inc.	7,520	215,072
Microchip Technology, Inc.#	7,240	287,718
Micron Technology, Inc.*	30,770	407,703
NVIDIA Corp.	12,880	185,858
ON Semiconductor Corp.*	10,570	87,097
Silicon Laboratories, Inc.*	1,380	53,903
Skyworks Solutions, Inc.*	4,800	115,296
Teradyne, Inc.*	3,450	56,891
Texas Instruments, Inc.	25,650	1,005,480
Xilinx, Inc.	8,200	382,858

		$8,860,940

SOFTWARE – 3.5%
Activision Blizzard, Inc.	8,770	157,685
Adobe Systems, Inc.*	11,380	538,046
ANSYS, Inc.*	2,280	182,035
Autodesk, Inc.*	5,030	178,012
BMC Software, Inc.*	2,550	117,223
CA, Inc.	7,980	237,325
Cadence Design Systems, Inc.*	3,910	57,008
Citrix Systems, Inc.*	5,930	427,079
Compuware Corp.	1,080	12,247
Concur Technologies, Inc.#,*	1,100	97,779
Electronic Arts, Inc.*	11,160	291,499
FactSet Research Systems, Inc.#	1,540	168,137
Fortinet, Inc.*	4,000	85,000
Informatica Corp.*	3,500	133,595
Intuit, Inc.	9,040	577,837
MICROS Systems, Inc.*	3,420	166,657
Microsoft Corp.	183,489	5,840,455
NetSuite, Inc.#,*	1,200	112,668
Nuance Communications, Inc.*	7,200	135,072

Description	Number of Shares	Value
Oracle Corp.	80,200	$2,594,470
Red Hat, Inc.*	6,330	327,704
Rovi Corp.*	1,650	37,175
Salesforce.com, Inc.*	13,680	598,500
ServiceNow, Inc.*	2,900	126,382
SolarWinds, Inc.*	1,300	46,137
Solera Holdings, Inc.	3,000	170,730
Splunk, Inc.*	2,700	135,027
Symantec Corp.	21,220	566,150
Synopsys, Inc.*	5,700	211,128
TIBCO Software, Inc.*	5,000	124,700
VMware, Inc.*	2,310	189,859

		$14,643,321

TOTAL INFORMATION TECHNOLOGY		$71,158,183

MATERIALS – 3.8%

CHEMICALS – 2.5%
Air Products & Chemicals, Inc.	4,370	474,757
Airgas, Inc.	1,960	202,292
Albemarle Corp.	3,080	190,991
Ashland, Inc.	1,840	159,786
Cabot Corp.	2,560	105,011
Celanese Corp.	5,570	267,694
CF Industries Holdings, Inc.	1,623	318,124
Cytec Industries, Inc.	980	76,342
Dow Chemical Co.	28,850	1,010,904
E.I. du Pont de Nemours & Co.	20,830	1,201,683
Eastman Chemical Co.	4,388	352,927
Ecolab, Inc.	6,077	559,935
FMC Corp.	3,660	242,146
Huntsman Corp.	7,270	131,005
International Flavors & Fragrances, Inc.	1,600	129,088
Lyondellbasell Industries NV	9,000	618,390
Monsanto Co.	12,550	1,239,689
Mosaic Co.	7,750	318,448
NewMarket Corp.	400	109,024
PPG Industries, Inc.	3,020	484,529
Praxair, Inc.	6,450	775,097
Rockwood Holdings, Inc.	2,000	135,460
RPM International, Inc.	3,760	132,502
Scotts Miracle-Gro Co.#	1,470	73,868
Sherwin-Williams Co.	2,758	480,361
Sigma-Aldrich Corp.	3,490	291,624
Valspar Corp.	2,720	185,286
WR Grace & Co.*	2,500	192,050

		$10,459,013

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,900	$128,212
Martin Marietta Materials, Inc.#	1,500	149,400
Vulcan Materials Co.	3,300	155,694

		$433,306

CONTAINERS & PACKAGING – 0.4%
Aptargroup, Inc.	580	33,866
Ball Corp.	4,000	179,160
Bemis Co., Inc.	3,440	141,694
Crown Holdings, Inc.*	4,340	190,222
Greif, Inc.	270	14,936
MeadWestvaco Corp.	4,680	172,926
Owens-Illinois, Inc.*	3,380	100,555
Packaging Corp. of America	2,850	153,302
Rock-Tenn Co.	2,000	228,700
Sealed Air Corp.	3,900	106,236
Silgan Holdings, Inc.	1,900	91,656
Sonoco Products Co.	3,910	150,496

		$1,563,749

METALS & MINING – 0.6%
Alcoa, Inc.	35,600	283,020
Allegheny Technologies, Inc.	2,650	73,060
Carpenter Technology Corp.	380	19,866
Cliffs Natural Resources, Inc.#	2,540	49,555
Compass Minerals International, Inc.	900	68,040
Freeport-McMoRan Copper & Gold, Inc.	22,365	632,482
Newmont Mining Corp.	15,570	467,100
Nucor Corp.	9,150	428,037
Reliance Steel & Aluminum Co.	2,450	171,990
Royal Gold, Inc.	2,400	124,056
Southern Copper Corp.	2,170	56,572
Steel Dynamics, Inc.	5,700	88,692
United States Steel Corp.#	3,620	62,807

		$2,525,277

PAPER & FOREST PRODUCTS – 0.2%
Domtar Corp.	1,800	125,118
International Paper Co.	13,440	649,286

		$774,404

TOTAL MATERIALS		$15,755,749

TELECOMMUNICATION SERVICES – 2.2%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.	120,957	4,266,153
CenturyLink, Inc.	13,219	473,901
Frontier Communications Corp.#	21,600	94,176
Level 3 Communications, Inc.*	2,028	44,717
tw telecom, Inc.*	4,100	122,098

Description	Number of Shares	Value
Verizon Communications, Inc.	64,020	$3,167,710
Windstream Corp.#	15,700	131,095

		$8,299,850

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Crown Castle International Corp.*	8,540	599,935
SBA Communications Corp.*	3,210	237,829
Sprint Corp.	23,960	142,802
Telephone & Data Systems, Inc.	2,424	64,260
T-Mobile US, Inc.	2,465	59,431
United States Cellular Corp.	90	3,574

		$1,107,831

TOTAL TELECOMMUNICATION SERVICES		$9,407,681

UTILITIES – 3.5%

ELECTRIC UTILITIES – 1.8%
American Electric Power Co., Inc.	10,690	495,481
Duke Energy Corp.	16,695	1,185,345
Edison International	8,620	429,707
Entergy Corp.	4,570	308,475
Exelon Corp.	19,499	596,474
FirstEnergy Corp.	13,426	511,128
Great Plains Energy, Inc.	6,220	150,462
Hawaiian Electric Industries, Inc.#	2,710	72,249
ITC Holdings Corp.	1,320	121,136
NextEra Energy, Inc.	8,440	730,988
Northeast Utilities	5,713	253,714
NV Energy, Inc.	5,880	138,944
OGE Energy Corp.	6,220	232,628
Pepco Holdings, Inc.	8,750	179,813
Pinnacle West Capital Corp.	3,200	188,480
PPL Corp.	16,900	536,913
Southern Co.	18,781	842,140
Westar Energy, Inc.#	2,960	99,426
Xcel Energy, Inc.	11,770	352,512

		$7,426,015

GAS UTILITIES – 0.2%
AGL Resources, Inc.	3,820	174,918
Atmos Energy Corp.	2,610	115,466
National Fuel Gas Co.	1,410	91,410
ONEOK, Inc.	5,160	273,222
Questar Corp.	6,500	155,090
UGI Corp.	1,890	79,361

		$889,467

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.	19,910	247,680

July 31, 2013 (unaudited)

16	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Calpine Corp.*	14,050	$281,140
NRG Energy, Inc.	7,100	190,422

		$719,242

MULTI-UTILITIES – 1.2%
Alliant Energy Corp.	2,000	105,940
Ameren Corp.	6,450	230,974
CenterPoint Energy, Inc.	11,060	274,509
CMS Energy Corp.	7,770	217,482
Consolidated Edison, Inc.	7,340	439,666
Dominion Resources, Inc.	14,370	852,285
DTE Energy Co.	3,900	275,730
Integrys Energy Group, Inc.	1,760	110,528
MDU Resources Group, Inc.	4,280	120,011
NiSource, Inc.	9,500	291,840
PG&E Corp.	11,120	510,297
Public Service Enterprise Group, Inc.	14,600	493,334
SCANA Corp.	3,140	162,997
Sempra Energy	6,750	591,503
TECO Energy, Inc.	7,530	133,055
Vectren Corp.	1,680	62,194
Wisconsin Energy Corp.	7,340	319,143

		$5,191,488

WATER UTILITIES – 0.1%
American Water Works Co., Inc.	4,390	187,366
Aqua America, Inc.	5,300	179,458

		$366,824

TOTAL UTILITIES		$14,593,036

TOTAL COMMON STOCKS (COST $271,029,237)		$417,606,797

INVESTMENT COMPANY – 0.3%

EQUITY FUND – 0.3%
iShares Russell 1000 Index Fund#	15,100	1,417,437

TOTAL INVESTMENT COMPANY (COST $1,359,947)		$1,417,437

PREFERRED STOCK – 0.0%**

CONSUMER DISCRETIONARY – 0.0%**

SPECIALTY RETAIL – 0.0%**
Orchard Supply Hardware Stores Corp.*	57	10

TOTAL PREFERRED STOCK (COST $132)		$10

RIGHTS – 0.0%**
Celgene Corp.*	89	684
Fresenius Kabi Pharmaceuticals Holding, Inc.*	132	—

TOTAL RIGHTS (COST $0)		$684

Description	Number of Shares	Value
WARRANTS – 0.0%**
American International Group, Inc. CW21*	2,055	$38,922
Kinder Morgan, Inc.*	16,345	89,571

TOTAL WARRANTS (COST $48,690)		$128,493

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $272,438,006)		$419,153,421

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.5%

REPURCHASE AGREEMENTS – 1.5%
Citigroup Global Markets, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $1,507,205, collateralized by U.S. Government Securities 0.00% to 6.03%, maturing 09/23/13 to 05/15/37; total market value of $ 1,537,348.	$1,507,202	$1,507,202

Deutsche Bank Securities, Inc., 0.10%, dated 07/31/13, due 08/01/13, repurchase price $1,507,206, collateralized by U.S. Government Securities 2.15% to 7.06%, maturing 08/01/18 to 08/01/43; total market value of $1,537,346.	1,507,202	1,507,202

Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 8/01/13, repurchase price $1,507,206, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $1,537,346	1,507,202	1,507,202

RBC Capital Markets LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $317,299, collateralized by U.S. Treasury Securities 0.00% to 9.88%, maturing 8/15/13 to 02/15/43; total market value of $323,645.	317,299	317,299

Royal Bank of Scotland PLC, 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,507,206 collateralized by U.S. Government Securities 2.00% to 6.63%, maturing 11/15/13 to 11/15/54; total market value of $ 1,537,349.	1,507,202	1,507,202

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,346,107)		$6,346,107

TOTAL INVESTMENTS – 101.1% (COST $278,784,113)		$425,499,528
COLLATERAL FOR SECURITIES ON LOAN – (1.5%)		(6,346,107)
OTHER ASSETS LESS LIABILITIES – 0.4%		1,547,537

TOTAL NET ASSETS – 100.0%		$420,700,958

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	17

Wilmington Large-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $285,321,114. The net unrealized appreciation/(depreciation) of investments was $140,178,414. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $148,736,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,557,622.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$417,606,797	$—	$—	$417,606,797
Investment Company	1,417,437	—	—	1,417,437
Preferred Stock	10	—	—	10
Rights	684	—	—	684
Warrants	128,493	—	—	128,493
Repurchase Agreements	—	6,346,107	—	6,346,107

Total	$419,153,421	$6,346,107	$—	$425,499,528

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

18

Wilmington Large-Cap Value Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.8%

CONSUMER DISCRETIONARY – 9.8%

MEDIA – 3.1%
Omnicom Group, Inc.	60,947	$3,917,064

MULTILINE RETAIL – 5.0%
Nordstrom, Inc.	51,907	3,178,785
Target Corp.	45,978	3,275,932

		$6,454,717

SPECIALTY RETAIL – 1.7%
Lowe’s Cos., Inc.	50,000	2,229,000

TOTAL CONSUMER DISCRETIONARY		$12,600,781

CONSUMER STAPLES – 7.6%

BEVERAGES – 2.2%
PepsiCo, Inc.	33,980	2,838,689

FOOD & STAPLES RETAILING – 3.5%
Costco Wholesale Corp.	12,995	1,524,183
CVS Caremark Corp.	47,269	2,906,571

		$4,430,754

TOBACCO – 1.9%
Philip Morris International, Inc.	27,502	2,452,628

TOTAL CONSUMER STAPLES		$9,722,071

ENERGY – 14.0%
ENERGY EQUIPMENT & SERVICES – 2.6%
Schlumberger Ltd.	41,015	3,335,750

OIL, GAS & CONSUMABLE FUELS – 11.4%
Chevron Corp.	49,380	6,216,448
ConocoPhillips	54,114	3,509,834
Exxon Mobil Corp.	26,148	2,451,375
Occidental Petroleum Corp.	15,553	1,384,995
Phillips 66	19,441	1,195,621

		$14,758,273

TOTAL ENERGY		$18,094,023

FINANCIALS – 24.5%

CAPITAL MARKETS – 2.5%
T. Rowe Price Group, Inc.	42,577	3,203,493

COMMERCIAL BANKS – 10.3%
BB&T Corp.	123,352	4,402,433
PNC Financial Services Group, Inc.	42,284	3,215,698
U.S. Bancorp	41,013	1,530,605

Description	Number of Shares	Value
Wells Fargo & Co.	95,121	$4,137,763

		$13,286,499

DIVERSIFIED FINANCIAL SERVICES – 3.1%
JPMorgan Chase & Co.	71,530	3,986,367

INSURANCE – 8.6%
ACE Ltd.	38,293	3,499,214
MetLife, Inc.	78,638	3,807,652
Travelers Cos., Inc.	45,769	3,824,000

		$11,130,866

TOTAL FINANCIALS		$31,607,225

HEALTH CARE – 15.0%

HEALTH CARE PROVIDERS & SERVICES – 2.5%
Cardinal Health, Inc.	64,352	3,223,392

PHARMACEUTICALS – 12.5%
Johnson & Johnson	54,532	5,098,742
Merck & Co., Inc.	76,014	3,661,594
Pfizer, Inc.	154,722	4,522,524
Teva Pharmaceutical Industries Ltd. ADR	40,964	1,626,271
Zoetis, Inc.	39,840	1,187,630

		$16,096,761

TOTAL HEALTH CARE		$19,320,153

INDUSTRIALS – 12.8%

AEROSPACE & DEFENSE – 1.7%
Lockheed Martin Corp.	18,000	2,162,160

AIR FREIGHT & LOGISTICS – 1.8%
United Parcel Service, Inc.	26,926	2,337,177

ELECTRICAL EQUIPMENT – 1.1%
Emerson Electric Co.	23,426	1,437,654

INDUSTRIAL CONGLOMERATES – 6.2%
Danaher Corp.	48,437	3,261,748
General Electric Co.	194,361	4,736,578

		$7,998,326

ROAD & RAIL – 2.0%
Union Pacific Corp.	16,330	2,589,775

TOTAL INDUSTRIALS		$16,525,092

INFORMATION TECHNOLOGY – 7.9%

COMMUNICATIONS EQUIPMENT – 2.8%
QUALCOMM, Inc.	56,114	3,622,159

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	19

Wilmington Large-Cap Value Fund (concluded)

Description	Number of Shares	Value
COMPUTERS & PERIPHERALS – 2.3%
Apple, Inc.	6,318	$2,858,895

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.8%
Intel Corp.	81,020	1,887,766
Maxim Integrated Products, Inc.	60,850	1,740,310

		$3,628,076

TOTAL INFORMATION TECHNOLOGY		$10,109,130

MATERIALS – 2.0%

CHEMICALS – 2.0%
Air Products & Chemicals, Inc.	23,615	2,565,534

TELECOMMUNICATION SERVICES – 1.3%

WIRELESS TELECOMMUNICATION SERVICES – 1.3%
Vodafone Group PLC ADR	55,407	1,659,440

UTILITIES – 4.9%

ELECTRIC UTILITIES – 3.5%
PPL Corp.	74,037	2,352,155
Southern Co.	49,296	2,210,433

		$4,562,588

MULTI-UTILITIES – 1.4%
Dominion Resources, Inc.	29,549	1,752,551

TOTAL UTILITIES		$6,315,139

TOTAL COMMON STOCKS (COST $105,495,237)		$128,518,588

Value
TOTAL INVESTMENTS – 99.8% (COST $105,495,237)	$128,518,588

OTHER ASSETS LESS LIABILITIES – 0.2%	312,643

TOTAL NET ASSETS – 100.0%	$128,831,231

Cost of investments for Federal income tax purposes is $105,607,111. The net unrealized appreciation/(depreciation) of investments was $22,911,477. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $23,294,602 and net unrealized depreciation from investments for those securities having an excess of cost over value of $383,125.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$128,518,588	$—	$—	$128,518,588

Total	$128,518,588	$—	$—	$128,518,588

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

20

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 98.4%

CONSUMER DISCRETIONARY – 21.7%

AUTO COMPONENTS – 1.9%
BorgWarner, Inc.*	64,400	$6,145,692

DISTRIBUTORS – 2.0%
LKQ Corp.*	248,200	6,470,574

HOTELS, RESTAURANTS & LEISURE – 2.3%
DineEquity, Inc.	51,100	3,560,137
Panera Bread Co.*	23,200	3,875,560

		$7,435,697

MEDIA – 3.7%
CBS Corp., Non-Voting	152,350	8,050,174
Scripps Networks Interactive, Inc.	58,450	4,136,507

		$12,186,681

MULTILINE RETAIL – 1.6%
Nordstrom, Inc.	85,700	5,248,268

SPECIALTY RETAIL – 5.7%
GameStop Corp.	103,300	5,067,898
L Brands, Inc.	91,850	5,122,475
Tile Shop Holdings, Inc.*	165,100	4,693,793
Vitamin Shoppe, Inc.*	78,600	3,775,158

		$18,659,324

TEXTILES, APPAREL & LUXURY GOODS – 4.5%
Coach, Inc.	75,900	4,032,567
Lululemon Athletica, Inc.*	53,800	3,742,866
PVH Corp.	52,700	6,945,333

		$14,720,766

TOTAL CONSUMER DISCRETIONARY		$70,867,002

CONSUMER STAPLES – 4.3%

FOOD PRODUCTS – 1.7%
Green Mountain Coffee Roasters, Inc.#, *	70,150	5,414,177

HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc.	70,100	4,465,370

PERSONAL PRODUCTS – 1.2%
Herbalife Ltd.#	61,800	4,047,900

TOTAL CONSUMER STAPLES		$13,927,447

ENERGY – 8.2%

ENERGY EQUIPMENT & SERVICES – 3.8%
Cameron International Corp.*	82,050	4,865,565

Description	Number of Shares	Value
CARBO Ceramics, Inc.#	45,200	$3,971,272
Core Laboratories NV	23,000	3,440,800

		$12,277,637

OIL, GAS & CONSUMABLE FUELS – 4.4%
Cabot Oil & Gas Corp.	65,850	4,992,747
Noble Energy, Inc.	69,100	4,318,059
Whiting Petroleum Corp.*	99,500	5,121,265

		$14,432,071

TOTAL ENERGY		$26,709,708

FINANCIALS – 10.6%

CAPITAL MARKETS – 3.1%
Raymond James Financial, Inc.	139,100	6,130,137
T. Rowe Price Group, Inc.	52,500	3,950,100

		$10,080,237

COMMERCIAL BANKS – 1.5%
SVB Financial Group*	58,350	5,089,287

DIVERSIFIED FINANCIAL SERVICES – 1.5%
IntercontinentalExchange, Inc.*	26,200	4,780,190

INSURANCE – 1.5%
Brown & Brown, Inc.	147,650	4,870,973

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.0%
CBRE Group, Inc.*	212,650	4,927,100
Realogy Holdings Corp.*	106,950	4,808,472

		$9,735,572

TOTAL FINANCIALS		$34,556,259

HEALTH CARE – 12.7%

BIOTECHNOLOGY – 2.9%
Cepheid, Inc.*	103,600	3,612,532
Regeneron Pharmaceuticals, Inc.*	21,900	5,914,314

		$9,526,846

HEALTH CARE EQUIPMENT & SUPPLIES – 4.8%
Alere, Inc.*	152,700	5,100,180
Intuitive Surgical, Inc.*	10,665	4,138,020
ResMed, Inc.#	90,600	4,317,090
West Pharmaceutical Services, Inc.	28,000	2,065,280

		$15,620,570

HEALTH CARE PROVIDERS & SERVICES – 1.3%
Express Scripts Holding Co.*	62,800	4,116,540

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	21

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value
HEALTH CARE TECHNOLOGY – 1.3%
Cerner Corp.*	88,750	$4,348,750

PHARMACEUTICALS – 2.4%
Auxilium Pharmaceuticals, Inc.*	103,000	1,891,080
Perrigo Co.	46,575	5,793,464

		$7,684,544

TOTAL HEALTH CARE		$41,297,250

INDUSTRIALS – 16.3%

AEROSPACE & DEFENSE – 2.2%
HEICO Corp.	91,475	3,679,125
Precision Castparts Corp.	15,900	3,525,348

		$7,204,473

AIR FREIGHT & LOGISTICS – 2.3%
C.H. Robinson Worldwide, Inc.	61,500	3,666,630
Expeditors International of Washington, Inc.	95,200	3,838,464

		$7,505,094

COMMERCIAL SERVICES & SUPPLIES – 1.2%
Waste Connections, Inc.	93,600	4,049,136

ELECTRICAL EQUIPMENT – 3.8%
AMETEK, Inc.	101,950	4,718,246
Babcock & Wilcox Co.	88,900	2,715,006
Rockwell Automation, Inc.	50,800	4,919,980

		$12,353,232

MACHINERY – 5.4%
Cummins, Inc.	36,600	4,435,554
Graco, Inc.	82,825	5,779,529
Joy Global, Inc.	71,700	3,549,150
Pall Corp.	53,700	3,756,852

		$17,521,085

TRADING COMPANIES & DISTRIBUTORS – 1.4%
Fastenal Co.	93,400	4,577,534

TOTAL INDUSTRIALS		$53,210,554

INFORMATION TECHNOLOGY – 18.6%

COMMUNICATIONS EQUIPMENT – 2.2%
Aruba Networks, Inc.*	177,835	3,161,906
F5 Networks, Inc.*	44,450	3,900,932

		$7,062,838

COMPUTERS & PERIPHERALS – 0.8%
Stratasys Ltd.#,*	30,200	2,677,230

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.5%
FEI Co.	48,150	3,729,218

Description	Number of Shares	Value
IPG Photonics Corp.#	82,000	$4,993,800
National Instruments Corp.	90,550	2,552,605

		$11,275,623

IT SERVICES – 1.7%
Global Payments, Inc.	78,000	3,612,180
Teradata Corp.*	35,600	2,104,672

		$5,716,852

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%
Altera Corp.	145,075	5,158,867
Lam Research Corp.*	68,150	3,354,343

		$8,513,210

SOFTWARE – 7.8%
ANSYS, Inc.*	69,000	5,508,960
Autodesk, Inc.*	134,000	4,742,260
Citrix Systems, Inc.*	86,625	6,238,732
Nuance Communications, Inc.*	192,750	3,615,990
Sourcefire, Inc.*	72,375	5,459,246

		$25,565,188

TOTAL INFORMATION TECHNOLOGY		$60,810,941

MATERIALS – 6.0%

CHEMICALS – 4.6%
Airgas, Inc.	37,250	3,844,572
Ashland, Inc.	67,900	5,896,436
WR Grace & Co.*	70,550	5,419,651

		$15,160,659

CONTAINERS & PACKAGING – 1.4%
Crown Holdings, Inc.*	100,750	4,415,872

TOTAL MATERIALS		$19,576,531

TOTAL COMMON STOCKS (COST $212,867,727)		$320,955,692

MONEY MARKET FUND – 1.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	4,415,983	4,415,983

TOTAL MONEY MARKET FUND (COST $4,415,983)		$4,415,983

TOTAL INVESTMENTS IN SECURITIES –99.7% (COST $217,283,710)		$325,371,675

July 31, 2013 (unaudited)

22	PORTFOLIO OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (concluded)

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 6.2%

REPURCHASE AGREEMENTS – 6.2%

Citigroup Global Markets, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $4,754,773, collateralized by U.S. Government Securities 0.00% to 6.03%, maturing 09/23/13 to 05/15/37; total market value of $ 4,849,866.	$4,754,764	4,754,764

Deutsche Bank Securities, Inc., 0.10%, dated 07/31/13, due 08/01/13, repurchase price $4,754,777, collateralized by U.S. Government Securities 2.15% to 7.06%, maturing 08/01/18 to 08/01/43; total market value of $4,849,859.	4,754,764	4,754,764

Mizuho Securities USA, Inc., 0.09%, dated 07/31/2013, due 08/01/2013, repurchase price $4,754,776, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $4,849,859.	4,754,764	4,754,764

RBC Capital Markets LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $1,000,985, collateralized by U.S. Treasury Securities 0.00% to 9.88%, maturing 08/15/13 to 02/15/43; total market value of $1,021,004.	1,000,984	1,000,984

Royal Bank of Scotland PLC, 0.09%, dated 07/31/13, due 08/01/13, repurchase price $4,754,776, collateralized by U.S. Government Securities 2.00% to 6.63%, maturing 11/15/13 to 11/15/54; total market value of $ 4,849,868.	4,754,764	4,754,764

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $20,020,040)		$20,020,040

Value
TOTAL INVESTMENTS – 105.9% (COST $237,303,750)	$345,391,715
COLLATERAL FOR SECURITIES ON LOAN – (6.2%)	(20,020,040)
OTHER ASSETS LESS LIABILITIES – 0.3%	870,170

TOTAL NET ASSETS – 100.0%	$326,241,845

Cost of investments for Federal income tax purposes is $240,983,881. The net unrealized appreciation/(depreciation) of investments was $104,407,834. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $109,911,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,503,623.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$320,955,692	$—	$—	$320,955,692
Money Market Fund	4,415,983	—	—	4,415,983
Repurchase Agreements	—	20,020,040	—	20,020,040

Total	$325,371,675	$20,020,040	$—	$345,391,715

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

23

Wilmington Small-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 100.0%

CONSUMER DISCRETIONARY – 18.5%

AUTO COMPONENTS – 0.9%
Tenneco, Inc.*	24,000	$1,159,920
Tower International, Inc.*	11,850	264,374

		$1,424,294

DISTRIBUTORS – 0.3%
Core-Mark Holding Co., Inc.	7,130	446,694

DIVERSIFIED CONSUMER SERVICES – 0.4%
Steiner Leisure Ltd.*	11,400	660,516

HOTELS, RESTAURANTS & LEISURE – 2.9%
AFC Enterprises, Inc.*	6,210	228,528
Carrols Restaurant Group, Inc.*	27,590	181,266
Cheesecake Factory, Inc.	16,000	679,040
DineEquity, Inc.	2,400	167,208
Life Time Fitness, Inc.*	17,500	932,575
Premier Exhibitions, Inc.*	86,600	148,086
Ruth’s Hospitality Group, Inc.	30,540	365,258
Six Flags Entertainment Corp.	18,200	669,578
Sonic Corp.*	35,050	538,719
Town Sports International Holdings, Inc.	42,400	535,088

		$4,445,346

HOUSEHOLD DURABLES – 3.0%
Libbey, Inc.*	132,910	3,277,561
Meritage Homes Corp.*	10,900	493,334
Ryland Group, Inc.#	19,580	791,815

		$4,562,710

INTERNET & CATALOG RETAIL – 0.6%
Orbitz Worldwide, Inc.*	95,820	882,502

LEISURE EQUIPMENT & PRODUCTS – 0.6%
Brunswick Corp.	6,470	244,242
LeapFrog Enterprises, Inc.*	13,780	158,746
Polaris Industries, Inc.	4,890	548,365

		$951,353

MEDIA – 4.0%
Arbitron, Inc.	4,670	214,633
Belo Corp.	81,370	1,160,336
Lions Gate Entertainment Corp.#,*	16,600	539,998
Loral Space & Communications, Inc.	6,900	431,181
MDC Partners, Inc.	32,150	791,211

Description	Number of Shares	Value
National CineMedia, Inc.	6,600	$119,526
Nexstar Broadcasting Group, Inc.	24,470	881,899
Sinclair Broadcast Group, Inc.	53,440	1,507,542
Valassis Communications, Inc.#	18,300	523,929

		$6,170,255

SPECIALTY RETAIL – 3.6%
Aeropostale, Inc.*	9,000	136,170
Asbury Automotive Group, Inc.*	15,420	753,113
Cabela’s, Inc.*	6,280	431,059
Express, Inc.*	20,360	459,118
Hibbett Sports, Inc.*	10,000	586,500
Lumber Liquidators Holdings, Inc.#, *	6,590	638,044
Monro Muffler Brake, Inc.#	11,700	503,217
Select Comfort Corp.*	7,860	179,601
Tractor Supply Co.	9,800	1,187,074
Winmark Corp.	5,800	417,020
Zumiez, Inc.*	5,130	141,434

		$5,432,350

TEXTILES, APPAREL & LUXURY GOODS – 2.2%
Crocs, Inc.*	20,550	280,918
Deckers Outdoor Corp.*	540	29,608
Steven Madden Ltd.*	22,080	1,135,354
Under Armour, Inc.*	9,130	612,897
Wolverine World Wide, Inc.	23,190	1,333,657

		$3,392,434

TOTAL CONSUMER DISCRETIONARY		$28,368,454

CONSUMER STAPLES – 6.5%

BEVERAGES – 0.2%
National Beverage Corp.	20,760	369,113

FOOD & STAPLES RETAILING – 1.9%
Andersons, Inc.	16,300	966,916
Nash Finch Co.	34,800	816,060
Pricesmart, Inc.	8,630	785,589
SUPERVALU, Inc.#,*	49,760	398,578

		$2,967,143

FOOD PRODUCTS – 1.6%
Darling International, Inc.*	24,480	496,944
Hain Celestial Group, Inc.*	4,700	342,912
J&J Snack Foods Corp.	4,100	326,688

July 31, 2013 (unaudited)

24	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Lancaster Colony Corp.	4,870	$404,356
Pilgrim’s Pride Corp.*	47,530	789,949

		$2,360,849

HOUSEHOLD PRODUCTS – 2.3%
Spectrum Brands Holdings, Inc.	50,710	2,861,058
WD-40 Co.	11,540	663,665

		$3,524,723

PERSONAL PRODUCTS – 0.5%
Nature’s Sunshine Products, Inc.	17,000	309,400
Nu Skin Enterprises, Inc.	730	61,057
Prestige Brands Holdings, Inc.*	10,260	347,917

		$718,374

TOTAL CONSUMER STAPLES		$9,940,202

ENERGY – 2.4%

ENERGY EQUIPMENT & SERVICES – 1.4%
Dril-Quip, Inc.*	14,200	1,290,922
ION Geophysical Corp.*	49,160	302,334
Mitcham Industries, Inc.*	17,260	292,212
T.G.C. Industries, Inc.	24,318	218,132

		$2,103,600

OIL, GAS & CONSUMABLE FUELS – 1.0%
Energy XXI (Bermuda) Ltd.	1,440	38,664
Kodiak Oil & Gas Corp.*	110,460	1,072,567
Oasis Petroleum, Inc.*	10,040	422,082

		$1,533,313

TOTAL ENERGY		$3,636,913

FINANCIALS – 8.0%

CAPITAL MARKETS – 2.4%
AllianceBernstein Holding LP#	27,400	608,280
HFF, Inc.	21,150	444,150
Lazard Ltd.	13,600	494,496
Medallion Financial Corp.	103,250	1,558,043
Virtus Investment Partners, Inc.*	2,800	522,200

		$3,627,169

CONSUMER FINANCE – 1.0%
First Cash Financial Services, Inc.*	22,910	1,223,394
Portfolio Recovery Associates, Inc.*	1,300	194,103
QC Holdings, Inc.	21,167	56,939

		$1,474,436

INSURANCE – 0.1%
First American Financial Corp.	6,150	139,790
Montpelier Re Holdings Ltd.	1,710	46,187

		$185,977

Description	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 4.3%
FelCor Lodging Trust, Inc.*	103,500	$625,140
Geo Group, Inc.	6,603	229,256
Glimcher Realty Trust	251,900	2,831,356
Investors Real Estate Trust	110,900	958,176
New Residential Investment Corp.#	79,180	524,963
Newcastle Investment Corp.	89,180	517,244
Omega Healthcare Investors, Inc.#	9,740	310,024
Strategic Hotels & Resorts, Inc.*	70,460	624,276

		$6,620,435

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
Tejon Ranch Co.*	9,080	306,813

TOTAL FINANCIALS		$12,214,830

HEALTH CARE – 18.4%

BIOTECHNOLOGY – 5.2%
Achillion Pharmaceuticals, Inc.*	19,700	140,658
Aegerion Pharmaceuticals, Inc.*	13,900	1,273,101
Arena Pharmaceuticals, Inc.#,*	22,560	156,792
Array BioPharma, Inc.*	48,990	326,273
Celldex Therapeutics, Inc.*	13,930	285,286
Cubist Pharmaceuticals, Inc.*	8,250	514,222
Dendreon Corp.#,*	22,040	101,164
Idenix Pharmaceuticals, Inc.#,*	26,200	102,966
Infinity Pharmaceuticals, Inc.*	5,480	116,066
Keryx Biopharmaceuticals, Inc.#, *	40,120	365,092
Novavax, Inc.*	102,400	275,456
OncoGenex Pharmaceutical, Inc.#, *	50,000	488,500
Orexigen Therapeutics, Inc.#,*	37,200	282,720
PDL BioPharma, Inc.#	40,250	326,830
Pharmacyclics, Inc.*	13,642	1,481,930
Raptor Pharmaceutical Corp.#,*	20,000	199,400
Seattle Genetics, Inc.*	5,910	239,473
Spectrum Pharmaceuticals, Inc.#	12,610	106,428
Synageva BioPharma Corp.*	2,990	143,819
Theravance, Inc.#, *	22,680	874,541
United Therapeutics Corp.*	700	52,388
ZIOPHARM Oncology, Inc.#,*	56,300	167,774

		$8,020,879

HEALTH CARE EQUIPMENT & SUPPLIES – 6.0%
Abaxis, Inc.	9,620	405,002
ABIOMED, Inc.*	27,610	692,459
Align Technology, Inc.*	20,200	869,408
Cantel Medical Corp.	10,650	282,651
Cardiovascular Systems, Inc.*	36,300	747,417
Cynosure, Inc.*	23,800	677,824
Haemonetics Corp.*	13,400	565,748

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	25

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
ICU Medical, Inc.*	3,000	$215,070
Neogen Corp.*	19,920	1,125,082
OraSure Technologies, Inc.*	52,270	231,556
RTI Surgical, Inc.*	153,000	599,760
Sirona Dental Systems, Inc.*	4,000	282,400
Staar Surgical Co.*	9,330	98,058
STERIS Corp.	15,900	715,818
Utah Medical Products, Inc.	14,500	809,390
West Pharmaceutical Services, Inc.	12,530	924,213

		$9,241,856

HEALTH CARE PROVIDERS & SERVICES – 3.2%
Accretive Health, Inc.#,*	12,800	127,744
Centene Corp.*	8,290	459,846
Corvel Corp.*	36,800	1,247,152
Emeritus Corp.*	25,220	584,852
HealthSouth Corp.*	14,410	469,190
National Research Corp., Class A*	24,720	444,466
National Research Corp., Class B#	4,120	161,092
Providence Service Corp.*	35,870	988,936
Skilled Healthcare Group, Inc.*	70,260	458,095

		$4,941,373

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*	4,080	199,920

LIFE SCIENCES TOOLS & SERVICES – 0.7%
Furiex Pharmaceuticals, Inc.*	5,460	240,185
Luminex Corp.*	4,500	89,595
PAREXEL International Corp.*	13,300	657,685

		$987,465

PHARMACEUTICALS – 3.2%
Cadence Pharmaceuticals, Inc.*	47,000	351,090
Endocyte, Inc.*	15,570	279,793
Hi-Tech Pharmacal Co., Inc.	21,980	789,961
Jazz Pharmaceuticals PLC*	23,340	1,762,403
Nektar Therapeutics*	17,900	200,659
Questcor Pharmaceuticals, Inc.#	2,810	187,764
Salix Pharmaceuticals Ltd.*	10,828	800,189
Santarus, Inc.*	12,140	295,245
Vivus, Inc.#,*	14,740	218,299

		$4,885,403

TOTAL HEALTH CARE		$28,276,896

INDUSTRIALS – 24.7%

AEROSPACE & DEFENSE – 1.3%
DigitalGlobe, Inc.*	7,190	232,956
GenCorp., Inc.#,*	28,990	507,615
HEICO Corp.	5,100	289,680

Description	Number of Shares	Value
Hexcel Corp.*	20,090	$707,369
Sypris Solutions, Inc.	27,220	88,193
Teledyne Technologies, Inc.*	3,100	248,527

		$2,074,340

AIR FREIGHT & LOGISTICS – 0.8%
Park-Ohio Holdings Corp.*	23,800	836,094
XPO Logistics, Inc.#,*	15,430	377,418

		$1,213,512

AIRLINES – 1.3%
Hawaiian Holdings, Inc.#,*	90,720	693,101
Republic Airways Holdings, Inc.*	61,700	847,141
US Airways Group, Inc.#,*	26,980	522,063

		$2,062,305

BUILDING PRODUCTS – 1.9%
American Woodmark Corp.*	8,800	305,272
Builders FirstSource, Inc.*	147,410	869,719
Trex Co., Inc.*	18,680	884,311
USG Corp.#,*	31,930	802,401

		$2,861,703

COMMERCIAL SERVICES & SUPPLIES – 2.6%
ACCO Brands Corp.*	31,790	210,132
Healthcare Services Group, Inc.	23,600	580,796
Herman Miller, Inc.	800	22,488
InnerWorkings, Inc.#,*	57,770	674,754
Knoll, Inc.	7,000	115,640
Mobile Mini, Inc.*	10,000	345,100
Standard Parking Corp.*	41,650	958,783
Team, Inc.*	25,910	1,015,413
TRC Cos., Inc.*	2,913	24,178

		$3,947,284

CONSTRUCTION & ENGINEERING – 4.2%
Aegion Corp.*	36,900	842,058
Comfort Systems USA, Inc.	15,600	241,020
Dycom Industries, Inc.*	57,400	1,519,952
Great Lakes Dredge & Dock Corp.	113,340	871,585
MasTec, Inc.*	19,870	655,710
MYR Group, Inc.*	6,490	140,184
Primoris Services Corp.	64,010	1,331,408
Sterling Construction Co., Inc.*	78,509	770,958

		$6,372,875

ELECTRICAL EQUIPMENT – 1.7%
Acuity Brands, Inc.	14,700	1,271,550
Coleman Cable, Inc.	23,887	519,065
Encore Wire Corp.	19,600	817,516

		$2,608,131

July 31, 2013 (unaudited)

26	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
MACHINERY – 1.8%
Blount International, Inc.*	9,600	$126,528
Commercial Vehicle Group, Inc.*	99,160	717,918
Gorman-Rupp Co.	340	11,808
Meritor, Inc.*	89,160	724,871
Mueller Water Products, Inc.	24,910	192,803
Trimas Corp.*	14,700	544,341
Valmont Industries, Inc.	700	97,748
Wabash National Corp.*	28,670	307,629

		$2,723,646

MARINE – 0.2%
Rand Logistics, Inc.#,*	62,966	316,089

PROFESSIONAL SERVICES – 3.2%
Advisory Board Co.*	21,100	1,238,359
Exponent, Inc.	20,000	1,322,400
GP Strategies Corp.*	35,280	931,745
Navigant Consulting, Inc.*	45,700	613,294
On Assignment, Inc.*	9,430	287,898
Resources Connection, Inc.	34,050	452,865

		$4,846,561

ROAD & RAIL – 1.5%
Genesee & Wyoming, Inc.*	2,760	247,462
Quality Distribution, Inc.*	160,780	1,697,837
Swift Transportation Co.*	19,810	353,410

		$2,298,709

TRADING COMPANIES & DISTRIBUTORS – 4.2%
Aceto Corp.	50,610	785,467
Beacon Roofing Supply, Inc.*	11,450	467,045
CAI International, Inc.*	11,500	241,385
DXP Enterprises, Inc.*	10,160	701,040
H&E Equipment Services, Inc.	14,630	334,149
Houston Wire & Cable Co.	88,470	1,312,010
Textainer Group Holdings Ltd.#	21,890	774,687
United Rentals, Inc.*	15,870	909,668
Watsco, Inc.	10,220	954,037

		$6,479,488

TOTAL INDUSTRIALS		$37,804,643

INFORMATION TECHNOLOGY – 16.0%

COMMUNICATIONS EQUIPMENT – 1.8%
ARRIS Group, Inc.*	30,100	452,704
Aruba Networks, Inc.*	20,000	355,600
Black Box Corp.	10,900	294,954
CalAmp Corp.*	42,930	658,975
InterDigital, Inc.#	7,000	278,110

Description	Number of Shares	Value
Ixia*	12,000	$166,800
Tessco Technologies, Inc.	18,290	586,012

		$2,793,155

COMPUTERS & PERIPHERALS – 0.5%
3D Systems Corp.#,*	10,290	485,997
Cray, Inc.*	14,410	333,880

		$819,877

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%
Anixter International, Inc.*	11,880	986,515
RealD, Inc.#,*	9,900	105,435

		$1,091,950

INTERNET SOFTWARE & SERVICES – 3.0%
CoStar Group, Inc.*	5,790	906,424
LivePerson, Inc.*	9,040	83,530
Market Leader, Inc.*	4,190	49,065
MeetMe, Inc.#,*	61,900	107,706
OpenTable, Inc.#,*	4,900	312,032
Spark Networks, Inc.#,*	41,550	344,034
Stamps.com, Inc.*	24,110	961,025
support.com, Inc.*	48,300	243,915
TechTarget, Inc.*	16,700	90,013
ValueClick, Inc.*	41,240	1,007,906
Web.com Group, Inc.*	19,090	495,958

		$4,601,608

IT SERVICES – 4.9%
Cardtronics, Inc.*	37,900	1,116,534
Computer Task Group, Inc.	20,160	374,976
CSG Systems International, Inc.*	3,700	87,616
Global Cash Access Holdings, Inc.*	20,400	142,596
Hackett Group, Inc.	31,780	176,697
iGATE Corp.*	49,970	1,164,801
Jack Henry & Associates, Inc.	15,000	724,500
ManTech International Corp.	6,640	196,146
MAXIMUS, Inc.	33,620	1,264,448
MoneyGram International, Inc.*	47,500	1,031,225
TeleTech Holdings, Inc.*	9,000	225,450
Unisys Corp.*	28,570	741,106
WEX, Inc.*	2,270	197,354

		$7,443,449

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.1%
Microsemi Corp.*	5,500	135,630

SOFTWARE – 5.0%
ACI Worldwide, Inc.*	4,400	208,340
American Software, Inc.	11,800	106,908
ANSYS, Inc.*	4,600	367,264

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	27

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Aspen Technology, Inc.*	6,120	$199,145
Blackbaud, Inc.	9,800	343,882
CommVault Systems, Inc.*	2,970	250,757
Concur Technologies, Inc.#,*	6,800	604,452
Digimarc Corp.	5,680	119,223
Ebix, Inc.#	1,810	20,996
Fair Isaac Corp.	3,600	179,856
Glu Mobile, Inc.#,*	28,890	79,159
Manhattan Associates, Inc.*	18,490	1,633,407
Mentor Graphics Corp.	18,200	373,646
PROS Holdings, Inc.*	9,880	324,262
PTC, Inc.*	12,800	346,624
QLIK Technologies, Inc.*	16,770	525,236
Solera Holdings, Inc.	5,500	313,005
Sourcefire, Inc.*	2,880	217,238
Symantec Corp.	23,900	637,652
Ultimate Software Group, Inc.*	5,270	713,031

		$7,564,083

TOTAL INFORMATION TECHNOLOGY		$24,449,752

MATERIALS – 5.4%

CHEMICALS – 3.5%
American Vanguard Corp.	5,150	127,153
H.B. Fuller Co.	22,700	911,405
Hawkins, Inc.	18,300	709,125
KMG Chemicals, Inc.	15,020	339,152
Koppers Holdings, Inc.	19,400	749,810
Landec Corp.*	33,010	498,121
OMNOVA Solutions, Inc.*	146,520	1,180,951
Quaker Chemical Corp.	10,000	659,700
Zep, Inc.	13,790	180,373

		$5,355,790

CONSTRUCTION MATERIALS – 0.9%
Eagle Materials, Inc.	16,680	1,125,566
Headwaters, Inc.*	37,140	350,230

		$1,475,796

CONTAINERS & PACKAGING – 0.2%
Myers Industries, Inc.	12,980	252,721

METALS & MINING – 0.4%
Materion Corp.	15,090	454,813
Midway Gold Corp.*	102,500	106,600

		$561,413

PAPER & FOREST PRODUCTS – 0.4%
Deltic Timber Corp.	8,200	494,706

Description	Number of Shares	Value
Neenah Paper, Inc.	5,490	$217,239

		$711,945

TOTAL MATERIALS		$8,357,665

UTILITIES – 0.1%

WATER UTILITIES – 0.1%
Cadiz, Inc.#,*	7,246	33,477
Connecticut Water Service, Inc.	4,800	143,520

		$176,997

TOTAL UTILITIES		$176,997

TOTAL COMMON STOCKS (COST $112,854,490)		$153,226,352

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $112,854,490)		$153,226,352

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 6.8%

REPURCHASE AGREEMENTS – 6.8%

Citigroup Global Markets, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $2,483,616, collateralized by U.S. Government Securities 0.00% to 6.03%, maturing 09/23/13 to 05/15/37; total market value of $2,533,287.	$2,483,611	2,483,611

Deutsche Bank Securities, Inc., 0.10%, dated 07/31/13, due 08/01/13, repurchase price $2,483,618, collateralized by U.S. Government Securities 2.15% to 7.06%, maturing 08/01/18 to 08/01/43; total market value of $2,533,283.	2,483,611	2,483,611

Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $2,483,617, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $ 2,533,283.	2,483,611	2,483,611

RBC Capital Markets LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $522,856, collateralized by U.S. Treasury Securities 0.00% to 9.88%, maturing 08/15/13 to 02/15/43; total market value of $533,312.	522,855	522,855

Royal Bank of Scotland PLC, 0.09%, dated 07/31/13, due 08/01/13, repurchase price $2,483,617, collateralized by U.S. Government Securities 2.00% to 6.63%, maturing 11/15/13 to 11/15/54; total market value of $2,533,288.	2,483,611	2,483,611

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $10,457,299)		$10,457,299

July 31, 2013 (unaudited)

28	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (concluded)

Value
TOTAL INVESTMENTS – 106.8% (COST $123,311,789)	$163,683,651
COLLATERAL FOR SECURITIES ON LOAN – (6.8%)	(10,457,299)
OTHER LIABILITIES LESS ASSETS – 0.0%	(54,620)

TOTAL NET ASSETS – 100.0%	$153,171,732

Cost of investments for Federal income tax purposes is $123,627,569. The net unrealized appreciation/(depreciation) of investments was $40,056,082. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $42,312,219 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,256,137.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$153,226,352	$—	$—	$153,226,352
Repurchase Agreements	—	10,457,299	—	10,457,299

Total	$153,226,352	$10,457,299	$—	$163,683,651

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

29

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 97.5%

CONSUMER DISCRETIONARY – 12.9%

AUTO COMPONENTS – 1.0%
American Axle & Manufacturing Holdings, Inc.*	3,205	$62,337
Cooper Tire & Rubber Co.	4,246	142,411
Dana Holding Corp.	10,360	226,366
Dorman Products, Inc.	1,072	50,470
Drew Industries, Inc.	1,094	44,668
Exide Technologies*	5,202	676
Federal-Mogul Corp.*	1,805	28,122
Fuel Systems Solutions, Inc.*	1,476	26,848
Gentherm, Inc.*	1,127	22,991
Modine Manufacturing Co.*	3,775	41,525
Remy International, Inc.#	980	20,374
Spartan Motors, Inc.	2,409	14,599
Standard Motor Products, Inc.	870	29,919
Stoneridge, Inc.*	1,148	13,868
Superior Industries International, Inc.	1,546	28,153
Tenneco, Inc.*	2,140	103,426
Tower International, Inc.*	150	3,347

		$860,100

AUTOMOBILES – 0.0%**
Winnebago Industries, Inc.*	585	13,993

DISTRIBUTORS – 0.2%
Core-Mark Holding Co., Inc.	573	35,898
Pool Corp.	1,955	103,185
VOXX International Corp.*	1,868	25,311
Weyco Group, Inc.	591	16,152

		$180,546

DIVERSIFIED CONSUMER SERVICES – 0.9%
American Public Education, Inc.#,*	735	29,040
Ascent Capital Group, Inc.*	900	69,939
Bridgepoint Education, Inc.#,*	900	14,508
Bright Horizons Family Solutions, Inc.*	420	14,872
Capella Education Co.*	425	20,829
Career Education Corp.*	3,120	10,046
Carriage Services, Inc.	740	13,882
Corinthian Colleges, Inc.*	7,641	17,116
Education Management Corp.*	40	282

Description	Number of Shares	Value
Grand Canyon Education, Inc.*	1,404	$47,483
Hillenbrand, Inc.	2,480	61,479
ITT Educational Services, Inc.#,*	1,090	28,591
K12, Inc.#,*	900	27,990
LifeLock, Inc.#,*	1,050	11,939
Lincoln Educational Services Corp.	1,680	10,534
Mac-Gray Corp.	1,000	14,700
Matthews International Corp.	1,172	45,333
Regis Corp.	3,958	68,750
Sotheby’s	2,502	112,590
Steiner Leisure Ltd.*	925	53,595
Stewart Enterprises, Inc.	3,009	39,538
Strayer Education, Inc.#	400	17,704
Universal Technical Institute, Inc.	901	10,542

		$741,282

HOTELS, RESTAURANTS & LEISURE – 2.5%
AFC Enterprises, Inc.*	1,045	38,456
Ameristar Casinos, Inc.	1,655	43,808
Biglari Holdings, Inc.#,*	80	33,325
BJ’s Restaurants, Inc.*	920	32,789
Bloomin’ Brands, Inc.*	1,420	33,512
Bob Evans Farms, Inc.	1,626	82,633
Boyd Gaming Corp.#,*	1,980	26,354
Bravo Brio Restaurant Group, Inc.*	1,030	16,830
Buffalo Wild Wings, Inc.*	732	75,821
Caesars Entertainment Corp.#,*	1,110	17,827
Carrols Restaurant Group, Inc.*	1,060	6,964
CEC Entertainment, Inc.	928	38,596
Cheesecake Factory, Inc.	1,886	80,042
Churchill Downs, Inc.	582	47,264
Chuy’s Holdings, Inc.*	400	14,116
Cracker Barrel Old Country Store, Inc.	732	71,663
Denny’s Corp.*	3,860	21,963
DineEquity, Inc.	912	63,539
Einstein Noah Restaurant Group, Inc.	704	11,426
Fiesta Restaurant Group, Inc.*	1,060	33,443
International Speedway Corp.	1,850	62,622
Interval Leisure Group, Inc.	1,500	32,265
Isle of Capri Casinos, Inc.*	2,451	19,461
Jack in the Box, Inc.*	2,166	86,835
Jamba, Inc.*	598	8,749

July 31, 2013 (unaudited)

30	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Krispy Kreme Doughnuts, Inc.*	2,320	$48,766
Life Time Fitness, Inc.*	2,297	122,407
Luby’s, Inc.*	1,420	11,417
Marcus Corp.	1,777	23,012
Marriott Vacations Worldwide Corp.*	1,890	83,160
Monarch Casino & Resort, Inc.*	928	19,024
Morgans Hotel Group Co.#,*	943	6,780
Multimedia Games Holding Co., Inc.*	900	31,491
Orient-Express Hotels Ltd.*	6,310	78,938
Papa John’s International, Inc.*	836	55,895
Pinnacle Entertainment, Inc.*	2,237	47,536
Red Robin Gourmet Burgers, Inc.*	762	43,343
Ruby Tuesday, Inc.*	4,000	29,280
Ruth’s Hospitality Group, Inc.	1,980	23,681
Scientific Games Corp.*	2,380	32,439
SHFL Entertainment, Inc.*	1,660	37,765
Sonic Corp.*	2,295	35,274
Speedway Motorsports, Inc.	1,491	27,539
Texas Roadhouse, Inc.	2,635	64,399
Town Sports International Holdings, Inc.	2,510	31,676
Vail Resorts, Inc.	1,440	96,451
WMS Industries, Inc.*	3,780	97,335

		$2,047,911

HOUSEHOLD DURABLES – 1.1%
American Greetings Corp.	2,667	50,780
Bassett Furniture Industries, Inc.	760	12,107
Beazer Homes USA, Inc.#,*	1,468	25,235
Blyth, Inc.#	210	2,942
Cavco Industries, Inc.*	395	21,642
CSS Industries, Inc.	1,088	28,973
Ethan Allen Interiors, Inc.	956	29,034
Flexsteel Industries, Inc.	720	17,921
Helen of Troy Ltd.*	2,133	90,610
Hooker Furniture Corp.	770	12,944
Hovnanian Enterprises, Inc.#,*	6,663	35,647
iRobot Corp.*	890	31,114
KB Home#	3,000	53,250
La-Z-Boy, Inc.	3,316	68,741
Libbey, Inc.*	780	19,235
Lifetime Brands, Inc.	1,330	19,923
M/I Homes, Inc.*	1,414	30,062
MDC Holdings, Inc.	2,370	74,987
Meritage Homes Corp.*	1,452	65,718
NACCO Industries, Inc.	456	27,966
Ryland Group, Inc.	1,871	75,663
Skullcandy, Inc.*	760	4,195
Standard Pacific Corp.#,*	10,530	86,135

Description	Number of Shares	Value
TRI Pointe Homes, Inc.#,*	740	$11,167
Universal Electronics, Inc.*	648	19,978
William Lyon Homes*	650	14,697
Zagg, Inc.#,*	4,310	19,524

		$950,190

INTERNET & CATALOG RETAIL – 0.3%
1-800-Flowers.com, Inc.*	572	3,764
Blue Nile, Inc.#,*	662	25,705
HSN, Inc.	1,330	79,880
Nutrisystem, Inc.	1,229	15,375
Orbitz Worldwide, Inc.*	839	7,727
Overstock.com, Inc.*	402	13,672
PetMed Express, Inc.#	947	15,862
Shutterfly, Inc.*	1,402	75,133
Valuevision Media, Inc.*	3,230	19,154
Vitacost.com, Inc.#,*	1,410	12,577

		$268,849

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Arctic Cat, Inc.	400	22,016
Black Diamond, Inc.#,*	940	9,720
Brunswick Corp.	3,511	132,540
Callaway Golf Co.#	2,811	20,183
JAKKS Pacific, Inc.#	2,400	14,424
Johnson Outdoors, Inc.*	120	3,056
LeapFrog Enterprises, Inc.*	4,537	52,266
Marine Products Corp.	1,100	9,944
Nautilus, Inc.*	1,930	16,945
Smith & Wesson Holding Corp.*	2,887	34,182
Steinway Musical Instruments, Inc.*	588	21,374
Sturm Ruger & Co., Inc.#	680	34,592

		$371,242

MEDIA – 1.6%
AH Belo Corp.	2,340	17,550
Arbitron, Inc.	854	39,250
Belo Corp.	6,630	94,544
Carmike Cinemas, Inc.*	1,590	29,129
Central European Media Enterprises Ltd.#,*	3,730	12,533
Cumulus Media, Inc.#,*	3,560	15,237
Daily Journal Corp.*	130	17,368
Dex Media, Inc.*	1,070	15,943
Digital Domain Media Group, Inc.*	1,470	25
Digital Generation, Inc.#,*	1,047	8,114
Entercom Communications Corp.#,*	1,600	15,696
Entravision Communications Corp.	1,920	10,925
EW Scripps Co.*	2,430	40,362
Fisher Communications, Inc.	497	20,362
Global Sources Ltd.*	619	4,482

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	31

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Gray Television, Inc.*	3,510	$27,413
Harte-Hanks, Inc.	3,546	33,900
Journal Communications, Inc.*	3,160	28,946
LIN Media LLC*	1,410	22,772
Live Nation Entertainment, Inc.*	10,296	168,648
Loral Space & Communications, Inc.	501	31,307
Martha Stewart Living Omnimedia*	1,683	4,224
McClatchy Co.#,*	3,460	10,761
MDC Partners, Inc.	1,890	46,513
Media General, Inc.#,*	1,500	16,485
Meredith Corp.	2,460	116,899
National CineMedia, Inc.	3,882	70,303
New York Times Co.*	8,840	107,671
Nexstar Broadcasting Group, Inc.	1,030	37,121
ReachLocal, Inc.*	260	3,357
Reading International, Inc.*	1,510	9,377
Rentrak Corp.*	280	6,014
Saga Communications, Inc.	230	11,926
Scholastic Corp.	1,556	47,458
Sinclair Broadcast Group, Inc.	2,508	70,751
Valassis Communications, Inc.#	3,010	86,176
World Wrestling Entertainment, Inc.#	1,017	10,821

		$1,310,363

MULTILINE RETAIL – 0.3%
Bon-Ton Stores, Inc.	990	18,671
Fred’s, Inc.	2,032	34,950
Gordmans Stores, Inc.*	160	2,238
Saks, Inc.#,*	7,740	123,995
Tuesday Morning Corp.*	3,530	39,607

		$219,461

SPECIALTY RETAIL – 3.2%
Aeropostale, Inc.*	2,910	44,028
America’s Car-Mart, Inc.*	310	13,417
ANN, Inc.*	1,650	55,918
Asbury Automotive Group, Inc.*	1,274	62,222
Barnes & Noble, Inc.*	3,190	56,941
bebe stores, Inc.	2,446	14,627
Big 5 Sporting Goods Corp.	612	12,405
Body Central Corp.*	1,760	21,226
Brown Shoe Co., Inc.	1,785	42,429
Buckle, Inc.	1,175	65,776
Cato Corp.#	1,463	41,183
Childrens Place Retail Stores, Inc.*	1,418	76,629
Christopher & Banks Corp.*	2,430	16,621
Citi Trends, Inc.*	936	13,188
Conn’s, Inc.*	766	49,499

Description	Number of Shares	Value
Destination Maternity Corp.	930	$27,956
Destination XL Group, Inc.*	2,440	15,738
Express, Inc.*	3,310	74,640
Finish Line, Inc.	3,014	67,092
Five Below, Inc.*	600	23,316
Francesca’s Holdings Corp.#,*	1,440	35,798
Genesco, Inc.*	1,081	76,081
Group 1 Automotive, Inc.	1,534	111,660
Haverty Furniture Cos., Inc.	1,437	37,362
hhgregg, Inc.#,*	715	11,218
Hibbett Sports, Inc.#,*	1,114	65,336
Jos A Bank Clothiers, Inc.*	1,730	70,688
Kirkland’s, Inc.*	330	5,801
Lithia Motors, Inc.	820	53,497
Lumber Liquidators Holdings, Inc.#,*	871	84,330
MarineMax, Inc.*	2,080	24,190
Mattress Firm Holding Corp.#,*	590	24,102
Men’s Wearhouse, Inc.	3,509	140,114
Monro Muffler Brake, Inc.#	1,322	56,859
New York & Co., Inc.*	2,080	12,958
Office Depot, Inc.*	13,690	59,278
OfficeMax, Inc.	5,340	60,823
Outerwall, Inc.#,*	1,068	59,007
Penske Automotive Group, Inc.	2,600	96,668
Pep Boys-Manny Moe & Jack*	4,233	52,701
Pier 1 Imports, Inc.	3,300	77,550
RadioShack Corp.#,*	8,250	22,523
Rent-A-Center, Inc.	4,194	167,718
Restoration Hardware Holdings, Inc.*	560	37,419
rue21, Inc.*	520	21,726
Sears Hometown & Outlet Stores, Inc.#,*	370	16,121
Select Comfort Corp.*	2,420	55,297
Shoe Carnival, Inc.	1,233	32,933
Sonic Automotive, Inc.	2,158	47,778
Stage Stores, Inc.	2,138	53,364
Stein Mart, Inc.	1,890	26,403
Systemax, Inc.	272	2,619
Tile Shop Holdings, Inc.*	550	15,637
Tilly’s, Inc.*	710	10,423
Vitamin Shoppe, Inc.*	1,250	60,038
West Marine, Inc.*	60	652
Wet Seal, Inc.*	5,056	22,196
Zale Corp.*	2,200	20,416
Zumiez, Inc.*	603	16,625

		$2,640,760

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
American Apparel, Inc.*	8,370	16,824

July 31, 2013 (unaudited)

32	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Columbia Sportswear Co.	723	$46,648
Crocs, Inc.*	3,450	47,161
Culp, Inc.	640	12,314
Fifth & Pacific Cos., Inc.*	8,590	204,614
G-III Apparel Group Ltd.*	787	40,499
Iconix Brand Group, Inc.*	3,155	103,610
Jones Group, Inc.	6,160	101,147
Maidenform Brands, Inc.*	1,869	43,660
Movado Group, Inc.	1,085	39,581
Oxford Industries, Inc.	370	25,038
Perry Ellis International, Inc.	617	12,402
Quiksilver, Inc.*	6,120	38,678
RG Barry Corp.	990	17,157
Skechers U.S.A., Inc.*	2,923	79,739
Steven Madden Ltd.*	1,656	85,152
Tumi Holdings, Inc.*	1,020	24,398
Unifi, Inc.*	926	21,242
Vera Bradley, Inc.#,*	450	10,908
Wolverine World Wide, Inc.	2,016	115,940

		$1,086,712

TOTAL CONSUMER DISCRETIONARY		$10,691,409

CONSUMER STAPLES – 3.6%

BEVERAGES – 0.1%
Boston Beer Co., Inc.#,*	355	63,538
Coca-Cola Bottling Co. Consolidated	261	16,667
National Beverage Corp.	510	9,068

		$89,273

FOOD & STAPLES RETAILING – 1.2%
Andersons, Inc.	1,465	86,904
Arden Group, Inc.	53	6,889
Casey’s General Stores, Inc.	1,546	102,392
Chefs’ Warehouse, Inc.*	570	11,428
Fairway Group Holdings Corp.#,*	940	23,566
Harris Teeter Supermarkets, Inc.	3,240	159,343
Ingles Markets, Inc.	1,040	29,598
Nash Finch Co.	1,408	33,018
Natural Grocers by Vitamin Cottage, Inc.#,*	510	18,278
Pantry, Inc.*	1,080	13,446
Pricesmart, Inc.	806	73,370
Rite Aid Corp.*	36,190	108,570
Roundy’s, Inc.	2,010	18,331
Spartan Stores, Inc.	1,879	36,960
SUPERVALU, Inc.*	8,140	65,201
Susser Holdings Corp.*	591	30,567
United Natural Foods, Inc.*	1,977	115,852

Description	Number of Shares	Value
Village Super Market, Inc.	650	$23,953
Weis Markets, Inc.	1,120	56,246

		$1,013,912

FOOD PRODUCTS – 1.6%
Alico, Inc.	260	11,913
Annie’s, Inc.*	290	11,980
B&G Foods, Inc.	2,206	76,857
Boulder Brands, Inc.#,*	2,429	31,358
Calavo Growers, Inc.#	307	8,338
Cal-Maine Foods, Inc.	642	32,537
Chiquita Brands International, Inc.*	2,481	29,970
Darling International, Inc.*	7,017	142,445
Diamond Foods, Inc.#,*	1,815	37,008
Dole Food Co., Inc.*	3,640	46,956
Farmer Bros Co.*	388	6,181
Fresh Del Monte Produce, Inc.	2,539	71,321
Griffin Land & Nurseries, Inc.	246	7,828
Hain Celestial Group, Inc.*	1,533	111,848
J&J Snack Foods Corp.	544	43,346
John B Sanfilippo & Son, Inc.	590	12,732
Lancaster Colony Corp.	812	67,420
Limoneira Co.	180	4,039
Omega Protein Corp.*	550	4,604
Pilgrim’s Pride Corp.*	2,100	34,902
Post Holdings, Inc.*	1,550	71,905
Sanderson Farms, Inc.	1,061	74,949
Seaboard Corp.	17	47,940
Seneca Foods Corp.*	420	14,763
Snyders-Lance, Inc.	3,541	112,073
Tootsie Roll Industries, Inc.#	1,243	42,088
TreeHouse Foods, Inc.*	1,762	125,084

		$1,282,385

HOUSEHOLD PRODUCTS – 0.2%
Central Garden & Pet Co.*	4,214	31,774
Harbinger Group, Inc.*	2,990	23,800
Oil-Dri Corp. of America	160	5,098
Orchids Paper Products Co.	480	13,018
Spectrum Brands Holdings, Inc.	1,030	58,113
WD-40 Co.	654	37,612

		$169,415

PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.*	1,137	46,685
Female Health Co.	1,410	12,944
Inter Parfums, Inc.	898	29,616
Lifevantage Corp.*	7,040	18,374
Medifast, Inc.*	440	12,030

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	33

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Nature’s Sunshine Products, Inc.	1,410	$25,662
Nutraceutical International Corp.	460	10,221
Prestige Brands Holdings, Inc.*	1,927	65,345
Revlon, Inc.*	780	19,570
Star Scientific, Inc.#,*	4,009	7,377
Synutra International, Inc.*	429	2,115
USANA Health Sciences, Inc.#,*	205	16,937

		$266,876

TOBACCO – 0.2%
Alliance One International, Inc.*	8,162	31,097
Universal Corp.#	1,372	84,104
Vector Group Ltd.#	2,867	47,736

		$162,937

TOTAL CONSUMER STAPLES		$2,984,798

ENERGY – 5.8%

ENERGY EQUIPMENT & SERVICES – 2.2%
Advanced Emissions Solutions, Inc.*	460	19,297
Basic Energy Services, Inc.*	2,022	23,132
Bolt Technology Corp.	800	14,504
Bristow Group, Inc.	2,541	172,813
C&J Energy Services, Inc.#,*	2,990	57,856
Cal Dive International, Inc.*	3,789	7,426
CARBO Ceramics, Inc.#	1,110	97,525
Dawson Geophysical Co.*	773	27,890
Era Group, Inc.*	1,080	26,341
Exterran Holdings, Inc.*	4,170	132,397
Forum Energy Technologies, Inc.*	1,470	42,454
Geospace Technologies Corp.*	522	38,842
Global Geophysical Services, Inc.#,*	490	2,151
Gulf Island Fabrication, Inc.	1,223	30,245
Gulfmark Offshore, Inc.	1,781	87,714
Helix Energy Solutions Group, Inc.*	7,630	193,573
Hercules Offshore, Inc.*	10,340	71,346
Hornbeck Offshore Services, Inc.*	2,418	128,033
ION Geophysical Corp.*	8,677	53,364
Key Energy Services, Inc.*	11,070	70,184
Matrix Service Co.*	1,613	25,566
Mitcham Industries, Inc.*	1,210	20,485
Natural Gas Services Group, Inc.*	704	17,142
Newpark Resources, Inc.*	3,582	40,978
Nuverra Environmental Solutions, Inc.#,*	9,220	27,199
Parker Drilling Co.*	8,824	53,562
PHI, Inc.*	935	32,912
Pioneer Energy Services Corp.*	4,488	30,429
RigNet, Inc.*	480	13,104

Description	Number of Shares	Value
SEACOR Holdings, Inc.	1,240	$108,574
T.G.C. Industries, Inc.	1,260	11,302
Tesco Corp.*	1,580	20,919
TETRA Technologies, Inc.*	5,340	54,041
Vantage Drilling Co.*	11,140	20,498
Willbros Group, Inc.*	2,928	21,023

		$1,794,821

OIL, GAS & CONSUMABLE FUELS – 3.6%
Abraxas Petroleum Corp.*	4,480	10,931
Adams Resources & Energy, Inc.	90	6,018
Alon USA Energy, Inc.	1,924	26,282
Alpha Natural Resources, Inc.*	15,630	85,027
Amyris, Inc.*	990	2,722
Apco Oil & Gas International, Inc.*	480	8,189
Approach Resources, Inc.#,*	2,110	55,894
Arch Coal, Inc.#	14,270	55,653
ATP Oil & Gas Corp.*	2,852	148
Berry Petroleum Co.	3,184	129,111
Bill Barrett Corp.#,*	2,685	60,198
Bonanza Creek Energy, Inc.*	730	29,740
BPZ Resources, Inc.*	11,873	28,614
Callon Petroleum Co.*	1,680	6,720
Carrizo Oil & Gas, Inc.*	1,526	48,328
Clayton Williams Energy, Inc.*	313	17,819
Clean Energy Fuels Corp.#,*	2,379	30,713
Cloud Peak Energy, Inc.*	4,280	68,608
Comstock Resources, Inc.	3,470	58,192
Contango Oil & Gas Co.	649	25,090
Crimson Exploration, Inc.*	110	353
Crosstex Energy, Inc.	1,773	35,620
Delek US Holdings, Inc.	1,782	53,905
Diamondback Energy, Inc.*	470	17,945
Emerald Oil, Inc.*	2,347	16,898
Endeavour International Corp.#,*	1,533	6,531
Energy XXI (Bermuda) Ltd.	5,640	151,434
EPL Oil & Gas, Inc.*	2,020	64,963
Equal Energy Ltd.	4,100	17,220
Evolution Petroleum Corp.*	1,160	14,349
EXCO Resources, Inc.#	7,570	65,632
Forest Oil Corp.#,*	6,750	34,560
Frontline Ltd.#,*	2,000	5,240
FX Energy, Inc.#,*	2,593	9,490
GasLog Ltd.	1,180	16,402
Gastar Exploration Ltd.*	1,490	4,917
Goodrich Petroleum Corp.*	1,285	24,441
Green Plains Renewable Energy, Inc.*	1,390	23,018
Halcon Resources Corp.#,*	14,861	81,438

July 31, 2013 (unaudited)

34	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Hallador Energy Co.	1,410	$11,111
Isramco, Inc.*	40	4,402
KiOR, Inc.#,*	1,360	6,542
Knightsbridge Tankers Ltd.	2,663	20,399
Kodiak Oil & Gas Corp.*	10,480	101,761
L&L Energy, Inc.#,*	4,530	14,179
Magnum Hunter Resources Corp.#,*	12,810	49,062
Matador Resources Co.*	3,040	39,824
Midstates Petroleum Co., Inc.*	1,460	8,760
Miller Energy Resources, Inc.#,*	4,400	21,956
Nordic American Tankers Ltd.#	5,878	55,723
Northern Oil & Gas, Inc.*	4,600	60,766
Panhandle Oil & Gas, Inc.	586	17,439
Patriot Coal Corp.*	3,730	694
PDC Energy, Inc.*	2,289	126,238
Penn Virginia Corp.*	3,564	17,963
PetroQuest Energy, Inc.*	3,153	14,189
Quicksilver Resources, Inc.*	10,290	14,921
Renewable Energy Group, Inc.*	990	15,424
Rentech, Inc.	12,750	27,285
Resolute Energy Corp.*	4,750	39,758
REX American Resources Corp.*	200	7,278
Rex Energy Corp.*	1,755	33,678
Rosetta Resources, Inc.*	2,128	97,058
Sanchez Energy Corp.#,*	2,000	47,300
Scorpio Tankers, Inc.	11,790	117,311
SemGroup Corp.	1,520	85,789
Ship Finance International Ltd.	3,303	53,145
Solazyme, Inc.#,*	1,820	20,511
Stone Energy Corp.*	3,894	94,858
Swift Energy Co.#,*	3,336	42,501
Synergy Resources Corp.*	1,480	11,470
Targa Resources Corp.	1,210	82,486
Teekay Tankers Ltd.#	7,768	21,906
Triangle Petroleum Corp.*	4,250	30,175
Uranium Energy Corp.*	3,940	9,101
Ur-Energy, Inc.*	12,900	15,093
Vaalco Energy, Inc.*	2,387	14,799
W&T Offshore, Inc.	3,170	51,639
Warren Resources, Inc.*	2,940	8,438
Western Refining, Inc.#	2,825	85,117
Westmoreland Coal Co.*	140	1,788

		$2,998,190

TOTAL ENERGY		$4,793,011

FINANCIALS – 27.1%

CAPITAL MARKETS – 2.9%
Apollo Investment Corp.	16,802	136,600

Description	Number of Shares	Value
Arlington Asset Investment Corp.	1,460	$36,909
BGC Partners, Inc.	4,390	27,569
BlackRock Kelso Capital Corp.	5,740	58,031
Calamos Asset Management, Inc.	1,585	16,880
Capital Southwest Corp.	262	37,985
CIFC Corp.#,*	1,380	9,412
Cohen & Steers, Inc.#	873	30,005
Cowen Group, Inc.*	5,765	18,621
Diamond Hill Investment Group, Inc.	160	16,565
Evercore Partners, Inc.	1,153	54,675
FBR & Co.*	557	15,980
Fidus Investment Corp.	570	11,081
Fifth Street Finance Corp.	8,256	89,495
Financial Engines, Inc.	1,980	94,525
FXCM, Inc.#	1,730	28,545
GAMCO Investors, Inc.	202	11,395
GFI Group, Inc.	6,051	24,204
Gladstone Capital Corp.	1,822	15,706
Gladstone Investment Corp.	1,367	9,815
Golub Capital BDC, Inc.#	1,490	27,088
Greenhill & Co., Inc.	1,170	58,898
GSV Capital Corp.#,*	1,170	10,822
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#,*	1,350	16,024
Hercules Technology Growth Capital, Inc.	4,767	66,452
HFF, Inc.	1,900	39,900
Horizon Technology Finance Corp.#	850	11,891
ICG Group, Inc.*	3,164	38,379
INTL. FCStone, Inc.*	766	14,179
Investment Technology Group, Inc.*	3,060	43,483
Janus Capital Group, Inc.	10,490	98,291
JMP Group, Inc.	590	4,189
KCAP Financial, Inc.#	1,700	17,799
KCG Holdings, Inc.	3,680	33,930
Ladenburg Thalmann Financial Services, Inc.*	5,250	9,870
Main Street Capital Corp.#	1,745	53,275
Manning & Napier, Inc.	1,080	19,386
MCG Capital Corp.	4,950	27,176
Medallion Financial Corp.	1,311	19,783
Medley Capital Corp.	1,600	23,360
MVC Capital, Inc.	2,454	31,215
New Mountain Finance Corp.#	2,020	29,290
NGP Capital Resources Co.	3,107	20,444
Oppenheimer Holdings, Inc.	850	16,286
PennantPark Investment Corp.	5,130	59,765
Piper Jaffray Cos.*	1,280	42,944
Prospect Capital Corp.#	18,309	200,484

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	35

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Pzena Investment Management, Inc.	715	$5,091
Safeguard Scientifics, Inc.*	1,135	16,968
Solar Capital Ltd.	2,810	61,904
Solar Senior Capital Ltd.	790	14,963
Stifel Financial Corp.*	4,416	166,262
SWS Group, Inc.*	1,777	10,591
TCP Capital Corp.	800	12,712
Teton Advisors, Inc.#	10	210
THL Credit, Inc.	800	12,464
TICC Capital Corp.#	3,759	37,740
Triangle Capital Corp.#	1,986	57,673
Virtus Investment Partners, Inc.*	223	41,590
Walter Investment Management Corp.*	2,622	104,329
Westwood Holdings Group, Inc.	460	22,880
WhiteHorse Finance, Inc.#	910	14,424
WisdomTree Investments, Inc.*	4,020	52,059

		$2,410,461

COMMERCIAL BANKS – 8.8%
1st Source Corp.	1,188	32,409
1st United Bancorp, Inc.	740	5,757
American National Bankshares, Inc.	490	11,682
Ameris Bancorp*	1,760	33,880
Ames National Corp.#	761	17,412
Arrow Financial Corp.	924	24,338
Bancfirst Corp.	134	7,006
Banco Latinoamericano de Comercio Exterior SA#	2,264	57,030
Bancorp, Inc.*	2,580	38,700
BancorpSouth, Inc.	6,010	118,096
Bank of Kentucky Financial Corp.	370	10,156
Bank of Marin Bancorp	310	13,066
Bank of the Ozarks, Inc.	1,422	67,943
Banner Corp.	1,200	44,496
Bar Harbor Bankshares	400	15,704
BBCN Bancorp, Inc.	5,781	84,460
BNC Bancorp	1,190	15,791
Boston Private Financial Holdings, Inc.	5,138	56,775
Bridge Bancorp, Inc.	570	12,221
Bridge Capital Holdings*	300	4,947
Bryn Mawr Bank Corp.	475	13,281
C&F Financial Corp.#	250	13,510
Camden National Corp.	263	10,233
Capital Bank Financial Corp.*	1,280	24,448
Capital City Bank Group, Inc.*	951	11,907
Cardinal Financial Corp.	1,330	21,759
Cathay General Bancorp	5,472	130,015
Center Bancorp, Inc.	130	1,959
Centerstate Banks, Inc.	2,486	24,512

Description	Number of Shares	Value
Central Pacific Financial Corp.*	1,620	$30,116
Century Bancorp, Inc.	410	14,584
Chemical Financial Corp.	1,738	51,897
Chemung Financial Corp.	490	16,283
Citizens & Northern Corp.	831	16,404
City Holding Co.#	762	33,726
CNB Financial Corp.	910	16,271
CoBiz Financial, Inc.	1,980	19,879
Columbia Banking System, Inc.	3,999	99,895
Community Bank System, Inc.	2,904	97,400
Community Trust Bancorp, Inc.	928	36,981
CommunityOne Bancorp#,*	780	6,630
Customers Bancorp, Inc.*	1,370	22,947
CVB Financial Corp.	7,024	91,944
Eagle Bancorp, Inc.*	1,474	38,722
Enterprise Bancorp, Inc.	60	1,207
Enterprise Financial Services Corp.	753	13,953
Farmers Capital Bank Corp.*	630	15,385
Fidelity Southern Corp.	972	15,002
Financial Institutions, Inc.	873	17,573
First BanCorp*	4,230	31,852
First Bancorp	1,095	17,334
First Bancorp, Inc.	439	7,858
First Busey Corp.	7,781	38,827
First Commonwealth Financial Corp.	6,326	47,508
First Community Bancshares, Inc.	1,301	20,764
First Connecticut Bancorp, Inc.	1,340	20,100
First Financial Bancorp	4,075	65,648
First Financial Bankshares, Inc.#	1,721	106,100
First Financial Corp.	935	31,005
First Financial Holdings, Inc.	1,858	103,012
First Interstate Bancsystem, Inc.	1,240	29,227
First M&F Corp.#	1,030	18,262
First Merchants Corp.	1,795	33,602
First Midwest Bancorp, Inc.	4,761	72,700
First of Long Island Corp.	220	7,916
First Security Group Inc.*	7,590	18,140
FirstMerit Corp.	11,562	259,220
FNB Corp.	10,166	128,498
German American Bancorp, Inc.	400	11,068
Glacier Bancorp, Inc.	5,191	126,349
Great Southern Bancorp, Inc.	490	14,308
Guaranty Bancorp	1,244	15,600
Hancock Holding Co.#	6,238	204,357
Hanmi Financial Corp.*	2,400	40,800
Heartland Financial USA, Inc.	593	16,604
Heritage Commerce Corp.*	2,150	15,802
Heritage Financial Corp.	820	13,030

July 31, 2013 (unaudited)

36	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Heritage Oaks Bancorp*	2,670	$17,755
Home BancShares, Inc.	2,924	79,884
HomeTrust Bancshares, Inc.*	1,540	24,994
Horizon Bancorp	580	13,903
Hudson Valley Holding Corp.	1,112	23,041
Iberiabank Corp.	2,074	121,951
Independent Bank Corp.	1,586	59,063
Independent Bank Group, Inc.*	550	19,129
International Bancshares Corp.	3,902	94,467
Intervest Bancshares Corp.#,*	2,380	17,612
Investors Bancorp, Inc.#	2,891	64,180
Lakeland Bancorp, Inc.	1,692	19,018
Lakeland Financial Corp.	1,015	32,023
Macatawa Bank Corp.#,*	3,050	15,830
MainSource Financial Group, Inc.	979	14,156
MB Financial, Inc.	4,025	115,840
Mercantile Bank Corp.	620	12,381
Merchants Bancshares, Inc.	290	9,002
Metro Bancorp, Inc.*	572	12,504
MetroCorp Bancshares, Inc.	900	9,630
Middleburg Financial Corp.	690	14,407
MidSouth Bancorp, Inc.	820	13,366
MidWestOne Financial Group, Inc.	480	12,523
National Bank Holdings Corp.	3,560	71,200
National Bankshares, Inc.#	200	7,650
National Penn Bancshares, Inc.	8,141	87,841
NBT Bancorp, Inc.	3,180	71,773
NewBridge Bancorp*	2,720	22,277
Northrim BanCorp, Inc.	580	14,802
OFG Bancorp	3,634	67,120
Old National Bancorp	6,471	93,247
OmniAmerican Bancorp, Inc.*	740	17,494
Pacific Continental Corp.	1,340	16,522
Pacific Premier Bancorp, Inc.*	1,340	17,460
PacWest Bancorp	2,716	96,201
Park National Corp.#	818	64,540
Park Sterling Corp.*	3,640	24,388
Peapack Gladstone Financial Corp.	940	18,386
Penns Woods Bancorp, Inc.	160	7,350
Peoples Bancorp, Inc.	596	13,404
Pinnacle Financial Partners, Inc.*	2,481	70,659
Preferred Bank*	650	11,044
PrivateBancorp, Inc.	5,010	118,186
Prosperity Bancshares, Inc.	3,965	234,014
Renasant Corp.	1,581	43,319
Republic Bancorp, Inc.	827	21,643
S&T Bancorp, Inc.	2,010	49,205
Sandy Spring Bancorp, Inc.	2,147	52,473

Description	Number of Shares	Value
Seacoast Banking Corp. of Florida*	7,360	$17,370
Sierra Bancorp	516	8,142
Simmons First National Corp.	1,426	39,001
Southside Bancshares, Inc.#	1,570	39,234
Southwest Bancorp, Inc.*	1,132	16,935
State Bank Financial Corp.	2,320	37,027
StellarOne Corp.	1,393	29,504
Sterling Bancorp	2,637	35,731
Sterling Financial Corp.	2,600	68,978
Suffolk Bancorp*	854	15,500
Sun Bancorp, Inc.*	1,460	4,847
Susquehanna Bancshares, Inc.	12,682	168,671
SY Bancorp, Inc.	530	14,644
Taylor Capital Group, Inc.*	1,460	32,748
Texas Capital Bancshares, Inc.*	2,838	129,101
Tompkins Financial Corp.	710	32,042
TowneBank#	1,921	30,678
Trico Bancshares	1,093	23,674
Trustmark Corp.	4,908	132,369
UMB Financial Corp.	1,994	119,241
Umpqua Holdings Corp.	7,906	133,137
Union First Market Bankshares Corp.#	1,859	41,084
United Bankshares, Inc.#	3,704	104,897
United Community Banks, Inc.*	3,214	43,807
Univest Corp. of Pennsylvania	1,793	36,380
ViewPoint Financial Group, Inc.#	2,531	54,594
Virginia Commerce Bancorp, Inc.*	2,640	39,679
Washington Banking Co.	920	13,386
Washington Trust Bancorp, Inc.	576	18,628
Webster Financial Corp.	6,320	172,157
WesBanco, Inc.	2,016	59,371
West Bancorporation, Inc.	1,097	15,007
Westamerica Bancorporation#	2,263	108,601
Western Alliance Bancorp*	4,821	85,476
Wilshire Bancorp, Inc.	3,780	33,226
Wintrust Financial Corp.	2,523	103,216
Yadkin Financial Corp.#,*	1,060	16,525

		$7,299,248

CONSUMER FINANCE – 0.8%
Cash America International, Inc.	1,976	82,992
Credit Acceptance Corp.*	298	33,522
DFC Global Corp.*	3,658	56,662
Encore Capital Group, Inc.#,*	985	38,277
Ezcorp, Inc.*	3,769	68,144
First Cash Financial Services, Inc.*	1,149	61,357
First Marblehead Corp.*	5,080	8,636

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	37

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Green Dot Corp.#,*	1,950	$45,396
Imperial Holdings, Inc.#,*	2,330	17,265
Nelnet, Inc.	1,692	65,785
Nicholas Financial, Inc.	1,080	16,816
Portfolio Recovery Associates, Inc.*	709	105,861
Regional Management Corp.*	650	20,092
World Acceptance Corp.#,*	274	22,819

		$643,624

DIVERSIFIED FINANCIAL SERVICES – 0.3%
California First National Bancorp	150	2,593
Gain Capital Holdings, Inc.	2,760	15,014
MarketAxess Holdings, Inc.	1,547	79,980
Marlin Business Services Corp.	480	10,982
NewStar Financial, Inc.*	2,134	32,864
PHH Corp.*	4,307	97,597
PICO Holdings, Inc.*	1,960	42,904
Resource America, Inc.	1,290	10,707

		$292,641

INSURANCE – 2.9%
Ambac Financial Group, Inc.*	1,300	32,552
American Equity Investment Life Holding Co.	4,603	83,775
American Safety Insurance Holdings Ltd.*	877	26,275
AMERISAFE, Inc.	1,082	38,660
Amtrust Financial Services, Inc.#	1,566	65,193
Argo Group International Holdings Ltd.	1,443	64,430
Baldwin & Lyons, Inc.	492	13,141
Citizens, Inc.*	1,797	12,831
CNO Financial Group, Inc.	16,060	229,337
Crawford & Co.	1,767	13,889
Donegal Group, Inc.	940	12,925
Eastern Insurance Holdings, Inc.	630	12,304
eHealth, Inc.*	804	24,715
EMC Insurance Group, Inc.	510	14,790
Employers Holdings, Inc.	1,317	34,624
Enstar Group Ltd.*	559	80,317
FBL Financial Group, Inc.	553	24,459
First American Financial Corp.	7,250	164,792
Global Indemnity PLC*	524	13,614
Greenlight Capital Re Ltd.*	2,150	56,846
Hallmark Financial Services*	1,837	17,947
HCI Group, Inc.	430	15,695
Hilltop Holdings, Inc.*	4,411	75,119
Horace Mann Educators Corp.	3,064	86,834
Independence Holding Co.	400	5,612
Infinity Property & Casualty Corp.	698	45,377
Kansas City Life Insurance Co.	370	16,284

Description	Number of Shares	Value
Maiden Holdings Ltd.	4,002	$48,664
Meadowbrook Insurance Group, Inc.	4,025	30,550
Montpelier Re Holdings Ltd.	2,884	77,897
National Interstate Corp.	519	14,143
National Western Life Insurance Co.	165	35,302
Navigators Group, Inc.#,*	716	41,499
OneBeacon Insurance Group Ltd.	2,090	30,305
Phoenix Cos., Inc.*	421	17,964
Platinum Underwriters Holdings Ltd.	2,220	128,960
Primerica, Inc.	3,520	144,461
RLI Corp.	1,356	111,924
Safety Insurance Group, Inc.	1,014	54,523
Selective Insurance Group, Inc.	3,803	92,983
State Auto Financial Corp.	638	12,951
Stewart Information Services Corp.	1,499	46,364
Symetra Financial Corp.	5,730	103,025
Tower Group International Ltd.	3,591	78,535
United Fire Group, Inc.	1,365	35,504
Universal Insurance Holdings, Inc.	2,460	19,336

		$2,407,227

REAL ESTATE INVESTMENT TRUSTS – 8.9%
Acadia Realty Trust	3,385	87,265
AG Mortgage Investment Trust, Inc.	1,900	34,466
Agree Realty Corp.	979	29,527
Alexander’s, Inc.	96	28,992
American Assets Trust, Inc.	2,330	75,492
American Capital Mortgage Investment Corp.	3,820	74,796
American Realty Capital Properties, Inc.#	9,800	141,610
American Residential Properties, Inc.#,*	980	17,189
AmREIT, Inc.	830	15,181
Anworth Mortgage Asset Corp.	10,551	51,278
Apollo Commercial Real Estate Finance, Inc.	2,170	34,785
Apollo Residential Mortgage, Inc.	2,870	46,006
Ares Commercial Real Estate Corp.	1,220	16,031
Armada Hoffler Properties, Inc.	1,420	15,435
ARMOUR Residential REIT, Inc.#	25,780	114,979
Ashford Hospitality Trust, Inc.	4,350	50,764
Associated Estates Realty Corp.#	3,554	54,305
Aviv REIT, Inc.	800	19,920
Campus Crest Communities, Inc.	3,960	44,946
CapLease, Inc.	5,851	49,616
Capstead Mortgage Corp.	7,100	83,922
Cedar Realty Trust, Inc.	4,046	22,415
Chambers Street Properties#	17,610	142,465
Chatham Lodging Trust	1,140	19,904
Chesapeake Lodging Trust	3,060	70,105

July 31, 2013 (unaudited)

38	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Colonial Properties Trust	6,533	$158,164
Colony Financial, Inc.	4,320	87,610
Coresite Realty Corp.	1,190	40,412
Cousins Properties, Inc.	7,947	81,457
CubeSmart	9,804	158,825
CYS Investments, Inc.	11,860	98,438
DCT Industrial Trust, Inc.	21,385	160,601
DiamondRock Hospitality Co.	13,877	134,607
DuPont Fabros Technology, Inc.#	3,605	82,591
Dynex Capital, Inc.	4,520	43,437
EastGroup Properties, Inc.	1,254	77,572
Education Realty Trust, Inc.	7,521	70,923
Ellington Residential Mortgage REIT	1,030	15,986
EPR Properties	3,449	173,761
Equity One, Inc.	3,552	82,193
Excel Trust, Inc.	3,390	44,002
FelCor Lodging Trust, Inc.*	9,900	59,796
First Industrial Realty Trust, Inc.	7,262	118,806
First Potomac Realty Trust	4,614	62,612
Franklin Street Properties Corp.	5,357	71,302
Geo Group, Inc.	4,036	140,130
Getty Realty Corp.	1,437	29,588
Gladstone Commercial Corp.	1,150	21,401
Glimcher Realty Trust	5,605	63,000
Government Properties Income Trust	3,150	79,600
Gramercy Property Trust, Inc.*	3,070	14,582
Healthcare Realty Trust, Inc.	5,366	137,960
Hersha Hospitality Trust	13,488	79,175
Highwoods Properties, Inc.	5,255	190,651
Hudson Pacific Properties, Inc.	2,810	60,977
Inland Real Estate Corp.	4,565	46,974
Invesco Mortgage Capital, Inc.	9,240	151,813
Investors Real Estate Trust	6,057	52,332
iStar Financial, Inc.*	6,500	73,840
JAVELIN Mortgage Investment Corp.#	740	9,909
Kite Realty Group Trust	7,240	41,775
LaSalle Hotel Properties	6,921	186,452
Lexington Realty Trust	11,201	140,461
LTC Properties, Inc.	1,782	68,910
Medical Properties Trust, Inc.	10,985	160,381
Mission West Properties Escrow	1,655	—
Monmouth Real Estate Investment Corp.	1,802	17,624
MPG Office Trust, Inc.*	5,210	16,307
National Health Investors, Inc.	1,054	65,970
New Residential Investment Corp.	17,810	118,080
New York Mortgage Trust, Inc.#	4,850	31,234
NorthStar Realty Finance Corp.	14,970	146,706
One Liberty Properties, Inc.	450	10,454

Description	Number of Shares	Value
Parkway Properties, Inc.	3,289	$57,558
Pebblebrook Hotel Trust	4,060	108,199
Pennsylvania Real Estate Investment Trust	4,551	94,206
PennyMac Mortgage Investment Trust	4,010	88,541
Potlatch Corp.	1,151	50,679
PS Business Parks, Inc.	899	65,870
RAIT Financial Trust	5,467	41,331
Ramco-Gershenson Properties Trust	4,064	62,951
Redwood Trust, Inc.#	6,289	106,536
Resource Capital Corp.	10,502	69,733
Retail Opportunity Investments Corp.	4,370	59,869
RLJ Lodging Trust	8,140	197,151
Rouse Properties, Inc.#	1,520	30,932
Ryman Hospitality Properties#	2,162	80,535
Sabra Health Care REIT, Inc.	2,723	71,452
Saul Centers, Inc.#	438	19,876
Select Income REIT	1,180	31,836
Silver Bay Realty Trust Corp.#	1,669	26,854
Sovran Self Storage, Inc.	1,207	83,404
Spirit Realty Capital, Inc.	5,123	46,773
STAG Industrial, Inc.	2,600	53,898
Strategic Hotels & Resorts, Inc.*	7,160	63,438
Summit Hotel Properties, Inc.	4,370	44,224
Sun Communities, Inc.	1,211	58,637
Sunstone Hotel Investors, Inc.*	11,994	155,202
Terreno Realty Corp.	1,530	28,060
UMH Properties, Inc.	410	4,481
Universal Health Realty Income Trust	597	25,952
Urstadt Biddle Properties, Inc.	1,065	22,493
Washington Real Estate Investment Trust	3,652	98,166
Western Asset Mortgage Capital Corp.#	1,740	29,215
Whitestone REIT#	1,480	23,946
Winthrop Realty Trust	2,820	36,011
ZAIS Financial Corp.	840	14,414

		$7,373,198

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
Alexander & Baldwin, Inc.*	2,650	117,368
AV Homes, Inc.*	512	8,269
Consolidated-Tomoka Land Co.	290	11,266
Forestar Group, Inc.*	2,258	48,795
Kennedy-Wilson Holdings, Inc.	2,680	45,828
Tejon Ranch Co.*	798	26,964
Thomas Properties Group, Inc.	1,940	10,980

		$269,470

THRIFTS & MORTGAGE FINANCE – 2.2%
Astoria Financial Corp.	6,650	81,130

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	39

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Banc of California, Inc.	500	$7,360
Bank Mutual Corp.	4,791	29,752
BankFinancial Corp.	1,681	14,457
BBX Capital Corp.*	1,100	15,609
Beneficial Mutual Bancorp, Inc.*	1,250	10,775
Berkshire Hills Bancorp, Inc.	1,821	47,528
BofI Holding, Inc.*	650	35,262
Brookline Bancorp, Inc.	5,418	53,421
Capitol Federal Financial, Inc.	10,110	127,487
Charter Financial Corp.	1,446	15,747
Clifton Savings Bancorp, Inc.	1,090	13,570
Dime Community Bancshares, Inc.	2,823	49,544
Doral Financial Corp.	164	3,938
ESB Financial Corp.	1,872	24,542
ESSA Bancorp, Inc.	1,740	19,749
EverBank Financial Corp.	4,410	68,443
Federal Agricultural Mortgage Corp.	1,000	31,090
First Defiance Financial Corp.	550	14,520
First Financial Northwest, Inc.	990	10,553
Flagstar Bancorp, Inc.#,*	1,400	22,960
Flushing Financial Corp.	2,554	48,424
Fox Chase Bancorp, Inc.	980	17,170
Franklin Financial Corp.	620	11,327
Hingham Institution for Savings	230	16,530
Home Bancorp, Inc.*	710	12,957
Home Federal Bancorp, Inc.	653	9,155
Home Loan Servicing Solutions Ltd.	3,460	86,604
HomeStreet, Inc.	390	8,463
Kearny Financial Corp.*	19	197
Meridian Interstate Bancorp, Inc.*	220	4,501
MGIC Investment Corp.*	21,715	165,903
NASB Financial, Inc.#,*	630	18,358
Northfield Bancorp, Inc.	2,885	33,812
Northwest Bancshares, Inc.	6,188	85,518
OceanFirst Financial Corp.	1,788	30,539
Oritani Financial Corp.	2,960	48,130
PennyMac Financial Services, Inc.	870	17,052
Provident Financial Holdings, Inc.	550	9,625
Provident Financial Services, Inc.	4,265	75,874
Provident New York Bancorp	3,574	38,778
Radian Group, Inc.#	10,596	148,874
Rockville Financial, Inc.	1,562	20,462
Roma Financial Corp.*	100	1,910
Territorial Bancorp, Inc.	730	16,600
TrustCo Bank Corp.	6,890	40,927
United Community Financial Corp.*	3,600	16,632
United Financial Bancorp, Inc.	2,130	33,249
Walker & Dunlop, Inc.*	510	9,404

Description	Number of Shares	Value
Westfield Financial, Inc.	3,124	$21,743
WSFS Financial Corp.	738	43,933

		$1,790,088

TOTAL FINANCIALS		$22,485,957

HEALTH CARE – 9.9%

BIOTECHNOLOGY – 3.0%
ACADIA Pharmaceuticals, Inc.#,*	2,690	52,993
Achillion Pharmaceuticals, Inc.*	4,140	29,560
Acorda Therapeutics, Inc.*	1,733	65,802
Aegerion Pharmaceuticals, Inc.*	1,020	93,422
Alnylam Pharmaceuticals, Inc.*	2,490	114,963
AMAG Pharmaceuticals, Inc.*	1,020	22,950
Amicus Therapeutics, Inc.#,*	90	220
Anacor Pharmaceuticals, Inc.#,*	50	382
Arena Pharmaceuticals, Inc.#,*	9,430	65,538
Arqule, Inc.*	3,040	8,117
Array BioPharma, Inc.*	5,283	35,185
Astex Pharmaceuticals*	6,220	32,531
AVEO Pharmaceuticals, Inc.*	1,390	3,336
Biotime, Inc.#,*	260	1,022
Celldex Therapeutics, Inc.#,*	3,363	68,874
Cepheid, Inc.*	2,607	90,906
Chelsea Therapeutics International Ltd.*	5,410	16,014
ChemoCentryx, Inc.*	1,310	18,314
Chimerix, Inc.*	680	15,463
Clovis Oncology, Inc.*	530	41,276
Coronado Biosciences, Inc.#,*	1,460	11,432
Curis, Inc.#,*	2,950	12,242
Cytokinetics, Inc.*	6,660	82,850
Cytori Therapeutics, Inc.#,*	2,187	6,167
Dendreon Corp.#,*	5,560	25,520
Dyax Corp.*	2,921	11,772
Dynavax Technologies Corp.*	6,770	9,004
Emergent Biosolutions, Inc.*	2,141	37,874
Enzon Pharmaceuticals, Inc.	1,860	3,720
Epizyme, Inc.*	490	17,689
Exact Sciences Corp.*	2,440	33,477
Exelixis, Inc.#,*	8,152	41,331
Genomic Health, Inc.#,*	750	26,730
Geron Corp.*	6,027	7,895
GTx, Inc.#,*	350	1,676
Halozyme Therapeutics, Inc.*	3,951	33,623
Idenix Pharmaceuticals, Inc.#,*	3,412	13,409
ImmunoGen, Inc.#,*	4,218	80,353
Immunomedics, Inc.#,*	2,800	15,932
Infinity Pharmaceuticals, Inc.*	1,960	41,513
Insmed, Inc.*	1,380	15,332

July 31, 2013 (unaudited)

40	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Intercept Pharmaceuticals, Inc.*	370	$17,320
InterMune, Inc.*	3,946	61,202
Ironwood Pharmaceuticals, Inc.#,*	3,380	41,371
Isis Pharmaceuticals, Inc.*	4,242	122,382
Keryx Biopharmaceuticals, Inc.#,*	2,860	26,026
Lexicon Pharmaceuticals, Inc.*	9,060	22,469
Ligand Pharmaceuticals, Inc.*	655	31,034
MannKind Corp.#,*	4,787	36,956
Merrimack Pharmaceuticals, Inc.#,*	3,560	17,017
MiMedx Group, Inc.#,*	3,180	19,907
Momenta Pharmaceuticals, Inc.*	2,030	35,038
Neurocrine Biosciences, Inc.*	2,837	39,690
NewLink Genetics Corp.#,*	470	8,441
Novavax, Inc.*	5,063	13,619
NPS Pharmaceuticals, Inc.*	4,362	78,560
OncoGenex Pharmaceutical, Inc.#,*	1,200	11,724
Opko Health, Inc.#,*	5,020	37,399
Orexigen Therapeutics, Inc.#,*	3,845	29,222
Osiris Therapeutics, Inc.#,*	704	8,061
PDL BioPharma, Inc.#	6,856	55,671
Portola Pharmaceuticals, Inc.#,*	660	15,167
Progenics Pharmaceuticals, Inc.*	1,876	11,237
Prothena Corp. PLC*	1,260	21,886
Puma Biotechnology, Inc.*	720	36,799
Raptor Pharmaceutical Corp.#,*	2,050	20,439
Repligen Corp.*	1,780	18,103
Rigel Pharmaceuticals, Inc.*	8,081	30,789
Sangamo Biosciences, Inc.#,*	2,305	22,474
Sarepta Therapeutics, Inc.#,*	1,160	42,943
SIGA Technologies, Inc.#,*	1,840	5,870
Spectrum Pharmaceuticals, Inc.#	5,040	42,538
Sunesis Pharmaceuticals, Inc.#,*	610	3,099
Synageva BioPharma Corp.*	450	21,645
Synergy Pharmaceuticals, Inc.#,*	2,310	10,395
Synta Pharmaceuticals Corp.#,*	2,000	13,420
Targacept, Inc.*	3,350	16,750
TESARO, Inc.*	510	17,401
Threshold Pharmaceuticals, Inc.*	1,280	6,938
Trius Therapeutics, Inc.*	1,740	24,534
Vanda Pharmaceuticals, Inc.*	1,040	12,126
Vical, Inc.#,*	1,980	7,643
XOMA Corp.#,*	3,250	17,648
ZIOPHARM Oncology, Inc.#,*	2,920	8,702

		$2,448,064

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%
Abaxis, Inc.	1,051	44,247

Description	Number of Shares	Value
ABIOMED, Inc.#,*	1,412	$35,413
Accuray, Inc.#,*	2,732	16,966
Align Technology, Inc.*	2,941	126,581
Alphatec Holdings, Inc.*	8,380	19,274
Analogic Corp.	748	53,400
AngioDynamics, Inc.*	989	11,819
Anika Therapeutics, Inc.*	970	19,507
Antares Pharma, Inc.#,*	3,030	13,393
ArthroCare Corp.*	1,340	48,588
AtriCure, Inc.*	750	7,245
Atrion Corp.	90	21,703
Biolase, Inc.*	2	7
Cantel Medical Corp.	1,269	33,679
Cardiovascular Systems, Inc.*	380	7,824
Cerus Corp.#,*	2,350	13,160
CONMED Corp.	1,873	61,434
CryoLife, Inc.	1,550	10,974
Cyberonics, Inc.*	1,150	59,788
Cynosure, Inc.*	975	27,768
Derma Sciences, Inc.#,*	930	13,215
DexCom, Inc.*	2,333	50,813
Endologix, Inc.*	2,710	42,357
Exactech, Inc.*	622	13,429
GenMark Diagnostics, Inc.*	1,570	14,915
Globus Medical, Inc.#,*	1,520	25,475
Greatbatch, Inc.*	1,511	57,116
Haemonetics Corp.*	2,100	88,662
HeartWare International, Inc.*	650	60,073
ICU Medical, Inc.*	557	39,931
Insulet Corp.*	2,181	69,552
Integra LifeSciences Holdings Corp.*	897	35,333
Invacare Corp.	1,684	26,287
MAKO Surgical Corp.#,*	1,390	19,516
Masimo Corp.	2,411	56,152
Meridian Bioscience, Inc.	1,494	36,947
Merit Medical Systems, Inc.*	2,560	33,638
Natus Medical, Inc.*	1,193	15,258
Navidea Biopharmaceuticals, Inc.#,*	5,470	16,629
Neogen Corp.*	1,013	57,214
NuVasive, Inc.*	2,870	65,493
NxStage Medical, Inc.*	2,631	34,098
OraSure Technologies, Inc.*	3,017	13,365
Orthofix International NV*	1,521	34,542
PhotoMedex, Inc.#,*	670	10,666
Quidel Corp.#,*	1,297	34,721
Rochester Medical Corp.*	780	11,528
Rockwell Medical, Inc.#,*	1,370	6,919
RTI Surgical, Inc.*	4,370	17,130

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Solta Medical, Inc.*	3,890	$10,542
Spectranetics Corp.*	958	17,263
Staar Surgical Co.*	1,250	13,138
STERIS Corp.	2,260	101,745
SurModics, Inc.*	700	14,168
Symmetry Medical, Inc.*	2,448	21,322
TearLab Corp.#,*	1,510	21,367
Thoratec Corp.*	2,050	67,220
Tornier NV*	1,090	17,876
Unilife Corp.#,*	3,980	11,224
Vascular Solutions, Inc.*	940	15,190
Volcano Corp.*	2,349	46,910
West Pharmaceutical Services, Inc.	1,400	103,264
Wright Medical Group, Inc.*	2,600	71,292
Zeltiq Aesthetics, Inc.#,*	40	242

		$2,166,507

HEALTH CARE PROVIDERS & SERVICES – 2.3%
Acadia Healthcare Co., Inc.*	1,190	43,875
Accretive Health, Inc.#,*	1,700	16,966
Air Methods Corp.	1,633	54,852
Almost Family, Inc.	1,148	21,961
Amedisys, Inc.*	2,536	31,725
AMN Healthcare Services, Inc.*	1,918	28,348
Amsurg Corp.*	1,610	62,967
Bio-Reference Labs, Inc.#,*	988	26,429
BioScrip, Inc.*	4,050	65,812
Capital Senior Living Corp.*	1,128	25,989
Centene Corp.*	2,077	115,211
Chemed Corp.#	615	43,413
Chindex International, Inc.*	861	14,740
Corvel Corp.*	680	23,045
Cross Country Healthcare, Inc.*	884	4,986
Emeritus Corp.*	1,276	29,590
Ensign Group, Inc.	869	33,231
ExamWorks Group, Inc.*	1,180	28,650
Five Star Quality Care, Inc.*	2,940	17,405
Gentiva Health Services, Inc.*	1,367	14,682
Hanger, Inc.*	2,053	75,797
HealthSouth Corp.*	4,174	135,905
Healthways, Inc.*	1,620	27,799
IPC The Hospitalist Co., Inc.*	840	42,311
Kindred Healthcare, Inc.*	4,305	66,125
Landauer, Inc.	356	17,540
LHC Group, Inc.*	547	12,548
Magellan Health Services, Inc.*	1,825	104,299
Molina Healthcare, Inc.*	942	34,967

Description	Number of Shares	Value
MWI Veterinary Supply, Inc.*	530	$75,350
National Healthcare Corp.	700	33,621
National Research Corp.*	630	11,327
Owens & Minor, Inc.	3,446	123,918
PharMerica Corp.*	2,479	36,293
Providence Service Corp.*	420	11,579
Select Medical Holdings Corp.	3,720	33,368
Skilled Healthcare Group, Inc.*	649	4,231
Team Health Holdings, Inc.*	2,160	86,875
Triple-S Management Corp.*	941	20,476
U.S. Physical Therapy, Inc.	472	13,509
Universal American Corp.	3,043	32,986
USMD Holdings, Inc.*	240	7,392
Vanguard Health Systems, Inc.*	1,470	30,738
WellCare Health Plans, Inc.*	3,110	189,803

		$1,932,634

HEALTH CARE TECHNOLOGY – 0.6%
athenahealth, Inc.#,*	1,400	156,730
Computer Programs & Systems, Inc.	573	31,939
Greenway Medical Technologies#,*	740	8,562
HealthStream, Inc.*	720	22,680
HMS Holdings Corp.*	3,477	84,109
MedAssets, Inc.*	2,119	46,131
Medidata Solutions, Inc.*	860	79,576
Merge Healthcare, Inc.*	2,830	12,820
Omnicell, Inc.*	2,048	43,213
Quality Systems, Inc.	1,886	43,133
Vocera Communications, Inc.#,*	380	5,502

		$534,395

LIFE SCIENCES TOOLS & SERVICES – 0.3%
Affymetrix, Inc.*	3,504	13,315
Albany Molecular Research, Inc.*	1,610	20,463
Cambrex Corp.*	1,134	16,613
Fluidigm Corp.*	980	17,405
Furiex Pharmaceuticals, Inc.*	370	16,276
Harvard Bioscience, Inc.*	650	3,477
Luminex Corp.*	1,688	33,608
Pacific Biosciences of California, Inc.*	1,380	3,574
PAREXEL International Corp.*	2,049	101,323
Sequenom, Inc.#,*	5,682	17,046

		$243,100

PHARMACEUTICALS – 1.1%
AcelRx Pharmaceuticals, Inc.*	1,790	20,853
Akorn, Inc.*	2,550	36,184
Ampio Pharmaceuticals, Inc.#,*	1,230	6,839
Auxilium Pharmaceuticals, Inc.*	1,611	29,578
AVANIR Pharmaceuticals, Inc.*	5,770	27,177

July 31, 2013 (unaudited)

42	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
BioDelivery Sciences International, Inc.#,*	2,450	$10,584
Cadence Pharmaceuticals, Inc.*	2,659	19,863
Corcept Therapeutics, Inc.*	490	1,034
Cornerstone Therapeutics, Inc.*	20	178
Depomed, Inc.*	2,530	16,496
Endocyte, Inc.*	1,160	20,845
Hi-Tech Pharmacal Co., Inc.	570	20,486
Horizon Pharma, Inc.*	80	202
Impax Laboratories, Inc.*	4,770	98,930
Lannett Co., Inc.*	460	6,389
Medicines Co.*	2,079	64,241
Nektar Therapeutics*	5,162	57,866
Omeros Corp.#,*	1,000	5,370
Optimer Pharmaceuticals, Inc.#,*	2,215	27,710
Pacira Pharmaceuticals, Inc.#,*	900	30,537
Pernix Therapeutics Holdings#,*	1,740	5,916
Pozen, Inc.*	725	4,169
Questcor Pharmaceuticals, Inc.#	1,759	117,536
Repros Therapeutics, Inc.#,*	620	12,791
Sagent Pharmaceuticals, Inc.*	320	6,954
Santarus, Inc.*	2,380	57,882
Sciclone Pharmaceuticals, Inc.*	2,900	18,154
Sucampo Pharmaceuticals, Inc.*	892	5,468
TherapeuticsMD, Inc.*	5,250	12,128
ViroPharma, Inc.*	2,444	83,878
Vivus, Inc.#,*	3,626	53,701
XenoPort, Inc.*	2,584	13,928
Zogenix, Inc.*	3,430	5,317

		$899,184

TOTAL HEALTH CARE		$8,223,884

INDUSTRIALS – 13.5%

AEROSPACE & DEFENSE – 1.7%
AAR Corp.	3,096	75,047
Aerovironment, Inc.*	1,594	36,040
American Science & Engineering, Inc.	354	21,520
API Technologies Corp.#,*	3,490	10,644
Astronics Corp.*	510	20,150
Cubic Corp.	1,168	59,042
Curtiss-Wright Corp.	3,076	125,009
DigitalGlobe, Inc.*	5,147	166,763
Ducommun, Inc.*	760	17,358
Engility Holdings, Inc.*	680	22,161
Esterline Technologies Corp.*	2,077	169,151
GenCorp., Inc.#,*	2,539	44,458
HEICO Corp.	2,161	122,745
KEYW Holding Corp.#,*	1,290	16,551
Kratos Defense & Security Solutions, Inc.*	3,161	21,305

Description	Number of Shares	Value
LMI Aerospace, Inc.*	657	$12,148
Moog, Inc.*	3,176	178,618
National Presto Industries, Inc.#	312	23,132
Orbital Sciences Corp.*	3,861	71,583
Sparton Corp.*	940	16,704
Taser International, Inc.*	1,151	10,221
Teledyne Technologies, Inc.*	2,194	175,893

		$1,416,243

AIR FREIGHT & LOGISTICS – 0.4%
Air Transport Services Group, Inc.*	3,040	20,307
Atlas Air Worldwide Holdings, Inc.*	1,834	81,870
Echo Global Logistics, Inc.*	470	10,232
Forward Air Corp.	1,171	42,823
Hub Group, Inc.*	1,592	60,894
Pacer International, Inc.*	2,385	14,763
Park-Ohio Holdings Corp.*	320	11,242
UTi Worldwide, Inc.	4,170	68,805
XPO Logistics, Inc.#,*	1,370	33,510

		$344,446

AIRLINES – 0.7%
Allegiant Travel Co.	574	55,896
Hawaiian Holdings, Inc.#,*	4,793	36,619
JetBlue Airways Corp.#,*	17,884	116,961
Republic Airways Holdings, Inc.*	2,151	29,533
SkyWest, Inc.	3,653	55,233
Spirit Airlines, Inc.*	2,200	72,710
US Airways Group, Inc.#,*	9,346	180,845

		$547,797

BUILDING PRODUCTS – 0.6%
AAON, Inc.	1,047	22,584
American Woodmark Corp.*	615	21,334
Apogee Enterprises, Inc.	1,360	36,394
Builders FirstSource, Inc.*	2,810	16,579
Gibraltar Industries, Inc.*	2,030	31,262
Griffon Corp.	2,619	31,166
Insteel Industries, Inc.	900	15,120
NCI Building Systems, Inc.*	372	5,275
Nortek, Inc.*	400	27,004
PGT, Inc.*	1,890	18,900
Ply Gem Holdings, Inc.*	800	14,992
Quanex Building Products Corp.	2,903	49,409
Simpson Manufacturing Co., Inc.	2,431	80,272
Trex Co., Inc.*	669	31,670
Universal Forest Products, Inc.	1,306	53,873
USG Corp.#,*	3,070	77,149

		$532,983

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	43

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 2.0%
ABM Industries, Inc.	3,779	$97,876
ACCO Brands Corp.*	9,240	61,076
Acorn Energy, Inc.#	1,070	9,288
ARC Document Solutions, Inc.*	918	4,379
AT Cross Co.*	50	930
Brink’s Co.	1,960	52,391
Casella Waste Systems, Inc.*	1,750	8,347
Cenveo, Inc.#,*	593	1,447
Compx International, Inc.	70	1,217
Consolidated Graphics, Inc.*	502	26,902
Courier Corp.	104	1,614
Deluxe Corp.	2,415	99,039
EnerNOC, Inc.*	1,694	26,460
Ennis, Inc.	2,059	38,153
G&K Services, Inc.	1,174	61,999
Healthcare Services Group, Inc.	2,905	71,492
Heritage-Crystal Clean, Inc.*	550	8,547
Herman Miller, Inc.	2,305	64,794
HNI Corp.	1,923	73,286
InnerWorkings, Inc.#,*	1,580	18,454
Interface, Inc.	1,795	34,087
Intersections, Inc.	80	774
Kimball International, Inc.	2,450	26,926
Knoll, Inc.	2,222	36,707
McGrath RentCorp	1,070	36,637
Mine Safety Appliances Co.	1,173	62,321
Mobile Mini, Inc.*	2,738	94,488
Multi-Color Corp.	681	23,569
NL Industries, Inc.	42	466
Performant Financial Corp.*	940	9,936
Quad/Graphics, Inc.#	1,850	51,874
Schawk, Inc.	343	4,727
Standard Parking Corp.*	588	13,536
Steelcase, Inc.	5,720	87,173
Team, Inc.*	784	30,725
Tetra Tech, Inc.*	4,074	96,146
TMS International Corp.	1,160	18,989
TRC Cos., Inc.*	320	2,656
UniFirst Corp.	868	85,081
United Stationers, Inc.	2,758	114,154
US Ecology, Inc.	1,024	31,304
Viad Corp.	1,055	25,373
West Corp.	1,040	22,838

		$1,638,178

CONSTRUCTION & ENGINEERING – 1.0%
Aegion Corp.#,*	2,473	56,434

Description	Number of Shares	Value
Ameresco, Inc.#,*	770	$7,038
Argan, Inc.	810	12,838
Comfort Systems USA, Inc.	2,191	33,851
Dycom Industries, Inc.*	2,267	60,030
EMCOR Group, Inc.	4,502	185,843
Furmanite Corp.*	2,481	18,583
Granite Construction, Inc.	2,630	79,557
Great Lakes Dredge & Dock Corp.	4,706	36,189
Layne Christensen Co.*	1,740	33,721
MasTec, Inc.*	2,124	70,092
Michael Baker Corp.	490	19,796
MYR Group, Inc.*	1,100	23,760
Northwest Pipe Co.*	1,041	31,022
Orion Marine Group, Inc.*	1,648	20,715
Pike Electric Corp.	1,200	14,652
Primoris Services Corp.	1,470	30,576
Sterling Construction Co., Inc.*	1,705	16,743
Tutor Perini Corp.*	2,931	57,975

		$809,415

ELECTRICAL EQUIPMENT – 1.5%
Acuity Brands, Inc.	1,683	145,579
American Superconductor Corp.*	815	2,046
AZZ, Inc.	1,104	41,764
B456 Systems, Inc.*	4,740	—
Belden, Inc.	1,644	96,355
Brady Corp.	3,369	112,087
Capstone Turbine Corp.*	10,750	15,802
Coleman Cable, Inc.	320	6,954
Encore Wire Corp.#	1,217	50,761
EnerSys, Inc.	3,067	162,306
Franklin Electric Co., Inc.#	1,932	71,986
FuelCell Energy, Inc.*	9,644	11,766
Generac Holdings, Inc.	1,910	82,798
General Cable Corp.	3,330	104,962
Global Power Equipment Group, Inc.	1,070	19,346
GrafTech International Ltd.*	8,760	65,875
II-VI, Inc.*	3,724	65,840
LSI Industries, Inc.	1,963	16,018
Polypore International, Inc.#,*	1,700	71,383
Powell Industries, Inc.*	509	25,043
PowerSecure International, Inc.*	1,090	17,745
Preformed Line Products Co.	194	14,152
Thermon Group Holdings, Inc.*	900	18,009
Vicor Corp.#,*	689	5,712

		$1,224,289

INDUSTRIAL CONGLOMERATES – 0.0%**
Raven Industries, Inc.	1,502	46,051

July 31, 2013 (unaudited)

44	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
MACHINERY – 2.9%
Accuride Corp.*	1,240	$7,093
Actuant Corp.	4,680	165,251
Alamo Group, Inc.	229	9,542
Albany International Corp.	1,740	60,047
Altra Holdings, Inc.	1,173	29,255
American Railcar Industries, Inc.#	559	20,085
Ampco-Pittsburgh Corp.	556	10,697
Astec Industries, Inc.	1,291	45,185
Barnes Group, Inc.	3,515	115,995
Blount International, Inc.*	2,230	29,391
Briggs & Stratton Corp.	3,428	69,417
Chart Industries, Inc.*	1,049	119,271
CIRCOR International, Inc.	1,248	65,545
CLARCOR, Inc.	2,028	111,499
Columbus McKinnon Corp.*	1,605	35,503
Commercial Vehicle Group, Inc.*	1,480	10,715
Douglas Dynamics, Inc.	1,430	20,549
Dynamic Materials Corp.	675	13,088
Energy Recovery, Inc.*	2,459	10,746
EnPro Industries, Inc.*	1,097	62,343
ESCO Technologies, Inc.	1,442	49,936
ExOne Co.#,*	420	25,628
Federal Signal Corp.*	3,369	32,679
Flow International Corp.*	1,261	4,867
FreightCar America, Inc.	1,033	18,811
Global Brass & Copper Holdings, Inc.*	910	16,953
Gorman-Rupp Co.	640	22,227
Graham Corp.	115	3,759
Greenbrier Cos., Inc.*	2,010	45,969
Hardinge, Inc.	900	14,238
Hurco Cos., Inc.	510	14,535
Hyster-Yale Materials Handling, Inc.	446	28,994
Hyster-Yale Materials Handling, Inc. Class B	216	14,042
John Bean Technologies Corp.	1,320	31,297
Kadant, Inc.	714	23,376
Kaydon Corp.	1,902	55,310
LB Foster Co.	606	28,167
Lindsay Corp.	548	41,155
Lydall, Inc.*	700	10,892
Meritor, Inc.*	7,150	58,130
Met-Pro Corp.	970	13,241
Middleby Corp.*	744	133,131
Miller Industries, Inc.	460	7,631
Mueller Industries, Inc.	1,156	63,453
Mueller Water Products, Inc.	6,500	50,310

Description	Number of Shares	Value
NN, Inc.	1,760	$21,648
Omega Flex, Inc.	150	2,702
PMFG, Inc.*	1,007	7,653
Proto Labs, Inc.#,*	460	31,128
RBC Bearings, Inc.*	907	49,758
Rexnord Corp.*	1,150	21,816
Standex International Corp.	638	37,661
Sun Hydraulics Corp.#	997	31,356
Tecumseh Products Co.*	1,460	16,761
Tennant Co.	781	40,300
Titan International, Inc.	2,285	39,393
Trimas Corp.*	1,450	53,694
Twin Disc, Inc.	493	12,315
Wabash National Corp.*	4,750	50,968
Watts Water Technologies, Inc.	1,724	90,131
Woodward, Inc.	2,381	97,431

		$2,424,663

MARINE – 0.1%
International Shipholding Corp.	755	20,642
Matson, Inc.	1,580	44,746

		$65,388

PROFESSIONAL SERVICES – 1.3%
Acacia Research Corp.	2,990	68,232
Advisory Board Co.*	1,446	84,866
Barrett Business Services, Inc.	220	15,457
CBIZ, Inc.#,*	597	4,334
CDI Corp.	1,603	25,215
Corporate Executive Board Co.	1,160	78,219
CRA International, Inc.*	717	13,723
Exponent, Inc.	677	44,763
Franklin Covey Co.*	350	5,649
FTI Consulting, Inc.*	2,780	103,583
GP Strategies Corp.*	590	15,582
Heidrick & Struggles International, Inc.	1,080	16,610
Huron Consulting Group, Inc.*	1,612	82,115
ICF International, Inc.*	1,587	52,990
Insperity, Inc.	1,081	35,749
Kelly Services, Inc.	2,297	44,952
Kforce, Inc.	1,303	21,734
Korn/Ferry International*	2,924	57,106
Mistras Group, Inc.*	780	13,112
Navigant Consulting, Inc.*	3,692	49,547
Odyssey Marine Exploration, Inc.#,*	3,200	11,360
On Assignment, Inc.*	1,775	54,191
Pendrell Corp.*	13,920	33,408
Resources Connection, Inc.	2,635	35,046
RPX Corp.*	2,140	37,322

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	45

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TrueBlue, Inc.*	1,611	$43,014
VSE Corp.	336	14,542
WageWorks, Inc.*	570	19,249

		$1,081,670

ROAD & RAIL – 0.5%
Arkansas Best Corp.	2,136	46,351
Celadon Group, Inc.	1,638	32,940
Heartland Express, Inc.	1,878	27,644
Knight Transportation, Inc.	2,647	44,920
Marten Transport Ltd.	1,078	18,498
Patriot Transportation Holding, Inc.*	250	8,613
Quality Distribution, Inc.*	1,100	11,616
Roadrunner Transportation Systems, Inc.*	700	21,161
Saia, Inc.*	883	26,437
Swift Transportation Co.*	3,710	66,186
Universal Truckload Services, Inc.*	380	10,477
Werner Enterprises, Inc.	1,871	45,016
YRC Worldwide, Inc.#,*	570	18,388

		$378,247

TRADING COMPANIES & DISTRIBUTORS – 0.8%
Aceto Corp.	1,663	25,810
Aircastle Ltd.	3,545	62,321
Applied Industrial Technologies, Inc.	1,860	97,018
Beacon Roofing Supply, Inc.*	1,874	76,440
CAI International, Inc.*	940	19,731
DXP Enterprises, Inc.*	360	24,840
H&E Equipment Services, Inc.	955	21,812
Houston Wire & Cable Co.	1,199	17,781
Kaman Corp.	1,092	41,343
Rush Enterprises, Inc.*	2,190	54,575
TAL International Group, Inc.#	1,849	74,422
Textainer Group Holdings Ltd.#	1,324	46,856
Titan Machinery, Inc.#,*	1,470	28,062
Watsco, Inc.	843	78,694

		$669,705

TRANSPORTATION INFRASTRUCTURE – 0.0%**
Wesco Aircraft Holdings, Inc.#,*	2,000	39,140

TOTAL INDUSTRIALS		$11,218,215

INFORMATION TECHNOLOGY – 15.2%

COMMUNICATIONS EQUIPMENT – 1.8%
ADTRAN, Inc.#	2,711	71,652
Anaren, Inc.*	521	12,197
ARRIS Group, Inc.*	4,941	74,313
Aruba Networks, Inc.*	4,465	79,388
Aviat Networks, Inc.*	3,568	9,455

Description	Number of Shares	Value
Bel Fuse, Inc.	217	$3,396
Black Box Corp.	1,078	29,171
CalAmp Corp.*	1,010	15,503
Calix, Inc.*	2,244	26,210
Ciena Corp.#,*	4,590	101,255
Comtech Telecommunications Corp.	1,219	33,011
Digi International, Inc.*	812	8,063
Emulex Corp.*	5,980	47,900
Extreme Networks*	8,486	36,744
Finisar Corp.*	6,990	135,117
Globecomm Systems, Inc.*	1,116	16,171
Harmonic, Inc.*	8,382	64,206
Infinera Corp.#,*	4,446	48,506
InterDigital, Inc.	1,728	68,653
Ixia*	1,895	26,340
KVH Industries, Inc.*	690	9,653
NETGEAR, Inc.*	2,657	79,205
Numerex Corp.*	770	8,316
Oplink Communications, Inc.*	811	16,342
Parkervision, Inc.#,*	4,400	19,448
PC-Tel, Inc.	1,620	15,633
Plantronics, Inc.	1,656	76,987
Procera Networks, Inc.#,*	1,760	26,259
Ruckus Wireless, Inc.#,*	1,680	22,361
ShoreTel, Inc.*	5,720	22,251
Sonus Networks, Inc.*	13,800	47,196
Symmetricom, Inc.*	3,918	20,139
Tellabs, Inc.	24,990	55,978
Tessco Technologies, Inc.	620	19,865
Ubiquiti Networks, Inc.	910	19,128
ViaSat, Inc.*	1,552	103,658
Westell Technologies, Inc.*	3,290	8,521

		$1,478,191

COMPUTERS & PERIPHERALS – 0.6%
Avid Technology, Inc.*	3,777	22,511
Cray, Inc.*	2,260	52,364
Datalink Corp.*	1,120	14,582
Electronics For Imaging, Inc.*	2,608	78,318
Fusion-io, Inc.#,*	3,630	52,345
Hutchinson Technology, Inc.*	3,460	11,868
Imation Corp.*	2,508	11,737
Immersion Corp.*	697	9,995
Intermec, Inc.*	2,152	21,369
QLogic Corp.*	5,630	61,986
Quantum Corp.*	20,390	32,624
Silicon Graphics International Corp.*	1,130	21,267
STEC, Inc.*	1,556	10,534

July 31, 2013 (unaudited)

46	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Super Micro Computer, Inc.*	2,788	$32,313
Synaptics, Inc.*	1,093	43,720

		$477,533

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.3%
Aeroflex Holding Corp.*	760	5,715
Agilysys, Inc.*	1,540	17,849
Anixter International, Inc.*	1,375	114,180
Audience, Inc.*	1,230	15,498
Badger Meter, Inc.	588	28,012
Benchmark Electronics, Inc.*	3,440	76,093
Checkpoint Systems, Inc.*	2,753	47,352
Cognex Corp.	1,630	86,569
Coherent, Inc.	1,104	62,575
CTS Corp.	2,408	33,832
Daktronics, Inc.	1,458	15,863
DTS, Inc.*	677	15,327
Electro Rent Corp.	784	14,018
Electro Scientific Industries, Inc.	1,343	15,243
Fabrinet*	1,560	23,104
FARO Technologies, Inc.*	743	27,290
FEI Co.	1,602	124,075
GSI Group, Inc.*	2,140	17,997
Insight Enterprises, Inc.*	3,040	65,026
InvenSense, Inc.#,*	2,390	42,255
Itron, Inc.*	2,940	126,773
Kemet Corp.*	3,650	15,914
Littelfuse, Inc.	855	68,391
Maxwell Technologies, Inc.*	1,618	12,831
Measurement Specialties, Inc.*	431	21,455
Mercury Systems, Inc.*	2,865	26,587
Mesa Laboratories, Inc.	210	13,705
Methode Electronics, Inc.	1,607	30,356
MTS Systems Corp.	750	47,288
Multi-Fineline Electronix, Inc.*	653	9,873
Neonode, Inc.#,*	2,160	16,826
Newport Corp.*	2,512	36,801
OSI Systems, Inc.*	839	59,057
Park Electrochemical Corp.#	1,172	31,878
PC Connection, Inc.	319	5,410
Plexus Corp.*	2,358	82,459
Radisys Corp.*	2,062	8,516
RealD, Inc.#,*	1,640	17,466
Richardson Electronics Ltd.	1,100	12,364
Rofin-Sinar Technologies, Inc.*	1,723	39,819
Rogers Corp.*	1,012	56,287
Sanmina Corp.*	5,960	98,102
ScanSource, Inc.*	1,581	56,299

Description	Number of Shares	Value
SYNNEX Corp.*	1,792	$88,740
TTM Technologies, Inc.*	4,189	38,706
Universal Display Corp.#,*	1,407	40,733
Viasystems Group, Inc.*	20	297
Vishay Precision Group, Inc.*	480	7,786
Zygo Corp.*	610	9,559

		$1,928,151

INTERNET SOFTWARE & SERVICES – 2.3%
Active Network, Inc.#,*	4,030	34,376
Angie’s List, Inc.#,*	2,130	46,903
Bankrate, Inc.*	2,760	49,487
Bazaarvoice, Inc.#,*	3,220	33,746
Blucora, Inc.*	2,274	45,480
Brightcove, Inc.*	1,910	19,520
Carbonite, Inc.*	180	2,374
comScore, Inc.*	1,435	41,558
Constant Contact, Inc.*	1,613	30,953
Cornerstone OnDemand, Inc.*	1,170	51,527
CoStar Group, Inc.*	1,122	175,649
DealerTrack Holdings, Inc.*	1,588	59,391
Demand Media, Inc.*	1,480	9,679
Demandware, Inc.*	740	32,871
Dice Holdings, Inc.*	2,060	17,860
Digital River, Inc.*	2,061	35,016
EarthLink, Inc.	8,703	54,568
Envestnet, Inc.*	1,290	32,108
Internap Network Services Corp.*	4,475	36,471
IntraLinks Holdings, Inc.*	3,670	34,865
j2 Global, Inc.#	1,695	77,580
Keynote Systems, Inc.	829	16,522
Limelight Networks, Inc.*	4,342	10,421
Liquidity Services, Inc.#,*	870	24,795
LivePerson, Inc.#,*	2,440	22,546
LogMeIn, Inc.#,*	730	21,696
Marchex, Inc.	275	1,678
Market Leader, Inc.*	1,410	16,511
Marketo, Inc.#,*	630	19,801
Millennial Media, Inc.#,*	570	5,649
Monster Worldwide, Inc.#,*	7,810	44,673
Move, Inc.*	1,290	17,918
NIC, Inc.	2,993	55,131
OpenTable, Inc.#,*	900	57,312
Perficient, Inc.*	2,246	30,658
QuinStreet, Inc.*	3,310	30,816
RealNetworks, Inc.*	719	5,659
Responsys, Inc.*	1,950	28,256
SciQuest, Inc.*	1,130	27,866

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	47

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Shutterstock, Inc.*	320	$17,008
SPS Commerce, Inc.*	530	34,201
Stamps.com, Inc.*	450	17,937
support.com, Inc.*	2,211	11,166
TechTarget, Inc.*	1,335	7,196
Travelzoo, Inc.*	250	7,168
Trulia, Inc.#,*	950	35,397
United Online, Inc.	6,533	53,048
Unwired Planet, Inc.*	5,890	11,957
ValueClick, Inc.*	2,579	63,031
VistaPrint NV#,*	1,060	54,039
Vocus, Inc.*	994	10,159
Web.com Group, Inc.*	1,370	35,593
WebMD Health Corp.*	1,290	42,583
XO Group, Inc.*	634	7,583
Xoom Corp.#,*	830	27,232
Yelp, Inc.#,*	850	35,530
Zillow, Inc.#,*	720	53,194
Zix Corp.*	3,220	14,490

		$1,898,402

IT SERVICES – 1.9%
Acxiom Corp.*	5,171	133,257
Blackhawk Network Holdings, Inc.*	630	15,372
CACI International, Inc.#,*	1,683	111,751
Cardtronics, Inc.*	1,440	42,422
Cass Information Systems, Inc.	578	31,911
CIBER, Inc.*	3,842	13,985
Computer Task Group, Inc.	330	6,138
Convergys Corp.	7,500	141,975
CSG Systems International, Inc.*	2,080	49,254
EPAM Systems, Inc.*	610	17,659
Euronet Worldwide, Inc.*	2,136	78,626
EVERTEC, Inc.*	1,110	26,529
ExlService Holdings, Inc.*	1,165	32,620
Forrester Research, Inc.	735	25,784
Global Cash Access Holdings, Inc.*	5,261	36,774
Hackett Group, Inc.	1,523	8,468
Heartland Payment Systems, Inc.#	1,559	58,166
Higher One Holdings, Inc.#,*	950	10,260
iGATE Corp.*	1,778	41,445
Lionbridge Technologies, Inc.*	1,870	6,190
ManTech International Corp.	1,351	39,909
MAXIMUS, Inc.	2,748	103,352
ModusLink Global Solutions, Inc.*	1,459	4,537
MoneyGram International, Inc.*	1,507	32,717
PRGX Global, Inc.*	1,750	10,850

Description	Number of Shares	Value
Sapient Corp.*	4,770	$65,397
ServiceSource International, Inc.#,*	2,110	22,514
Sykes Enterprises, Inc.*	2,282	40,072
Syntel, Inc.	715	51,323
TeleTech Holdings, Inc.*	1,218	30,511
Unisys Corp.*	3,161	81,996
Virtusa Corp.*	1,109	28,590
WEX, Inc.*	1,546	134,409

		$1,534,763

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.2%
Advanced Energy Industries, Inc.*	1,352	29,284
Alpha & Omega Semiconductor Ltd.*	1,770	13,541
Ambarella, Inc.#,*	1,000	16,600
Amkor Technology, Inc.#,*	6,054	25,548
ANADIGICS, Inc.*	4,640	9,976
Applied Micro Circuits Corp.*	1,854	22,007
ATMI, Inc.*	2,282	56,708
Axcelis Technologies, Inc.*	11,400	24,852
Brooks Automation, Inc.	4,974	48,845
Cabot Microelectronics Corp.*	1,131	41,824
Cavium, Inc.*	2,084	76,191
Ceva, Inc.*	1,832	33,397
Cirrus Logic, Inc.#,*	3,510	67,673
Cohu, Inc.	2,163	25,523
Cypress Semiconductor Corp.#	5,980	76,365
Diodes, Inc.*	1,595	43,719
DSP Group, Inc.*	1,625	12,106
Entegris, Inc.*	9,240	88,057
Entropic Communications, Inc.*	7,340	32,516
Exar Corp.*	1,670	21,727
FormFactor, Inc.*	2,571	18,691
GSI Technology, Inc.*	440	3,058
GT Advanced Technologies, Inc.#,*	6,904	35,832
Hittite Microwave Corp.*	1,258	78,600
Inphi Corp.*	1,560	18,190
Integrated Device Technology, Inc.*	9,540	85,955
Integrated Silicon Solution, Inc.*	2,410	28,848
Intermolecular, Inc.*	140	885
International Rectifier Corp.*	4,970	119,827
Intersil Corp.	8,690	88,725
IXYS Corp.	1,532	17,220
Kopin Corp.*	7,628	28,300
Lattice Semiconductor Corp.*	8,270	42,673
LTX-Credence Corp.*	2,733	14,649
MaxLinear, Inc.*	1,510	10,464
Micrel, Inc.	2,356	24,997
Microsemi Corp.*	3,762	92,771

July 31, 2013 (unaudited)

48	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Mindspeed Technologies, Inc.#,*	920	$2,824
MKS Instruments, Inc.	3,449	93,537
Monolithic Power Systems, Inc.	1,387	36,312
MoSys, Inc.*	790	3,247
Nanometrics, Inc.*	1,180	18,125
NeoPhotonics Corp.*	460	4,039
NVE Corp.*	299	14,824
OmniVision Technologies, Inc.*	3,381	54,975
PDF Solutions, Inc.*	810	16,621
Pericom Semiconductor Corp.*	513	3,924
Photronics, Inc.*	3,570	27,311
PLX Technology, Inc.*	2,873	15,744
PMC - Sierra, Inc.*	10,830	71,532
Power Integrations, Inc.	1,304	71,916
Rambus, Inc.*	4,010	39,098
RF Micro Devices, Inc.*	11,440	59,374
Rubicon Technology, Inc.#,*	702	5,911
Rudolph Technologies, Inc.*	2,417	29,850
Semtech Corp.*	2,730	82,583
Sigma Designs, Inc.*	1,225	6,395
Silicon Image, Inc.#,*	3,155	18,078
Spansion, Inc.*	3,430	40,474
SunEdison, Inc.*	8,480	85,478
SunPower Corp.#,*	1,360	37,604
Supertex, Inc.	670	18,010
Tessera Technologies, Inc.	3,526	70,767
TriQuint Semiconductor, Inc.*	10,995	87,850
Ultra Clean Holdings*	3,020	20,929
Ultratech, Inc.*	1,211	35,385
Veeco Instruments, Inc.#,*	2,650	92,114
Volterra Semiconductor Corp.*	1,982	29,869

		$2,670,844

SOFTWARE – 3.1%
Accelrys, Inc.*	4,119	35,959
ACI Worldwide, Inc.*	1,664	78,790
Actuate Corp.*	2,873	21,203
Advent Software, Inc.	1,244	36,611
American Software, Inc.	954	8,643
Aspen Technology, Inc.*	3,860	125,604
AVG Technologies NV#,*	840	18,732
Blackbaud, Inc.	1,812	63,583
Bottomline Technologies, Inc.*	1,847	53,692
BroadSoft, Inc.*	840	25,066
Callidus Software, Inc.*	1,750	11,672
CommVault Systems, Inc.*	1,751	147,837
Comverse, Inc.*	1,013	31,727

Description	Number of Shares	Value
Digimarc Corp.	260	$5,457
Ebix, Inc.#	1,368	15,869
Ellie Mae, Inc.*	660	15,543
EPIQ Systems, Inc.	1,991	25,903
ePlus, Inc.	210	13,333
Fair Isaac Corp.	1,434	71,643
Glu Mobile, Inc.#,*	890	2,439
Guidance Software, Inc.*	680	6,236
Guidewire Software, Inc.*	1,390	60,826
Imperva, Inc.*	450	22,779
Infoblox, Inc.*	1,500	49,050
Interactive Intelligence Group, Inc.*	513	29,138
Jive Software, Inc.#,*	1,540	20,667
Manhattan Associates, Inc.*	895	79,064
Mentor Graphics Corp.	6,998	143,669
MicroStrategy, Inc.*	319	30,308
Monotype Imaging Holdings, Inc.	1,688	41,407
Netscout Systems, Inc.*	1,461	38,760
Pegasystems, Inc.	709	25,453
Progress Software Corp.*	3,494	89,411
Proofpoint, Inc.*	670	18,030
PROS Holdings, Inc.*	846	27,766
PTC, Inc.*	4,777	129,361
QAD, Inc.	607	7,745
QLIK Technologies, Inc.*	3,500	109,620
Rally Software Development Corp.*	630	17,760
RealPage, Inc.#,*	1,850	37,296
Rosetta Stone, Inc.*	750	12,255
Seachange International, Inc.*	1,480	17,434
Sourcefire, Inc.*	1,218	91,874
SS&C Technologies Holdings, Inc.*	1,600	57,248
Synchronoss Technologies, Inc.*	1,339	46,182
Take-Two Interactive Software, Inc.*	3,401	59,620
Tangoe, Inc.#,*	1,150	20,769
TeleCommunication Systems, Inc.*	7,060	19,062
Telenav, Inc.*	770	4,720
TiVo, Inc.*	6,420	70,941
Tyler Technologies, Inc.*	1,289	96,185
Ultimate Software Group, Inc.*	1,067	144,365
VASCO Data Security International, Inc.*	955	7,860
Verint Systems, Inc.*	1,887	67,517
VirnetX Holding Corp.#,*	1,760	33,563
Vringo, Inc.#,*	5,130	16,160

		$2,559,407

TOTAL INFORMATION TECHNOLOGY		$12,547,291

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	49

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
MATERIALS – 4.8%

CHEMICALS – 2.1%
A Schulman, Inc.	2,008	$53,814
American Vanguard Corp.	1,094	27,011
Arabian American Development Co.*	1,710	15,287
Axiall Corp.	4,930	217,314
Balchem Corp.	1,170	58,219
Calgon Carbon Corp.*	1,851	33,188
Chemtura Corp.*	3,600	80,496
Ferro Corp.*	2,782	18,166
Flotek Industries, Inc.*	2,060	40,335
FutureFuel Corp.	810	12,790
GSE Holding, Inc.*	1,800	9,414
H.B. Fuller Co.	2,039	81,866
Hawkins, Inc.	340	13,175
Innophos Holdings, Inc.	995	49,591
Innospec, Inc.	880	37,770
Intrepid Potash, Inc.#	3,830	48,947
KMG Chemicals, Inc.	770	17,387
Koppers Holdings, Inc.	854	33,007
Kraton Performance Polymers, Inc.*	2,190	44,457
Landec Corp.*	717	10,820
LSB Industries, Inc.*	741	24,364
Minerals Technologies, Inc.	2,390	109,940
Olin Corp.	3,705	90,402
OM Group, Inc.*	2,456	75,817
OMNOVA Solutions, Inc.*	2,320	18,699
Penford Corp.*	1,200	17,808
PolyOne Corp.	3,812	110,205
Quaker Chemical Corp.	872	57,526
Sensient Technologies Corp.	3,412	150,162
Stepan Co.	978	58,543
Taminco Corp.#, *	800	18,240
Tredegar Corp.	1,810	54,318
Zep, Inc.	904	11,824
Zoltek Cos., Inc.#,*	1,847	25,729

		$1,726,631

CONSTRUCTION MATERIALS – 0.1%
Headwaters, Inc.*	3,505	33,052
Texas Industries, Inc.*	820	50,955
United States Lime & Minerals, Inc.*	246	14,671
US Concrete, Inc.*	990	16,988

		$115,666

CONTAINERS & PACKAGING – 0.3%
AEP Industries, Inc.*	147	11,863
Berry Plastics Group, Inc.#,*	1,270	29,286
Boise, Inc.	6,420	58,422

Description	Number of Shares	Value
Graphic Packaging Holding Co.*	8,010	$68,886
Myers Industries, Inc.	2,602	50,661
UFP Technologies, Inc.*	580	12,337

		$231,455

METALS & MINING – 1.6%
AK Steel Holding Corp.#,*	9,470	32,198
Allied Nevada Gold Corp.*	7,520	50,158
AM Castle & Co.#,*	1,490	25,360
AMCOL International Corp.	1,680	58,934
Century Aluminum Co.*	4,270	35,825
Coeur Mining, Inc.*	6,200	83,142
Commercial Metals Co.	8,050	124,694
General Moly, Inc.*	2,460	4,625
Globe Specialty Metals, Inc.	3,750	44,737
Gold Reserve, Inc.*	2,870	8,610
Gold Resource Corp.#	930	7,384
Handy & Harman Ltd.*	730	14,279
Haynes International, Inc.	964	46,368
Hecla Mining Co.#	20,618	66,596
Horsehead Holding Corp.*	2,628	32,193
Kaiser Aluminum Corp.	1,271	82,933
Materion Corp.	1,252	37,735
Midway Gold Corp.*	9,790	10,182
Molycorp, Inc.#,*	10,120	75,495
Noranda Aluminum Holding Corp.	870	2,706
Olympic Steel, Inc.	625	17,406
Paramount Gold & Silver Corp.#,*	4,520	6,418
RTI International Metals, Inc.*	2,292	70,250
Schnitzer Steel Industries, Inc.	1,850	47,471
Stillwater Mining Co.#,*	8,484	102,656
SunCoke Energy, Inc.*	3,430	54,194
Universal Stainless & Alloy Products, Inc.*	746	19,247
US Silica Holdings, Inc.#	700	16,940
Walter Energy, Inc.#	3,570	39,948
Worthington Industries, Inc.	2,219	79,374

		$1,298,058

PAPER & FOREST PRODUCTS – 0.7%
Boise Cascade Co.#,*	880	23,285
Buckeye Technologies, Inc.	1,708	63,572
Clearwater Paper Corp.*	1,074	52,540
Deltic Timber Corp.	475	28,657
KapStone Paper & Packaging Corp.	1,530	67,397
Louisiana-Pacific Corp.*	6,326	102,861
Neenah Paper, Inc.	891	35,257
PH Glatfelter Co.	1,533	40,579
Resolute Forest Products, Inc.*	5,910	90,187

July 31, 2013 (unaudited)

50	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Schweitzer-Mauduit International, Inc.	1,598	$86,516
Wausau Paper Corp.	1,710	19,477

		$610,328

TOTAL MATERIALS		$3,982,138

TELECOMMUNICATION SERVICES – 0.8%

DIVERSIFIED TELECOMMUNICATION SERVICES– 0.5%
8x8, Inc.*	3,350	30,351
Atlantic Tele-Network, Inc.	400	20,400
Cbeyond, Inc.*	2,039	17,270
Cincinnati Bell, Inc.*	12,380	42,711
Cogent Communications Group, Inc.	2,023	57,898
Consolidated Communications Holdings, Inc.	1,522	26,620
Fairpoint Communications, Inc.#,*	1,780	15,593
General Communication, Inc.*	1,642	14,532
Hawaiian Telcom Holdco, Inc.*	550	15,301
HickoryTech Corp.	790	8,864
IDT Corp.	330	6,821
inContact, Inc.*	2,070	17,554
Inteliquent, Inc.	1,350	11,259
Iridium Communications, Inc.#,*	5,230	44,037
Lumos Networks Corp.	637	12,071
magicJack VocalTec Ltd.#,*	540	8,294
ORBCOMM, Inc.*	2,560	12,339
Premiere Global Services, Inc.*	2,460	27,060
Primus Telecommunications Group, Inc.	1,110	13,298
Towerstream Corp.#,*	3,390	9,933
Vonage Holdings Corp.*	10,720	34,518

		$446,724

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
Boingo Wireless, Inc.#,*	1,190	8,330
Leap Wireless International, Inc.#,*	4,250	70,890
NII Holdings, Inc.#,*	12,380	88,888
NTELOS Holdings Corp.	637	11,931
Shenandoah Telecommunications Co.	736	14,183
USA Mobility, Inc.	1,488	23,243

		$217,465

TOTAL TELECOMMUNICATION SERVICES		$664,189

UTILITIES – 3.9%

ELECTRIC UTILITIES – 1.7%
ALLETE, Inc.	2,386	127,937
Cleco Corp.	4,025	195,253
El Paso Electric Co.	2,410	91,026
Empire District Electric Co.	2,926	67,825
IDACORP, Inc.	3,292	173,719
MGE Energy, Inc.	1,369	80,374
Otter Tail Corp.	2,430	74,334

Description	Number of Shares	Value
PNM Resources, Inc.	5,707	$134,000
Portland General Electric Co.	5,027	159,356
UIL Holdings Corp.	3,396	138,693
Unitil Corp.	1,340	41,192
UNS Energy Corp.	2,565	130,430

		$1,414,139

GAS UTILITIES – 1.1%
Chesapeake Utilities Corp.	570	33,784
Delta Natural Gas Co., Inc.	330	7,514
Laclede Group, Inc.	2,028	93,004
New Jersey Resources Corp.	2,607	116,689
Northwest Natural Gas Co.	1,888	82,959
Piedmont Natural Gas Co., Inc.	5,314	183,599
South Jersey Industries, Inc.	1,801	110,041
Southwest Gas Corp.	2,948	146,339
WGL Holdings, Inc.	3,600	165,492

		$939,421

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Atlantic Power Corp.#	11,620	49,501
Dynegy, Inc.#,*	7,160	149,214
Genie Energy Ltd.	1,200	12,372
Ormat Technologies, Inc.#	1,510	34,775

		$245,862

MULTI-UTILITIES – 0.5%
Avista Corp.	3,868	111,321
Black Hills Corp.	3,028	160,635
NorthWestern Corp.	2,259	95,330

		$367,286

WATER UTILITIES – 0.3%
American States Water Co.	1,067	68,523
Artesian Resources Corp.	630	14,830
California Water Service Group	3,280	71,504
Connecticut Water Service, Inc.	363	10,854
Consolidated Water Co. Ltd.	907	10,757
Middlesex Water Co.	1,821	38,496
SJW Corp.	968	26,998
York Water Co.	1,140	24,031

		$265,993

TOTAL UTILITIES		$3,232,701

TOTAL COMMON STOCKS (COST $57,119,439)		$80,823,593

INVESTMENT COMPANIES – 2.2%

EQUITY FUNDS – 2.2%
Firsthand Technology Value Fund, Inc.#,*	620	13,280

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	51

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
iShares Russell 2000 Index Fund#	17,500	$1,814,225

TOTAL EQUITY FUNDS		$1,827,505

TOTAL INVESTMENT COMPANIES (COST $1,639,947)		$1,827,505

MONEY MARKET FUND – 0.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	184,287	184,287

TOTAL MONEY MARKET FUND (COST $184,287)		$184,287

RIGHTS – 0.0%**
Clinical Data, Inc.	845	—

TOTAL RIGHT (COST $0)		$—

WARRANTS – 0.0%**
Magnum Hunter Resources Corp.#	1,145	60
Vector Group Ltd.	3,960	—

TOTAL WARRANTS (COST $0)		$60

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $58,943,673)		$82,835,445

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 14.4%

REPURCHASE AGREEMENTS – 14.4%
Citigroup Global Markets, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $2,839,983, collateralized by U.S. Government Securities 0.00% to 6.03%, maturing 09/23/13 to 05/15/37; total market value of $2,896,781.	$2,839,977	2,839,977

Description	Par Value	Value
Deutsche Bank Securities, Inc., 0.10%, dated 07/31/13, due 08/01/13, repurchase price $2,839,985, collateralized by U.S. Government Securities 2.15% to 7.06%, maturing 08/01/18 to 08/01/43; total market value of $2,896,777.	$2,839,977	$2,839,977
Goldman Sachs & Co., 0.08%, dated 07/31/13, due 08/01/13, repurchase price $2,839,983, collateralized by U.S. Government Securities 3.50% to 5.00%, maturing 09/01/26 to 02/01/41; total market value of $2,896,777.	2,839,977	2,839,977
Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $2,839,984, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $2,896,777.	2,839,977	2,839,977
RBS Securities, Inc., 0.06%, dated 07/31/13, due 08/01/13, repurchase price $597,884, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/15 to 02/15/43; total market value of $609,842.	597,883	597,883

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $11,957,791)		$11,957,791

TOTAL INVESTMENTS – 114.3% (COST $70,901,464)		$94,793,236
COLLATERAL FOR SECURITIES ON LOAN – (14.4%)		(11,957,791)
OTHER ASSETS LESS LIABILITIES – 0.1%		91,414

TOTAL NET ASSETS – 100.0%		$82,926,859

Cost of investments for Federal income tax purposes is $72,215,745. The net unrealized appreciation/(depreciation) of investments was $22,577,491. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $25,529,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,951,674.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2013 (unaudited)

52	PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (concluded)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$80,823,593	$—	$—	$80,823,593
Investment Companies	1,827,505	—	—	1,827,505
Money Market Fund	184,287	—	—	184,287
Rights	—	—	—	—
Warrants	60	—	—	60
Repurchase Agreements	—	11,957,791	—	11,957,791

Total	$82,835,445	$11,957,791	$—	$94,793,236

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

53

NOTES TO PORTFOLIOS OF INVESTMENTS - EQUITY FUNDS

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	PLC – Public Company Limited

LLC – Limited Liability Corporation	REIT – Real Estate Investment Trust

LP – Limited Partnership

July 31, 2013 (unaudited)

54

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 85.3%

ARGENTINA – 0.2%
Adecoagro SA*	5,500	$36,025
Arcos Dorados Holdings, Inc.#	9,700	116,982
Banco Macro SA ADR*	3,500	52,675
BBVA Banco Frances SA ADR#,*	5,120	20,736
Cresud SACIF y A ADR	4,226	31,441
Grupo Financiero Galicia SA ADR#	6,800	36,924
MercadoLibre, Inc.	1,500	176,145
Petrobras Argentina SA ADR	33,036	137,430
Telecom Argentina SA ADR*	7,550	122,310
Transportadora de Gas del Sur SA ADR	10,400	19,968

TOTAL ARGENTINA		$750,636

AUSTRALIA – 2.0%
AGL Energy Ltd.	4,217	55,151
ALS Ltd.	3,085	23,542
Alumina Ltd.*	31,910	27,822
Alumina Ltd. ADR*	4,000	13,920
Amcor Ltd.	12,817	122,003
APA Group	5,889	31,760
Arrium Ltd.	208,000	186,026
Asciano Ltd.	34,831	159,044
ASX Ltd.	1,019	31,783
Aurizon Holdings Ltd.	14,150	57,743
Australia & New Zealand Banking Group Ltd.	13,852	370,539
Bank of Queensland Ltd.	7,786	66,625
Bendigo & Adelaide Bank Ltd.	50,517	484,950
BHP Billiton Ltd.	12,699	395,399
BlueScope Steel Ltd.*	20,120	97,116
Boral Ltd.	21,033	80,160
Brambles Ltd.	12,481	101,865
Brickworks Ltd.	1,116	12,278
Challenger Ltd.	51,900	199,197
Coca-Cola Amatil Ltd.	1,210	13,976
Cochlear Ltd.	324	17,788
Commonwealth Bank of Australia	6,729	448,850
Crown Ltd.	3,732	42,938
CSL Ltd.	3,320	197,165
Downer EDI Ltd.	63,750	216,028
Echo Entertainment Group Ltd.	18,904	44,519
Fairfax Media Ltd.#	86,793	37,447

Description	Number of Shares	Value
Fortescue Metals Group Ltd.	6,140	$20,199
GPT Group	8,152	26,818
GrainCorp Ltd.	3,989	44,353
Harvey Norman Holdings Ltd.#	9,633	23,032
Incitec Pivot Ltd.	36,866	87,151
Insurance Australia Group Ltd.	19,936	104,112
Leighton Holdings Ltd.	13,945	207,070
Lend Lease Group	44,236	348,709
Macquarie Group Ltd.	15,972	630,105
Metcash Ltd.	50,197	155,663
Mirvac Group	19,153	28,234
National Australia Bank Ltd.	25,578	718,004
Newcrest Mining Ltd.	17,105	188,035
Orica Ltd.	3,980	64,680
Origin Energy Ltd.	31,484	338,179
OZ Minerals Ltd.	21,842	79,905
Primary Health Care Ltd.	11,418	52,137
Qantas Airways Ltd.*	37,254	42,192
QBE Insurance Group Ltd.	7,464	110,095
Ramsay Health Care Ltd.	1,156	38,269
Rio Tinto Ltd.	5,456	282,037
Santos Ltd.	27,989	343,910
Sims Metal Management Ltd.	5,437	43,984
Skilled Group Ltd.	69,900	185,976
Suncorp Group Ltd.	32,826	378,263
Tabcorp Holdings Ltd.	22,564	66,321
Tatts Group Ltd.	32,697	93,753
Telstra Corp. Ltd.	10,691	47,952
Toll Holdings Ltd.	11,181	53,567
Transurban Group	8,432	51,386
Treasury Wine Estates Ltd.	10,695	45,855
Wesfarmers Ltd.	29,211	1,064,959
Westpac Banking Corp.	12,489	346,764
Woodside Petroleum Ltd.	4,733	159,918
Woolworths Ltd.	7,507	224,833
WorleyParsons Ltd.	919	18,198

TOTAL AUSTRALIA		$10,250,252

AUSTRIA – 0.4%
Andritz AG	569	30,695
Erste Group Bank AG	40,294	1,223,808
Immofinanz AG	7,310	29,923

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	55

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
OMV AG	10,903	$482,504
Raiffeisen International Bank Holding AG	2,579	78,381
Telekom Austria AG	6,978	48,505
Voestalpine AG	4,500	172,504

TOTAL AUSTRIA		$2,066,320

BELGIUM – 1.1%
Ageas	5,970	239,021
Anheuser-Busch InBev NV	38,127	3,671,286
Delhaize Group SA	7,345	482,269
Delhaize Group SA ADR	2,400	158,376
Groupe Bruxelles Lambert SA	603	49,071
KBC Groep NV	10,874	436,157
Mobistar SA	1,115	15,946
Solvay SA	2,050	277,631
Telenet Group Holding NV	726	35,152
UCB SA	2,066	119,079
Umicore SA	1,261	56,811

TOTAL BELGIUM		$5,540,799

BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.	100,300	75,073
Botswana Insurance Holdings Ltd.	60,900	74,855
First National Bank of Botswana	274,700	115,654
Sechaba Breweries Ltd.	61,203	123,757
Standard Chartered Bank Botswana Ltd.	41,700	56,327

TOTAL BOTSWANA		$445,666

BRAZIL – 0.8%
ALL America Latina Logistica SA	17,200	66,497
Banco do Brasil SA	17,067	171,616
Banco Santander Brasil SA	11,000	66,057
BM&FBovespa SA	21,807	117,765
BR Malls Participacoes SA	5,800	51,305
BRF SA	7,756	165,431
CCR SA	25,100	198,481
Centrais Eletricas Brasileiras SA	26,900	54,594
CETIP SA - Mercados Organizados	5,500	55,522
Cia de Saneamento Basico do Estado de Sao Paulo#	18,300	187,624
Cia de Saneamento Basico do Estado de Sao Paulo ADR	14,400	148,320
Cia de Saneamento de Minas Gerais-COPASA	10,400	167,122
Cia Energetica de Minas Gerais	2,768	25,419
Cia Siderurgica Nacional SA	10,200	29,554
Cielo SA	8,668	213,684
Cosan SA Industria e Comercio	1,200	22,739
CPFL Energia SA	4,800	44,458

Description	Number of Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,500	$53,357
EDP - Energias do Brasil SA	10,300	52,869
Embraer SA	19,600	165,728
Gafisa SA*	28,700	35,099
Itau Unibanco Holding SA ADR	100,567	1,282,229
LLX Logistica SA*	13,400	5,698
Localiza Rent a Car SA	5,040	72,087
Lojas Renner SA	2,500	66,200
Marfrig Alimentos SA*	14,350	45,855
MRV Engenharia e Participacoes SA	15,800	45,502
Natura Cosmeticos SA	3,600	72,005
Oi SA	9,480	18,949
PDG Realty SA Empreendimentos e
Participacoes	68,700	56,313
Souza Cruz SA	7,600	91,113
Tim Participacoes SA	25,006	93,169
Totvs SA	4,400	68,005
Tractebel Energia SA	4,800	75,997
Ultrapar Participacoes SA	5,300	124,987
Weg SA	7,900	96,614

TOTAL BRAZIL		$4,307,964

BULGARIA – 0.0%**
Central Cooperative Bank AD*	20,482	14,851
Chimimport AD*	10,600	9,517
Doverie Holding AD*	11,040	7,021
Olovno Tzinkov Komplex AD*	900	121
Petrol AD*	37,250	109,987
Sopharma AD Sofia	14,000	31,805

TOTAL BULGARIA		$173,302

CANADA – 3.4%
Agrium, Inc.	1,342	113,856
Alimentation Couche Tard, Inc.	1,400	85,805
Athabasca Oil Corp.*	3,780	26,535
Bank of Montreal	3,900	242,521
Bank of Nova Scotia	7,095	400,721
Barrick Gold Corp. (067901108)	53,867	914,123
Barrick Gold Corp. (2024644)	3,275	54,206
Baytex Energy Corp.	436	17,701
Blackberry Ltd.#,*	12,417	109,046
Blackberry Ltd. ADR#,*	8,604	75,973
Bombardier, Inc.	8,100	39,116
Bonavista Energy Corp.	1,621	20,328
Brookfield Asset Management, Inc.	2,553	94,479
Brookfield Property Partners LP	146	3,038
CAE, Inc.	1,400	15,948

July 31, 2013 (unaudited)

56	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Cameco Corp.	1,611	$32,719
Canadian Imperial Bank of Commerce	7,000	531,117
Canadian National Railway Co.	2,945	294,357
Canadian Natural Resources Ltd. (136385101)	21,257	659,392
Canadian Natural Resources Ltd. (2171573)	5,353	165,890
Canadian Pacific Railway Ltd.	133	16,333
Canadian Tire Corp. Ltd.	6,273	516,266
Canadian Utilities Ltd.	1,396	51,988
Cenovus Energy, Inc.	6,295	186,441
Dorel Industries, Inc.	8,700	318,404
Eldorado Gold Corp. (2307873)	2,689	21,232
Eldorado Gold Corp. (284902103)	910	7,189
Empire Co. Ltd.	8,000	628,800
Enbridge, Inc.	5,558	246,595
Enerplus Corp.	1,090	17,712
Ensign Energy Services, Inc.	2,332	40,573
Fairfax Financial Holdings Ltd.	450	178,756
Finning International, Inc.	1,116	24,013
First Quantum Minerals Ltd.	8,534	137,096
Franco-Nevada Corp.	1,300	55,362
Genworth MI Canada, Inc.	1,061	29,554
Gildan Activewear, Inc.	600	26,778
Goldcorp, Inc. (2676302)	6,240	176,003
Goldcorp, Inc. (380956409)	15,542	438,751
Husky Energy, Inc.	7,400	213,261
IAMGOLD Corp. (2446646)	8,028	41,426
IAMGOLD Corp. (450913108)#	8,324	43,118
Imperial Oil Ltd.	2,819	120,955
Industrial Alliance Insurance & Financial Services, Inc.	1,794	72,172
Intact Financial Corp.	1,031	60,639
Kinross Gold Corp.	14,013	72,855
Laurentian Bank of Canada	5,700	250,010
Lightstream Resources Ltd.	3,400	27,740
Lundin Mining Corp.*	43,600	171,921
Magna International, Inc.	14,420	1,102,805
Manulife Financial Corp.	46,109	812,103
Metro, Inc.	4,500	322,768
National Bank of Canada	4,600	353,856
New Gold, Inc.*	3,377	24,528
Onex Corp.	500	23,805
Open Text Corp.	300	21,202
Pan American Silver Corp. (2669272)	600	7,612
Pan American Silver Corp. (697900108)	589	7,516
Pembina Pipeline Corp.	1,266	39,653
Pengrowth Energy Corp.	6,876	39,632
Penn West Petroleum Ltd. (707887105)	3,500	41,300

Description	Number of Shares	Value
Penn West Petroleum Ltd. (B63FY34)	6,303	$74,561
Potash Corp. of Saskatchewan, Inc. (2696980)	2,536	73,579
Potash Corp. of Saskatchewan, Inc. (73755L107)	40,238	1,166,902
Power Corp. of Canada	1,700	48,876
Power Financial Corp.	3,300	103,617
Precision Drilling Corp. (74022D308)	3,100	31,620
Precision Drilling Corp. (B5YPLH9)	8,400	85,627
Ritchie Bros. Auctioneers, Inc.	500	9,639
Rogers Communications, Inc.	1,391	55,580
Royal Bank of Canada	5,300	331,076
Saputo, Inc.	800	37,013
Shaw Communications, Inc.	3,600	89,483
Sherritt International Corp.	44,900	171,801
Shoppers Drug Mart Corp.	1,200	71,420
Silver Wheaton Corp.	1,891	43,487
SNC-Lavalin Group, Inc.	800	33,259
Sun Life Financial, Inc. (2566124)	8,575	277,679
Sun Life Financial, Inc. (866796105)	4,901	159,037
Suncor Energy, Inc.	34,396	1,087,035
Talisman Energy, Inc. (2068299)	23,990	271,875
Talisman Energy, Inc. (87425E103)	2,300	26,013
Teck Resources Ltd. (2879327)	4,400	103,071
Teck Resources Ltd. (878742204)	11,509	269,656
TELUS Corp.	2,362	71,773
Thomson Reuters Corp.	8,775	299,022
Tim Hortons, Inc.	800	46,321
Toronto-Dominion Bank	3,305	278,533
Tourmaline Oil Corp.*	1,041	40,126
TransAlta Corp.	8,900	122,613
TransCanada Corp.	2,048	93,577
Transcontinental, Inc.	18,800	228,433
Uranium One, Inc.*	8,600	22,272
Valeant Pharmaceuticals International, Inc.*	2,239	207,747
Vermilion Energy, Inc.	982	52,671
Yamana Gold, Inc.	20,386	212,970

TOTAL CANADA		$17,183,558

CAYMAN ISLANDS – 0.1%
Chaowei Power Holdings Ltd.	227,000	107,711
Tianneng Power International Ltd.	428,000	209,155

TOTAL CAYMAN ISLANDS		$316,866

CHILE – 0.5%
Administradora de Fondos de Pensiones Provida SA	14,200	82,904
AES Gener SA	101,000	65,846
Aguas Andinas SA	92,100	64,525

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	57

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Antarchile SA	5,564	$79,045
Banco de Chile	1,367,020	195,004
Banco de Credito e Inversiones	2,003	109,340
Banco Santander Chile	876,218	49,025
Banco Santander Chile ADR	4,272	96,376
CAP SA	2,590	46,366
Cencosud SA	41,800	189,945
Cia Cervecerias Unidas SA ADR	2,500	67,975
Cia General de Electricidad SA	7,900	47,664
Colbun SA	160,447	41,372
Corpbanca SA	6,076,800	60,313
Empresa Nacional de Electricidad SA ADR	3,400	135,048
Empresas CMPC SA	53,750	156,904
Empresas COPEC SA	17,946	232,947
Enersis SA	604,755	182,244
ENTEL Chile SA	3,669	60,620
Latam Airlines Group SA	9,926	133,692
Parque Arauco SA	28,900	61,748
Quinenco SA	31,602	78,481
SACI Falabella	30,748	314,152
Sociedad Matriz SAAM SA	373,941	32,966
Sonda SA	49,407	128,746
Vina Concha y Toro SA ADR	1,100	40,018

TOTAL CHILE		$2,753,266

CHINA – 2.5%
Agricultural Bank of China Ltd.	270,000	109,315
Aluminum Corp. of China Ltd.#,*	142,000	43,759
Anhui Conch Cement Co. Ltd.	28,500	84,336
Baidu, Inc. ADR*	2,750	363,852
Bank of China Ltd.	1,837,000	769,799
Bank of Communications Co. Ltd.#	78,800	51,310
Beijing Capital International Airport Co. Ltd.	90,000	55,818
Beijing Enterprises Holdings Ltd.	11,500	76,883
Belle International Holdings Ltd.	55,000	79,426
Byd Co. Ltd.#,*	42,500	166,315
Chaoda Modern Agriculture Holdings Ltd.*	98,140	—
China Agri-Industries Holdings Ltd.	145,000	67,306
China BlueChemical Ltd.	236,000	108,938
China CITIC Bank Corp. Ltd.	156,000	72,211
China Coal Energy Co. Ltd.	75,000	40,036
China Communications Construction Co. Ltd.	96,000	73,402
China Construction Bank Corp.	657,810	491,093
China COSCO Holdings Co. Ltd.#,*	135,500	55,908
China Eastern Airlines Corp. Ltd.*	74,000	22,709
China International Marine Containers Group Co. Ltd.*	39,000	63,361
China Life Insurance Co. Ltd.	82,000	196,658

Description	Number of Shares	Value
China Mengniu Dairy Co. Ltd.	36,000	$144,128
China Merchants Bank Co. Ltd.	55,552	93,403
China Merchants Holdings International Co. Ltd.	18,000	56,282
China Minsheng Banking Corp. Ltd.#	89,500	90,474
China Mobile Ltd.	174,000	1,850,921
China Oilfield Services Ltd.	30,000	67,538
China Overseas Land & Investment Ltd.	44,320	127,721
China Pacific Insurance Group Co. Ltd.	124,200	415,569
China Petroleum & Chemical Corp.	820,200	610,211
China Railway Construction Corp. Ltd.	29,400	29,909
China Resources Enterprise Ltd.	26,000	80,290
China Resources Land Ltd.	28,000	76,899
China Resources Power Holdings Co. Ltd.	39,600	92,214
China Shenhua Energy Co. Ltd.	52,000	150,188
China Shipping Development Co. Ltd.#,*	112,000	48,811
China Southern Airlines Co. Ltd.	81,000	29,974
China Telecom Corp. Ltd.	332,000	165,666
China Unicom Hong Kong Ltd.	118,652	174,101
China Yurun Food Group Ltd.*	106,000	74,215
Chongqing Rural Commercial Bank	609,000	248,921
CNOOC Ltd.	207,000	373,665
COSCO Pacific Ltd.	38,000	53,407
Ctrip.com International Ltd. ADR*	2,800	102,564
Datang International Power Generation Co. Ltd.	132,000	59,570
Dongfeng Motor Group Co. Ltd.	94,000	126,051
Global Bio-Chem Technology Group Co. Ltd.	100,000	8,510
Golden Eagle Retail Group Ltd.	53,000	77,905
Guangzhou Automobile Group Co. Ltd.	64,974	63,084
Hengan International Group Co. Ltd.	13,000	142,813
Industrial & Commercial Bank of China	665,000	437,297
Inner Mongolia Yitai Coal Co.	13,200	30,136
Intime Retail Group Co. Ltd.	35,000	36,148
Jiangxi Copper Co. Ltd.	20,000	33,730
Kingboard Chemical Holdings Ltd.	136,200	299,599
Kunlun Energy Co. Ltd.	54,000	79,514
Lenovo Group Ltd.	118,000	107,569
NetEase, Inc. ADR	1,600	101,936
New Oriental Education & Technology Group ADR	2,600	57,694
Nine Dragons Paper Holdings Ltd.	93,000	58,877
Parkson Retail Group Ltd.	84,000	33,359
PetroChina Co. Ltd.	1,126,000	1,316,832
PICC Property & Casualty Co. Ltd.	58,000	64,614
Ping An Insurance Group Co. of China Ltd.	22,000	142,400
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	60,488

July 31, 2013 (unaudited)

58	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Shanghai Electric Group Co. Ltd.	90,000	$30,288
Shanghai Industrial Holdings Ltd.	13,000	40,397
SINA Corp.*	900	62,073
Sinopec Shanghai Petrochemical Co. Ltd.*	54,000	16,641
Sohu.com, Inc.*	1,300	81,211
Tencent Holdings Ltd.	11,000	498,968
Tingyi Cayman Islands Holding Corp.	44,000	108,814
Want Want China Holdings Ltd.	143,000	193,602
Wumart Stores, Inc.	27,000	50,480
Yangzijiang Shipbuilding Holdings Ltd.#	93,000	68,423
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	33,124
Yanzhou Coal Mining Co. Ltd.#	40,000	27,541
Zijin Mining Group Co. Ltd.	90,000	19,264
ZTE Corp.#	11,440	19,884

TOTAL CHINA		$12,738,342

COLOMBIA – 0.3%
Almacenes Exito SA	9,203	151,250
Banco de Bogota SA	2,320	86,910
Bancolombia SA ADR	3,100	178,095
Cementos Argos SA	7,800	35,609
Corp. Financiera Colombiana SA	1,316	25,698
Ecopetrol SA	96,190	220,073
Empresa de Energia de Bogota SA	117,410	89,851
Grupo Argos SA	5,900	65,080
Grupo Aval Acciones y Valores	107,700	79,294
Grupo de Inversiones Suramericana SA	5,600	110,478
Grupo Nutresa SA	11,178	150,436
Grupo Odinsa SA	6,073	28,302
Interconexion Electrica SA ESP	25,278	107,262
Isagen SA ESP*	48,800	70,055

TOTAL COLOMBIA		$1,398,393

CROATIA – 0.1%
Atlantska Plovidba DD*	562	30,331
Ericsson Nikola Tesla	200	55,243
Hrvatski Telekom DD	5,250	162,561
Koncar-Elektroindustrija DD	920	119,372
Petrokemija DD*	1,500	58,819
Podravka DD*	1,000	43,289
Privredna Banka Zagreb DD	830	66,931
Tankerska Plovidba DD*	40	1,987
VIRO Tvornica Secera	370	40,985
Zagrebacka Banka DD*	3,000	15,387

TOTAL CROATIA		$594,905

CZECH REPUBLIC – 0.3%
CEZ AS	19,990	475,546

Description	Number of Shares	Value
Komercni Banka AS	2,050	$399,392
New World Resources PLC	30,670	26,810
Pegas Nonwovens SA	2,900	87,723
Philip Morris CR AS	250	143,338
Telefonica Czech Republic AS	12,532	187,550
Unipetrol AS*	21,709	191,439

TOTAL CZECH REPUBLIC		$1,511,798

DENMARK – 1.1%
AP Moeller - Maersk A/S Class A	36	282,386
AP Moeller - Maersk A/S Class B	10	74,087
Carlsberg A/S	3,041	301,428
Coloplast A/S	685	40,042
Danske Bank A/S*	16,125	297,223
DSV A/S	1,213	31,817
H Lundbeck A/S	5,928	119,528
Novo-Nordisk A/S	25,295	4,278,835
Novozymes A/S	1,740	59,643
TDC A/S	15,338	134,215
Tryg A/S	98	8,892
William Demant Holding A/S*	139	12,243

TOTAL DENMARK		$5,640,339

EGYPT – 0.3%
Alexandria Mineral Oils Co.	4,000	39,441
Commercial International Bank Egypt SAE	51,070	255,718
Eastern Tobacco	6,070	83,932
Egyptian Financial Group-Hermes Holding*	37,650	47,009
Egyptian Kuwaiti Holding Co. SAE	77,173	57,108
ElSwedy Electric Co.	6,134	18,849
EZZ Steel*	26,500	39,637
Juhayna Food Industries	74,600	104,228
Misr Beni Suef Cement Co.	8,812	56,901
Orascom Construction Industries*	8,320	285,214
Orascom Telecom Holding SAE*	324,755	206,918
Orascom Telecom Media & Technology
Holding SAE	224,975	17,677
Sidi Kerir Petrochemicals Co.	29,750	64,218
Talaat Moustafa Group*	110,387	75,222
Telecom Egypt Co.	40,280	77,396

TOTAL EGYPT		$1,429,468

ESTONIA – 0.1%
AS Merko Ehitus	4,300	39,186
AS Tallinna Vesi	5,400	72,557
Nordecon AS*	12,000	18,199
Olympic Entertainment Group AS	42,630	113,426
Tallink Group AS	306,420	382,373

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	59

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Tallinna Kaubamaja AS	11,600	$85,802

TOTAL ESTONIA		$711,543

FINLAND – 0.2%
Fortum OYJ	3,759	74,262
Kesko OYJ	1,647	51,732
Kone OYJ	1,516	112,740
Neste Oil OYJ	921	13,343
Nokia OYJ#,*	35,450	139,125
Nokian Renkaat OYJ	1,315	58,413
Stora Enso OYJ	21,130	156,715
UPM-Kymmene OYJ	12,909	144,000
Wartsila OYJ Abp	1,520	68,793

TOTAL FINLAND		$819,123

FRANCE – 8.3%
Accor SA	36,096	1,361,860
Air Liquide SA	13,941	1,850,565
Alstom SA	10,045	339,698
Arkema SA	3,000	300,726
AtoS	272	20,448
AXA SA	207,438	4,574,134
BNP Paribas SA	28,403	1,837,723
Bollore SA	134	64,212
Bouygues SA	3,676	107,441
Bureau Veritas SA	1,528	45,351
Cap Gemini SA	2,308	126,349
Casino Guichard Perrachon SA	1,573	161,762
CGG SA Sponsored ADR	1,200	30,000
Christian Dior SA	241	42,674
Cie de St-Gobain	54,030	2,504,983
Cie Generale de Geophysique - Veritas*	2,084	52,677
Cie Generale des Etablissements Michelin	1,176	118,088
CNP Assurances	7,090	119,978
Credit Agricole SA*	47,368	452,330
Danone SA	33,285	2,630,281
Dassault Systemes SA	446	58,610
Edenred	1,941	62,193
Electricite de France SA	6,707	196,790
Essilor International SA	15,249	1,706,099
Eutelsat Communications SA	577	16,131
GDF Suez	40,166	842,670
Gemalto NV#	596	62,321
Groupe FNAC*	31	700
Hermes International	4	1,359
Iliad SA	79	18,639
JCDecaux SA	26,725	857,555
Kering	249	57,009
Lafarge SA	5,629	359,938

Description	Number of Shares	Value
Lagardere SCA	3,846	$121,697
Legrand SA	29,904	1,549,543
L’Oreal SA	14,784	2,477,177
LVMH Moet Hennessy Louis Vuitton SA	3,967	721,172
Metropole Television SA	132	2,600
Natixis	49,439	252,233
Orange SA	54,358	534,339
Pernod-Ricard SA	19,111	2,275,482
Peugeot SA*	11,715	149,617
Publicis Groupe SA	1,378	111,167
Renault SA	6,646	523,153
Rexel SA	4,161	100,941
Sa des Ciments Vicat	165	11,118
Safran SA	1,839	107,989
Sanofi	22,921	2,444,626
Schneider Electric SA	36,076	2,870,510
SCOR SE	33,088	1,057,550
SES SA	25,659	754,395
SES SA Depository Receipt	894	26,344
Societe BIC SA	157	17,419
Societe Generale SA	20,495	823,830
Sodexo	699	63,848
STMicroelectronics NV	16,726	143,767
Suez Environnement Co.	55,637	788,650
Technip SA	714	78,792
Total SA	36,869	1,966,856
Vallourec SA	832	49,111
Veolia Environnement SA	6,814	91,421
Vinci SA	1,080	58,319
Vivendi SA	59,243	1,265,754
Zodiac Aerospace	299	43,457

TOTAL FRANCE		$42,464,171

GERMANY – 6.3%
Adidas AG	9,140	1,018,960
Allianz SE	31,155	4,857,606
BASF SE	7,762	688,344
Bayer AG	15,194	1,765,640
Bayerische Motoren Werke AG	7,111	696,172
Brenntag AG	209	34,338
Celesio AG	1,825	41,274
Commerzbank AG*	16,913	144,631
Continental AG	451	71,039
Daimler AG	60,549	4,206,404
Deutsche Bank AG	17,996	811,720
Deutsche Bank AG Registered Shares	10,886	489,761
Deutsche Boerse AG	13,993	989,980

July 31, 2013 (unaudited)

60	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Deutsche Lufthansa AG	3,357	$67,213
Deutsche Post AG	15,970	447,648
Deutsche Telekom AG	28,599	348,052
Deutsche Telekom AG ADR	26,653	324,900
E.ON AG	46,603	790,790
Fraport AG Frankfurt Airport Services
Worldwide	520	33,707
Freenet AG	12,600	301,640
Fresenius Medical Care AG & Co. KGaA	16,124	1,020,727
Fresenius SE & Co. KGaA	16,098	2,031,953
GEA Group AG	1,277	52,690
HeidelbergCement AG	3,724	286,058
Henkel AG & Co. KGaA	1,303	108,237
Hochtief AG	458	34,901
Kabel Deutschland Holding AG	672	75,793
Lanxess AG	790	49,401
Linde AG	16,497	3,177,902
Merck KGaA	487	80,532
Metro AG	7,100	244,780
Muenchener Rueckversicherungs AG	8,591	1,705,217
Osram Licht AG*	311	12,123
Rheinmetall AG	4,100	190,933
RWE AG	10,674	321,138
SAP AG	49,426	3,635,541
Siemens AG	3,113	340,878
Suedzucker AG#	389	12,697
United Internet AG	702	22,937
Volkswagen AG	2,985	679,655

TOTAL GERMANY		$32,213,912

GHANA – 0.1%
Aluworks Ghana Ltd.*	232,000	5,577
CAL Bank Ltd.	498,146	268,232
Ghana Commercial Bank Ltd.	106,696	252,377
HFC Bank Ghana Ltd.	243,750	66,797
Produce Buying Co. Ltd.	162,500	15,625
Standard Chartered Bank Ghana Ltd.	13,200	92,019

TOTAL GHANA		$700,627

GREECE – 0.0%**
Hellenic Petroleum SA	1,059	10,425
National Bank of Greece SA*	1,718	6,011

TOTAL GREECE		$16,436

HONG KONG – 1.2%
AIA Group Ltd.	188,200	891,788
ASM Pacific Technology Ltd.	1,100	11,957
Bank of East Asia Ltd.	13,200	49,528
Cheung Kong Holdings Ltd.	157,000	2,206,535
Cheung Kong Infrastructure Holdings Ltd.	3,000	20,714

Description	Number of Shares	Value
Chongqing Machinery & Electric Co. Ltd.#,*	1,156,000	$132,658
CLP Holdings Ltd.	9,000	74,617
Hang Lung Group Ltd.	5,000	25,756
Hang Lung Properties Ltd.	158,000	512,365
Henderson Land Development Co. Ltd.	19,927	124,357
HKT Trust / HKT Ltd.	346	339
Hong Kong & China Gas Co. Ltd.	53,625	137,457
Hong Kong Exchanges and Clearing Ltd.	4,200	65,256
Hongkong & Shanghai Hotels	6,000	9,036
Hopewell Holdings Ltd.	10,000	31,719
Huabao International Holdings Ltd.	525,000	226,095
Hutchison Whampoa Ltd.	33,400	377,039
Hysan Development Co. Ltd.	8,000	33,988
Johnson Electric Holdings Ltd.	333,000	197,938
Kerry Properties Ltd.	5,000	20,566
MTR Corp. Ltd.	5,500	20,459
New World Development Co. Ltd.	99,913	146,089
Orient Overseas International Ltd.	2,500	13,877
Sands China Ltd.	22,000	118,998
Shangri-La Asia Ltd.	2,857	4,494
Sino Land Co. Ltd.	34,000	48,048
Sun Hung Kai Properties Ltd.	21,000	280,249
TCL Multimedia Technology Holdings Ltd.	292,000	165,661
Wharf Holdings Ltd.	19,000	163,527
Wheelock & Co. Ltd.	29,000	151,065
Wynn Macau Ltd.	20,000	56,733

TOTAL HONG KONG		$6,318,908

HUNGARY – 0.4%
EGIS Pharmaceuticals PLC	3,690	342,753
Magyar Telekom Telecommunications PLC	122,750	168,573
MOL Hungarian Oil & Gas PLC	5,813	436,612
OTP Bank PLC	25,150	506,343
Richter Gedeon Nyrt	23,210	356,911

TOTAL HUNGARY		$1,811,192

INDIA – 0.4%
GAIL India Ltd. GDR	4,270	129,381
ICICI Bank Ltd. ADR	6,300	206,514
Infosys Ltd. ADR	9,568	475,338
Reliance Industries Ltd. GDR•,Ω	16,661	477,671
State Bank of India GDR	1,710	96,615
Tata Motors Ltd. ADR	21,790	523,832
Tata Steel Ltd. GDR#	38,100	140,208
Wipro Ltd. ADR#	14,909	128,516

TOTAL INDIA		$2,178,075

INDONESIA – 0.6%
Adaro Energy Tbk PT	719,000	48,971

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	61

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
AKR Corporindo Tbk PT	143,500	$60,388
Aneka Tambang Persero Tbk PT	436,500	49,267
Astra International Tbk PT	449,500	284,286
Bank Central Asia Tbk PT	271,500	274,736
Bank Danamon Indonesia Tbk PT	81,122	41,044
Bank Mandiri Persero Tbk PT	206,500	178,823
Bank Negara Indonesia Persero Tbk PT	272,000	113,140
Bank Rakyat Indonesia Persero Tbk PT	231,500	185,831
Barito Pacific Tbk PT*	269,000	11,124
Bumi Resources Tbk PT*	1,083,000	53,742
Charoen Pokphand Indonesia Tbk PT	200,000	83,678
Gudang Garam Tbk PT	18,000	74,172
Indo Tambangraya Megah Tbk PT	21,000	49,448
Indocement Tunggal Prakarsa Tbk PT	70,000	142,009
Indofood Sukses Makmur Tbk PT	148,000	93,603
Indosat Tbk PT	70,500	34,298
Kalbe Farma Tbk PT	870,000	121,051
Lippo Karawaci Tbk PT	501,000	62,397
Perusahaan Gas Negara Persero Tbk PT	345,500	198,341
Semen Indonesia Persero Tbk PT	129,500	191,525
Surya Semesta Internusa Tbk PT	410,000	37,499
Tambang Batubara Bukit Asam Persero Tbk PT	54,500	52,763
Telekomunikasi Indonesia Persero Tbk PT	334,500	387,307
Timah Persero Tbk PT	416,500	46,604
Unilever Indonesia Tbk PT	24,000	74,259
United Tractors Tbk PT	75,500	123,415
XL Axiata Tbk PT	70,000	30,649

TOTAL INDONESIA		$3,104,370

IRELAND – 0.4%
Bank of Ireland*	100,824	22,802
CRH PLC	86,494	1,817,117
CRH PLC ADR	4,795	101,222
Elan Corp. PLC*	3,601	55,475
James Hardie Industries PLC	2,466	20,481
Kerry Group PLC	1,457	89,551
Permanent TSB Group Holdings PLC*	38,000	1,365

TOTAL IRELAND		$2,108,013

ISRAEL – 0.4%
Bank Hapoalim BM	49,877	239,026
Bank Leumi Le-Israel BM*	55,972	188,141
Israel Chemicals Ltd.	46,446	371,146
Teva Pharmaceutical Industries Ltd. ADR	15,539	616,898
Teva Pharmaceutical Industries Ltd.	10,501	416,027

TOTAL ISRAEL		$1,831,238

ITALY – 1.0%
Assicurazioni Generali SpA	4,642	91,459

Description	Number of Shares	Value
Atlantia SpA	1,615	$30,638
Banca Monte dei Paschi di Siena SpA#,*	101,271	27,673
Banco Popolare SC*	12,600	16,042
Enel SpA	131,781	438,990
Eni SpA	34,214	756,033
Exor SpA#	1,244	40,911
Fiat Industrial SpA	2,965	36,506
Fiat SpA*	7,913	63,057
Finmeccanica SpA#,*	12,432	64,965
Intesa Sanpaolo SpA	1,240,937	2,354,161
Luxottica Group SpA	672	35,867
Mediaset SpA*	13,498	59,007
Mediobanca SpA	2,499	15,339
Milano Assicurazioni SpA*	15,900	10,703
Pirelli & C. SpA	1,489	19,571
Prysmian SpA	1,573	31,976
Saipem SpA	1,916	40,911
Telecom Italia SpA	189,456	128,164
Telecom Italia SpA ADR	4,715	32,439
UniCredit SpA*	126,325	687,689
Unione di Banche Italiane SCPA	42,922	182,268

TOTAL ITALY		$5,164,369

JAPAN – 11.2%
ABC-Mart, Inc.	100	4,514
Aeon Co. Ltd.	11,300	155,576
Aeon Mall Co. Ltd.	440	10,974
Aisin Seiki Co. Ltd.	3,100	123,164
Ajinomoto Co., Inc.	6,000	83,832
Alfresa Holdings Corp.	900	44,720
Amada Co. Ltd.	8,000	57,604
Aoyama Trading Co. Ltd.	400	10,005
Asahi Glass Co. Ltd.	32,000	207,537
Asahi Group Holdings Ltd.	3,100	79,123
Asahi Kasei Corp.	19,000	120,509
Asics Corp.	2,000	33,684
Astellas Pharma, Inc.	13,200	707,793
Autobacs Seven Co. Ltd.	1,200	17,624
Azbil Corp.	800	17,183
Bank of Kyoto Ltd.	4,000	32,029
Bank of Yokohama Ltd.	23,000	126,381
Benesse Holdings, Inc.	400	13,809
Bridgestone Corp.	5,300	188,377
Brother Industries Ltd.	18,700	208,181
Canon Marketing Japan, Inc.	1,600	20,492
Canon, Inc.	4,000	123,583
Casio Computer Co. Ltd.	4,200	37,534

July 31, 2013 (unaudited)

62	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Central Japan Railway Co.	500	$61,383
Chiba Bank Ltd.	13,000	90,154
Chiyoda Corp.	2,000	23,777
Chugai Pharmaceutical Co. Ltd.	2,700	53,636
Citizen Holdings Co. Ltd.	10,300	59,017
Coca-Cola West Co. Ltd.	1,400	27,225
COMSYS Holdings Corp.	3,000	38,178
Cosmo Oil Co. Ltd.*	12,000	22,306
Credit Saison Co. Ltd.	1,500	33,720
Dai Nippon Printing Co. Ltd.	12,000	107,119
Daicel Corp.	4,000	34,522
Daido Steel Co. Ltd.	5,000	29,057
Daihatsu Motor Co. Ltd.	2,000	44,040
Dai-ichi Life Insurance Co. Ltd.	26	35,504
Dainippon Sumitomo Pharma Co. Ltd.	1,400	18,617
Daishi Bank Ltd.	6,000	20,345
Daito Trust Construction Co. Ltd.	600	54,908
Daiwa House Industry Co. Ltd.	3,000	55,245
Denso Corp.	18,500	842,712
Dentsu, Inc.	8,500	271,730
East Japan Railway Co.	11,300	910,602
Ebara Corp.	8,000	44,040
Eizo Nanao Corp.	9,500	213,655
FamilyMart Co. Ltd.	300	13,252
FANUC Corp.	22,100	3,354,162
Fast Retailing Co. Ltd.	500	171,331
Fuji Media Holdings, Inc.	18	32,595
FUJIFILM Holdings Corp.	15,300	336,441
Fujitsu Ltd.	57,000	218,895
Fukuoka Financial Group, Inc.	33,000	148,974
Geo Holdings Corp.	200	184,251
Glory Ltd.	1,200	28,189
Gree, Inc.	900	7,299
Gunma Bank Ltd.	9,000	51,016
H2O Retailing Corp.	2,000	17,628
Hachijuni Bank Ltd.	10,000	58,830
Hakuhodo DY Holdings, Inc.	130	8,962
Hamamatsu Photonics KK	300	10,433
Hankyu Hanshin Holdings, Inc.	25,000	143,244
Hirose Electric Co. Ltd.	300	40,108
Hiroshima Bank Ltd.	4,000	16,668
Hisamitsu Pharmaceutical Co., Inc.	300	16,546
Hitachi Capital Corp.	8,800	209,956
Hitachi Chemical Co. Ltd.	2,200	37,097
Hitachi High-Technologies Corp.	900	19,689
Hitachi Ltd.	14,000	94,086
Hitachi Metals Ltd.	50,000	602,084
Hitachi Transport System Ltd.	1,300	18,681

Description	Number of Shares	Value
Hokkaido Electric Power Co., Inc.*	7,300	$95,509
Hokuhoku Financial Group, Inc.	29,000	54,795
Honda Motor Co. Ltd.	6,400	237,279
House Foods Corp.	1,600	25,738
Hoya Corp.	1,500	32,387
Ibiden Co. Ltd.	6,300	94,201
Idemitsu Kosan Co. Ltd.	100	8,344
IHI Corp.	21,000	88,581
Inpex Corp.	47	205,934
Isetan Mitsukoshi Holdings Ltd.	8,900	123,078
Isuzu Motors Ltd.	123,000	875,610
Ito En Ltd.	100	2,346
ITOCHU Corp.	45,200	538,282
Iyo Bank Ltd.	6,000	57,359
J Front Retailing Co. Ltd.	7,000	55,766
Japan Airlines Co. Ltd.	600	31,866
Japan Tobacco, Inc.	113,100	3,956,363
JFE Holdings, Inc.	15,100	341,913
JGC Corp.	2,000	70,677
Joyo Bank Ltd.	9,000	48,534
JTEKT Corp.	2,500	31,483
Juroku Bank Ltd.	3,000	11,031
JX Holdings, Inc.	94,280	501,684
Kamigumi Co. Ltd.	4,000	33,214
Kaneka Corp.	9,000	61,036
Kansai Electric Power Co., Inc.*	10,600	129,915
Kansai Paint Co. Ltd.	2,000	25,983
Kao Corp.	4,100	131,488
Kawasaki Kisen Kaisha Ltd.	21,000	43,111
KDDI Corp.	31,800	1,757,103
Keikyu Corp.	4,000	33,418
Keio Corp.	5,000	35,236
Keisei Electric Railway Co. Ltd.	1,000	9,642
Keyence Corp.	1,270	415,075
Kinden Corp.	3,000	29,231
Kintetsu Corp.	12,000	51,598
Kobe Steel Ltd.*	14,000	22,163
Komatsu Ltd.	72,100	1,611,223
Konica Minolta, Inc.	26,500	217,337
Kubota Corp.	10,000	146,052
Kyocera Corp.	12,200	1,239,812
Kyocera Corp. ADR#	100	10,165
Kyowa Exeo Corp.	16,100	177,921
Kyowa Hakko Kirin Co. Ltd.	3,000	29,966
Kyushu Electric Power Co., Inc.*	6,900	96,195
Lawson, Inc.	500	39,220
LIXIL Group Corp.	3,300	77,588
Makita Corp.	400	20,876

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	63

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Marubeni Corp.	84,000	$585,109
Marui Group Co. Ltd.	5,100	49,745
McDonald’s Holdings Co Japan Ltd.	300	8,328
Medipal Holdings Corp.	4,550	56,509
MEIJI Holdings Co. Ltd.	800	37,586
Ministop Co. Ltd.	9,600	157,369
Miraca Holdings, Inc.	3,400	164,253
Mitsubishi Chemical Holdings Corp.	25,000	117,710
Mitsubishi Corp.	74,700	1,364,909
Mitsubishi Electric Corp.	73,000	710,540
Mitsubishi Estate Co. Ltd.	11,000	279,859
Mitsubishi Gas Chemical Co., Inc.	9,000	66,735
Mitsubishi Heavy Industries Ltd.	21,000	113,032
Mitsubishi Materials Corp.	32,000	113,083
Mitsubishi Tanabe Pharma Corp.	3,200	43,174
Mitsubishi UFJ Financial Group, Inc.	524,494	3,219,498
Mitsui & Co. Ltd.	46,092	619,048
Mitsui Chemicals, Inc.	18,000	41,732
Mitsui Fudosan Co. Ltd.	6,000	181,575
Mitsui OSK Lines Ltd.	21,000	81,074
Mizuho Financial Group, Inc.	295,800	613,292
MS&AD Insurance Group Holdings	10,900	282,992
Nabtesco Corp.	1,000	20,989
Nagase & Co. Ltd.	3,000	39,036
NEC Corp.	53,000	120,172
Nikon Corp.	2,800	58,597
Nintendo Co. Ltd.	500	63,426
Nippon Electric Glass Co. Ltd.	15,000	80,737
Nippon Express Co. Ltd.	20,000	94,577
Nippon Meat Packers, Inc.	1,000	15,422
Nippon Paper Industries Co. Ltd.#	7,400	107,928
Nippon Shokubai Co. Ltd.	1,000	10,356
Nippon Steel & Sumitomo Metal Corp.	167,340	487,099
Nippon Telegraph & Telephone Corp.	13,200	665,325
Nippon Television Network Corp.	1,800	32,614
Nippon Yusen KK	41,000	113,901
Nishi-Nippon City Bank Ltd.	44,000	113,696
Nissan Motor Co. Ltd.	5,000	52,446
Nisshin Seifun Group, Inc.	6,500	75,416
Nisshin Steel Holdings Co. Ltd.	10,415	91,055
Nisshinbo Holdings, Inc.	3,000	23,164
Nitto Denko Corp.	900	50,832
NKSJ Holdings, Inc.	6,700	168,543
NOF Corp.	42,000	253,948
NOK Corp.	500	7,977
Nomura Holdings, Inc.	26,900	205,232
North Pacific Bank Ltd.	8,800	34,064
NTN Corp.*	31,000	101,951

Description	Number of Shares	Value
NTT Data Corp.	17	$61,117
NTT DoCoMo, Inc.	503	768,037
NTT Urban Development Corp.	6	7,256
Obayashi Corp.	15,000	80,278
Odakyu Electric Railway Co. Ltd.	6,000	57,052
Oji Paper Co. Ltd.	39,000	166,500
Onward Holdings Co. Ltd.	2,000	18,098
Oriental Land Co. Ltd.	500	81,452
Otsuka Corp.	300	33,950
Otsuka Holdings Co. Ltd.	16,100	520,442
Panasonic Corp.*	3,300	28,682
Rakuten, Inc.	73,700	995,865
Rengo Co. Ltd.	7,000	35,533
Resona Holdings, Inc.	21,000	104,453
Ricoh Co. Ltd.	12,000	135,063
Rinnai Corp.	200	14,667
Rohm Co. Ltd.	2,400	92,902
San-In Godo Bank Ltd.	2,000	15,136
Sankyo Co. Ltd.	700	30,957
Sankyu, Inc.	44,000	153,692
Santen Pharmaceutical Co. Ltd.	400	17,465
SBI Holdings, Inc.	4,210	44,203
Secom Co. Ltd.	1,400	77,214
Seiko Epson Corp.	1,300	16,305
Sekisui House Ltd.	11,000	142,345
Seven & I Holdings Co. Ltd.	1,600	60,464
Seven Bank Ltd.	1,000	3,707
Shiga Bank Ltd.	4,000	22,837
Shimamura Co. Ltd.	100	11,480
Shimano, Inc.	300	27,086
Shimizu Corp.	18,000	75,008
Shin-Etsu Chemical Co. Ltd.	2,900	181,269
Shionogi & Co. Ltd.	11,000	223,685
Showa Denko KK	19,000	25,615
SMC Corp.	9,500	2,015,269
Softbank Corp.	6,100	388,765
Sojitz Corp.	30,900	52,705
Sony Corp.	21,200	447,775
Sony Financial Holdings, Inc.	2,500	41,109
Sumco Corp.	8,300	73,328
Sumitomo Chemical Co. Ltd.	26,000	85,773
Sumitomo Corp.	45,200	605,682
Sumitomo Electric Industries Ltd.	17,700	239,531
Sumitomo Forestry Co. Ltd.	800	8,481
Sumitomo Heavy Industries Ltd.	8,000	37,259
Sumitomo Metal Mining Co. Ltd.	13,000	169,952
Sumitomo Mitsui Financial Group, Inc.	21,000	961,955
Sumitomo Mitsui Trust Holdings, Inc.	161,000	743,254

July 31, 2013 (unaudited)

64	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Sumitomo Realty & Development Co. Ltd.	3,000	$125,779
Sumitomo Rubber Industries Ltd.	2,500	41,696
Suruga Bank Ltd.	1,000	17,792
Suzuken Co. Ltd.	1,700	53,217
Suzuki Motor Corp.	6,800	163,281
Sysmex Corp.	400	25,860
Taisei Corp.	24,000	93,637
Taisho Pharmaceutical Holdings Co. Ltd.	200	13,645
Takashimaya Co. Ltd.	5,000	49,280
Takeda Pharmaceutical Co. Ltd.	14,900	665,790
TDK Corp.	1,900	68,599
Teijin Ltd.	12,000	26,106
Tobu Railway Co. Ltd.	7,000	36,176
Toho Co. Ltd.	300	6,263
Tokai Rika Co. Ltd.	900	19,441
Tokio Marine Holdings, Inc.	29,000	928,557
Tokyo Broadcasting System Holdings, Inc.	700	9,280
Tokyo Electric Power Co., Inc.*	29,100	178,030
Tokyu Corp.	12,000	78,072
Toppan Printing Co. Ltd.	14,000	95,230
Toray Industries, Inc.	6,000	38,300
Toshiba Corp.	10,000	43,407
Tosoh Corp.	16,000	56,869
TOTO Ltd.	1,000	10,224
Toyo Ink SC Holdings Co. Ltd.	1,000	5,056
Toyo Seikan Kaisha Ltd.	3,300	54,702
Toyo Tire & Rubber Co. Ltd.	62,000	357,778
Toyota Motor Corp.	84,700	5,164,529
Toyota Tsusho Corp.	1,600	42,553
Tsumura & Co.	300	8,561
Ube Industries Ltd.	15,000	28,496
Unicharm Corp.	800	42,651
UNY Group Holdings Co. Ltd.	6,000	38,607
Ushio, Inc.	2,400	29,537
West Japan Railway Co.	7,300	308,671
Yahoo Japan Corp.	77	41,052
Yakult Honsha Co. Ltd.	400	18,670
Yamada Denki Co. Ltd.	2,800	113,532
Yamaguchi Financial Group, Inc.	13,000	124,012
Yamaha Corp.	1,900	24,412
Yamaha Motor Co. Ltd.	3,800	51,075
Yamato Holdings Co. Ltd.	1,100	24,177
Yamato Kogyo Co. Ltd.	700	22,735
Yamazaki Baking Co. Ltd.	3,000	35,420
Yokogawa Electric Corp.	700	9,080
Yokohama Rubber Co. Ltd.	40,100	395,635

TOTAL JAPAN		$57,271,245

Description	Number of Shares	Value
JORDAN – 0.1%
Arab Bank PLC	30,630	$293,650
Arab Potash Co.	2,100	125,985
Bank of Jordan	14,070	46,089
Capital Bank of Jordan*	23,325	36,556
Jordan Ahli Bank*	31,680	50,992
Jordan Petroleum Refinery Co.	6,975	50,029
Jordan Phosphate Mines	1,700	21,363
Jordan Steel	8,559	17,885
Jordan Telecommunications Co. PSC	4,950	24,322
Jordanian Electric Power Co.	17,517	74,198
Middle East Complex for Engineering Electric and Heavy Industries PLC*,††	60	9

TOTAL JORDAN		$741,078

KAZAKHSTAN – 0.1%
Eurasian Natural Resources Corp. PLC	42,253	139,933
Halyk Savings Bank of Kazakhstan JSC GDR	17,590	144,238
Kazkommertsbank JSC GDR#,*	28,000	47,600
KazMunaiGas Exploration Production JSC GDR	13,000	190,710
KCell JSC GDR	12,000	195,000

TOTAL KAZAKHSTAN		$717,481

KENYA – 0.1%
ARM Cement Ltd.	52,600	40,346
Bamburi Cement Co. Ltd.	15,600	38,040
Barclays Bank of Kenya Ltd.	135,900	27,071
East African Breweries Ltd.	35,180	134,920
Equity Bank Ltd.	241,500	91,236
Kenya Airways Ltd.	402,900	43,357
Kenya Commercial Bank Ltd.	244,300	119,563
Kenya Power & Lighting Ltd.	178,087	28,645
Nation Media Group Ltd.	16,244	57,835
Safaricom Ltd.	1,514,800	126,595
Standard Chartered Bank Kenya Ltd.	10,458	36,396

TOTAL KENYA		$744,004

LATVIA – 0.0%**
Latvian Shipping Co.*	36,206	27,553

LEBANON – 0.0%**
Solidere GDR#	19,314	212,454

LITHUANIA – 0.1%
Apranga PVA	22,400	74,202
Invalda Privatus Kapitalas AB	7,855	28,006
Invalda PVA*	9,429	33,618
Lesto AB	19,018	17,129
Lietuvos Energijos Gamyba AB	10,949	5,535

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	65

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Litgrid AB	8,818	$6,628
Panevezio Statybos Trestas	16,900	30,352
Pieno Zvaigzdes	10,687	30,852
Siauliu Bankas	61,853	20,901

TOTAL LITHUANIA		$247,223

MALAYSIA – 1.1%
AirAsia Bhd	27,300	26,593
Alliance Financial Group Bhd	28,800	47,586
AMMB Holdings Bhd	18,600	44,895
Astro Malaysia Holdings Bhd	39,600	36,621
Axiata Group Bhd	51,400	107,585
Batu Kawan Bhd	12,600	71,079
Boustead Holdings Bhd	29,500	47,742
British American Tobacco Malaysia Bhd	4,100	77,475
Bumi Armada Bhd	53,900	65,630
CIMB Group Holdings Bhd	32,500	78,846
Dialog Group Bhd	46,700	40,164
DiGi.Com Bhd	50,000	71,671
Felda Global Ventures Holdings Bhd	61,400	83,280
Gamuda Bhd	47,300	69,404
Genting Bhd	460,600	1,395,715
Genting Malaysia Bhd	44,500	57,065
Hong Leong Bank Bhd	6,400	27,226
IHH Healthcare Bhd*	39,600	48,829
IJM Corp. Bhd	40,860	72,928
IOI Corp. Bhd	37,780	63,588
KLCC Property Holdings Bhd	24,500	49,544
Kuala Lumpur Kepong Bhd	5,700	37,250
Kulim Malaysia Bhd	17,300	18,985
Lafarge Malayan Cement Bhd	16,000	50,999
Magnum Bhd	36,500	43,431
Malayan Banking Bhd	37,590	118,888
Malaysian Resources Corp. Bhd	26,900	12,107
Maxis Bhd	37,000	81,094
MMC Corp. Bhd	48,400	40,134
Muhibbah Engineering M Bhd	32,000	23,181
Petronas Chemicals Group Bhd	62,600	127,747
Petronas Dagangan Bhd	8,200	67,744
Petronas Gas Bhd	6,200	39,830
PPB Group Bhd	14,100	64,763
Public Bank Bhd	19,800	105,348
RHB Capital Bhd	18,000	45,777
Sapurakencana Petroleum Bhd*	96,517	114,845
Sime Darby Bhd	475,846	1,390,574
Ta Ann Holdings Bhd	19,008	22,500
Telekom Malaysia Bhd	35,100	57,021
Tenaga Nasional Bhd	190,825	522,946

Description	Number of Shares	Value
UMW Holdings Bhd	15,400	$65,797
Wah Seong Corp. Bhd	36,247	21,341
WCT Holdings Bhd	40,786	30,929
YTL Corp. Bhd	102,176	52,600
YTL Power International Bhd	69,316	34,615

TOTAL MALAYSIA		$5,773,912

MAURITIUS – 0.1%
CIM Financial Services Ltd.	191,700	39,769
Lux Island Resorts Ltd.*	7,000	4,992
Mauritius Commercial Bank	38,600	237,105
Mauritius Development Invest Trust	265,200	48,484
New Mauritius Hotels Ltd.*	18,900	40,434
Rogers & Co. Ltd.	7,100	40,621
State Bank of Mauritius Ltd.	5,580,000	182,684
Sun Resorts Ltd.*	24,969	23,067

TOTAL MAURITIUS		$617,156

MEXICO – 1.2%
Alfa SAB de CV	146,800	374,104
America Movil SAB de CV	1,008,724	1,059,051
Arca Continental SAB de CV	19,500	146,012
Cemex SAB de CV*	401,754	463,003
Coca-Cola Femsa SAB de CV	8,700	122,605
Compartamos SAB de CV	108,000	195,322
Empresas ICA SAB de CV*	20,800	43,675
Fomento Economico Mexicano SAB de CV	38,800	386,367
Grupo Aeroportuario del Centro Norte SABde CV#	17,800	61,123
Grupo Aeroportuario del Pacifico SAB de CV	14,700	76,741
Grupo Aeroportuario del Sureste SAB de CV	2,300	27,281
Grupo Bimbo SAB de CV#	54,000	181,709
Grupo Carso SAB de CV	24,800	123,663
Grupo Elektra SA de CV	1,460	53,092
Grupo Financiero Banorte SAB de CV	79,200	499,590
Grupo Financiero Inbursa SAB de CV	194,100	453,917
Grupo Mexico SAB de CV	84,221	258,543
Grupo Televisa SAB	41,500	224,188
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	56,900	127,496
Industrias CH SAB de CV*	7,500	48,079
Industrias Penoles SAB de CV	5,130	161,000
Kimberly-Clark de Mexico SAB de CV	42,000	138,435
Mexichem SAB de CV	29,605	137,679
Minera Frisco SAB de CV*	16,600	36,403
Organizacion Soriana SAB de CV	10,800	36,105
Promotora y Operadora de Infraestructura SAB de CV*	10,400	109,148
TV Azteca SAB de CV	95,000	44,998

July 31, 2013 (unaudited)

66	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Wal-Mart de Mexico SAB de CV	129,700	$354,897

TOTAL MEXICO		$5,944,226

MOROCCO – 0.1%
Attijariwafa Bank	3,519	136,171
Auto Hall	3,700	33,123
Banque Centrale Populaire	2,450	55,708
Banque Marocaine du Commerce et de l’Industrie	320	30,438
BMCE Bank	3,480	82,028
Cie Generale Immobiliere	390	23,957
Delta Holding SA	7,500	22,902
Douja Promotion Groupe Addoha SA	7,120	37,295
Holcim Maroc SA	240	40,142
Lafarge Ciments	785	88,125
Managem	160	23,638
Maroc Telecom SA	15,800	176,243

TOTAL MOROCCO		$749,770

NETHERLANDS – 1.4%
Aegon NV	82,071	632,718
Akzo Nobel NV	4,416	268,803
ArcelorMittal	7,792	102,593
ArcelorMittal, NY Reg. Shares#	18,397	238,609
ASML Holding NV	11,803	1,061,466
de Master Blenders 1753 NV	3,012	49,687
Delta Lloyd NV	3,924	84,934
European Aeronautic Defence and Space Co. NV	3,337	199,262
Fugro NV	824	50,206
Heineken NV	28,278	1,986,322
ING Groep NV*	135,167	1,381,016
Koninklijke Ahold NV	2,960	48,770
Koninklijke Boskalis Westminster NV	777	29,196
Koninklijke DSM NV	2,911	204,476
Koninklijke KPN NV*	51,812	136,546
Koninklijke Philips NV	2,676	85,654
Randstad Holding NV	588	28,369
Reed Elsevier NV	1,890	36,207
TNT Express NV	8,582	67,464
Unilever NV	6,274	252,402

TOTAL NETHERLANDS		$6,944,700

NEW ZEALAND – 0.0%**
Auckland International Airport Ltd.	15,953	40,136
Contact Energy Ltd.	8,921	38,263
Fletcher Building Ltd.	87	565
SKYCITY Entertainment Group Ltd.	3,557	11,904

TOTAL NEW ZEALAND		$90,868

Description	Number of Shares	Value
NIGERIA – 0.2%
Africa Prudential Registrars PLC*	24,606	$276
Dangote Cement PLC	100,100	121,367
FBN Holdings PLC	1,383,642	145,773
FCMB Group PLC*	897,000	26,251
Guaranty Trust Bank PLC	576,410	90,804
Guinness Nigeria PLC	19,500	29,749
Lafarge Cement WAPCO Nigeria PLC	155,000	101,339
Nestle Nigeria PLC	17,736	109,356
Nigerian Breweries PLC	92,380	99,104
Oando PLC	1,420,875	110,591
UAC of Nigeria PLC	149,100	56,818
UBA Capital PLC*	98,425	723
Unilever Nigeria PLC	79,800	31,085
United Bank for Africa PLC	812,013	39,539
Zenith Bank PLC	1,340,475	164,847

TOTAL NIGERIA		$1,127,622

NORWAY – 0.6%
AKER Solutions ASA	954	14,376
Cermaq ASA	498	9,169
DNB ASA	9,287	154,684
Norsk Hydro ASA	22,820	97,007
Orkla ASA	6,959	53,886
Seadrill Ltd.	3,421	146,818
Statoil ASA	31,164	675,869
Storebrand ASA*	10,389	59,783
Subsea 7 SA	30,685	582,165
Telenor ASA	7,363	163,059
Veripos, Inc.	270	848
Yara International ASA#	21,952	985,694

TOTAL NORWAY		$2,943,358

OMAN – 0.1%
Bank Dhofar SAOG	44,454	42,722
Bank Sohar	94,426	52,486
BankMuscat SAOG	98,380	150,509
Dhofar International Development & Investment Holding Co.	24,900	39,064
Galfar Engineering & Contracting SAOG	67,240	64,271
National Bank of Oman SAOG	49,374	38,473
Oman Cement Co.	32,940	65,281
Oman Flour Mills Co. SAOG	16,000	26,930
Oman Oil Marketing Co.	7,300	39,818
Oman Telecommunications Co. SAOG	40,300	165,806
Renaissance Services SAOG*	36,492	60,472

TOTAL OMAN		$745,832

PAKISTAN – 0.2%
Engro Corp. Ltd.*	32,952	52,377

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	67

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Fauji Fertilizer Co. Ltd.	58,780	$62,933
HUB Power Co.	153,500	102,268
Lucky Cement Ltd.	22,300	53,044
MCB Bank Ltd.	59,637	159,757
Millat Tractors Ltd.	4,926	25,794
Nishat Mills Ltd.	31,950	32,913
Oil & Gas Development Co. Ltd.	38,000	91,902
Pakistan Oilfields Ltd.	9,300	47,624
Pakistan Petroleum Ltd.	20,872	50,661
Pakistan Telecommunication Co. Ltd.*	135,000	37,312
United Bank Ltd.	29,000	34,690

TOTAL PAKISTAN		$751,275

PERU – 0.3%
Alicorp SA	81,100	249,739
BBVA Banco Continental SA	28,742	58,594
Cia de Minas Buenaventura SA ADR	9,300	132,990
Cia Minera Milpo SAA	34,893	14,352
Credicorp Ltd.	2,810	333,800
Edegel SAA	37,100	30,386
Ferreycorp SAA	84,705	49,987
Grana y Montero SA	46,300	193,745
Luz del Sur SAA	12,200	40,492
Minsur SA	35,670	14,926
Sociedad Minera Cerro Verde SAA*	1,400	30,940
Sociedad Minera el Brocal SA††	4,000	16,738
Southern Copper Corp.	8,259	215,312
Volcan Cia Minera SAA	169,846	71,073

TOTAL PERU		$1,453,074

PHILIPPINES – 0.3%
Aboitiz Equity Ventures, Inc.	72,400	83,853
Alliance Global Group, Inc.*	135,000	81,597
Ayala Corp.	5,620	78,095
Ayala Land, Inc.	94,700	65,634
Bank of the Philippine Islands	25,045	54,265
BDO Unibank, Inc.	40,562	75,651
Energy Development Corp.	411,750	57,264
International Container Terminal Services, Inc.	31,900	67,355
JG Summit Holdings, Inc.	92,500	89,454
Jollibee Foods Corp.	27,600	98,503
Manila Electric Co.	6,210	40,981
Metro Pacific Investments Corp.	190,000	23,624
Metropolitan Bank & Trust	27,813	68,012
Philex Mining Corp.	216,150	54,050
Philippine Long Distance Telephone Co.	1,800	125,167
San Miguel Corp.	23,000	45,545
Semirara Mining Corp.	14,190	81,356

Description	Number of Shares	Value
SM Investments Corp.	6,262	$136,977
SM Prime Holdings, Inc.	200,750	81,261
Universal Robina Corp.	22,900	65,542

TOTAL PHILIPPINES		$1,474,186

POLAND – 0.6%
AmRest Holdings SE*	2,700	74,338
Asseco Poland SA	7,073	100,689
Astarta Holding NV*	2,300	53,251
Bank Pekao SA	5,150	264,251
Bioton SA*	1,701,800	21,298
BRE Bank SA	780	105,376
Budimex SA	2,780	83,673
Cyfrowy Polsat SA*	14,730	97,702
Eurocash SA	4,940	91,962
Getin Noble Bank SA*	54,005	34,638
Grupa Lotos SA*	2,600	26,966
ING Bank Slaski SA*	2,000	61,980
Jastrzebska Spolka Weglowa SA	1,300	27,251
Kernel Holding SA*	4,220	66,174
KGHM Polska Miedz SA	4,700	163,225
LPP SA	70	152,760
Lubelski Wegiel Bogdanka SA*	1,500	49,559
Netia SA*	39,573	56,335
Orbis SA	2,900	31,294
PGE SA	57,280	271,149
Polimex-Mostostal SA*	47,700	2,388
Polski Koncern Naftowy Orlen SA	11,150	151,576
Polskie Gornictwo Naftowe i Gazownictwo SA	61,300	118,910
Powszechna Kasa Oszczednosci Bank Polski SA*	25,650	298,536
Powszechny Zaklad Ubezpieczen SA	1,970	279,580
Rovese SA*	13,950	8,424
Synthos SA	34,800	47,907
Tauron Polska Energia SA	101,660	139,949
Telekomunikacja Polska SA	55,920	132,968
TVN SA	11,520	38,926

TOTAL POLAND		$3,053,035

PORTUGAL – 0.0%**
EDP - Energias de Portugal SA	28,687	101,897
EDP Renovaveis SA*	10,506	53,880
Jeronimo Martins SGPS SA	1,290	25,485
Portugal Telecom SGPS SA	13,660	52,174

TOTAL PORTUGAL		$233,436

QATAR – 0.3%
Al Meera Consumer Goods Co.	1,000	37,349

July 31, 2013 (unaudited)

68	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Barwa Real Estate Co.	7,607	$54,838
Doha Bank QSC	3,322	46,254
Gulf International Services QSC	5,500	72,274
Industries Qatar QSC	7,353	320,868
Masraf Al Rayan	22,240	171,624
Ooredoo QSC	5,032	193,190
Qatar Electricity & Water Co.	1,580	71,160
Qatar Gas Transport Co. Nakilat	20,600	102,962
Qatar Islamic Bank	3,500	66,225
Qatar National Bank SAQ	5,700	277,068
Qatar National Cement Co.	1,520	41,534
Qatar Navigation	2,703	56,415

TOTAL QATAR		$1,511,761

ROMANIA – 0.1%
Antibiotice	188,902	26,680
Banca Transilvania*	298,163	111,389
Biofarm Bucuresti	481,487	36,555
BRD-Groupe Societe Generale	85,800	202,919
OMV Petrom SA	1,688,500	215,692
Transelectrica SA	2,450	9,588

TOTAL ROMANIA		$602,823

RUSSIA – 1.6%
CTC Media, Inc.	13,400	148,740
Evraz PLC	24,712	35,281
Federal Hydrogenerating Co. JSC ADR	105,160	176,669
Gazprom Neft OAO ADR	14,000	251,160
Gazprom OAO ADR*	103,510	804,273
Globaltrans Investment PLC GDR	12,380	172,949
LSR Group GDR	27,240	115,225
Lukoil OAO ADR	9,010	531,590
Magnit OJSC GDR	8,400	483,840
Mail.ru Group Ltd. GDR	3,190	101,920
Mechel ADR#	22,700	64,468
MMC Norilsk Nickel OJSC (46626D108) ADR	14,210	191,693
MMC Norilsk Nickel OJSC (B114RK6) ADR	22,900	307,089
Mobile Telesystems OJSC ADR*	59,388	1,157,472
NovaTek OAO GDR	1,300	151,190
Novolipetsk Steel OJSC GDR#	2,800	40,712
Pharmstandard OJSC GDR#,*	9,700	134,345
Rosneft OAO GDR	25,500	180,540
Rostelecom OJSC ADR#	8,766	178,476
Sberbank of Russia ADR	128,013	1,483,671
Severstal OAO GDR#	5,880	44,306
Sistema JSFC GDR	17,100	376,200
Surgutneftegas OAO ADR*	18,070	143,657
Tatneft OAO ADR*	4,000	147,320
TMK OAO GDR	4,860	65,610

Description	Number of Shares	Value
Uralkali OJSC GDR	5,000	$108,500
VimpelCom Ltd. ADR	25,100	251,251
VTB Bank OJSC GDR*	42,550	120,246
X5 Retail Group NV GDR*	6,100	101,321
Yandex NV*	4,100	133,250

TOTAL RUSSIA		$8,202,964

SINGAPORE – 1.2%
CapitaLand Ltd.	58,000	147,413
City Developments Ltd.	3,000	25,093
DBS Group Holdings Ltd.	108,000	1,419,207
Global Logistic Properties Ltd.	17,000	37,990
Golden Agri-Resources Ltd.	1,745,400	721,041
Jardine Cycle & Carriage Ltd.	1,000	31,727
Keppel Corp. Ltd.	95,900	781,025
Keppel Land Ltd.	9,000	26,132
Noble Group Ltd.	66,000	46,481
Olam International Ltd.	22,000	29,343
Oversea-Chinese Banking Corp.	19,000	157,879
Overseas Union Enterprise Ltd.	8,000	17,815
SembCorp. Industries Ltd.	5,000	19,987
SembCorp. Marine Ltd.#	4,000	14,321
Singapore Airlines Ltd.	14,000	111,374
Singapore Exchange Ltd.	11,000	66,042
Singapore Land Ltd.	2,000	14,384
Singapore Press Holdings Ltd.	8,000	27,635
Singapore Technologies Engineering Ltd.	20,000	67,356
Singapore Telecommunications Ltd.	55,000	170,083
United Overseas Bank Ltd.	99,000	1,671,747
UOL Group Ltd.	12,000	65,909
Vard Holdings	155,000	100,622
Venture Corp. Ltd.	5,000	28,800
Wilmar International Ltd.	27,000	66,924
Wing Tai Holdings Ltd.	107,000	179,337

TOTAL SINGAPORE		$6,045,667

SLOVENIA – 0.1%
Gorenje DD	2,600	15,876
Krka DD Novo Mesto	4,070	292,385
Luka Koper	1,120	15,049
Mercator Poslovni Sistem*	622	85,230
Nova Kreditna Banka Maribor DD*	11,800	6,436
Petrol DD Ljubljana	210	58,738
Telekom Slovenije DD	1,000	146,339
Zavarovalnica Triglav DD	3,470	83,556

TOTAL SLOVENIA		$703,609

SOUTH AFRICA – 1.3%
ABSA Group Ltd.	7,500	108,674

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	69

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
African Bank Investments Ltd.#	19,710	$29,069
African Rainbow Minerals Ltd.	2,100	34,590
Anglo American Platinum Ltd.*	1,800	63,934
AngloGold Ashanti Ltd.	8,530	110,949
Aspen Pharmacare Holdings Ltd.	5,032	111,642
Astral Foods Ltd.	16,800	158,200
Aveng Ltd.	21,500	63,832
AVI Ltd.	5,800	33,769
Barloworld Ltd.	16,300	135,499
Bidvest Group Ltd.	11,700	289,360
Discovery Ltd.	7,999	72,364
Exxaro Resources Ltd.	4,100	63,465
FirstRand Ltd.	45,190	135,861
Foschini Group Ltd.	4,400	44,867
Gold Fields Ltd.	15,890	94,224
Grindrod Ltd.	17,500	40,639
Harmony Gold Mining Co. Ltd.	8,390	30,828
Impala Platinum Holdings Ltd.	11,774	115,765
Imperial Holdings Ltd.	3,900	81,400
Kumba Iron Ore Ltd.#	1,560	69,255
Liberty Holdings Ltd.	3,300	41,010
Life Healthcare Group Holdings Ltd.	23,000	83,929
Massmart Holdings Ltd.	3,274	55,587
MMI Holdings Ltd.	22,679	49,425
Mr. Price Group Ltd.	4,800	62,618
MTN Group Ltd.	56,560	1,062,059
Murray & Roberts Holdings Ltd.*	26,380	63,587
Nampak Ltd.	15,000	48,502
Naspers Ltd.	6,271	524,983
Nedbank Group Ltd.	14,400	259,449
Netcare Ltd.	31,200	74,003
Omnia Holdings Ltd.	17,400	310,415
Pick n Pay Stores Ltd.#	8,300	31,785
PPC Ltd.	21,021	61,792
Remgro Ltd.	9,190	176,059
Reunert Ltd.	12,650	85,898
RMB Holdings Ltd.	22,300	91,772
RMI Holdings	17,600	48,168
Sanlam Ltd.	37,500	180,667
Sasol Ltd.	10,180	469,020
Shoprite Holdings Ltd.	6,320	106,893
Sibanye Gold Ltd.*	55,290	42,537
Standard Bank Group Ltd.	23,140	259,206
Steinhoff International Holdings Ltd.*	27,000	71,704
Telkom SA Ltd.*	61,700	121,205
Tiger Brands Ltd.	3,590	112,079
Truworths International Ltd.	10,600	89,856
Vodacom Group Ltd.	13,820	163,492

Description	Number of Shares	Value
Wilson Bayly Holmes-Ovcon Ltd.	4,800	$75,950
Woolworths Holdings Ltd.	11,980	81,676

TOTAL SOUTH AFRICA		$6,793,512

SOUTH KOREA – 1.7%
BS Financial Group, Inc.	19,015	271,661
Cheil Industries, Inc.	890	70,428
Coway Co. Ltd.	1,510	80,646
Daewoo Engineering & Construction Co. Ltd.*	4,364	29,989
Daewoo International Corp.	1,379	47,136
DGB Financial Group, Inc.	12,200	182,985
Doosan Heavy Industries & Construction Co. Ltd.	1,030	42,266
E-Mart Co. Ltd.	421	79,259
GS Holdings	1,300	63,876
Hana Financial Group, Inc.	7,009	224,602
Hyosung Corp.	550	32,997
Hyundai Department Store Co. Ltd.	430	61,815
Hyundai Glovis Co. Ltd.	470	80,953
Hyundai Heavy Industries Co. Ltd.	397	74,211
Hyundai Marine & Fire Insurance Co. Ltd.	5,800	159,014
Hyundai Merchant Marine Co. Ltd.*	1,180	16,911
Hyundai Mobis	663	161,704
Hyundai Motor Co.	1,390	287,669
Hyundai Steel Co.	1,290	78,542
Industrial Bank of Korea	18,600	188,744
KB Financial Group, Inc.	6,573	208,291
KCC Corp.	120	37,279
Kia Motors Corp.	2,955	167,553
Korea Electric Power Corp.*	5,040	128,532
Korea Zinc Co. Ltd.	200	51,005
Korean Air Lines Co. Ltd.*,††	800	20,081
KT Corp.	12,631	409,256
KT&G Corp.	2,000	134,766
LG Chem Ltd.	818	205,333
LG Corp.	1,030	59,870
LG Display Co. Ltd.*	2,660	65,942
LG Electronics, Inc.	770	49,966
LG Household & Health Care Ltd.	150	79,044
LG Uplus Corp.*	5,860	71,462
Lotte Chemical Corp.	380	57,503
Lotte Shopping Co. Ltd.	290	90,736
Macquarie Korea Infrastructure Fund	5,769	34,971
NHN Corp.††	580	151,528
OCI Co. Ltd.	270	40,016
POSCO	1,250	359,948
Samsung C&T Corp.	1,650	81,661

July 31, 2013 (unaudited)

70	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Samsung Card Co. Ltd.	1,000	$33,603
Samsung Electro-Mechanics Co. Ltd.	970	69,765
Samsung Electronics Co. Ltd. GDR	1,594	1,816,161
Samsung Fire & Marine Insurance Co. Ltd.	580	123,907
Samsung Heavy Industries Co. Ltd.	1,680	59,742
Samsung Life Insurance Co. Ltd.	1,900	181,810
Samsung Securities Co. Ltd.	1,240	50,773
Shinhan Financial Group Co. Ltd.	6,350	231,747
SK Holdings Co. Ltd.	320	50,275
SK Hynix, Inc.*	4,090	99,026
SK Innovation Co. Ltd.	1,000	135,301
SK Telecom Co. Ltd.	3,720	730,142
S-Oil Corp.	740	49,732
Woori Finance Holdings Co. Ltd.	8,590	86,020
Woori Investment & Securities Co. Ltd.	6,468	67,362

TOTAL SOUTH KOREA		$8,525,517

SPAIN – 1.6%
ACS Actividades de Construccion y Servicios SA	3,179	91,351
Amadeus IT Holding SA	1,985	68,184
Banco Bilbao Vizcaya Argentaria SA	324,634	3,074,107
Banco de Sabadell SA	42,250	86,447
Banco Popular Espanol SA*	32,989	145,047
Banco Santander SA	309,435	2,261,649
Banco Santander SA Temporary Shares	6,658	48,663
CaixaBank	13,118	48,376
Grifols SA	850	35,858
Iberdrola SA	101,878	562,465
Inditex SA	1,681	224,080
Mapfre SA	23,156	84,716
Red Electrica Corp. SA	1,048	58,494
Repsol SA	29,379	703,129
Telefonica SA	31,553	449,780

TOTAL SPAIN		$7,942,346

SWEDEN – 2.5%
Assa Abloy AB	2,996	132,652
Atlas Copco AB Class A	104,299	2,721,825
Atlas Copco AB Class B	3,785	88,729
Boliden AB	30,037	424,878
CDON Group AB*	191	583
Elekta AB	39,481	674,153
Getinge AB	2,202	81,416
Hennes & Mauritz AB	3,398	126,575
Hexagon AB	2,016	61,487
Holmen AB	1,517	43,963
Investor AB	69,423	2,089,671

Description	Number of Shares	Value
Meda AB	3,075	$35,925
Millicom International Cellular SA	224	17,887
Nordea Bank AB	45,392	574,874
Saab AB	13,800	250,037
Sandvik AB	116,715	1,476,362
Skandinaviska Enskilda Banken AB	50,282	555,033
SKF AB	4,302	119,329
SSAB AB Class A#	12,066	78,710
SSAB AB Class B	1,865	10,444
Svenska Cellulosa AB	7,693	203,592
Svenska Handelsbanken AB	1,133	51,451
Swedbank AB	7,219	174,103
Swedish Match AB	1,376	51,404
Telefonaktiebolaget LM Ericsson ADR	5,941	69,688
Telefonaktiebolaget LM Ericsson Class A	1,060	11,985
Telefonaktiebolaget LM Ericsson Class B	43,604	515,436
TeliaSonera AB	5,588	40,465
Trelleborg AB#	1,475	25,978
Volvo AB	147,817	2,179,332

TOTAL SWEDEN		$12,887,967

SWITZERLAND – 7.4%
ABB Ltd.	86,050	1,900,548
Adecco SA	2,344	148,803
Aryzta AG	2,401	148,530
Baloise Holding AG	4,451	483,841
Barry Callebaut AG	34	32,973
Cie Financiere Richemont SA	32,547	3,186,297
Clariant AG	4,675	73,097
Credit Suisse Group AG	73,316	2,154,047
Geberit AG	219	58,711
Givaudan SA	143	199,176
Helvetia Holding AG	600	268,086
Holcim Ltd.	33,907	2,451,108
Julius Baer Group Ltd.	24,961	1,133,892
Lonza Group AG	551	42,391
Nestle SA	51,244	3,471,823
Novartis AG	55,845	4,018,885
Pargesa Holding SA	785	56,196
Partners Group Holding AG	162	42,835
Roche Holding AG	20,669	5,092,151
Schindler Holding AG (B11TCY0)	380	54,406
Schindler Holding AG (B11WWH2)	347	48,444
SGS SA	43	97,342
Sika AG	13	36,256
Sonova Holding AG	100	11,043
Sulzer AG	391	58,516

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	71

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Swatch Group AG	464	$275,758
Swiss Life Holding AG	3,952	709,734
Swiss Re AG	14,298	1,138,649
Syngenta AG	7,584	3,009,998
Transocean Ltd.*	654	30,843
UBS AG	254,598	5,015,205
Wolseley PLC	1,334	63,844
Zurich Financial Services AG	8,841	2,379,700

TOTAL SWITZERLAND		$37,893,128

TAIWAN – 1.9%
Acer, Inc.*	73,870	54,565
Advanced Semiconductor Engineering, Inc.	90,804	74,493
Asia Cement Corp.	41,350	51,918
Asustek Computer, Inc.	11,700	102,226
AU Optronics Corp.*	147,126	52,008
Catcher Technology Co. Ltd.	9,438	40,916
Cathay Financial Holding Co. Ltd.	130,623	189,924
Chang Hwa Commercial Bank	78,142	44,822
Cheng Shin Rubber Industry Co. Ltd.	22,920	75,976
China Airlines Ltd.*	87,858	32,522
China Development Financial Holding Corp.	192,750	54,637
China Steel Corp.	229,679	189,953
Chunghwa Telecom Co. Ltd.	72,024	230,340
Compal Electronics, Inc.	278,736	193,344
CTBC Financial Holding Co. Ltd.	139,352	92,014
Delta Electronics, Inc.	22,888	111,057
D-Link Corp.	36,046	20,375
E.Sun Financial Holding Co. Ltd.	120,000	80,036
Epistar Corp.	31,099	51,855
Far Eastern Department Stores Co. Ltd.	92,881	88,586
Far Eastern New Century Corp.	75,290	84,990
Far EasTone Telecommunications Co. Ltd.	42,000	107,008
First Financial Holding Co. Ltd.	86,402	53,593
Formosa Chemicals & Fibre Corp.	77,198	192,052
Formosa Petrochemical Corp.	28,990	75,505
Formosa Plastics Corp.	68,601	172,495
Foxconn Technology Co. Ltd.	19,950	49,565
Fubon Financial Holding Co. Ltd.	71,314	100,122
Giant Manufacturing Co. Ltd.	14,000	105,981
Gigabyte Technology Co. Ltd.	252,000	227,322
Hon Hai Precision Industry Co. Ltd.	85,127	220,862
Hotai Motor Co. Ltd.	7,000	77,502
HTC Corp.	9,465	50,345
Hua Nan Financial Holdings Co. Ltd.	69,255	40,301
Innolux Corp.*	167,877	74,459
King Yuan Electronics Co. Ltd.	358,000	238,774
Largan Precision Co. Ltd.	1,000	34,682

Description	Number of Shares	Value
Lien Hwa Industrial Corp.	75,104	$49,716
Lite-On Technology Corp.	34,061	57,930
MediaTek, Inc.	11,082	133,044
Mega Financial Holding Co. Ltd.	98,558	82,333
Motech Industries, Inc.*	156	202
Nan Kang Rubber Tire Co. Ltd.	70,599	84,051
Nan Ya Plastics Corp.	86,730	182,215
Novatek Microelectronics Corp.	10,145	44,827
Pegatron Corp.*	147,990	218,630
Pou Chen Corp.	96,157	98,445
President Chain Store Corp.	18,496	137,857
Quanta Computer, Inc.	44,571	103,749
Realtek Semiconductor Corp.	14,174	33,938
Shin Kong Financial Holding Co. Ltd.*	223,586	75,681
Siliconware Precision Industries Co.	36,000	41,839
SinoPac Financial Holdings Co. Ltd.	130,191	65,559
Synnex Technology International Corp.	23,941	30,099
Tainan Spinning Co. Ltd.	113,464	55,244
Taishin Financial Holding Co. Ltd.	98,929	46,023
Taiwan Cement Corp.	62,057	75,847
Taiwan Cooperative Financial Holding Co. Ltd.	136,777	78,226
Taiwan Fertilizer Co. Ltd.	16,000	39,111
Taiwan Mobile Co. Ltd.	50,874	184,925
Taiwan Semiconductor Manufacturing Co. Ltd.	157,911	539,772
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	152,800	2,594,544
Tatung Co. Ltd.*	245,916	62,245
TPK Holding Co. Ltd.	10,000	117,553
TSRC Corp.	18,700	33,925
Tung Ho Steel Enterprise Corp.	37,476	31,744
Uni-President Enterprises Corp.	72,411	147,785
United Microelectronics Corp.	222,000	98,834
Vanguard International Semiconductor Corp.	256,000	256,115
Walsin Lihwa Corp.*	120,000	35,136
Wistron Corp.	32,020	30,539
Yuanta Financial Holding Co. Ltd.	104,172	54,368
Yulon Motor Co. Ltd.	49,640	80,122
Zinwell Corp.	22,435	19,452

TOTAL TAIWAN		$9,758,750

THAILAND – 0.6%
Advanced Info Service PCL	29,400	267,700
Airports of Thailand PCL	14,900	84,735
Bangkok Bank PCL	15,200	101,495
Bangkok Dusit Medical Services PCL	8,900	41,657
Bangkok Expressway PCL	24,400	28,454

July 31, 2013 (unaudited)

72	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bank of Ayudhya PCL	79,700	$94,851
Banpu PCL	2,900	21,403
BEC World PCL	41,700	81,934
Berli Jucker PCL	60,600	83,736
Big C Supercenter PCL	12,200	75,617
Bumrungrad Hospital PCL	16,000	41,534
Central Pattana PCL	54,000	74,185
Charoen Pokphand Foods PCL	91,300	81,674
CP ALL PCL	115,100	128,706
Electricity Generating PCL	8,600	37,367
Glow Energy PCL	22,100	48,366
Hana Microelectronics PCL	131,800	85,481
Indorama Ventures PCL	46,100	26,217
IRPC PCL	269,900	27,421
Kasikornbank PCL	28,300	169,077
Krung Thai Bank PCL	472,950	267,451
PTT Exploration & Production PCL	31,209	155,546
PTT Global Chemical PCL	24,800	52,294
PTT Global Chemical PCL (Foreign)	12,681	26,739
PTT PCL	18,000	190,351
Quality Houses PCL	243,291	21,142
Ratchaburi Electricity Generating Holding PCL	19,500	31,773
Shin Corp. PCL	17,200	47,808
Siam Cement PCL	6,500	95,527
Siam City Cement PCL	2,600	35,553
Siam Commercial Bank PCL	33,200	168,121
Siam Makro PCL	3,300	81,815
Thai Beverage PCL	242,369	102,986
Thai Oil PCL	15,800	30,792
Thai Union Frozen Products PCL	20,664	37,136
Tisco Financial Group PCL	65,560	79,594
TMB Bank PCL	1,112,100	83,141
Total Access Communication PCL	18,100	67,947
True Corp. PCL*	184,000	46,147

TOTAL THAILAND		$3,223,473

TURKEY – 0.6%
Akbank TAS	56,903	218,682
Akenerji Elektrik Uretim AS*	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,963	109,823
Arcelik AS	13,520	90,089
BIM Birlesik Magazalar AS	8,120	186,647
Dogan Sirketler Grubu Holding AS*	85,907	42,156
Dogus Otomotiv Servis ve Ticaret AS	6,600	37,501
Enka Insaat ve Sanayi AS	47,860	132,508
Eregli Demir ve Celik Fabrikalari TAS	118,156	117,793

Description	Number of Shares	Value
Haci Omer Sabanci Holding AS	24,348	$121,492
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	82,673	49,964
KOC Holding AS	42,128	185,837
Koza Altin Isletmeleri AS	2,800	38,617
Koza Anadolu Metal Madencilik Isletmeleri AS*	11,200	18,166
Petkim Petrokimya Holding AS*	52,218	73,096
TAV Havalimanlari Holding AS	9,700	60,877
Tekfen Holding AS	18,500	58,292
Tofas Turk Otomobil Fabrikasi AS	6,100	40,489
Tupras Turkiye Petrol Rafinerileri AS	15,836	338,650
Turk Hava Yollari	35,742	150,652
Turk Sise ve Cam Fabrikalari AS	1	2
Turk Telekomunikasyon AS	25,727	92,758
Turkcell Iletisim Hizmetleri AS*	34,068	198,852
Turkiye Garanti Bankasi AS	66,523	260,464
Turkiye Halk Bankasi AS	13,054	98,110
Turkiye Is Bankasi	47,992	127,420
Turkiye Sinai Kalkinma Bankasi AS	60,938	58,862
Turkiye Vakiflar Bankasi Tao	41,240	90,108
Ulker Biskuvi Sanayi AS	6,181	41,825
Yapi ve Kredi Bankasi AS	28,578	62,295
Yazicilar Holding AS	6,080	70,192

TOTAL TURKEY		$3,172,219

UKRAINE – 0.0%**
Avangardco Investments Public Ltd. GDR*	3,100	27,900
Ferrexpo PLC	49,900	128,365
MHP SA GDR*	4,100	72,939

TOTAL UKRAINE		$229,204

UNITED ARAB EMIRATES – 0.3%
Aabar Investments PJSC*	83,600	—
Abu Dhabi Commercial Bank PJSC	92,170	133,500
Abu Dhabi National Hotels	50,000	29,948
Air Arabia PJSC	290,600	109,974
Aldar Properties PJSC	108,970	79,807
Arabtec Holding Co.*	265,186	163,169
DP World Ltd.	19,430	308,937
Dubai Financial Market*	144,800	78,846
Emaar Properties PJSC	134,960	219,361
First Gulf Bank PJSC	33,298	149,583
National Bank of Abu Dhabi PJSC	49,969	177,538
Union National Bank PJSC	86,426	124,709

TOTAL UNITED ARAB EMIRATES		$1,575,372

UNITED KINGDOM – 13.3%
3i Group PLC	8,335	48,614

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	73

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Aberdeen Asset Management PLC	7,766	$45,402
Admiral Group PLC	38,809	828,311
Aggreko PLC	1,822	49,337
Alent PLC	17,900	100,072
Anglo American PLC	56,736	1,215,248
Antofagasta PLC	1,765	23,682
ARM Holdings PLC	11,008	146,528
Associated British Foods PLC	2,442	72,218
AstraZeneca PLC	22,035	1,117,924
Aviva PLC	94,194	532,335
Babcock International Group PLC	2,062	36,858
BAE Systems PLC	90,500	613,888
Barclays PLC	130,146	570,001
Barclays PLC ADR	62,686	1,095,751
BG Group PLC	196,307	3,543,292
BHP Billiton PLC	66,160	1,891,148
BP PLC	198,399	1,371,907
BP PLC ADR	65,962	2,733,465
British American Tobacco PLC	75,986	4,052,741
BT Group PLC	365,180	1,892,703
Bunzl PLC	1,783	38,218
Burberry Group PLC	2,540	59,119
Carnival PLC ADR	2,155	83,097
Centrica PLC	13,843	82,340
Cobham PLC	6,837	29,913
Compass Group PLC	14,382	196,471
Computacenter PLC	23,040	170,342
Croda International PLC	858	32,748
Dairy Crest Group PLC	13,900	107,842
Diageo PLC	113,546	3,547,934
Experian PLC	45,368	850,974
Fresnillo PLC	23,782	372,278
G4S PLC	8,277	28,318
GKN PLC	142,576	759,350
GlaxoSmithKline PLC	67,290	1,723,836
Glencore Xstrata PLC	389,334	1,643,571
HSBC Holdings PLC	78,377	891,615
HSBC Holdings PLC ADR	32,086	1,820,881
ICAP PLC	129,862	803,649
IMI PLC	2,419	50,489
Imperial Tobacco Group PLC	18,733	628,660
InterContinental Hotels Group PLC	1,584	45,953
International Consolidated Airlines Group SA*	18,643	82,559
Intertek Group PLC	1,153	53,059
Investec PLC	3,817	25,509
ITV PLC	21,905	56,183

Description	Number of Shares	Value
J Sainsbury PLC	76,972	$460,884
Johnson Matthey PLC	1,139	49,122
Kazakhmys PLC#	26,696	105,712
Kingfisher PLC	52,509	317,522
Lloyds Banking Group PLC*	3,220,410	3,354,401
Lloyds Banking Group PLC ADR*	114,884	479,066
London Stock Exchange Group PLC	2,311	55,336
Marston’s PLC	85,160	201,321
Meggitt PLC	6,123	50,998
Melrose Industries PLC	9,528	40,875
Mondi PLC	19,900	296,373
National Grid PLC	11,377	136,122
Next PLC	1,639	124,418
Old Mutual PLC	60,069	177,461
Pearson PLC	70,041	1,438,433
Petrofac Ltd.	2,059	41,127
Premier Foods PLC*	6,700	8,893
Prudential PLC	72,544	1,287,881
Randgold Resources Ltd.	4,071	295,409
Reckitt Benckiser Group PLC	30,296	2,156,461
Reed Elsevier PLC	3,692	47,684
Resolution Ltd.	208,008	1,024,614
Rexam PLC	4,216	31,542
Rio Tinto PLC	4,800	215,775
Rolls-Royce Holdings PLC	199,295	3,562,359
Royal Bank of Scotland Group PLC ADR*	21,776	209,921
Royal Dutch Shell PLC (B03MLX2)	18,711	637,031
Royal Dutch Shell PLC (B09CBL4)	77,486	2,638,429
Royal Dutch Shell PLC ADR (780259107)	23,933	1,696,132
Royal Dutch Shell PLC ADR (780259206)	3,772	257,816
Royal Dutch Shell PLC Class B	47,677	1,682,312
SABMiller PLC	23,630	1,157,685
Sage Group PLC	11,021	58,764
Schroders PLC	648	24,201
Severn Trent PLC	2,536	68,401
Shire PLC	4,269	155,992
Smith & Nephew PLC	4,929	58,824
Smiths Group PLC	1,864	39,273
SSE PLC	2,269	54,365
Standard Chartered PLC	38,193	885,757
Tate & Lyle PLC	3,682	46,995
Tesco PLC	111,217	621,434
Travis Perkins PLC	3,405	88,162
Tullow Oil PLC	41,967	662,688
Unilever PLC	6,914	280,725
Vedanta Resources PLC	2,500	44,231
Vesuvius PLC	33,100	213,500
Vodafone Group PLC	395,164	1,187,266

July 31, 2013 (unaudited)

74	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Vodafone Group PLC ADR	34,031	$1,019,228
Weir Group PLC	1,346	44,003
Whitbread PLC	1,014	49,825
WM Morrison Supermarkets PLC	167,375	736,109
WPP PLC	77,887	1,402,878

TOTAL UNITED KINGDOM		$68,148,069

UNITED STATES – 0.4%
Boart Longyear Ltd.	48,400	22,405
Freeport-McMoRan Copper & Gold, Inc.	63,295	1,789,983

TOTAL UNITED STATES		$1,812,388

TOTAL COMMON STOCKS (COST $393,031,505)		$437,436,108

INVESTMENT COMPANIES – 7.9%
Dragon Capital - Vietnam Enterprise Investments Ltd.*	43,545	97,105
MFS International New Discovery Fund	743,771	20,000,000
Vanguard FTSE Developed Markets ETF	507,000	18,987,150
Wilmington Prime Money Market Fund, Institutional Shares, 0.01%^,§	1,436,432	1,436,432

TOTAL INVESTMENT COMPANIES (COST $38,932,934)		$40,520,687

PREFERRED STOCKS – 1.3%

BRAZIL – 1.1%
AES Tiete SA	3,080	30,620
Alpargatas SA	14,670	89,061
Banco Bradesco SA	146,312	1,781,641
Banco do Estado do Rio Grande do Sul	22,600	150,082
Banco Industrial e Comercial SA	39,700	64,735
Bradespar SA	4,700	46,210
Braskem SA*	3,300	25,271
Centrais Eletricas Brasileiras SA, Series B	13,600	50,076
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,123	94,129
Cia de Bebidas das Americas	9,935	374,432
Cia Energetica de Minas Gerais	14,343	132,028
Cia Energetica de Sao Paulo	40,700	360,553
Cia Paranaense de Energia	15,400	191,306
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,760	15,452
Gerdau SA	10,000	64,041
Itau Unibanco Holding SA	25,490	326,258
Itausa - Investimentos Itau SA	127,197	471,131
Klabin SA	8,600	41,693
Lojas Americanas SA	11,322	79,108
Marcopolo SA	16,900	96,377
Metalurgica Gerdau SA	3,500	28,229
Oi SA	17,000	31,595
Petroleo Brasileiro SA	75,259	539,037

Description	Number of Shares	Value
Telefonica Brasil SA	6,910	$147,387
Usinas Siderurgicas de Minas Gerais SA*	12,900	50,043
Vale SA	36,141	447,218

TOTAL BRAZIL		$5,727,713

CHILE – 0.1%
Embotelladora Andina SA	10,300	54,121
Sociedad Quimica y Minera de Chile SA	3,740	107,720

TOTAL CHILE		$161,841

COLOMBIA – 0.0%**
Grupo Argos SA	2,418	26,238
Grupo Aval Acciones y Valores	84,500	61,098

TOTAL COLOMBIA		$87,336

CROATIA – 0.0%**
Adris Grupa DD	579	28,991

GERMANY – 0.1%
Bayerische Motoren Werke AG	1,210	91,996
Henkel AG & Co. KGaA	1,401	137,252
Porsche Automobil Holding SE	1,198	102,064
ProSiebenSat.1 Media AG	1,194	48,988
Volkswagen AG	901	214,139

TOTAL GERMANY		$594,439

NIGERIA – 0.0%**
Ecobank Transitional, Inc.*	7,768	—

PHILIPPINES – 0.0%**
Ayala Land Voting*,††	178,200	410

RUSSIA – 0.0%**
Surgutneftegas OAO ADR*	17,100	112,689

TOTAL PREFERRED STOCKS (COST $7,544,364)		$6,713,419

MONEY MARKET FUND – 0.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	4,192,620	4,192,620

TOTAL MONEY MARKET FUND (COST $4,192,620)		$4,192,620

RIGHTS – 0.0%**

AUSTRALIA – 0.0%**
ALS Ltd. Right, Expire 07/17/13	280	174

BRAZIL – 0.0%**
Banco Santander Brasil SA Rights, Expire 08/02/13	32,651	143

FRANCE – 0.0%**
Groupe FNAC Rights, Expire 10/01/13	1	3

HONG KONG – 0.0%**
New World Development Co. Ltd. Rights, Expire 03/02/15	1,248	—

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	75

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
POLAND – 0.0%**
Polimex-Mostostal SA, Expire 12/31/2049 at $0.52*	$47,700	$—

SPAIN – 0.0%**
Banco Santander SA Rights, Expire 08/02/13	31	6
CaixaBank Rights, Expire 12/20/13	13,118	925

TOTAL SPAIN		$931

TAIWAN – 0.0%**
Cathay Financial Holding Co. Ltd. Rights, Expire 09/02/13	3,458	876

TOTAL RIGHTS (COST $2,299)		$2,127

CALL WARRANTS – 1.3%
Citigroup Global Markets - Agility, Expire 3/17/2014	27,000	67,405
Al-Qurain Petrochemicals Co., Expire 11/2/2013	40,000	29,817
Boubyan Petrochemicals, Expire 10/4/2013	60,000	132,911
Boubyan Petrochemicals, Expire 10/4/2013	49,000	106,821
Commercial Bank of Kuwait, Expire 2/25/2014*	29,000	73,418
Gulf Bank, Expire 10/4/2013	40,000	55,556
Gulf Cable & Electrical Industries Co., Expire 11/4/2013	20,000	69,620
Kuwait Finance House, Expire 1/14/2014	53,200	136,554
Kuwait Food Co., Expire 11/15/2013	9,600	74,937
Kuwait Real Estate Co., Expire 11/15/2013*	120,000	37,553
Mebanee, Expire 7/27/2014	26,300	99,873
Mena Holdings, Expire 11/15/2013*	35,000	—
Mobile Telecommunications Co., Expire 9/20/2013	96,800	231,449
National Industries Group Holdings, Expire 1/14/2014*	68,000	60,970
National Real Estate Bank for Development, Expire 11/4/2013	67,100	214,701
Sultan, Expire 3/11/2014*	100,000	39,381
JPMorgan Chase Bank NA - FPT Corp., Expire 1/13/2015•,Ω	24,950	50,399
HAGL JSC, Expire 3/3/2015	59,408	57,032
Hoa Phat Group JSC, Expire 3/3/2015	34,404	48,854
Masan Group Corp., Expire 7/7/2016	27,330	113,693
PetroVietnam Drilling & Well Services JSC, Expire 12/15/2014•,Ω	21,500	50,955
PetroVietnam Fertilizer & Chemicals JSC, Expire 12/9/2014•,Ω	24,830	45,935
Pha Lai Thermal Power JSC, Expire 1/13/2015•,Ω	58,600	63,288

Description	Number of Shares	Value
Saudi Pharmaceutical Industries Ltd., Expire 9/24/2015	2,270	$34,046
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/2016	112,127	100,914
Vingroup JSC, Expire 12/16/2014•,Ω	41,638	123,248
Merrill Lynch International & Co. - ABB India Ltd., Expire 6/5/2017	2,560	21,184
Adani Ports and Special Economic Zone, Expire 12/17/2014	21,000	43,596
Aditya Birla Nuvo Ltd., Expire 6/11/2015•,Ω	1,600	30,865
Ambuja Cements Ltd., Expire 6/11/2015•,Ω	17,000	47,139
Axis Bank Ltd., Expire 3/16/2015•,Ω	5,660	96,929
Bharat Heavy Electricals Ltd., Expire 8/17/2015	16,020	41,982
Bharti Airtel Ltd., Expire 2/8/2016	44,826	255,652
Burgan Bank, Expire 3/30/2016	30,000	64,346
Cairn India Ltd., Expire 11/14/2016	8,870	43,334
Cipla Ltd., Expire 9/9/2015	11,100	73,559
Coal India Ltd., Expire 11/2/2015	14,980	69,822
Colgate-Palmolive India Ltd., Expire 8/10/2017	2,500	56,945
Container Corp. of India, Expire 2/2/2015•,Ω	2,500	41,112
DLF Ltd., Expire 2/1/2016	11,800	29,224
Dr. Reddy’s Laboratories Ltd., Expire 12/17/2015	1,400	52,871
Essar Oil Ltd., Expire 3/27/2017	44,290	37,762
Grasim Industries Ltd., Expire 4/18/2016	300	13,145
HCL Technologies Ltd., Expire 8/17/2015	5,500	85,366
HDFC Bank Ltd., Expire 5/26/2015•,Ω	22,505	227,174
Hero Motocorp Ltd., Expire 4/18/2016	2,200	66,264
Hindustan Unilever Ltd., Expire 12/14/2015	20,000	202,814
Housing Development Finance Corp., Expire 8/19/2015	26,270	348,114
Idea Cellular Ltd., Expire 2/14/2017	35,690	99,853
IDFC Ltd., Expire 7/29/2015	32,000	58,010
Indian Oil Corp. Ltd., Expire 7/29/2016	17,400	59,023
ITC Ltd., Expire 8/4/2015	31,760	179,660
Jaiprakash Associates Ltd., Expire 6/15/2015•,Ω	50,500	30,224
Jindal Steel & Power Ltd., Expire 10/8/2015	9,510	31,425
Kotak Mahindra Bank Ltd., Expire 3/27/2017	7,400	79,917
Larsen & Toubro Ltd., Expire 5/18/2015•,Ω	1,800	25,223
Larsen & Toubro Ltd., Expire 6/10/2014	5,535	77,626
Mahindra & Mahindra Ltd., Expire 12/10/2015	7,700	116,179
Maruti Suzuki India Ltd., Expire 11/30/2015	3,080	67,627
Nestle India Ltd., Expire 9/17/2015	1,187	103,933
NTPC Ltd., Expire 10/6/2014•,Ω	54,303	117,409

July 31, 2013 (unaudited)

76	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Oil & Natural Gas Corp. Ltd., Expire 2/28/2016	38,498	$185,272
Piramal Enterprises Ltd., Expire 1/19/2018	4,505	41,451
Power Grid Corp. of India Ltd., Expire 3/27/2017	51,990	86,714
Punj Lloyd Ltd., Expire 3/27/2017	44,190	18,949
Ranbaxy Laboratories Ltd., Expire 10/26/2015	5,000	23,715
Reliance Capital Ltd., Expire 8/30/2016	7,700	43,736
Reliance Communications Ltd., Expire 12/28/2015	30,229	69,862
Reliance Infrastructure Ltd., Expire 2/11/16	9,200	52,012
Reliance Power Ltd., Expire 3/27/2017	23,200	28,000
Sesa Goa Ltd., Expire 12/4/2014	20,500	43,388
Steel Authority of India Ltd., Expire 3/25/2014•,Ω	32,680	22,559
Sterlite Industries India Ltd., Expire 6/24/2015	18,000	22,484
Sun Pharmaceutical Industries Ltd., Expire 2/2/2015•,Ω	13,700	128,211
Suzlon Energy Ltd., Expire 8/15/2015	163,300	18,796
Tata Consultancy Services Ltd., Expire 12/14/2015•,Ω	5,840	175,524
Tata Consultancy Services Ltd., Expire 8/6/2014	5,840	175,524
Tata Power Co. Ltd., Expire 9/17/2015	51,800	75,509
Tata Steel Ltd., Expire 12/23/2014•,Ω	4,750	16,962
Ultratech Cement Ltd., Expire 6/10/2014	3,571	108,578
Unitech Ltd., Expire 7/7/2015•,Ω	46,200	12,580
United Spirits Ltd., Expire 1/13/2016	2,200	87,108
Warrants - WCT Holdings Bhd, Expire 12/11/17	7,093	1,039

TOTAL CALL WARRANTS
(COST $7,166,281)		$6,552,611

CERTIFICATES – 0.2%
HSBC Bank PLC -
Al Rajhi Bank, Expire 2/16/2015	3,300	67,313
Alinma Bank, Expire 2/23/2015	10,150	39,919
Almarai Co. Ltd., Expire 11/24/2014	2,782	61,939
Arab National Bank, Expire 5/11/2015	3,723	32,263
Banque Saudi Fransi, Expire 2/23/2015	4,125	37,726
Etihad Etisalat Co., Expire 12/5/2014	3,490	78,400
Jarir Marketing Co., Expire 5/4/2015	650	36,439
National Industrialization Co., Expire 5/4/2015	5,332	36,680
Samba Financial, Expire 2/10/2015	1,750	24,731
Saudi Arabian Fertilizer Co., Expire 5/11/2015	826	32,045
Saudi Basic Industries Corp., Expire 2/23/2015	3,800	94,990

Description	Number of Shares	Value
Saudi Cement Co., Expire 8/10/2015	960	$26,941
Saudi Electricity Co., Expire 3/27/2015	5,670	19,805
Saudi Industrial Investment Group, Expire 3/27/2015	5,750	41,396
Saudi Kayan Petrochemical Co., Expire 3/27/2015	5,500	16,498
Saudi Telecom Co., Expire 5/11/2015	3,600	38,492
Savola, Expire 2/2/2015	3,150	44,725

TOTAL CERTIFICATES
(COST $673,870)		$730,302

REAL ESTATE INVESTMENT TRUSTS – 0.6%

AUSTRALIA – 0.1%
CFS Retail Property Trust Group	9,654	17,789
Federation Centres Ltd.	15,794	33,220
Shopping Centres Australasia Property Group	2,111	3,063
Stockland	25,350	81,574
Westfield Group	4,442	44,798
Westfield Retail Trust	10,178	27,537

TOTAL AUSTRALIA		$207,981

CANADA – 0.0%**
H&R Real Estate Investment Trust	1,200	25,248

FRANCE – 0.5%
Unibail-Rodamco SE	10,293	2,494,239

HONG KONG – 0.0%**
Link REIT	17,500	85,632

NETHERLANDS – 0.0%**
Corio NV	1,053	46,067

NIGERIA – 0.0%**
Afriland Properties PLC*	24,606	—

SINGAPORE – 0.0%**
Keppel REIT	2,640	2,638

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $2,588,009)		$2,861,805

Description	Par Value	Value
CORPORATE BOND – 0.0%**

FINANCIALS – 0.0%**
BankMuscat SAOG, 4.50%, 3/20/16	$1	$—

TOTAL CORPORATE BOND
(COST $0)		$—

TOTAL INVESTMENTS IN SECURITIES – 97.4%
(COST $454,131,882)		$499,009,679

PORTFOLIO OF INVESTMENTS	77

Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%
Citigroup Global Markets, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.85% to 7.50%, maturing 12/15/17 to 05/15/53; total market value of $1,020,000.	$1,000,000	$1,000,000
HSBC Securities USA, Inc., 0.08%, dated 07/31/13, due 08/01/13, repurchase price $1,000,002, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 10/15/13 to 03/17/31; total market value of $1,020,001.	1,000,000	1,000,000
Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $1,020,000.	1,000,000	1,000,000

Description	Par Value	Value
Morgan Stanley & Co. LLC, 0.07%, dated 07/31/13, due 08/01/13, repurchase price $831,847, collateralized by U.S. Government Securities 2.00% to 12.75%, maturing 09/01/13 to 09/01/47; total market value of $848,482.	$831,845	$831,845

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $3,831,845)		$3,831,845

TOTAL INVESTMENTS – 98.1%
(COST $457,963,727)		$502,841,524
COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(3,831,845)
OTHER ASSETS LESS LIABILITIES – 2.6%		13,568,388

TOTAL NET ASSETS – 100.0%		$512,578,067

Cost of investments for Federal income tax purposes is $466,755,616. The net unrealized appreciation/(depreciation) of investments was $36,085,908. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $79,654,833 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,568,925.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2013 (unaudited)

78	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets
Investments in Securities
Common Stocks	$437,261,046	$175,062	$—		$437,436,108
Investment Companies	40,423,582	97,105	—		40,520,687
Preferred Stocks	6,713,009	410	—	(a)	6,713,419
Money Market Fund	4,192,620	—	—		4,192,620
Rights	1,245	882	—		2,127
Call Warrants	6,552,611	—	—		6,552,611
Certificates	730,302	—	—		730,302
Real Estate Investment Trusts	2,861,805	—	—		2,861,805
Corporate Bond	—	—	—		—
Repurchase Agreements	—	3,831,845	—		3,831,845

Total Investments	$498,736,220	$4,105,304	$—		$502,841,524

Other Financial Instruments^
Forward Foreign Currency Contracts	—	2,857	—		2,857

Total Assets	$498,736,220	$4,108,161	$—		$502,844,381

Liabilities
Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(2,362)	$—		$(2,362)

Total Liabilities	$—	$(2,362)	$—		$(2,362)

(a)	At July 31, 2013, the Fund held a security that was valued at $0 and classified as Level 3. Beginning and ending Level 3 balances were zero and there was no activity during the period.

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair Value at January 31, 2013	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investments in Securities:
Preferred Stocks	$—	Discounted cash flow	Estimated liquidation value	$—

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks and preferred stocks are estimated liquidation values. Significant increases in estimated liquidation value in isolation would result in a similar significant increase in fair value measurement.

At July 31, 2013, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2013	Bank of New York	6,100,416 Japanese Yen	$62,366	$62,306	$(60)
8/1/2013	Deutsche Bank	375,979 Swedish Krona	58,061	57,682	(379)
8/2/2013	Bank of New York	11,551,713 Japanese Yen	117,887	117,983	96
8/2/2013	Deutsche Bank	273,900 Swedish Krona	41,810	42,021	211
8/2/2013	Deutsche Bank	2,958 Australian Dollar	2,682	2,659	(23)
8/5/2013	Bank of New York	4,048,841 Japanese Yen	41,387	41,354	(33)
8/6/2013	Warburg Dillon Read Corp.	37,902 Canadian Dollar	36,896	36,896	—

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	79

Wilmington Multi-Manager International Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
8/6/2013	Warburg Dillon Read Corp.	5,188 Australian Dollar	$5,188	$5,188	$—
CONTRACTS SOLD
8/1/2013	Deutsche Bank	59,646 Canadian Dollar	58,061	58,072	(11)
8/1/2013	Bank of New York	392 Euro	519	521	(2)
8/2/2013	Deutsche Bank	2,021 Euro	2,682	2,689	(7)
8/5/2013	Bank of New York	79,102,608 Hungarian Forint	352,083	351,394	689
8/5/2013	Bank of New York	20,061,885 Philippine Peso	460,663	461,941	(1,278)
8/5/2013	Bank of New York	7,703,321 Thailand Baht	245,877	246,036	(159)
8/5/2013	Bank of New York	2,203,226 Czech Koruna	112,963	112,961	2
8/5/2013	Bank of New York	2,018,548 Polish Zloty	633,050	631,339	1,711
8/5/2013	Bank of New York	1,749,366 United Arab Emirates Dirham	476,238	476,280	(42)
8/5/2013	Bank of New York	1,543,087 Moroccan Dirham	183,514	183,579	(65)
8/5/2013	Bank of New York	775,908 Qatari Riyal	213,039	213,072	(33)
8/5/2013	Bank of New York	104,411 Jordan Dinar	147,265	147,379	(114)
8/5/2013	Bank of New York	90,781 Omani Rial	235,673	235,797	(124)
8/5/2013	Bank of New York	1,213 Pound Sterling	1,835	1,845	(10)
8/5/2013	Bank of New York	533 Pound Sterling	807	811	(4)
8/6/2013	Warburg Dillon Read Corp.	509,021 Japanese Yen	5,188	5,199	(11)
8/6/2013	Warburg Dillon Read Corp.	27,738 Euro	36,896	36,903	(7)
8/7/2013	Citicorp	8,337,148 South African Rand	844,345	844,197	148
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$495

July 31, 2013 (unaudited)

80	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

At July 31, 2013, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
8/1/2013	Bank of New York	826,500 Hong Kong Dollar	$106,574	$106,568	$6
8/1/2013	Bank of New York	330,000 Mexican Peso	25,834	25,836	(2)
8/1/2013	Bank of New York	112,700 Moroccan Dirham	13,365	13,417	(52)
8/1/2013	Bank of New York	86,400 Polish Zloty	27,064	27,032	32
8/1/2013	Bank of New York	44,700 Romanian Leu	13,474	13,467	7
8/1/2013	Bank of New York	21,850 Euro	28,961	29,068	(107)
8/1/2013	Bank of New York	15,100 Singapore Dollar	11,874	11,882	(8)
8/1/2013	Bank of New York	12,200 Bulgarian Lev	8,264	8,298	(34)
8/1/2013	Bank of New York	2,275 Canadian Dollar	2,210	2,216	(6)
8/1/2013	Bank of New York	801 Canadian Dollar	778	780	(2)
8/1/2013	Bank of New York	133 Canadian Dollar	129	129	—
8/1/2013	Bank of New York	107 Canadian Dollar	104	104	—
8/1/2013	Bank of New York	16 Canadian Dollar	15	15	—
8/1/2013	Bank of New York	8 Canadian Dollar	7	7	—
8/2/2013	Bank of New York	5,023,343 Hong Kong Dollar	647,707	647,705	2
8/2/2013	Bank of New York	374,239 Turkish Lira	193,460	193,310	150
8/2/2013	Bank of New York	982 Canadian Dollar	951	956	(5)
8/2/2013	Warburg Dillon Reed Corp.	824 Euro	1,095	1,097	(2)
8/2/2013	Bank of New York	148 Canadian Dollar	143	144	(1)
8/2/2013	Bank of New York	89 Canadian Dollar	86	87	(1)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(23)

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

81

Wilmington Multi-Manager Alternatives Fund†

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 38.4%

AEROSPACE & DEFENSE – 1.6%
Lockheed Martin Corp.Ö	7,063	$848,408

AUTO COMPONENTS – 0.1%
Gentherm, Inc.*	1,525	31,110

BIOTECHNOLOGY – 0.2%
QLT, Inc.Ö	19,720	85,585

CAPITAL MARKETS – 0.1%
E*TRADE Financial Corp.*	3,283	48,917

COMMERCIAL BANKS – 0.3%
Huntington Bancshares, Inc.	12,865	109,996
Regions Financial Corp.	3,825	38,288

TOTAL COMMERCIAL BANKS		$148,284

COMMERCIAL SERVICES & SUPPLIES – 0.9%
ADT Corp.Ö	11,710	469,337

COMMUNICATIONS EQUIPMENT – 0.7%
EchoStar Corp.*	8,410	336,064

COMPUTERS & PERIPHERALS – 0.4%
Apple, Inc.	334	151,135
Synaptics, Inc.*	775	31,000

TOTAL COMPUTERS & PERIPHERALS		$182,135

CONSTRUCTION & ENGINEERING – 0.6%
Pike Electric Corp.	13,210	161,294
Primoris Services Corp.Ö	8,354	173,763

TOTAL CONSTRUCTION & ENGINEERING		$335,057

CONTAINERS & PACKAGING – 0.3%
Sealed Air Corp.Ö	5,580	151,999

DIVERSIFIED CONSUMER SERVICES – 0.6%
JTH Holding, Inc.*,Ö	16,411	286,208

DIVERSIFIED FINANCIAL SERVICES – 1.9%
Citigroup, Inc.	3,703	193,074
JPMorgan Chase & Co.Ö	13,752	766,399

TOTAL DIVERSIFIED FINANCIAL SERVICES		$959,473

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.3%
GSI Group, Inc.*,Ö	19,366	162,868

ENERGY EQUIPMENT & SERVICES – 0.9%
Technip SA	4,420	487,760

Description	Number of Shares	Value
FOOD PRODUCTS – 0.5%
Dean Foods Co.*	1,991	$21,702
Marine Harvest ASA*,Ö	246,575	248,550

TOTAL FOOD PRODUCTS		$270,252

HOTELS, RESTAURANTS & LEISURE – 1.4%
AFC Enterprises, Inc.*	824	30,323
Starwood Hotels & Resorts Worldwide, Inc.Ö	10,476	692,987

TOTAL HOTELS, RESTAURANTS & LEISURE		$723,310

HOUSEHOLD DURABLES – 0.6%
Brookfield Residential Properties, Inc.*,Ö	6,810	140,763
WCI Communities, Inc.*	10,100	171,195

TOTAL HOUSEHOLD DURABLES		$311,958

INSURANCE – 2.8%
Aviva PLCÖ	58,480	330,499
Berkshire Hathaway, Inc.*,Ö	1,476	171,024
Tower Group International Ltd.Ö	23,397	511,692
XL Group PLCÖ	14,539	455,798

TOTAL INSURANCE		$1,469,013

INTERNET & CATALOG RETAIL – 1.0%
Expedia, Inc.	2,876	135,546
Liberty Ventures*,Ö	4,127	370,275

TOTAL INTERNET & CATALOG RETAIL		$505,821

INTERNET SOFTWARE & SERVICES – 0.5%
IntraLinks Holdings, Inc.*,Ö	28,943	274,958

IT SERVICES – 2.5%
InterXion Holding NV (B66QLT9)Ö	10,475	263,656
InterXion Holding NV (N47279109)Ö	10,575	266,173
Mastercard, Inc.Ö	625	381,631
Visa, Inc.Ö	2,100	371,721

TOTAL IT SERVICES		$1,283,181

MACHINERY – 0.6%
Luxfer Holdings PLC ADRÖ	19,087	329,060

MEDIA – 5.4%
Atresmedia Corp. de Medios de Comunicaion SAÖ	74,816	782,319
Liberty Global PLC*,Ö	5,300	408,948
Liberty Media Corp.*,Ö	2,800	402,444

July 31, 2013 (unaudited)

82	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund† (continued)

Description	Number of Shares	Value
RTL Group*Ö	6,525	$583,420
Zon Multimedia Servicos de Telecomu-nicacoes e Multimedia SGPS SAÖ	103,092	603,455

TOTAL MEDIA		$2,780,586

METALS & MINING – 0.6%
Newmont Mining Corp.Ö	10,465	313,950

OIL, GAS & CONSUMABLE FUELS – 3.2%
Det Norske Oljeselskap ASA*,Ö	31,618	464,118
Lundin Petroleum AB*,Ö	16,769	369,434
Talisman Energy, Inc.Ö	27,931	315,900
Ultra Petroleum Corp.Ö	23,679	512,650

TOTAL OIL, GAS & CONSUMABLE FUELS		$1,662,102

PHARMACEUTICALS – 0.2%
Pain Therapeutics, Inc.	48,812	118,125

REAL ESTATE INVESTMENT TRUSTS – 3.8%
Apollo Commercial Real Estate Finance, Inc.Ö	29,210	468,235
Ares Commercial Real Estate Corp.Ö	36,591	480,806
Chimera Investment Corp.Ö	105,530	314,479
Ryman Hospitality Properties, Inc.Ö	18,729	697,655

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,961,175

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
Forestar Group, Inc.*	3,088	66,732
Howard Hughes Corp.*	330	36,039

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$102,771

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
EZchip Semiconductor Ltd.*,Ö	15,891	502,950
Skyworks Solutions, Inc.*	12,520	300,730

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$803,680

SOFTWARE – 1.9%
Playtech PLCÖ	67,039	710,317
Verint Systems, Inc.*,Ö	8,023	287,063

TOTAL SOFTWARE		$997,380

SPECIALTY RETAIL – 0.2%
O’Reilly Automotive, Inc.*	322	40,334
Outerwall, Inc.*	931	51,438
TOTAL SPECIALTY RETAIL		$91,772

TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Fifth & Pacific Cos., Inc.*	4,884	116,337
Pandora A/SÖ	8,441	336,932

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$453,269

THRIFTS & MORTGAGE FINANCE – 0.2%
HomeStreet, Inc.Ö	5,220	113,274

TRADING COMPANIES & DISTRIBUTORS – 0.3%
WESCO International, Inc.*	2,230	168,989

Description	Number of Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.5%
Macquarie Infrastructure Co. LLCÖ	4,440	$259,207

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
Freenet AGÖ	13,840	331,326

TOTAL COMMON STOCKS (COST $17,046,819)		$19,858,364

INVESTMENT COMPANIES – 11.8%

ALTERNATIVE INVESTMENT FUND – 3.9%
Arbitrage Fund	157,241	2,018,972

EQUITY FUNDS – 7.9%
Professionally Managed Portfolios - The Osterweis Strategic Income Fund	345,436	4,093,414

TOTAL INVESTMENT COMPANIES (COST $6,068,541)		$6,112,386

	Par Value
CORPORATE BONDS – 15.0%

AGRICULTURE – 1.0%
Alliance One International, Inc., Sr. Unsecured, 10.00%, 7/15/16	$500,000	$525,000

DIVERSIFIED FINANCIAL SERVICES – 1.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed, 7.75%, 1/15/16	500,000	520,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsecured, 7.38%, 4/01/20•,Ω	340,000	344,250

TOTAL DIVERSIFIED FINANCIAL SERVICES		$864,250

ENTERTAINMENT – 1.8%
Greektown Superholdings, Inc., Series A, Secured, 13.00%, 7/01/15	450,000	475,875
Yonkers Racing Corp., Secured, 11.38%, 7/15/16•,Ω	425,000	451,563

TOTAL ENTERTAINMENT		$927,438

ENVIORNMENTAL CONTROL – 1.0%
ADS Waste Holdings, Inc., Sr. Unsecured, 8.25%, 10/01/20•,Ω	475,000	501,719

FOOD – 0.9%
Michael Foods Holding, Inc., Sr. Unsecured, 8.50%, 7/15/18•,Ω	470,000	489,975

LODGING – 1.0%
CityCenter Holdings LLC / CityCenter Finance Corp., Sr. Secured, 7.63%, 1/15/16	500,000	532,500

OFFICE/BUSINESS EQUIPMENT – 0.8%
CDW LLC / CDW Finance Corp., Company Guaranteed, 12.54%, 10/12/17	413,000	436,747

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	83

Wilmington Multi-Manager Alternatives Fund† (continued)

Description	Par Value	Value
RETAIL – 4.1%
Bon-Ton Department Stores, Inc., Secured, 8.00%, 6/15/21•,Ω	$500,000	$516,250
Burlington Holdings LLC/Burlington Holding Finance, Inc., Sr. Unsecured, 9.00%, 2/15/18•,Ω	500,000	516,250
Dave & Buster’s, Inc., Company Guaranteed, 11.00%, 6/01/18	500,000	556,250
Wok Acquisition Corp., Company Guaranteed, 10.25%, 6/30/20•,Ω	475,000	533,187

TOTAL RETAIL		$2,121,937

SOFTWARE – 0.8%
First Data Corp., Company Guaranteed, 11.25%, 3/31/16	404,000	404,000

TELECOMMUNICATIONS – 1.9%
Level 3 Financing, Inc., Company Guaranteed, 10.00%, 2/01/18	500,000	543,750
Wind Acquisition Finance SA, Sr. Secured, 7.25%, 2/15/18•,Ω	400,000	414,000

TOTAL TELECOMMUNICATIONS		$957,750

TOTAL CORPORATE BONDS (COST $7,698,192)		$7,761,316

U.S. GOVERNMENT OBLIGATIONS – 1.9%

U.S. TREASURY NOTES – 1.9%
0.25%, 1/31/14Ö	750,000	750,605
0.25%, 3/31/14Ö	250,000	250,242

TOTAL U.S. TREASURY NOTES		$1,000,847

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,000,474)		$1,000,847

	Number of Shares
MONEY MARKET FUND – 37.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	19,355,259	$19,355,259

TOTAL MONEY MARKET FUND (COST $19,355,259)		$19,355,259

	Contracts
PURCHASED OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,740.00, Expiring 8/02/2013	6	$30
S&P 500 Index, Strike Price $1,757.00, Expiring 8/05/2013	6	4
S&P 500 Index, Strike Price $1,770.00, Expiring 8/07/2013	6	7

Description	Contracts	Value
S&P 500 Index, Strike Price $1,790.00, Expiring 8/09/2013	5	$25
S&P 500 Index, Strike Price $1,790.00, Expiring 8/23/2013	6	120
S&P 500 Index, Strike Price $1,795.00, Expiring 8/12/2013	6	12
S&P 500 Index, Strike Price $1,795.00, Expiring 8/14/2013	6	21
S&P 500 Index, Strike Price $1,795.00, Expiring 8/26/2013	6	75
S&P 500 Index, Strike Price $1,800.00, Expiring 8/17/2013	6	60
S&P 500 Index, Strike Price $1,800.00, Expiring 8/21/2013	6	39
S&P 500 Index, Strike Price $1,805.00, Expiring 8/19/2013	6	26
S&P 500 Index, Strike Price $1,805.00, Expiring 8/28/2013	6	120

TOTAL CALL OPTIONS		$539

PUT OPTIONS – 0.0%**
Russell 2000 Index, Strike Price $970.00, Expiring 8/17/2013	10	1,400
Russell 2000 Index, Strike Price $1,000.00, Expiring 8/17/2013	10	3,400
S&P 500 Index, Strike Price $1,460.00, Expiring 8/02/2013	6	30
S&P 500 Index, Strike Price $1,485.00, Expiring 8/05/2013	6	2
S&P 500 Index, Strike Price $1,495.00, Expiring 8/07/2013	6	19
S&P 500 Index, Strike Price $1,520.00, Expiring 8/09/2013	5	75
S&P 500 Index, Strike Price $1,520.00, Expiring 8/14/2013	6	249
S&P 500 Index, Strike Price $1,520.00, Expiring 8/23/2013	6	540
S&P 500 Index, Strike Price $1,530.00, Expiring 8/12/2013	6	224
S&P 500 Index, Strike Price $1,535.00, Expiring 8/26/2013	6	793
S&P 500 Index, Strike Price $1,540.00, Expiring 8/17/2013	6	450
S&P 500 Index, Strike Price $1,540.00, Expiring 8/21/2013	6	610
S&P 500 Index, Strike Price $1,540.00, Expiring 8/28/2013	6	720
S&P 500 Index, Strike Price $1,545.00, Expiring 8/19/2013	6	570

TOTAL PUT OPTIONS		$9,082

TOTAL PURCHASED OPTIONS (COST $21,215)		$9,621

TOTAL INVESTMENTS IN SECURITIES – 104.5% (COST $51,190,500)		$54,097,793

July 31, 2013 (unaudited)

84	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund† (continued)

	Number of Shares
SECURITIES SOLD SHORT – (16.6%)

COMMON STOCKS – (0.2%)

HOTELS, RESTAURANTS & LEISURE – 0.0%
Krispy Kreme Doughnuts, Inc.*	(575)	$(12,087)

MACHINERY – (0.1%)
Caterpillar, Inc.	(575)	(47,673)

MULTILINE RETAIL – (0.1%)
Bon-Ton Stores, Inc.	(805)	(15,182)

SPECIALTY RETAIL – 0.0%
Stein Mart, Inc.	(805)	(11,246)

TOTAL COMMON STOCKS		$(86,188)

INVESTMENT COMPANIES – (16.4%)

EQUITY FUNDS – (16.4%)
Consumer Discretionary Select Sector SPDR Fund	(6,320)	(374,966)
Consumer Staples Select Sector SPDR Fund	(2,150)	(88,988)
Health Care Select Sector SPDR Fund	(4,140)	(211,140)
Industrial Select Sector SPDR Fund	(3,390)	(153,092)
iShares China Large Cap ETF	(7,764)	(265,917)
iShares Core S&P 500 ETF	(6,155)	(1,043,395)
iShares Dow Jones US Real Estate Index Fund	(13,985)	(931,681)
iShares MSCI United Kingdom Index Fund	(17,420)	(327,148)
Materials Select Sector SPDR Fund	(27,884)	(1,128,744)
ProShares Ultra S&P 500	(4,601)	(389,797)
SPDR S&P 500 ETF Trust, Series T	(3,592)	(605,827)
Technology Select Sector SPDR Fund	(10,170)	(322,592)
Vanguard FTSE Europe ETF	(51,211)	(2,652,730)

TOTAL EQUITY FUNDS		$(8,496,017)

TOTAL INVESTMENT COMPANIES		$(8,496,017)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,985,180)		$(8,582,205)

	Contracts
WRITTEN OPTIONS – (0.1%)

CALL OPTIONS – (0.1%)
S&P 500 Index, Strike Price $1,660.00, Expiring 8/02/2013	(6)	$(17,982)
S&P 500 Index, Strike Price $1,677.00, Expiring 8/05/2013	(6)	(8,795)
S&P 500 Index, Strike Price $1,690.00, Expiring 8/07/2013	(6)	(5,021)
S&P 500 Index, Strike Price $1,710.00, Expiring 8/09/2013	(5)	(1,900)
S&P 500 Index, Strike Price $1,710.00, Expiring 8/23/2013	(6)	(4,500)

Description	Contracts	Value
S&P 500 Index, Strike Price $1,715.00, Expiring 8/12/2013	(6)	$(1,621)
S&P 500 Index, Strike Price $1,715.00, Expiring 8/14/2013	(6)	(2,000)
S&P 500 Index, Strike Price $1,715.00, Expiring 8/26/2013	(6)	(4,158)
S&P 500 Index, Strike Price $1,720.00, Expiring 8/17/2013	(6)	(1,680)
S&P 500 Index, Strike Price $1,720.00, Expiring 8/21/2013	(6)	(2,480)
S&P 500 Index, Strike Price $1,725.00, Expiring 8/19/2013	(6)	(1,639)
S&P 500 Index, Strike Price $1,725.00, Expiring 8/28/2013	(6)	(3,720)

TOTAL CALL OPTIONS		$(55,496)

PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,540.00, Expiring 8/02/2013	(6)	(30)
S&P 500 Index, Strike Price $1,565.00, Expiring 8/05/2013	(6)	(43)
S&P 500 Index, Strike Price $1,575.00, Expiring 8/07/2013	(6)	(190)
S&P 500 Index, Strike Price $1,600.00, Expiring 8/09/2013	(5)	(425)
S&P 500 Index, Strike Price $1,600.00, Expiring 8/14/2013	(6)	(1,018)
S&P 500 Index, Strike Price $1,600.00, Expiring 8/23/2013	(6)	(1,980)
S&P 500 Index, Strike Price $1,610.00, Expiring 8/12/2013	(6)	(1,033)
S&P 500 Index, Strike Price $1,615.00, Expiring 8/26/2013	(6)	(3,314)
S&P 500 Index, Strike Price $1,620.00, Expiring 8/17/2013	(6)	(1,980)
S&P 500 Index, Strike Price $1,620.00, Expiring 8/21/2013	(6)	(2,786)
S&P 500 Index, Strike Price $1,620.00, Expiring 8/28/2013	(6)	(2,850)
S&P 500 Index, Strike Price $1,625.00, Expiring 8/19/2013	(6)	(2,739)

TOTAL PUT OPTIONS		$(18,388)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $89,559)		$(73,884)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 87.8%
		$45,441,704
OTHER ASSETS LESS LIABILITIES – 12.2%		6,312,634

TOTAL NET ASSETS – 100.0%		$51,754,338

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	85

Wilmington Multi-Manager Alternatives Fund† (concluded)

Cost of investments for Federal income tax purposes is $51,492,417. The net unrealized appreciation/(depreciation) of investments was $2,605,376. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,153,250 and net unrealized depreciation from investments for those securities having an excess of cost over value of $547,874.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	19,858,364	—	—	19,858,364
Investment Companies	6,112,386	—	—	6,112,386
Corporate Bonds	—	7,761,316	—	7,761,316
U.S. Government Obligations	—	1,000,847	—	1,000,847
Money Market Fund	19,355,259	—	—	19,355,259
Purchased Options	6,130	3,491	—	9,621

Total Investments	$45,332,139	$8,765,654	$—	$54,097,793

Other Financial Instruments^
Forward Foreign Currency Contracts	—	15,785	—	15,785

Total Assets	$45,332,139	$8,781,439	$—	$54,113,578

Liabilities
Other Financial Instruments^
Securities Sold Short	(8,582,205)	—	—	(8,582,205)
Written Options	(30,477)	(43,407)	—	(73,884)
Forward Foreign Currency Contracts	—	(13,351)	—	(13,351)

Total Liabilities	$(8,612,682)	$(56,758)	$—	$(8,669,440)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

At July 31, 2013, the Wilmington Multi-Manager Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2013	Bank of New York	128,034 Euro	$169,645	$170,331	$686
8/30/2013	Bank of New York	1,235,000 Norwegian Krone	208,123	209,331	1,208
8/30/2013	Bank of New York	307,000 Norwegian Krone	51,999	52,036	37
CONTRACTS SOLD
8/1/2013	Bank of New York	1,199,283 Norwegian Krone	202,240	203,517	(1,277)
8/30/2013	Bank of New York	5,773,000 Norwegian Krone	975,498	978,514	(3,016)
8/30/2013	Bank of New York	2,413,000 Swedish Krona	372,376	369,934	2,442
8/30/2013	Bank of New York	1,838,000 Danish Krone	327,104	328,089	(985)
8/30/2013	Bank of New York	1,659,000 Euro	2,200,664	2,207,291	(6,627)
8/30/2013	Bank of New York	688,000 Pound Sterling	1,057,800	1,046,388	11,412
8/30/2013	Bank of New York	248,000 Euro	329,369	329,963	(594)
8/30/2013	Bank of New York	155,000 Euro	205,375	206,227	(852)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$2,434

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

86

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 37.6%
ASSET-BACKED SECURITIES – 0.1%

DIVERSIFIED FINANCIAL SERVICES – 0.1%

Venture CDO Ltd., 0.50%, 1/20/22Δ,•,Ω	$400,000	$387,543

TOTAL ASSET-BACKED SECURITIES (COST $364,191)		$387,543

CORPORATE BONDS – 0.9%

CONSUMER FINANCE – 0.2%
SLM Corp., Series CPI, Sr. Unsecured, 3.48%, 1/31/14Δ	734,000	735,853

FINANCIALS – 0.7%
Banco Santander Brasil SA, Sr. Unsecured, 2.37%, 3/18/14Δ,•,Ω	500,000	500,312
Dexia Credit Local SA, Government Liquid GTD, 1.08%, 9/18/13Δ	600,000	799,976
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	1,000,000	1,041,250
Ford Motor Credit Co., LLC, Sr. Unsecured, 8.00%, 6/01/14	200,000	210,984
Intesa Sanpaolo SpA, Sr. Unsecured, 3.13%, 1/15/16	100,000	99,202
MAGI Funding PLC, 1.31%, 4/11/21•,Ω	344,475	449,680

TOTAL FINANCIALS		$3,101,404

TOTAL CORPORATE BONDS (COST $3,821,613)		$3,837,257

CORPORATE NOTES – 0.7%

FINANCIALS – 0.7%
JPMorgan Chase & Co., Notes, 1.03%, 9/30/13Δ	1,500,000	1,501,246
Metropolitan Life Global Funding I, Secured, 1.02%, 1/10/14Δ,•,Ω	1,500,000	1,502,173

TOTAL FINANCIALS		$3,003,419

TOTAL CORPORATE NOTES (COST $3,000,422)		$3,003,419

EXCHANGE-TRADED FUNDS – 1.0%

DEBT FUND – 1.0%
iShares Barclays TIPS Bond Fund	38,800	4,379,356

TOTAL EXCHANGE-TRADED FUNDS (COST $4,535,711)		$4,379,356

Description	Par Value		Value
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 20.8%

DIVERSIFIED – 0.2%
Network Rail Infrastructure Finance PLC, 1.38%, 11/22/37	$393,139	GBP	$738,852

GOVERNMENT – 20.6%
Australia Government Bond, 4.00%, 8/20/20	350,000	AUD	579,906
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/17	7,419,000	BRL	7,886,748
6.00%, 8/15/24	1,640,000	BRL	1,799,760
6.00%, 5/15/35	300,000	BRL	331,829
6.00%, 5/15/45	1,508,000	BRL	1,673,788
6.00%, 8/15/50	600,000	BRL	677,226
Bundesrepublik Deutschland Bundesob-ligation Inflation Linked Bond,
0.75%, 4/15/18	2,586,449	EUR	3,639,816
0.75%, 4/15/18	2,200,000	EUR	3,281,894
Buoni Poliennali Del Tes, 2.10%, 9/15/21	1,600,000	EUR	2,184,022
Canadian Government Bond,
1.50%, 12/01/44	106,393	CAD	115,419
3.00%, 12/01/36	835,926	CAD	1,151,781
4.00%, 12/01/31	578,728	CAD	857,945
Denmark I/L Government Bond, 0.10%, 11/15/23	13,516,580	DKK	2,359,271
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/23	340,000	EUR	468,228
1.75%, 4/15/20	316,883	EUR	478,566
France Government Bond OAT,
0.25%, 7/25/18	3,950,000	EUR	5,589,627
1.00%, 7/25/17	451,776	EUR	638,459
1.10%, 7/25/22	1,276,725	EUR	1,800,574
1.30%, 7/25/19	106,288	EUR	153,637
1.80%, 7/25/40	228,462	EUR	356,566
1.85%, 7/25/27	80,000	EUR	129,379
2.10%, 7/25/23	229,929	EUR	354,266
2.25%, 7/25/20	243,420	EUR	373,132
3.15%, 7/25/32	369,951	EUR	680,877
3.40%, 7/25/29	249,638	EUR	464,999
Japanese Government CPI Linked Bond, 1.40%, 3/10/18	14,835,000	JPY	170,192
Mexican Udibonos, 3.50%, 12/14/17	33,054,326	MXN	2,819,859

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	87

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
4.00%, 11/15/40	$9,895,764	MXN	$842,952
4.50%, 12/18/14	12,369,705	MXN	1,026,522
4.50%, 11/22/35	6,135,374	MXN	551,416
New Zealand Index Linked, 2.02%, 9/20/25	4,800,000	NZD	3,747,062
Poland Government Bond, 3.00%, 8/24/16	2,337,314	PLN	759,799
Sweden Government Bond,
4.29%, 12/01/15	11,400,000	SEK	2,320,383
5.16%, 12/01/20	8,600,000	SEK	2,117,890
Turkey Government Bond, 9.00%, 5/21/14	1,767,717	TRY	963,321
U.K. Gilt Inflation Linked,
0.13%, 3/22/24	5,362,240	GBP	8,556,662
0.13%, 3/22/29	1,158,212	GBP	1,802,204
0.13%, 3/22/44	2,712,030	GBP	4,136,676
0.38%, 3/22/62	127,202	GBP	224,570
0.50%, 3/22/50	480,286	GBP	842,757
0.63%, 3/22/40	346,362	GBP	602,391
0.63%, 11/22/42	882,443	GBP	1,563,464
0.75%, 3/22/34	3,229,350	GBP	5,597,532
0.75%, 11/22/47	1,106,944	GBP	2,064,576
1.13%, 11/22/37	432,621	GBP	829,107
1.25%, 11/22/17	64,521	GBP	111,316
1.25%, 11/22/27	1,223,724	GBP	2,244,291
1.25%, 11/22/32	345,390	GBP	652,476
1.25%, 11/22/55	390,192	GBP	889,918
1.88%, 11/22/22	522,678	GBP	987,097
2.50%, 3/22/52	722,946	GBP	1,151,413
6.21%, 7/17/24	450,000	GBP	2,286,624
7.23%, 4/16/20	250,000	GBP	1,412,324

TOTAL GOVERNMENT			$89,302,509

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $92,034,054)			$90,041,361

FOREIGN GOVERNMENT SECURITIES – 1.0%

GOVERNMENT – 1.0%
Bundesrepublik Deutschland, 1.52%, 2/15/23	880,000		1,156,996
Mexican Bonos de Proteccion al Ahorro,
4.32%, 1/30/20	3,900,000		308,345
4.49%, 1/04/18	15,500,000		1,209,261
South Africa Government Bond, Series R207, Sr. Unsecured, 7.25%, 1/15/20	17,300,000		1,741,444

TOTAL GOVERNMENT			$4,416,046

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $4,741,459)			$4,416,046

MORTGAGE-BACKED SECURITIES – 0.1%

Description	Par Value	Value
WHOLE LOAN – 0.1%
WAMU Mortgage Pass-Through Certificates,
2.38%, 11/25/36Δ	$450,738	$386,812
2.55%, 3/25/37Δ	198,577	184,926

TOTAL WHOLE LOAN		$571,738

TOTAL MORTGAGE-BACKED SECURITIES (COST $476,501)		$571,738

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Federal Home Loan Mortgage Corporation, RB, 0.18%, 1/23/14	200,000	199,834

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $199,893)		$199,834

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 12.2%

U.S. TREASURY INFLATION INDEXED BONDS – 4.4%
U.S. Treasury Inflation Indexed Bond,
0.63%, 2/15/43	7,020,000	5,925,480
0.75%, 2/15/42	1,820,000	1,636,672
2.00%, 1/15/26	1,118,000	1,521,701
2.13%, 2/15/40	400,000	519,477
2.38%, 1/15/25ø	3,173,000	4,708,472
2.50%, 1/15/29	1,550,000	2,074,899
3.38%, 4/15/32	474,000	875,230
3.88%, 4/15/29	900,000	1,837,120

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$19,099,051

U.S. TREASURY INFLATION INDEXED NOTES – 7.8%
U.S. Treasury Inflation Indexed Note,
0.13%, 4/15/17	1,700,000	1,803,160
0.13%, 1/15/22	8,450,000	8,622,539
0.13%, 7/15/22	6,300,000	6,317,894
0.13%, 1/15/23	3,400,000	3,354,879
0.38%, 7/15/23	1,900,000	1,900,245
0.63%, 7/15/21	2,000,000	2,161,492
1.13%, 1/15/21	1,200,000	1,380,931
1.25%, 4/15/14	40,000	44,649
1.25%, 7/15/20	1,400,000	1,640,771
1.63%, 1/15/15	400,000	508,303
1.63%, 1/15/18#	1,750,000	2,147,083
1.88%, 7/15/15	900,000	1,148,516
2.00%, 1/15/16	8,000	10,124
2.13%, 1/15/19	2,310,000	2,855,992
2.38%, 1/15/17	50,000	64,432

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$33,961,010

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $55,721,402)		$53,060,061

July 31, 2013 (unaudited)

88	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
U.S. TREASURY – 0.7%

U.S. TREASURY BILLS – 0.1%
U.S. Treasury Bills,
0.04%, 1/16/14	$300,000	$299,923
0.11%, 7/24/14	200,000	199,792

TOTAL U.S. TREASURY BILLS		$499,715

U.S. TREASURY NOTES – 0.6%
U.S. Treasury Notes,
0.13%, 7/31/14	300,000	299,968
0.25%, 3/31/14	200,000	200,194
0.25%, 4/30/14	1,100,000	1,101,138
0.25%, 6/30/14	400,000	400,393
0.75%, 6/15/14	100,000	100,536
1.25%, 4/15/14	300,000	302,401

TOTAL U.S. TREASURY NOTES		$2,404,630

TOTAL U.S. TREASURY (COST $2,903,828)		$2,904,345

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $167,799,074)		$162,800,960

	Number of Shares
REAL ESTATE RELATED SECURITIES – 42.5%

COMMON STOCKS – 10.9%

DEPARTMENT STORES – 0.5%
Lifestyle International Holdings Ltd.	835,400	$1,988,432

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.9%
CapitaLand Ltd.	767,616	1,950,978
City Developments Ltd.	205,000	1,714,719
Daito Trust Construction Co. Ltd.	5,601	512,562
Daiwa House Industry Co. Ltd.	154,900	2,852,463
Hang Lung Properties Ltd.	510,999	1,657,076
Kerry Properties Ltd.	440,000	1,809,789
Mitsubishi Estate Co. Ltd.	192,210	4,890,156
Mitsui Fudosan Co. Ltd.	177,489	5,371,259
Sumitomo Realty & Development Co. Ltd.	53,200	2,230,476
Sun Hung Kai Properties Ltd.	124,267	1,658,367
Tokyo Tatemono Co. Ltd.	46,600	387,897
Wharf Holdings Ltd.	69,000	593,861

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$25,629,603

HOTELS, RESTAURANTS & LEISURE – 0.8%
Melia Hotels International SA	134,500	1,207,795
Shangri-La Asia Ltd.	632,416	994,826
Starwood Hotels & Resorts Worldwide, Inc.	18,700	1,237,005

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,439,626

Description	Number of Shares	Value
REAL ESTATE DEVELOPMENT – 1.1%
Cheung Kong Holdings Ltd.	53,634	$753,792
China Overseas Land & Investment Ltd.	638,500	1,840,022
China Resources Land Ltd.	268,000	736,036
Guangzhou R&F Properties Co. Ltd.	470,000	730,853
Keppel Land Ltd.	37,000	107,432
Sino Land Co. Ltd.	288,982	408,381
Wing Tai Holdings Ltd.	195,975	328,463

TOTAL REAL ESTATE DEVELOPMENT		$4,904,979

REAL ESTATE OPERATING COMPANIES – 2.6%
Aeon Mall Co. Ltd.	73,700	1,838,172
Castellum AB	104,618	1,492,674
Central Pattana PCL	832,000	1,143,003
Central Pattana PCL NVDR	116,000	159,361
Global Logistic Properties Ltd.	340,300	760,477
GSW Immobilien AG	3,502	141,724
Hongkong Land Holdings Ltd.	381,881	2,585,334
Hufvudstaden AB	14,624	185,656
Hulic Co., Ltd.	25,300	303,621
Hysan Development Co. Ltd.	430,617	1,829,495
LEG Immobilien AG	6,200	311,782
PSP Swiss Property AG	2,925	257,749
Sonae Sierra Brasil SA	4,200	42,914
Swire Properties Ltd.	126,000	370,416

TOTAL REAL ESTATE OPERATING COMPANIES		$11,422,378

TOTAL COMMON STOCKS (COST $37,691,645)		$47,385,018

EXCHANGE-TRADED FUNDS – 7.4%

EQUITY FUNDS – 7.4%
SPDR Dow Jones International Real Estate ETF	451,400	18,286,214
Vanguard REIT ETF	201,300	13,958,142

TOTAL EQUITY FUNDS		$32,244,356

TOTAL EXCHANGE-TRADED FUNDS (COST $29,957,693)		$32,244,356

REAL ESTATE INVESTMENT TRUSTS – 24.2%

DIVERSIFIED – 3.0%
British Land Co. PLC	41,845	380,351
Dexus Property Group	737,190	695,756
Duke Realty Corp.	43,500	716,445
Fonciere Des Regions	2,546	208,509
GPT Group	305,000	1,003,389
ICADE	25,261	2,279,499
Kenedix Realty Investment Corp.	47	187,213
Land Securities Group PLC	173,061	2,498,439
Lexington Realty Trust	20,600	258,324

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	89

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Liberty Property Trust	20,000	$764,200
Mapletree Greater China Commercial Trust*	392,000	289,948
Mirvac Group	453,422	668,397
Shaftesbury PLC	61,233	588,716
Stockland	429,560	1,382,277
US Urban Consumers NSA	249	309,756
Vornado Realty Trust	11,497	975,061

TOTAL DIVERSIFIED		$13,206,280

INDUSTRIALS – 1.4%
Ascendas Real Estate Investment Trust	88,000	159,263
Goodman Group	169,745	720,157
Nippon Prologis REIT, Inc.	13	112,859
Prologis, Inc.	126,621	4,857,182

TOTAL INDUSTRIALS		$5,849,461

OFFICE – 4.7%
Alexandria Real Estate Equities, Inc.	30,200	2,068,700
BioMed Realty Trust, Inc.	23,700	489,642
Boston Properties, Inc.	39,200	4,192,440
Brandywine Realty Trust	22,300	310,862
CapitaCommercial Trust	543,000	600,319
CommonWealth REIT	8,400	193,788
Derwent London PLC	63,158	2,316,482
Douglas Emmett, Inc.	53,300	1,333,033
Great Portland Estates PLC	243,414	2,058,845
Highwoods Properties, Inc.	9,900	359,172
Investa Office Fund	46,500	123,300
Japan Real Estate Investment Corp.	92	973,465
Kilroy Realty Corp.	44,300	2,318,662
Nippon Building Fund, Inc.	38	414,115
SL Green Realty Corp.	27,900	2,529,135

TOTAL OFFICE		$20,281,960

REAL ESTATE OPERATING COMPANIES – 0.0%
Safestore Holdings PLC	62,600	127,847

RESIDENTIAL – 3.2%
Advance Residence Investment Corp.	58	117,351
American Campus Communities, Inc.	43,800	1,682,358
AvalonBay Communities, Inc.	6,429	870,101
Boardwalk Real Estate Investment Trust	5,600	314,158
BRE Properties, Inc.	30,200	1,602,412
Campus Crest Communities, Inc.	9,100	103,285
Equity Residential	88,700	4,967,200
Essex Property Trust, Inc.	16,900	2,725,801
Post Properties, Inc.	13,400	623,368

Description	Number of Shares	Value
Societe Immobiliere de Location pour l’Industrie et le Commerce	2	$198
UDR, Inc.	41,619	1,042,140

TOTAL RESIDENTIAL		$14,048,372

RETAIL – 7.9%
Calloway Real Estate Investment Trust	4,200	103,334
CapitaMall Trust	292,542	467,294
CBL & Associates Properties, Inc.	4,800	109,296
CFS Retail Property Trust Group	305,000	562,007
DDR Corp.	117,910	2,013,903
Eurocommercial Properties NV	4,627	175,956
Federal Realty Investment Trust	17,600	1,853,808
Federation Centres Ltd.	217,700	457,891
Frasers Centrepoint Trust	76,000	114,821
General Growth Properties, Inc.	60,474	1,254,231
Hammerson PLC	237,925	1,916,502
Japan Retail Fund Investment Corp.	370	729,343
Kimco Realty Corp.	42,100	949,355
Klepierre	37,432	1,622,909
Link REIT	166,300	813,746
Macerich Co.	41,084	2,549,262
Mercialys SA	2,720	53,229
Ramco-Gershenson Properties Trust	7,800	120,822
RioCan Real Estate Investment Trust	105,797	2,507,156
Simon Property Group, Inc.	44,769	7,165,726
Tanger Factory Outlet Centers	5,310	172,203
Taubman Centers, Inc.	35,900	2,628,598
Unibail-Rodamco SE	14,334	3,473,470
Westfield Group	104,441	1,053,300
Westfield Retail Trust	470,863	1,273,941

TOTAL RETAIL		$34,142,103

SPECIALIZED – 4.0%
HCP, Inc.	18,700	820,369
Health Care REIT, Inc.	66,500	4,288,585
Healthcare Realty Trust, Inc.	7,900	203,109
Healthcare Trust of America, Inc.	12,000	131,400
Host Hotels & Resorts, Inc.	233,714	4,174,132
LaSalle Hotel Properties	31,100	837,834
Pebblebrook Hotel Trust	9,800	261,170
Plum Creek Timber Co., Inc.	24,000	1,170,720
Public Storage	6,300	1,003,086
Senior Housing Properties Trust	16,600	417,489
Strategic Hotels & Resorts, Inc.*	20,700	183,402
Sunstone Hotel Investors, Inc.*	19,700	254,918
Ventas, Inc.	46,784	3,075,581

July 31, 2013 (unaudited)

90	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Weyerhaeuser Co.	13,000	$369,200

TOTAL SPECIALIZED		$17,190,995

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $87,505,127)		$104,847,018

TOTAL REAL ESTATE RELATED SECURITIES (COST $155,154,465)		$184,476,392

COMMODITY RELATED SECURITIES – 12.4%

EXCHANGE-TRADED FUND – 4.2%

COMMODITY FUND – 4.2%
PowerShares DB Commodity Index Tracking Fund ETP*	699,500	$18,138,035

TOTAL EXCHANGE-TRADED FUND (COST $18,704,368)		$18,138,035

INVESTMENT COMPANIES – 7.4%

COMMODITY FUNDS – 7.4%
Credit Suisse Commodity Return Strategy Fund	1,724,196	12,483,180
PIMCO CommoditiesPLUS Strategy Fund	1,837,149	19,510,522

TOTAL COMMODITY FUNDS		$31,993,702

TOTAL INVESTMENT COMPANIES (COST $32,576,944)		$31,993,702

	Par Value
STRUCTURED NOTE – 0.8%

FINANCIALS – 0.8%
Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index, 0.04%, 07/22/2014‡	$4,000,000	3,576,400

TOTAL STRUCTURED NOTE (COST $4,000,000)		$3,576,400

TOTAL COMMODITY RELATED SECURITY (COST $55,281,312)		$53,708,137

	Contracts
PURCHASED OPTION – 0.0%**

PUT OPTIONS – 0.0%**
U.S. 30Y Futures, Strike Price 3.88%, Expiring 4/14/2014	600,000	26,042

TOTAL PURCHASED OPTION (COST $30,510)		$26,042

	Number of Shares
SHORT-TERM INVESTMENTS – 3.6%

MONEY MARKET FUNDS – 3.6%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	9,475,250	9,475,250

Description	Number of Shares	Value
Wilmington Prime Money Market Fund, Institutional Shares, 0.01%,^,§	6,233,283	$6,233,283

TOTAL MONEY MARKET FUNDS (COST $15,708,533)		$15,708,533

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%
Citigroup Global Markets, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.85% to 7.50%, maturing 12/15/17 to 07/15/53; total market value of $1,020,000.	$1,000,000	$1,000,000
Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $1,020,000.	1,000,000	1,000,000
RBC Capital Markets LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $185,340, collateralized by U.S. Treasury Securities 0.00% to 9.88%, maturing 08/15/13 to 02/15/43; total market value of $189,047.	185,340	185,340

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,185,340)		$2,185,340

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 96.6% (COST $396,159,234)		$418,905,404

	Contracts
WRITTEN OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**
INF FLOOR USD, Strike Price 216.69%, Expiring 4/07/2020	(2,600,000)	(4,016)
U.S. 10Y Futures, Strike Price 1.33%, Expiring 8/23/2013	(5)	(78)
U.S. 10Y Futures, Strike Price 1.90%, Expiring 9/03/2013	(300,000)	(1)
U.S. 10Y Futures, Strike Price 2.50%, Expiring 1/27/2014	(3,100,000)	(22,128)
U.S. 5Y Futures, Strike Price 0.75%, Expiring 9/03/2013	(200,000)	—
U.S. 5Y Futures, Strike Price 0.75%, Expiring 9/03/2013	(200,000)	—
U.S. 5Y Futures, Strike Price 0.75%, Expiring 9/13/2013	(1,300,000)	—

TOTAL CALL OPTIONS		$(26,223)

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	91

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts	Value
PUT OPTIONS – 0.0%**
U.S. 10Y Futures, Strike Price 1.29%, Expiring 8/23/2013	(5)	$(13,125)
U.S. 10Y Futures, Strike Price 2.40%, Expiring 9/03/2013	(300,000)	(11,195)
U.S. 10Y Futures, Strike Price 2.90%, Expiring 9/30/2013	(100,000)	(1,171)
U.S. 10Y Futures, Strike Price 2.90%, Expiring 9/30/2013	(700,000)	(8,200)
U.S. 10Y Futures, Strike Price 2.90%, Expiring 9/30/2013	(2,200,000)	(25,771)
U.S. 10Y Futures, Strike Price 3.50%, Expiring 1/27/2014	(3,100,000)	(30,879)
U.S. 5Y Futures, Strike Price 1.25%, Expiring 9/03/2013	(200,000)	(3,637)
U.S. 5Y Futures, Strike Price 1.25%, Expiring 9/03/2013	(200,000)	(3,637)
U.S. 5Y Futures, Strike Price 1.25%, Expiring 9/03/2013	(1,300,000)	(23,641)
U.S. 5Y Futures, Strike Price 1.40%, Expiring 9/03/2013	(300,000)	(3,546)
U.S. 5Y Futures, Strike Price 1.45%, Expiring 9/03/2013	(2,100,000)	(20,995)

Description	Contracts	Value
U.S. 5Y Futures, Strike Price 1.50%, Expiring 10/28/2013	(2,000,000)	$(27,614)
U.S. 5Y Futures, Strike Price 1.90%, Expiring 10/18/2013	(1,100,000)	(5,060)
U.S. 5Y Futures, Strike Price 1.90%, Expiring 10/18/2013	(2,900,000)	(13,342)
U.S. 5Y Futures, Strike Price 2.85%, Expiring 4/14/2014	(2,700,000)	(13,124)
U.S. Dollar vs. Japanese Yen, Strike Price 0.88%, Expiring	(700,000)	(574)
U.S. Dollar vs. Japanese Yen, Strike Price 0.88%, Expiring	(600,000)	(536)

TOTAL PUT OPTIONS		$(206,047)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $218,558)		$(232,270)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 96.6%		$418,673,134
COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,185,340)
OTHER ASSETS LESS LIABILITIES – 3.9%		17,136,064

TOTAL NET ASSETS – 100.0%		$433,623,858

Cost of investments for Federal income tax purposes is $413,435,869. The net unrealized appreciation/(depreciation) of investments was $5,469,535. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $32,435,481 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,965,946.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2013 (unaudited)

92	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$387,543	$—	$387,543
Corporate Bonds	—	3,837,257	—	3,837,257
Corporate Notes	—	3,003,419	—	3,003,419
Exchange-Traded Funds	4,379,356	—	—	4,379,356
Foreign Government Inflation-Linked Securities	—	90,041,361	—	90,041,361
Foreign Government Securities	—	4,416,046	—	4,416,046
Mortgage-Backed Securities	—	571,738	—	571,738
U.S. Government Agency Obligations	—	199,834	—	199,834
U.S. Government Inflation-Linked Securities	—	53,060,061	—	53,060,061
U.S. Treasury	—	2,904,345	—	2,904,345
Real Estate Related Securities
Common Stocks	44,532,555	2,852,463	—	47,385,018
Exchange-Traded Funds	32,244,356	—	—	32,244,356
Real Estate Investment Trusts	104,847,018	—	—	104,847,018
Commodity Related Securities
Exchange-Traded Fund	18,138,035	—	—	18,138,035
Investment Companies	31,993,702	—	—	31,993,702
Structured Note	—	3,576,400	—	3,576,400
Purchased Option	—	26,042	—	26,042
Short-Term Investments
Money Market Funds	15,708,533	—	—	15,708,533
Repurchase Agreements	—	2,185,340	—	2,185,340

Total Investments	251,843,555	167,061,849	—	418,905,404

Other Financial Instruments^
Forward Foreign Currency Contracts	—	2,903,941	—	2,903,941
Financial Futures Contracts	—	39,701	—	39,701

Total Assets	$251,843,555	$170,005,491	$—	$421,849,046

Liabilities
Other Financial Instruments^
Written Options	—	(232,270)	—	(232,270)
Forward Foreign Currency Contracts	—	(1,204,220)	—	(1,204,220)
Financial Futures Contracts	—	(9,399)	—	(9,399)
Interest Rate Swaps	—	(896,420)	—	(896,420)

Total Liabilities	$—	$(2,342,309)	$—	$(2,342,309)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	93

Wilmington Multi-Manager Real Asset Fund (continued)

At July 31, 2013, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2013	Barclays Bank International	8,000 Australian Dollar	$7,512	$7,191	$(321)
8/2/2013	Credit Suisse	16,585,506 Brazilian Real	7,404,244	7,270,040	(134,204)
8/2/2013	Deutsche Bank	15,708,000 Pound Sterling	24,088,218	23,895,946	(192,272)
8/2/2013	Credit Suisse	9,994,728 Brazilian Real	4,385,576	4,381,058	(4,518)
8/2/2013	Goldman Sachs & Co.	8,811,000 Euro	11,618,185	11,721,743	103,558
8/2/2013	HSBC Securities, Inc.	2,014,740 Brazilian Real	945,000	883,135	(61,865)
8/2/2013	Deutsche Bank	1,422,638 Brazilian Real	662,000	623,595	(38,405)
8/2/2013	Citigroup Global Markets	920,000 Pound Sterling	1,394,720	1,399,559	4,839
8/2/2013	HSBC Securities, Inc.	733,399 Brazilian Real	321,935	321,476	(459)
8/2/2013	HSBC Securities, Inc.	606,000 Pound Sterling	934,114	921,883	(12,231)
8/2/2013	Morgan Stanley & Co., Inc.	447,136 Brazilian Real	201,322	195,996	(5,326)
8/2/2013	Deutsche Bank	318,000 Euro	417,776	423,052	5,276
8/2/2013	HSBC Securities, Inc.	226,380 Brazilian Real	110,000	99,231	(10,769)
8/2/2013	Barclays Bank International	25,502 Brazilian Real	11,331	11,178	(153)
8/6/2013	Bank of Tokyo	35,664 Australian Dollar	31,992	32,042	50
8/13/2013	Deutsche Bank	2,644,636 Polish Zloty	827,224	826,725	(499)
8/15/2013	Morgan Stanley & Co., Inc.	8,060,000 Danish Krone	1,426,538	1,438,466	11,928
8/15/2013	Citigroup Global Markets	2,630,000 Swedish Krona	403,668	403,345	(323)
8/23/2013	Barclays Bank International	148,000 New Zealand Dollar	115,841	118,008	2,167
9/3/2013	Barclays Bank International	256,000 Australian Dollar	235,048	229,546	(5,502)
9/12/2013	UBS Warburg LLC	176,517 Euro	226,353	234,866	8,513
CONTRACTS SOLD
8/1/2013	Citigroup Global Markets	31,000 Australian Dollar	28,274	27,864	410
8/1/2013	Citigroup Global Markets	23,000 Australian Dollar	20,832	20,674	158
8/1/2013	HSBC Securities, Inc.	13,000 Australian Dollar	12,001	11,685	316
8/2/2013	Credit Suisse	30,637,029 Brazilian Real	15,057,271	13,429,342	1,627,929
8/2/2013	Goldman Sachs & Co.	17,234,000 Pound Sterling	26,607,314	26,217,388	389,926
8/2/2013	Royal Bank of Scotland	9,129,000 Euro	11,948,136	12,144,796	(196,660)
8/2/2013	HSBC Securities, Inc.	205,160 Brazilian Real	92,000	89,929	2,071
8/2/2013	Goldman Sachs & Co.	89,940 Brazilian Real	40,000	39,424	576
8/2/2013	Barclays Bank International	80,946 Brazilian Real	36,000	35,482	518
8/2/2013	Deutsche Bank	70,510 Brazilian Real	31,000	30,907	93
8/2/2013	Morgan Stanley & Co., Inc.	52,072 Brazilian Real	23,000	22,825	175
8/2/2013	Citigroup Global Markets	48,983 Brazilian Real	22,000	21,471	529
8/2/2013	Morgan Stanley & Co., Inc.	46,967 Brazilian Real	21,000	20,587	413
8/2/2013	Barclays Bank International	44,788 Brazilian Real	19,700	19,632	68
8/2/2013	Morgan Stanley & Co., Inc.	44,360 Brazilian Real	20,000	19,445	555
8/2/2013	Goldman Sachs & Co.	38,692 Brazilian Real	17,000	16,960	40
8/2/2013	Barclays Bank International	29,361 Brazilian Real	13,000	12,870	130
8/2/2013	Credit Suisse	25,502 Brazilian Real	11,400	11,178	222
8/2/2013	Barclays Bank International	22,355 Brazilian Real	10,000	9,799	201
8/2/2013	Barclays Bank International	13,365 Brazilian Real	6,000	5,858	142
8/13/2013	Goldman Sachs & Co.	2,644,636 Polish Zloty	834,349	826,725	7,624
8/15/2013	HSBC Securities, Inc.	29,044,000 Swedish Krona	4,465,807	4,454,284	11,523
8/15/2013	Barclays Bank International	22,310,000 Danish Krone	3,951,652	3,981,661	(30,009)
8/23/2013	Deutsche Bank	5,013,000 New Zealand Dollar	3,977,364	3,997,121	(19,757)

July 31, 2013 (unaudited)

94	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
9/3/2013	Deutsche Bank	15,708,000 Pound Sterling	$24,082,783	$23,889,913	$192,870
9/3/2013	Goldman Sachs & Co.	8,811,000 Euro	11,619,515	11,723,157	(103,642)
9/3/2013	Citigroup Global Markets	1,628,000 Euro	2,153,463	2,166,076	(12,613)
9/3/2013	HSBC Securities, Inc.	59,000 Australian Dollar	53,304	52,903	401
9/4/2013	Credit Suisse	16,585,506 Brazilian Real	7,356,623	7,213,009	143,614
9/4/2013	Morgan Stanley & Co., Inc.	447,136 Brazilian Real	200,039	194,459	5,580
9/4/2013	Deutsche Bank	68,184 Brazilian Real	30,300	29,653	647
9/4/2013	Credit Suisse	63,260 Brazilian Real	28,000	27,512	488
9/4/2013	Barclays Bank International	25,502 Brazilian Real	11,261	11,091	170
9/12/2013	Barclays Bank International	756,102,229 Chilean Peso	1,518,735	1,461,831	56,904
9/12/2013	Societe General Securities	16,726,788 Japanese Yen	167,692	170,877	(3,185)
9/12/2013	Societe General Securities	8,219,620 Pound Sterling	12,397,957	12,500,335	(102,378)
9/12/2013	UBS Warburg LLC	7,268,553 Euro	9,453,902	9,671,219	(217,317)
9/12/2013	UBS Warburg LLC	3,749,442 Swedish Krona	559,525	574,666	(15,141)
9/12/2013	Societe General Securities	887,248 Canadian Dollar	841,273	862,903	(21,630)
9/12/2013	UBS Warburg LLC	675,381 Australian Dollar	613,098	605,239	7,859
9/18/2013	Chase Manhattan Corp.	71,093,732 Mexican Peso	5,757,976	5,539,577	218,399
9/18/2013	Credit Suisse	11,960,000 Mexican Peso	930,277	931,916	(1,639)
9/18/2013	Royal Bank of Scotland	7,044,864 Mexican Peso	549,447	548,931	516
9/23/2013	Barclays Bank International	1,519,000 Canadian Dollar	1,490,150	1,476,951	13,199
10/9/2013	HSBC Securities, Inc.	18,690,706 South African Rand	1,862,626	1,875,265	(12,639)
10/9/2013	Credit Suisse	2,098,798 Turkish Lira	1,136,698	1,069,693	67,005
10/9/2013	Citigroup Global Markets	255,955 Turkish Lira	130,000	130,453	(453)
10/9/2013	Bank of New York	37,960 Turkish Lira	20,000	19,347	653
10/17/2013	JPMorgan Chase Bank	11,598,000 South Korean Won	10,000	10,281	(281)
10/17/2013	Barclays Bank International	1,161,200 South Korean Won	1,000	1,029	(29)
11/4/2013	Credit Suisse	9,994,728 Brazilian Real	4,304,732	4,289,665	15,067
11/13/2013	Deutsche Bank	2,644,636 Polish Zloty	822,644	822,025	619
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,699,721

At July 31, 2013, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2013	Royal Bank of Scotland	7,044,864 Mexican Peso	$551,802	$551,554	$(248)
8/1/2013	HSBC Securities, Inc.	59,000 Australian Dollar	53,424	53,032	(392)
8/2/2013	Credit Suisse	4,082,297 Brazilian Real	1,782,429	1,789,422	6,993
8/2/2013	Barclays Bank International	142,958 Brazilian Real	62,419	62,664	245
8/2/2013	Goldman Sachs & Co.	128,632 Brazilian Real	56,164	56,384	220
8/2/2013	Citigroup Global Markets	48,983 Brazilian Real	21,387	21,471	84
8/2/2013	Banc of America Securities	22,355 Brazilian Real	9,761	9,799	38
CONTRACTS SOLD
8/2/2013	HSBC Securities, Inc.	2,769,359 Brazilian Real	1,209,169	1,213,913	(4,744)
8/2/2013	Deutsche Bank	1,352,129 Brazilian Real	590,372	592,688	(2,316)

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	95

Wilmington Multi-Manager Real Asset Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
8/2/2013	Morgan Stanley & Co., Inc.	303,738 Brazilian Real	$132,619	$133,139	$(520)
9/12/2013	Societe General Securities	78,699 Pound Sterling	117,267	119,721	(2,454)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(3,094)

At July 31, 2013, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized Appreciation (Depreciation)
Long POSITIONS:
90 DAY EURO DOLLAR	March 2017	23	$5,602,953	$5,594,463	$(8,490)
Short POSITIONS:
EURO-BOBL FUTURE	September 2013	22	3,689,185	3,682,471	6,714
LONG 10YR GILT FUT	September 2013	6	1,061,480	1,028,493	32,987
U.S. ULTRA TREASURY BOND	September 2013	2	287,591	288,500	(909)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$30,302

At July 31, 2013, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA#	12/11/23	$4,500,000	4.50%	6-Month AUD-BBR-BBSW Index	$(103,351)	$(32,665)	$(70,686)
Deutsche Bank AG#	12/11/23	2,900,000	4.50	6-Month AUD-BBR-BBSW Index	(66,604)	(1,328)	(65,276)
Morgan Stanley Capital Services, LLC#	01/02/17	10,900,000	8.22	Brazilian Interbank Deposit	(356,889)	(486)	(356,403)
Deutsche Bank AG#	01/02/17	7,600,000	9.13	Brazilian Interbank Deposit	(152,566)	(2,293)	(150,273)
Goldman Sachs Group, Inc.#	01/02/17	4,100,000	8.72	Brazilian Interbank Deposit	(104,726)	5,799	(110,525)
HSBC Bank USA, NA#	01/02/17	500,000	8.32	Brazilian Interbank Deposit	(15,555)	403	(15,958)
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42	US Urban Consumers NSA	(7,891)	—	(7,891)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25	US Urban Consumers NSA	(42,052)	199	(42,251)
Citibank NA*	07/17/17	200,000	2.25	US Urban Consumers NSA	(3,504)	41	(3,545)
Goldman Sachs Group, Inc.*	07/15/22	1,600,000	2.50	US Urban Consumers NSA	(23,026)	28,681	(51,707)
Citibank NA*	07/15/22	500,000	2.50	US Urban Consumers NSA	(7,196)	3,492	(10,688)
Deutsche Bank AG*	07/15/22	400,000	2.50	US Urban Consumers NSA	(5,756)	5,461	(11,217)
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(889,116)	$7,304	$(896,420)

#	Portfolio pays the floating rate and receives the fixed rate.
*	Portfolio pays the fixed rate and receives the floating rate.

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

96

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 99.9%

ASSET ALLOCATION FUND – 5.5%
Wilmington Multi-Manager Real Asset Fund, Class I§	176,837	$2,541,150

DEBT FUNDS – 72.0%
Dreyfus International Bond Fund, Class I	60,753	1,004,860
Federated Ultrashort Bond Fund, Institutional Shares¤	317,005	2,903,766
MFS Emerging Markets Debt Fund, Class I	151,547	2,241,384
PIMCO Unconstrained Bond Fund, Institutional Shares	180,103	2,029,760
RidgeWorth Seix Floating Rate High Income Fund, Class I	237,262	2,144,851
Wilmington Intermediate-Term Bond Fund, Class I§	2,228,171	23,039,283

TOTAL DEBT FUNDS		$33,363,904

EQUITY FUNDS – 20.9%
Gateway Fund, Class Y	51,357	1,449,817
TIAA-CREF Mid-Cap Value Fund, Retail Shares	29,625	650,576
Wilmington Large-Cap Strategy Fund, Class I§	233,388	3,608,179

Description	Number of Shares	Value
Wilmington Mid-Cap Growth Fund, Class I§	34,388	$610,729
Wilmington Multi-Manager International Fund, Class I§	417,833	2,983,326
Wilmington Small-Cap Strategy Fund, Class I§	27,029	365,432

TOTAL EQUITY FUNDS		$9,668,059

MONEY MARKET FUNDS – 1.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	8,280	8,280
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	668,118	668,118

TOTAL MONEY MARKET FUNDS		$676,398

TOTAL INVESTMENT COMPANIES (COST $43,340,276)		$46,249,511

TOTAL INVESTMENTS – 99.9% (COST $43,340,276)		$46,249,511

OTHER ASSETS LESS LIABILITIES – 0.1%		56,145

TOTAL NET ASSETS – 100.0%		$46,305,656

Cost of investments for Federal income tax purposes is $44,132,066. The net unrealized appreciation/(depreciation) of investments was $2,117,445. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,223,403 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,105,958.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$46,249,511	$—	$—	$46,249,511

Total	$46,249,511	$—	$—	$46,249,511

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

97

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPAN100IES – 81.2%

ASSET ALLOCATION FUND – 5.2%
Wilmington Multi-Manager Real Asset Fund, Class I§	222,754	$3,200,969

DEBT FUNDS – 20.4%
Dreyfus International Bond Fund, Class I	74,820	1,237,521
Federated Ultrashort Bond Fund¤	280,788	2,572,022
MFS Emerging Markets Debt Fund, Class I	210,039	3,106,476
PIMCO Unconstrained Bond Fund, Institutional Shares	213,655	2,407,890
RidgeWorth Seix Floating Rate High Income Fund, Class I	371,342	3,356,931

TOTAL DEBT FUNDS		$12,680,840

EQUITY FUNDS – 54.9%
Gateway Fund, Class Y	88,279	2,492,128
Harbor International Fund, Institutional Shares	49,305	3,237,829
Lazard Emerging Markets Equity Portfolio, Institutional Shares	105,247	1,916,547
LSV Value Equity Fund	251,134	4,934,774
Morgan Stanley Focus Growth Fund, Class I	102,077	4,865,992
TIAA-CREF Mid-Cap Value Fund, Retail Shares	108,203	2,376,129
Wilmington Large-Cap Growth Fund, Class I§	177,218	1,641,034
Wilmington Large-Cap Value Fund, Class I§	105,418	1,291,367
Wilmington Mid-Cap Growth Fund, Class I§	188,417	3,346,291
Wilmington Multi-Manager International Fund, Class I§	942,860	6,732,019
Wilmington Small-Cap Growth Fund, Class I§	56,897	1,199,963

TOTAL EQUITY FUNDS		$34,034,073

MONEY MARKET FUND – 0.7%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	457,399	457,399

TOTAL INVESTMENT COMPANIES (COST $42,378,277)		$50,373,281

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$1,794	$2,034

Description	Par Value	Value
Series 2012-114, Class VM, 3.50%, 10/25/25	$189,665	$200,583

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$202,617

WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ	62,039	58,304
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.85%, 11/25/35Δ	44,133	39,632

TOTAL WHOLE LOAN		$97,936

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $319,384)		$300,553

CORPORATE BONDS – 9.0%

AEROSPACE & DEFENSE – 0.3%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	85,000	90,572
Northrop Grumman Corp., Sr. Unsecured, 1.75%, 6/01/18	70,000	68,755

TOTAL AEROSPACE & DEFENSE		$159,327

AGRICULTURE – 0.2%
Archer-Daniels-Midland Co, Sr. Unsecured, 4.02%, 4/16/43	150,000	132,607

BEVERAGES – 0.3%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	146,257
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 3.75%, 7/15/42	20,000	17,769
Diageo Capital PLC, Company Guaranteed, 3.88%, 4/29/43	15,000	13,475
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	9,527

TOTAL BEVERAGES		$187,028

CAPITAL MARKETS – 0.3%
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	38,399
Charles Schwab Corp., Sr. Unsecured, 2.20%, 7/25/18	15,000	14,986
Goldman Sachs Group, Inc., Sr. Unsecured, 3.30%, 5/03/15	100,000	103,365
Morgan Stanley, Sr. Unsecured, FRN, 1.52%, 2/25/16Δ	35,000	35,240

TOTAL CAPITAL MARKETS		$191,990

CHEMICALS – 0.1%
Dow Chemical Co., Sr. Unsecured, 3.00%, 11/15/22	70,000	65,932

July 31, 2013 (unaudited)

98	PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
COMMERCIAL BANKS – 0.4%
PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	$75,000	$80,421
SunTrust Capital III, Limited Guarantee, FRN, 0.92%, 3/15/28Δ	152,000	124,578
Wells Fargo & Co., Series M, Subordinated, 3.45%, 2/13/23	35,000	33,483

TOTAL COMMERCIAL BANKS		$238,482

COMMERCIAL FINANCE – 0.2%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	130,000	132,261

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	42,000	40,958

COMPUTERS – 0.2%
Apple, Inc., Sr. Unsecured, 3.85%, 5/04/43	35,000	30,445
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	82,568

TOTAL COMPUTERS		$113,013

CONSUMER FINANCE – 0.6%
American Express Co., Sr. Unsecured, FRN, 0.86%, 5/22/18Δ	30,000	30,021
American Express Credit Corp., Sr. Unsecured, MTN, 5.13%, 8/25/14	100,000	104,747
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	105,247
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	130,000	132,200

TOTAL CONSUMER FINANCE		$372,215

DIVERSIFIED FINANCIAL SERVICES – 1.0%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	50,000	48,874
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	227,031
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	114,517
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	104,557
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	100,787
JPMorgan Chase & Co., Subordinated Notes, 3.38%, 5/01/23	20,000	18,613

TOTAL DIVERSIFIED FINANCIAL SERVICES		$614,379

ELECTRIC – 0.3%
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	94,634
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	70,000	71,919

TOTAL ELECTRIC		$166,553

Description	Par Value	Value
ELECTRONICS – 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	$150,000	$154,092

ENVIORNMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	60,000	62,253

FOOD – 0.2%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	106,044

FOREST PRODUCTS & PAPER – 0.2%
International Paper Co., Sr. Unsecured, 5.30%, 4/01/15	100,000	106,877

HEALTH CARE PROVIDERS & SERVICES – 0.0%**
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	23,517

HOME FURNISHINGS – 0.1%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	68,317
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	9,707

TOTAL HOME FURNISHINGS		$78,024

HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	60,000	61,466

INSURANCE – 0.4%
American International Group, Inc., Sr. Unsecured, 3.80%, 3/22/17	100,000	106,398
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.40%, 5/15/42	90,000	85,450
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	20,000	18,593
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	62,810

TOTAL INSURANCE		$273,251

INTERNET – 0.1%
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	90,000	91,520

IRON/STEEL – 0.1%
Cliffs Natural Resources, Inc., Sr. Unsecured, 3.95%, 1/15/18#	45,000	43,589

MEDIA – 0.5%
Comcast Corp., Company Guaranteed, 4.65%, 7/15/42	60,000	57,890
COX Communications, Inc., Sr. Unsecured, 4.50%, 6/30/43•,Ω	100,000	84,512
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	127,000	133,293
Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	62,063

TOTAL MEDIA		$337,758

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	99

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	$60,000	$78,378

MISCELLANEOUS MANUFACTURING – 0.0%**
General Electric Co., Sr. Unsecured, 4.13%, 10/09/42	35,000	32,646

OIL & GAS – 0.3%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	45,789
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	45,000	42,269
Murphy Oil Corp., Sr. Unsecured, 5.13%, 12/01/42	70,000	63,299
Petrobras Global Finance BV, Company Guaranteed, 2.00%, 5/20/16	30,000	29,758

TOTAL OIL & GAS		$181,115

PHARMACEUTICALS – 0.1%
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42•,Ω	20,000	19,057
Zoetis, Inc., Sr. Unsecured, 4.70%, 2/01/43•,Ω	15,000	14,426

TOTAL PHARMACEUTICALS		$33,483

PIPELINES – 0.1%
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	33,142

REAL ESTATE INVESTMENT TRUSTS – 1.6%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	112,975
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	116,567
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	109,878
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	109,564
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	110,546
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	109,567
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	37,341
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	90,000	89,336
ProLogis LP, Company Guaranteed, 6.13%, 12/01/16	60,000	67,837
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	105,000	100,187

TOTAL REAL ESTATE INVESTMENT TRUSTS		$963,798

RETAIL – 0.5%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	49,000	56,647

Description	Par Value	Value
Home Depot, Inc., Sr. Unsecured, 5.40%, 3/01/16	$105,000	$117,135
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	113,469

TOTAL RETAIL		$287,251

SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	33,030

SOFTWARE – 0.1%
Oracle Corp., Sr. Unsecured, 1.20%, 10/15/17	75,000	73,517

TRANSPORTATION – 0.1%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	24,911
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	54,976

TOTAL TRANSPORTATION		$79,887

TOTAL CORPORATE BONDS (COST $5,519,252)		$5,549,383

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	68,109	78,368
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	55,046	62,271

TOTAL AIRLINES		$140,639

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $122,831)		$140,639

MORTGAGE-BACKED SECURITIES – 4.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%
Pool A15865, 5.50%, 11/01/33	87,386	95,288
Pool A19412, 5.00%, 3/01/34	204,540	220,917
Pool C00478, 8.50%, 9/01/26	2,966	3,415
Pool C03517, 4.50%, 9/01/40	68,768	72,597
Pool C04305, 3.00%, 11/01/42	246,049	238,269
Pool C09020, 3.50%, 11/01/42	258,178	260,013
Pool G05774, 5.00%, 1/01/40	483,735	518,081

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,408,580

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.3%
Pool 533246, 7.50%, 4/01/30	31,917	34,190
Pool 889982, 5.50%, 11/01/38	203,943	222,289
Pool 932752, 5.00%, 4/01/40	79,993	86,156
Pool AA7692, 4.50%, 6/01/39	134,700	142,854
Pool AB3417, 4.00%, 8/01/41	385,592	401,556

July 31, 2013 (unaudited)

100	PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Pool AB4089, 3.00%, 12/01/26	$207,624	$214,030
Pool AJ4050, 4.00%, 10/01/41	190,965	198,871

Pool MA0563, 4.00%, 11/01/30	135,966	143,034
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,442,980

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677, 7.50%, 10/15/23	24,172	27,655
Pool 354765, 7.00%, 2/15/24	33,905	38,603
Pool 354827, 7.00%, 5/15/24	33,642	38,303

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$104,561

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,937,898)		$2,956,121

U.S. TREASURY – 3.8%

U.S. TREASURY BONDS – 0.7%
2.75%, 8/15/42	35,000	29,418
2.88%, 5/15/43	105,000	90,436
4.38%, 5/15/40	290,000	332,073
4.75%, 2/15/37	21,000	25,346

TOTAL U.S. TREASURY BONDS		$477,273

U.S. TREASURY INFLATION INDEXED NOTES – 0.9%
1.13%, 1/15/21	480,000	552,373

U.S. TREASURY NOTES – 2.2%
0.63%, 9/30/17	40,000	39,223
0.88%, 1/31/17	150,000	150,254
1.50%, 3/31/19	200,000	198,902
1.63%, 11/15/22	96,000	88,969
2.00%, 11/15/21	100,000	97,706
2.13%, 5/31/15	65,000	67,169
3.50%, 5/15/20	200,000	220,627
4.00%, 2/15/14	40,000	40,839
4.50%, 2/15/16	200,000	220,333

Description	Par Value	Value
4.50%, 5/15/17	$200,000	$226,467

TOTAL U.S. TREASURY NOTES		$1,350,489

TOTAL U.S. TREASURY (COST $2,253,381)		$2,380,135

	Number of Shares
MONEY MARKET FUND – 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	322,035	$322,035

TOTAL MONEY MARKET FUND (COST $322,035)		$322,035

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $53,853,058)		$62,022,147

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.1%

REPURCHASE AGREEMENTS – 0.1%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 07/31/13, due 08/01/13, repurchase price $44,550, collateralized by U.S. Treasury Securities 0.00% to 2.63%, maturing 12/05/13 to 01/31/18; total market value of $45,441.	$44,550	$44,550

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $44,550)		$44,550

TOTAL INVESTMENTS – 100.1% (COST $53,897,608)		$62,066,697
COLLATERAL FOR SECURITIES ON LOAN – (0.1%)		(44,550)
OTHER ASSETS LESS LIABILITIES –0.0%**		11,353

TOTAL NET ASSETS – 100.0%		$62,033,500

Cost of investments for Federal income tax purposes is $54,704,384. The net unrealized appreciation/(depreciation) of investments was $7,362,313. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,562,443 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,200,130.

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	101

Wilmington Strategic Allocation Moderate Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$50,373,281	$—	$—	$50,373,281
Collateralized Mortgage Obligations	—	300,553	—	300,553
Corporate Bonds	—	5,549,383	—	5,549,383
Enhanced Equipment Trust Certificates	—	140,639	—	140,639
Mortgage-Backed Securities	—	2,956,121	—	2,956,121
U.S. Treasury	—	2,380,135	—	2,380,135
Money Market Fund	322,035	—	—	322,035
Repurchase Agreement	—	44,550	—	44,550

Total	$50,695,316	$11,371,381	$—	$62,066,697

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

102

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 100.0%

ASSET ALLOCATION FUND – 4.6%
Wilmington Multi-Manager Real Asset Fund, Class I§	126,816	$1,822,348

DEBT FUND – 3.1%
RidgeWorth Seix Floating Rate High Income Fund, Class I	135,694	1,226,677

EQUITY FUNDS – 90.2%
Gateway Fund, Class Y	40,352	1,139,142
Lazard Emerging Markets Equity Portfolio, Institutional Shares	76,649	1,395,781
LSV Value Equity Fund	61,910	1,216,536
Morgan Stanley Focus Growth Fund, Class I	23,820	1,135,523
TIAA-CREF Mid-Cap Value Fund, Retail Shares	138,074	3,032,101
Wilmington Large-Cap Strategy Fund, Class I§	901,090	13,930,858
Wilmington Mid-Cap Growth Fund, Class I§	(169,356	3,007,762

Description	Number of Shares	Value
Wilmington Multi-Manager International Fund, Class I§	1,409,870	$10,066,471
Wilmington Small-Cap Strategy Fund, Class I§	69,643	941,574

TOTAL EQUITY FUNDS		$35,865,748

MONEY MARKET FUND – 2.1%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	867,639	867,639

TOTAL INVESTMENT COMPANIES (COST $28,375,299)		$39,782,412

TOTAL INVESTMENTS – 100.0% (COST $28,375,299)		$39,782,412
OTHER LIABILITIES LESS ASSETS – 0.0%**		(15,679)

TOTAL NET ASSETS – 100.0%		$39,766,733

Cost of investments for Federal income tax purposes is $34,673,174. The net unrealized appreciation/(depreciation) of investments was $5,109,238. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $11,533,554 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,424,316.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$39,782,412	$—	$—	$39,782,412

Total	$39,782,412	$—	$—	$39,782,412

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

103

NOTES TO PORTFOLIOS OF INVESTMENTS – MULTI-MANAGED AND STRATEGIC ALLOCATION FUNDS

†	During the period, the Wilmington Rock Maple Alternatives Fund was renamed Wilmington Multi-Manager Alternatives Fund.
Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager International Fund	$1,783,407	0.3%
Multi-Manager Alternatives Fund	3,767,194	7.3%
Multi-Manager Real Asset Fund	2,839,708	0.7%
Strategic Allocation Moderate Fund	232,512	0.4%

•

Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Multi-Manager International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	$26,604	$30,865
Ambuja Cements Ltd.	11/01/2012	64,415	47,139
Axis Bank Ltd.	03/19/2010	70,031	47,266
Axis Bank Ltd.	01/13/2011	29,199	17,125
Axis Bank Ltd.	03/27/2012	43,358	32,538
Container Corp. of India	02/08/2010	29,219	18,089
Container Corp. of India	01/13/2011	38,773	23,023
FPT Corp.	10/13/2010	25,843	17,574
FPT Corp.	01/13/2011	38,488	32,825
HDFC Bank Ltd.	12/20/2010	121,868	128,754
HDFC Bank Ltd.	01/13/2011	54,119	55,519
HDFC Bank Ltd.	03/27/2012	43,653	42,901
Jaiprakash Associates Ltd.	06/21/2010	34,593	7,122
Jaiprakash Associates Ltd.	01/13/2011	36,608	10,175
Jaiprakash Associates Ltd.	11/01/2012	35,223	12,927
Larsen & Toubro Ltd.	11/01/2012	36,626	25,223
NTPC Ltd.	10/12/2009	102,375	49,021
NTPC Ltd.	01/13/2011	52,888	26,810
NTPC Ltd.	03/27/2012	63,330	41,578
PetroVietnam Drilling & Well Services JSC	10/11/2012	38,678	50,955
PetroVietnam Fertilizer & Chemicals JSC	03/27/2012	37,753	45,935
Pha Lai Thermal Power JSC	10/13/2010	35,986	63,288
Reliance Industries Ltd. GDR	07/03/2007	303,953	205,134
Reliance Industries Ltd. GDR	01/13/2011	76,929	48,739
Reliance Industries Ltd. GDR	01/20/2012	42,433	38,877
Reliance Industries Ltd. GDR	03/27/2012	82,122	81,709
Reliance Industries Ltd. GDR	04/02/2012	41,493	40,138
Reliance Industries Ltd. GDR	11/01/2012	66,561	63,074
Steel Authority of India Ltd.	04/16/2009	20,302	6,282
Steel Authority of India Ltd.	03/27/2012	44,175	16,277
Sun Pharmaceutical Industries Ltd.	02/08/2010	44,249	128,211
Tata Consultancy Services Ltd.	08/14/2009	62,871	175,524

July 31, 2013 (unaudited)

104	Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Tata Steel Ltd.	09/21/2011	$45,297	16,962
Unitech Ltd.	07/08/2010	16,170	2,777
Unitech Ltd.	01/13/2011	47,365	9,803
Vingroup JSC	10/13/2010	24,321	36,459
Vingroup JSC	10/14/2010	22,892	33,450
Vingroup JSC	11/01/2012	51,422	53,339
			$1,783,407	0.3%
Multi-Manager Alternatives Fund
ADS Waste Holdings, Inc.	11/14/2012	497,563	501,719
Bon-Ton Department Stores, Inc.	05/17/2013	243,965	243,670
Bon-Ton Department Stores, Inc.	06/18/2013	271,260	272,580
Burlington Holdings LLC	04/01/2013	512,500	516,250
Jefferies Finance LLC	04/10/2013	348,925	344,250
Michael Foods Holdings, Inc.	03/13/2013	486,450	489,975
Wind Acquisition Finance SA	02/13/2013	225,213	222,525
Wind Acquisition Finance SA	06/18/2013	190,087	191,475
Wok Acquisition Corp.	12/06/2012	504,688	533,187
Yonkers Racing Corp.	11/28/2012	456,875	451,563
			$3,767,194	7.3%
Multi-Manager Real Asset Fund
Banco Santander Brasil SA	03/17/2011	500,000	500,312
MAGI Funding PLC	05/12/2011	462,638	449,680
Metropolitan Life Global Funding I	01/05/2011	1,500,000	1,502,173
Venture CDO Ltd.	08/02/2010	358,224	387,543
			$2,839,708	0.7%
Strategic Allocation Moderate Fund
AbbVie, Inc.	11/05/2012	19,793	19,057
COX Communications, Inc.	04/24/2013	99,875	84,512
FMR LLC	06/28/2010	102,666	114,517
Zoetis, Inc.	01/16/2013	14,890	14,426
			$232,512	0.4%

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At July 31, 2013, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager International Fund	$188,766	0.0	%**

¤	While the Fund’s position in this security is long, the investment provides short exposure to the market.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
Ö

All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the fund. The total value of all securities segregated at July 31, 2013 was:

Fund	Amount
Multi-Manager Alternatives Fund	$18,013,083

ø	All or a portion of this security is segregated as collateral in connection with the fund’s futures positions. The total value of all securities segregated at July 31, 2013 was:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager Real Asset Fund	$62,324	0.0	%**

*	Non-income producing security.

July 31, 2013 (unaudited)

Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds	105

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	LP – Limited Partnership

CPI – Consumer Price Index	MSCI – Morgan Stanley Capital International

ETF – Exchange Traded Fund	MTN – Medium Term Note

FHLMC – Federal Home Loan Mortgage Corporation	NVDR – Non-Voting Depository Receipt

FNMA – Federal National Mortgage Association	PCL – Public Company Limited

GDR – Global Depositary Receipt	PLC – Public Limited Company

GNMA – Government National Mortgage Association	REIT – Real Estate Investment Trust

GTD – Guaranteed	SPDR – Standard & Poor’s Depository Receipts

LLC – Limited Liability Corporation	TIPS – Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

July 31, 2013 (unaudited)

106

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES – 0.7%

FINANCIAL SERVICES – 0.5%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%,12/15/26•,Ω	$1,147,175	$1,252,745

WHOLE LOAN – 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.19%,10/15/24Δ,S,•,Ω	451,916	453,000

TOTAL ASSET-BACKED SECURITIES (COST $1,599,091)		$1,705,745
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.2%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.63%,4/10/49Δ,S	168,314	171,733
Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.28%, 12/05/31•,Ω	800,000	768,062
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	588,000	662,088
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.83%, 5/12/39Δ,S	415,643	426,411
Morgan Stanley Capital I Trust, Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ,S	835,676	854,649
Morgan Stanley Capital I Trust, Series 2005-T19, Class AAB, 4.85%, 6/12/47	153,664	155,309

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,038,252

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.9%
Series 1988-23, Class C, 9.75%, 9/25/18	5,382	6,103
Series 2005-29, Class WC, 4.75%, 4/25/35	72,445	78,004
Series 2012-114, Class VM, 3.50%, 10/25/25	4,551,959	4,814,003

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$4,898,110
WHOLE LOAN – 1.3%
Banc of America Mortgage Trust, Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ,S	307,978	289,438

Description	Par Value	Value
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	$1,062,217	$1,068,743
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.85%, 11/25/35Δ	882,656	792,644
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	1,247,286	1,263,740

TOTAL WHOLE LOAN		$3,414,565

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,725,297)		$11,350,927

CORPORATE BONDS – 49.7%

AEROSPACE & DEFENSE – 1.1%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,848,729
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,052,690

TOTAL AEROSPACE & DEFENSE		$2,901,419

AUTO PARTS & EQUIPMENT – 0.1%
Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14S	250,000	251,848

AUTOMOTIVE – 2.9%
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21•,Ω	250,000	258,225
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	800,000	825,982
Ford Motor Credit Co., LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	272,025
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,219,453
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	285,721
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	553,352
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,115,457
Ford Motor Credit Co., LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	452,969
General Motors Financial Co, Inc., Sr. Unsecured, 2.75%, 5/15/16•,Ω	600,000	604,500
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17•,Ω	300,000	315,750
Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14•,Ω	500,000	532,295

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	107

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Hyundai Capital America, Company Guaranteed, 4.00%, 6/08/17•,Ω	$250,000	$261,415
Hyundai Capital America, Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	249,825
Hyundai Capital Services, Inc., Sr. Unsecured, 3.50%, 9/13/17•,Ω	250,000	256,772
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 2.05%, 1/12/17	300,000	305,237

TOTAL AUTOMOTIVE		$7,508,978

BEVERAGES – 0.7%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 8.20%, 1/15/39	500,000	745,457
Diageo Capital PLC, Company Guaranteed, 3.88%, 4/29/43	390,000	350,355
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	500,000	504,561
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	215,000	204,836

TOTAL BEVERAGES		$1,805,209

BUILDING MATERIALS – 0.4%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,039,387

CAPITAL MARKETS – 3.5%
Bank of New York Mellon Corp., Sr. Unsecured, MTN, FRN, 2.30%, 7/28/16	1,000,000	1,035,214
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	284,733
Charles Schwab Corp., Sr. Unsecured, 2.20%, 7/25/18	370,000	369,652
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	273,089
Goldman Sachs Group, Inc., Sr. Unsecured, 3.30%, 5/03/15	1,000,000	1,033,649
Goldman Sachs Group, Inc., Sr. Unsecured, FRN, 1.47%, 4/30/18Δ,S	1,850,000	1,853,373
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN, 5.45%, 7/15/14	400,000	417,576
Morgan Stanley, Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,037,257
Morgan Stanley, Sr. Unsecured, FRN, 1.86%, 1/24/14Δ,S	450,000	452,398
Morgan Stanley, Sr. Unsecured, FRN, 1.52%, 2/25/16Δ,S	1,050,000	1,057,210
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,060,988
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	257,912

TOTAL CAPITAL MARKETS		$9,133,051

CHEMICALS – 0.4%
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	519,827

Description	Par Value	Value
Dow Chemical Co., Sr. Unsecured, 5.25%, 11/15/41	$500,000	$512,799

TOTAL CHEMICALS		$1,032,626

COAL – 0.3%
CONSOL Energy, Inc., Company Guaranteed, 8.00%, 4/01/17S	625,000	670,313

COMMERCIAL BANKS – 3.1%
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	735,903
BB&T Corp., Sr. Unsecured, MTN, 6.85%, 4/30/19	905,000	1,103,038
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,360,502
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,249,800
PNC Bank N.A., Subordinated Note, BKNT, 2.95%, 1/30/23	350,000	324,588
PNC Funding Corp., Bank Guaranteed, FRN, 0.47%, 1/31/14Δ,S	500,000	500,062
Royal Bank of Canada, Sr. Unsecured, MTN, 2.30%, 7/20/16	1,500,000	1,551,453
U.S. Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	514,620
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16	500,000	533,904
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	241,481

TOTAL COMMERCIAL BANKS		$8,115,351

COMMERCIAL FINANCE – 0.2%
General Electric Capital Corp., Subordinated Note, 5.30%, 2/11/21	250,000	273,858
General Electric Capital Corp., Series A, Sr. Unsecured, MTN, FRN, 0.46%, 10/06/15Δ,S	200,000	198,939

TOTAL COMMERCIAL FINANCE		$472,797

COMMERCIAL SERVICES & SUPPLIES – 0.4%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	971,000	946,904

COMPUTERS – 1.0%
Apple, Inc., Sr. Unsecured, 3.85%, 5/04/43	860,000	748,068
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	506,622
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	517,793
Hewlett-Packard Co., Sr. Unsecured, 2.60%, 9/15/17	500,000	507,814
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	275,000	283,811

TOTAL COMPUTERS		$2,564,108

July 31, 2013 (unaudited)

108	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CONSUMER FINANCE – 0.7%
American Express Co., Sr. Unsecured, FRN, 0.86%, 5/22/18Δ,S	$655,000	$655,459
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	263,117
SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13S	1,000,000	1,005,068

TOTAL CONSUMER FINANCE		$1,923,644

DIVERSIFIED FINANCIAL SERVICES – 4.6%
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,416,854
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,246,294
Bank of America Corp., Sr. Unsecured, MTN, 1.34%, 3/22/18Δ,S	1,500,000	1,499,648
Citigroup, Inc., Notes, MTN, 5.50%, 10/15/14	500,000	526,633
Citigroup, Inc., Sr. Unsecured, 1.25%, 1/15/16	500,000	496,583
Citigroup, Inc., Sr. Unsecured, 1.70%, 7/25/16	1,155,000	1,155,302
Citigroup, Inc., Sr. Unsecured, 4.45%, 1/10/17	250,000	269,646
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	316,741
Citigroup, Inc., Sr. Unsecured, FRN, 0.40%, 3/07/14Δ,S	275,000	274,595
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39•,Ω	1,000,000	1,145,175
JPMorgan Chase & Co., Sr. Unsecured, 4.65%, 6/01/14	500,000	516,575
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	516,005
JPMorgan Chase & Co., Sr. Unsecured, 2.00%, 8/15/17	1,100,000	1,101,482
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	172,463
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	107,714
JPMorgan Chase & Co., Subordinated Notes, 3.38%, 5/01/23	380,000	353,639
JPMorgan Chase Capital XXIII, Limited Guarantee, FRN, 1.26%, 5/15/47Δ,S	1,000,000	769,563

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,884,912

ELECTRIC – 4.1%
CMS Energy Corp., Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,126,680
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	300,000	350,961
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	563,248

Description	Par Value	Value
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	$250,000	$263,449
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14S	714,000	733,851
Duke Energy Florida, Inc., 1st Mortgage, 6.35%, 9/15/37	425,000	531,359
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	2,300,000	2,418,415
Exelon Generation Co. LLC, Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,042,311
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17#	650,000	748,779
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	285,000	275,727
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	500,101

TOTAL ELECTRIC		$10,554,881

ENVIORNMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,520,014

FOOD PRODUCTS – 0.8%
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	577,240
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	525,202
Mondelez International, Inc., Sr. Unsecured, 5.25%, 10/01/13S	400,000	403,045
WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14•,Ω	500,000	512,757

TOTAL FOOD PRODUCTS		$2,018,244

FOOD RETAILING – 0.4%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	265,110
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	640,690
Kroger Co., Sr. Unsecured, 2.20%, 1/15/17	250,000	253,240

TOTAL FOOD RETAILING		$1,159,040

FOREST PRODUCTS & PAPER – 0.8%
International Paper Co., Sr. Unsecured, 5.30%, 4/01/15	2,000,000	2,137,533

HEALTH CARE PROVIDERS & SERVICES – 0.4%
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	288,483
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	560,000	526,787
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	258,675

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,073,945

HOME FURNISHINGS – 0.8%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	350,000	395,267

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	109

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	$1,500,000	$1,576,545
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	203,851

TOTAL HOME FURNISHINGS		$2,175,663

INSURANCE – 3.8%
American International Group, Inc., Sr. Unsecured, 3.80%, 3/22/17	2,000,000	2,127,959
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	395,109
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,141,856
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,032,687
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	400,000	431,231
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	550,420
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	245,130
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,042,863
Prudential Financial, Inc., Sr. Unsecured, MTN, 6.20%, 1/15/15	500,000	536,617
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,046,700
WR Berkley Corp., Sr. Unsecured, 7.38%, 9/15/19	280,000	340,246
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,046,828

TOTAL INSURANCE		$9,937,646

INTERNET SOFTWARE & SERVICES – 0.2%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	511,307

IRON/STEEL – 0.4%
Cliffs Natural Resources, Inc., Sr. Unsecured, 3.95%, 1/15/18#	1,030,000	997,709

MEDIA – 2.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	1,500,000	1,574,323
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.15%, 3/15/42	500,000	452,406
NBCUniversal Enterprise, Inc., Company Guaranteed, FRN, 0.81%, 4/15/16Δ,•,Ω	420,000	421,840
NBCUniversal Media LLC, Company Guaranteed, 3.65%, 4/30/15	480,000	505,019
TCI Communications, Inc., Sr. Unsecured, 8.75%, 8/01/15	400,000	461,703

Description	Par Value	Value
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	$350,000	$363,985
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,150,964
Viacom, Inc., Sr. Unsecured, 3.88%, 12/15/21	850,000	854,081

TOTAL MEDIA		$5,784,321

METALS & MINING – 0.8%
Alcoa, Inc., Sr. Unsecured, 5.72%, 2/23/19	550,000	569,508
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	2,000,000	1,578,020

TOTAL METALS & MINING		$2,147,528

MISCELLANEOUS MANUFACTURING – 1.3%
Eaton Corp., Company Guaranteed, 2.75%, 11/02/22•,Ω	250,000	234,222
Eaton Corp., Company Guaranteed, 4.00%, 11/02/32•,Ω	400,000	371,585
GE Capital Trust I, Limited Guaranteed, 6.38%, 11/15/67	1,000,000	1,070,000
Ingersoll-Rand Co., Series B, Company Guaranteed, MTN, 6.02%, 2/15/28	900,000	973,944
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	249,298
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	500,000	538,375

TOTAL MISCELLANEOUS MANUFACTURING		$3,437,424

OIL & GAS – 3.8%
Anadarko Finance Co., Series B, Company Guaranteed, 7.50%, 5/01/31	1,000,000	1,265,884
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	260,427
BP Capital Markets PLC, Company Guaranteed, 3.20%, 3/11/16	300,000	316,832
Murphy Oil Corp., Sr. Unsecured, 5.13%, 12/01/42	1,540,000	1,392,582
Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	501,256
Petrobras Global Finance BV, Company Guaranteed, 2.00%, 5/20/16	680,000	674,516
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,301,271
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	572,995
Sempra Energy, Sr. Unsecured, FRN, 1.03%, 3/15/14Δ,S	1,000,000	1,002,956
Sunoco, Inc., Company Guaranteed, 9.63%, 4/15/15	550,000	622,610
Transocean, Inc., Company Guaranteed, 4.95%, 11/15/15	450,000	484,440

July 31, 2013 (unaudited)

110	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Valero Energy Corp., Company Guaranteed, 4.75%, 4/01/14	$550,000	$565,137
Valero Energy Corp., Company Guaranteed, 4.50%, 2/01/15	1,000,000	1,053,181

TOTAL OIL & GAS		$10,014,087

OIL & GAS FIELD SERVICES – 0.4%
Weatherford International Ltd., Company Guaranteed, 6.00%, 3/15/18	1,000,000	1,126,421

PHARMACEUTICALS – 0.5%
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42•,Ω	460,000	438,299
Teva Pharmaceutical Finance Co. BV, Company Guaranteed, 2.40%, 11/10/16	400,000	413,779
Zoetis, Inc., Sr. Unsecured, 4.70%, 2/01/43•,Ω	400,000	384,698

TOTAL PHARMACEUTICALS		$1,236,776

PIPELINES – 2.0%
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	823,808
Enterprise Products Operating LLC, Company Guaranteed, 5.70%, 2/15/42	500,000	540,247
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	2,000,000	2,255,000
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 5.00%, 2/01/21	500,000	549,831
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,003,195

TOTAL PIPELINES		$5,172,081

REAL ESTATE INVESTMENT TRUSTS – 4.0%
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,049,133
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	697,852
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	549,392
Digital Realty Trust LP, Company Guaranteed, 4.50%, 7/15/15	1,000,000	1,052,806
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	569,269
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	271,327
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,198,654
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	305,008
ProLogis LP, Company Guaranteed, 6.13%, 12/01/16	864,000	976,847

Description	Par Value	Value
ProLogis LP, Company Guaranteed, 4.50%, 8/15/17	$250,000	$267,458
ProLogis LP, Company Guaranteed, 6.63%, 12/01/19	515,000	599,823
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	2,000,000	1,908,326

TOTAL REAL ESTATE INVESTMENT TRUSTS		$10,445,895

RETAIL – 0.3%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	244,000	282,080
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	552,796

TOTAL RETAIL		$834,876

SEMICONDUCTORS – 0.1%
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	250,000	260,749

TELECOMMUNICATIONS – 0.9%
Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17•,Ω	2,000,000	2,145,588
Verizon Communications, Inc., Sr. Unsecured, 1.25%, 11/03/14	295,000	297,424

TOTAL TELECOMMUNICATIONS		$2,443,012

TRANSPORTATION – 1.5%
CSX Corp., Sr. Unsecured, 7.90%, 5/01/17	1,114,000	1,339,765
CSX Corp., Sr. Unsecured, 4.75%, 5/30/42	250,000	245,062
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	296,665
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	309,545
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	506,154
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,154,492

TOTAL TRANSPORTATION		$3,851,683

TRUCKING & LEASING – 0.2%
GATX Corp., Sr. Unsecured, 8.75%, 5/15/14	500,000	529,462

TOTAL CORPORATE BONDS (COST $126,584,342)		$129,620,844

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.7%

AIRLINES – 0.7%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	428,172	456,538
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	212,840	244,898
Delta Air Lines 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	344,036	389,191

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	111

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Delta Air Lines 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	$357,112	$416,928
United Air Lines 2009-2A, Pass-Through Certificates, 9.75%, 1/15/17	329,437	379,059

TOTAL AIRLINES		$1,886,614

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,671,597)		$1,886,614

GOVERNMENT AGENCIES – 4.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%
5.25%, 6/18/14	175,000	182,818

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
1.25%, 10/02/19	4,300,000	4,079,309
1.75%, 5/30/19#	2,000,000	1,980,057
2.38%, 1/13/22#	125,000	122,000
4.38%, 7/17/15	500,000	539,499

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,720,865

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
1.38%, 11/15/16#	500,000	508,985
4.88%, 12/15/16	700,000	793,913
5.00%, 5/11/17	750,000	858,820
6.25%, 5/15/29	750,000	971,320
7.25%, 5/15/30#	400,000	570,293

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,703,331

TOTAL GOVERNMENT AGENCIES (COST $10,441,710)		$10,607,014

MORTGAGE-BACKED SECURITIES – 21.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.9%
Pool A13990, 4.50%, 10/01/33	101,945	108,656
Pool A93415, 4.00%, 8/01/40	5,948,200	6,179,630
Pool A93505, 4.50%, 8/01/40	3,778,297	3,988,697
Pool A97047, 4.50%, 2/01/41	4,324,453	4,576,077
Pool B17616, 5.50%, 1/01/20	168,015	178,402
Pool C00478, 8.50%, 9/01/26	26,690	30,733
Pool C01272, 6.00%, 12/01/31	78,152	86,575
Pool C03750, 3.50%, 2/01/42	661,737	666,460
Pool C04305, 3.00%, 11/01/42	5,474,357	5,301,263
Pool C09020, 3.50%, 11/01/42	6,796,208	6,844,521
Pool E09010, 2.50%, 9/01/27	2,531,916	2,534,868
Pool G01625, 5.00%, 11/01/33	109,205	117,948
Pool G02296, 5.00%, 6/01/36	677,060	730,846
Pool G02390, 6.00%, 9/01/36	28,740	31,586
Pool G03703, 5.50%, 12/01/37	217,843	235,499

Description	Par Value	Value
Pool G04776, 5.50%, 7/01/38	$313,272	$338,271
Pool G06222, 4.00%, 1/01/41	3,961,282	4,115,405
Pool G08097, 6.50%, 11/01/35	42,773	48,193
Pool G12709, 5.00%, 7/01/22	164,461	174,877
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$36,288,507

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.3%

Pool 254007, 6.50%, 10/01/31	38,461	43,407
Pool 254759, 4.50%, 6/01/18	167,886	179,253
Pool 254833, 4.50%, 8/01/18	28,656	30,460
Pool 256515, 6.50%, 12/01/36	66,102	73,694
Pool 256639, 5.00%, 2/01/27S	45,216	49,081
Pool 256752, 6.00%, 6/01/27	72,755	79,984
Pool 329794, 7.00%, 2/01/26	49,496	56,755
Pool 398162, 6.50%, 1/01/28	15,071	15,603
Pool 402255, 6.50%, 12/01/27	4,344	4,544
Pool 535939, 6.00%, 5/01/16	47,034	49,123
Pool 629603, 5.50%, 2/01/17	19,148	20,244
Pool 638023, 6.50%, 4/01/32	69,613	78,240
Pool 642345, 6.50%, 5/01/32	94,557	106,275
Pool 651292, 6.50%, 7/01/32	233,925	262,914
Pool 686398, 6.00%, 3/01/33	235,378	261,194
Pool 695818, 5.00%, 4/01/18	177,660	189,722
Pool 745412, 5.50%, 12/01/35	79,076	86,832
Pool 838891, 6.00%, 7/01/35	34,680	35,245
Pool 888789, 5.00%, 7/01/36	839,715	910,179
Pool 975207, 5.00%, 3/01/23	158,287	169,726
Pool AB1796, 3.50%, 11/01/40	1,784,221	1,803,574
Pool AE2520, 3.00%, 1/01/26	1,618,668	1,672,402
Pool TBA, 5.00%, 8/01/43	12,000,000	12,939,375

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$19,117,826

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%

Pool 2077, 7.00%, 9/20/25	18,774	21,315
Pool 354677, 7.50%, 10/15/23	38,446	43,987
Pool 354713, 7.50%, 12/15/23	30,410	34,793
Pool 354765, 7.00%, 2/15/24	59,413	67,646
Pool 354827, 7.00%, 5/15/24	56,069	63,838
Pool 360869, 7.50%, 5/15/24	29,466	30,473
Pool 361843, 7.50%, 10/15/24	18,040	18,544
Pool 373335, 7.50%, 5/15/22	11,782	12,180
Pool 385623, 7.00%, 5/15/24	58,523	66,632
Pool 503405, 6.50%, 4/15/29	82,596	93,374

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$452,782

TOTAL MORTGAGE-BACKED SECURITIES (COST $56,065,132)		$55,859,115

July 31, 2013 (unaudited)

112	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
U.S. TREASURY – 21.8%

U.S. TREASURY BONDS – 4.8%
2.75%, 8/15/42	$2,815,000	$2,366,039
2.88%, 5/15/43	880,000	757,943
3.00%, 5/15/42	500,000	444,165
3.13%, 2/15/43	4,550,000	4,134,352
5.25%, 2/15/29	500,000	626,338
5.38%, 2/15/31	600,000	767,929
6.25%, 5/15/30	500,000	696,819
6.38%, 8/15/27	450,000	621,297
7.50%, 11/15/16	300,000	365,854
8.88%, 2/15/19	1,130,000	1,574,414

TOTAL U.S. TREASURY BONDS		$12,355,150

U.S. TREASURY NOTES – 17.0%
0.25%, 5/15/16	8,195,000	8,130,541
0.63%, 8/31/17	1,860,000	1,827,052
0.63%, 9/30/17	750,000	735,427
0.75%, 10/31/17	2,380,000	2,342,313
0.75%, 12/31/17	500,000	490,444
0.88%, 2/28/17	4,000,000	4,001,778
0.88%, 4/30/17	2,000,000	1,996,250
1.00%, 3/31/17	1,500,000	1,505,828
1.00%, 5/31/18	4,100,000	4,036,411
1.25%, 9/30/15	1,000,000	1,019,301
1.25%, 1/31/19	250,000	246,048
1.38%, 2/28/19	2,500,000	2,473,768
1.63%, 11/15/22	1,928,000	1,786,793
1.75%, 7/31/15	500,000	514,257
1.75%, 5/15/22	380,000	359,991
1.75%, 5/15/23#	5,430,000	5,042,536
2.00%, 11/15/21	1,000,000	977,060
2.13%, 8/15/21	250,000	247,741
2.25%, 1/31/15	1,000,000	1,030,389
2.25%, 3/31/16	1,250,000	1,308,331
2.25%, 7/31/18	500,000	520,999
2.50%, 4/30/15	1,000,000	1,038,839
2.63%, 11/15/20	500,000	519,930
3.13%, 5/15/19	750,000	812,921
3.63%, 2/15/20	750,000	834,263
4.00%, 8/15/18	500,000	564,596

TOTAL U.S. TREASURY NOTES		$44,363,807

TOTAL U.S. TREASURY (COST $56,783,800)		$56,718,957

Description	Number of Shares	Value
MONEY MARKET FUND – 1.6%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	4,303,029	$4,303,029

TOTAL MONEY MARKET FUND (COST $4,303,029)		$4,303,029

TOTAL INVESTMENTS IN SECURITIES – 104.4% (COST $269,173,998)		$272,052,245
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.9%

REPURCHASE AGREEMENTS – 3.9%
Citigroup Global Markets, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $2,428,874, collateralized by U.S. Government Securities 0.00% to 6.03%, maturing 09/23/13 to 05/15/37; total market value of $2,477,450.	$2,428,869	$2,428,869
Deutsche Bank Securities, Inc., 0.10%, dated 07/31/13, due 08/01/13, repurchase price $2,428,876, collateralized by U.S. Government Securities 2.15% to 7.06%, maturing 08/01/18 to 08/01/43; total market value of $2,477,446.	2,428,869	2,428,869
Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $2,428,875, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $2,477,446.	2,428,869	2,428,869
RBC Capital Markets LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $511,332, collateralized by U.S. Treasury Securities 0.00% to 9.88%, maturing 08/15/13 to 02/15/43; total market value of $521,558.	511,331	511,331
Royal Bank of Scotland PLC, 0.09%, dated 07/31/13, due 08/01/13, repurchase price $2,428,875, collateralized by U.S. Government Securities 2.00% to 6.63%, maturing 11/15/13 to 11/15/54; totalmarket value of $2,477,451.	2,428,869	2,428,869

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $10,226,807)		$10,226,807

TOTAL INVESTMENTS – 108.3% (COST $279,400,805)		$282,279,052
COLLATERAL FOR SECURITIES ON LOAN – (3.9%)		(10,226,807)
OTHER LIABILITIES LESS ASSETS – (4.4%)		(11,416,451)

TOTAL NET ASSETS – 100.0%		$260,635,794

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	113

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $279,400,805. The net unrealized appreciation/(depreciation) of investments was $2,878,247. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,419,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,540,755.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Asset-Backed Securities	$—	$1,705,745	$—	$1,705,745
Collateralized Mortgage Obligations	—	11,350,927	—	11,350,927
Corporate Bonds	—	129,620,844	—	129,620,844
Enhanced Equipment Trust Certificates	—	1,886,614	—	1,886,614
Government Agencies	—	10,607,014	—	10,607,014
Mortgage-Backed Securities	—	55,859,115	—	55,859,115
U.S. Treasury	—	56,718,957	—	56,718,957
Money Market Fund	4,303,029	—	—	4,303,029
Repurchase Agreements	—	10,226,807	—	10,226,807

Total	$4,303,029	$277,976,023	$—	$282,279,052

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

114

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.2%

WHOLE LOAN – 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.18%, 10/15/24Δ,•,Ω	$451,916	$453,000

TOTAL ASSET-BACKED SECURITY (COST $451,916)		$453,000

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.2%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.7%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.83%, 5/12/39Δ	415,643	426,411
Morgan Stanley Capital I Trust, Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ	835,676	854,649

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,281,060

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%
Series 2005-29, Class WC, 4.75%, 4/25/35	156,964	169,009

WHOLE LOAN – 0.4%
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.85%, 11/25/35Δ	882,656	792,644

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,358,525)		$2,242,713

CORPORATE BONDS – 51.8%

AEROSPACE & DEFENSE – 1.1%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	250,000	266,387
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,315,862
Northrop Grumman Corp., Sr. Unsecured, 1.75%, 6/01/18	425,000	417,439

TOTAL AEROSPACE & DEFENSE		$1,999,688

AUTO PARTS & EQUIPMENT – 0.5%
Johnson Controls, Inc., Sr. Unsecured, 2.60%, 12/01/16	845,000	877,294

AUTOMOTIVE – 2.6%
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	500,000	516,239
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	285,721
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,115,457
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.52%, 5/09/16Δ	1,000,000	1,003,400
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17•,Ω	250,000	263,125

Description	Par Value	Value
General Motors Financial Co., Inc., Sr. Unsecured, 2.75%, 5/15/16•,Ω	$300,000	$302,250
Hyundai Capital America, Sr. Unsecured, 1.63%, 10/02/15•,Ω	825,000	824,423
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	712,219

TOTAL AUTOMOTIVE		$5,022,834

BEVERAGES – 0.7%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 7.75%, 1/15/19	1,000,000	1,269,370

CAPITAL MARKETS – 1.9%
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	740,306
Goldman Sachs Group, Inc., Sr. Unsecured, 6.25%, 9/01/17	655,000	748,570
Goldman Sachs Group, Inc., Sr. Unsecured, FRN, 1.47%, 4/30/18Δ	750,000	751,367
Morgan Stanley, Sr. Unsecured, FRN, 1.52%, 2/25/16Δ	867,000	872,953
TD Ameritrade Holding Corp., Company Guaranteed, 5.60%, 12/01/19	500,000	581,371

TOTAL CAPITAL MARKETS		$3,694,567

CHEMICALS – 0.8%
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	519,827
Ecolab, Inc., Sr. Unsecured, 3.00%, 12/08/16	450,000	473,151
Ecolab, Inc., Sr. Unsecured, 4.35%, 12/08/21	500,000	529,498

TOTAL CHEMICALS		$1,522,476

COAL – 0.4%
CONSOL Energy, Inc., Company Guaranteed, 8.00%, 4/01/17	625,000	670,312

COMMERCIAL BANKS – 6.7%
Bank of Nova Scotia, Sr. Unsecured, 1.38%, 12/18/17	1,000,000	978,637
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	1,000,000	1,051,290
BB&T Corp., Sr. Unsecured, MTN, FRN, 1.13%, 6/15/18Δ	500,000	502,036
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,000,000	1,046,540
Fifth Third Bancorp, Sr. Unsecured, 3.63%, 1/25/16	850,000	898,013

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	115

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Fifth Third Bank, Sr. Unsecured, BKNT, 1.45%, 2/28/18	$425,000	$413,886
KeyCorp, Sr. Unsecured, MTN, 3.75%, 8/13/15	750,000	792,181
PNC Funding Corp., Bank Guaranteed, 5.63%, 2/01/17	760,000	847,363
SunTrust Banks, Inc., Sr. Unsecured, 3.60%, 4/15/16	1,475,000	1,562,671
Toronto-Dominion Bank, Sr. Unsecured, GMTN, 2.50%, 7/14/16	1,000,000	1,040,473
U.S. Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	514,620
Wachovia Corp., Subordinated, FRN, 0.64%, 10/15/16Δ	750,000	741,133
Wells Fargo & Co., Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	759,617
Westpac Banking Corp., Sr. Unsecured, 2.00%, 8/14/17	825,000	831,489
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	750,000	841,137

TOTAL COMMERCIAL BANKS		$12,821,086

COMMERCIAL FINANCE – 0.4%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	763,044

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	200,000	195,037

COMPUTERS – 0.6%
Apple, Inc., Sr. Unsecured, 1.00%, 5/03/18	500,000	482,106
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	725,000	748,229

TOTAL COMPUTERS		$1,230,335

CONSUMER FINANCE – 1.9%
American Express Co., Sr. Unsecured, 6.15%, 8/28/17	750,000	870,830
American Express Co., Sr. Unsecured, FRN, 0.86%, 5/22/18Δ	1,080,000	1,080,757
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,655,000	1,683,012

TOTAL CONSUMER FINANCE		$3,634,599

DIVERSIFIED FINANCIAL SERVICES – 2.9%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	750,000	733,114
Bank of America Corp., Sr. Unsecured, MTN, FRN, 1.09%, 3/22/16Δ	750,000	750,295
Citigroup, Inc., Sr. Unsecured, 1.70%, 7/25/16	250,000	250,065
Citigroup, Inc., Sr. Unsecured, 5.85%, 8/02/16	750,000	835,855
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	750,000	863,839

Description	Par Value	Value
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	$250,000	$287,438
JPMorgan Chase & Co., Sr. Unsecured, GMTN, FRN, 0.89%, 2/26/16Δ	1,005,000	1,006,413
JPMorgan Chase & Co., Subordinated Notes, 3.38%, 5/01/23	855,000	795,689

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,522,708

ELECTRIC – 3.0%
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	625,000	731,169
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,025,884
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	515,013
Duke Energy Corp., Sr. Unsecured, 1.63%, 8/15/17	500,000	497,192
Duke Energy Florida, Inc., 1st Mortgage, 3.10%, 8/15/21	500,000	501,167
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17#	200,000	230,394
Exelon Generation Co. LLC, Sr. Unsecured, 4.25%, 6/15/22	750,000	753,743
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	230,000	222,517
Florida Power & Light Co., 1st Mortgage, 5.55%, 11/01/17	500,000	577,948
Southern California Edison Co., Series 05-A, 1st Mortgage, 5.00%, 1/15/16	654,000	719,002

TOTAL ELECTRIC		$5,774,029

ELECTRONICS – 0.9%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.25%, 8/15/16	1,605,000	1,639,639

FOOD PRODUCTS – 0.3%
Mondelez International, Inc., Sr. Unsecured, 4.13%, 2/09/16	500,000	536,226

HEALTH CARE PROVIDERS & SERVICES – 0.3%
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	500,000	576,966

HOME FURNISHINGS – 0.7%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,129,333
Whirlpool Corp., Sr. Unsecured, MTN, 3.70%, 3/01/23	275,000	267,272

TOTAL HOME FURNISHINGS		$1,396,605

HOUSEHOLD PRODUCTS – 0.7%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,250,000	1,280,539

INSURANCE – 2.6%
American International Group, Inc., Sr. Unsecured, MTN, 5.85%, 1/16/18	685,000	782,092

July 31, 2013 (unaudited)

116	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	$750,000	$805,663
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	730,000	786,997
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,042,863
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	750,414
WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	862,767

TOTAL INSURANCE		$5,030,796

MEDIA – 3.2%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	500,000	563,565
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	500,000	588,528
COX Communications, Inc.,
Sr. Unsecured, 2.95%, 6/30/23•,Ω	240,000	214,845
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	250,000	262,387
Discovery Communications LLC, Company Guaranteed, 3.25%, 4/01/23	750,000	716,487
NBCUniversal Media LLC, Company Guaranteed, 3.65%, 4/30/15	1,000,000	1,052,124
Time Warner Entertainment Co. LP, Company Guaranteed, 8.38%, 3/15/23	175,000	205,611
Time Warner, Inc., Company Guaranteed, 5.88%, 11/15/16	890,000	1,016,587
Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	791,083
Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	650,000	617,546

TOTAL MEDIA		$6,028,763

METALS & MINING – 1.1%
Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	1,100,000	1,139,015
Barrick Gold Corp.,
Sr. Unsecured, 2.90%, 5/30/16	750,000	746,604
Barrick North American Finance LLC, 4.40%, 5/30/21	250,000	227,391

TOTAL METALS & MINING		$2,113,010

MISCELLANEOUS MANUFACTURING – 3.2%
Eaton Corp., Company Guaranteed, 2.75%, 11/02/22•,Ω	500,000	468,444
General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	1,160,000	1,322,539
Ingersoll-Rand Co., Series B, Company Guaranteed, MTN, 6.02%, 2/15/28	2,015,000	2,180,552
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	1,900,000	2,045,824

TOTAL MISCELLANEOUS MANUFACTURING		$6,017,359

Description	Par Value	Value
OIL & GAS – 4.0%
Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	$695,000	$812,613
BP Capital Markets PLC, Company Guaranteed, 1.85%, 5/05/17	525,000	528,980
BP Capital Markets PLC, Company Guaranteed, 3.25%, 5/06/22	525,000	515,083
Hess Corp.,
Sr. Unsecured, 8.13%, 2/15/19	700,000	891,305
Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	750,000	749,564
Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,154,819
Petrobras Global Finance BV, Company Guaranteed, 2.00%, 5/20/16	230,000	228,145
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	500,000	520,508
Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	815,221
Sunoco, Inc.,
Sr. Unsecured, 9.63%, 4/15/15	1,200,000	1,358,423

TOTAL OIL & GAS		$7,574,661

PHARMACEUTICALS – 1.5%
AbbVie, Inc., Company Guaranteed, 1.20%, 11/06/15•,Ω	250,000	251,578
AbbVie, Inc., Company Guaranteed, 1.75%, 11/06/17•,Ω	500,000	496,539
AstraZeneca PLC,
Sr. Unsecured, 5.90%, 9/15/17	1,000,000	1,166,654
Express Scripts Holding Co., Company Guaranteed, 3.50%, 11/15/16	500,000	531,730
Zoetis, Inc.,
Sr. Unsecured, 3.25%, 2/01/23•,Ω	500,000	479,925

TOTAL PHARMACEUTICALS		$2,926,426

PIPELINES – 2.2%
Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	300,000	321,307
Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	300,000	354,174
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	450,000	426,107
Enterprise Products Operating LLC, Company Guaranteed, 3.70%, 6/01/15	1,000,000	1,050,182
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	518,741
Kinder Morgan Energy Partners LP,
Sr. Unsecured, 3.95%, 9/01/22	1,000,000	997,191
Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 5.00%, 2/01/21	500,000	549,831

TOTAL PIPELINES		$4,217,533

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	117

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
REAL ESTATE INVESTMENT TRUSTS – 2.7%
Digital Realty Trust LP, Company Guaranteed, 4.50%, 7/15/15	$550,000	$579,044
HCP, Inc.,
Sr. Unsecured, 3.75%, 2/01/19	500,000	519,874
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	500,000	466,768
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	248,155
ProLogis LP,
Company Guaranteed, 4.50%, 8/15/17	1,250,000	1,337,289
Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 3.13%, 11/30/15	965,000	1,011,750
Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	524,790
Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	500,000	522,172

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,209,842

RETAIL – 0.5%
Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	1,000,000	999,598

SOFTWARE – 0.3%
Oracle Corp.,
Sr. Unsecured, FRN, 0.85%, 1/15/19Δ	500,000	503,103

TELECOMMUNICATIONS – 0.6%
AT&T, Inc.,
Sr. Unsecured, 0.90%, 2/12/16	360,000	359,125
Verizon Communications, Inc.,
Sr. Unsecured, 1.25%, 11/03/14	760,000	766,244

TOTAL TELECOMMUNICATIONS		$1,125,369

TRANSPORTATION – 2.5%
CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	535,096
Ryder System, Inc.,
Sr. Unsecured, MTN, 7.20%, 9/01/15	590,000	661,243
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,850,000	1,849,186
Union Pacific Corp.,
Sr. Unsecured, 5.75%, 11/15/17	1,500,000	1,740,161

TOTAL TRANSPORTATION		$4,785,686

TRUCKING & LEASING – 0.9%
GATX Corp.,
Sr. Unsecured, 8.75%, 5/15/14	1,000,000	1,058,923
GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18#	625,000	617,239

TOTAL TRUCKING & LEASING		$1,676,162

TOTAL CORPORATE BONDS (COST $96,582,205)		$98,635,662
GOVERNMENT AGENCIES – 17.5%

FEDERAL HOME LOAN BANK (FHLB) – 2.0%
1.00%, 6/21/17#	2,000,000	1,990,855

Description	Par Value	Value
Series 1, 4.88%, 5/17/17	$1,615,000	$1,844,148

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,835,003
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.3%
1.25%, 5/12/17#	3,000,000	3,018,784
1.75%, 5/30/19#	2,000,000	1,980,057
2.38%, 1/13/22#	795,000	775,918
2.50%, 5/27/16#	2,500,000	2,630,878
3.75%, 3/27/19	2,000,000	2,198,439
4.38%, 7/17/15	1,315,000	1,418,882

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$12,022,958
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.2%
0.50%, 5/27/15	1,500,000	1,506,045
0.88%, 10/26/17	4,000,000	3,931,870
1.25%, 9/28/16	4,000,000	4,061,161
1.38%, 11/15/16#	2,500,000	2,544,925
1.63%, 10/26/15	2,000,000	2,051,758
5.00%, 5/11/17	3,000,000	3,435,278

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$17,531,037

TOTAL GOVERNMENT AGENCIES (COST $33,117,704)		$33,388,998
MORTGAGE-BACKED SECURITIES – 4.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.1%
Pool A18401, 6.00%, 2/01/34	96,853	107,110
Pool B19228, 4.50%, 4/01/20	56,205	59,615
Pool C90293, 7.50%, 9/01/19	171,316	194,359
Pool C90504, 6.50%, 12/01/21	58,836	65,592
Pool E76204, 5.50%, 4/01/14	123	125
Pool E83022, 6.00%, 4/01/16	17,849	18,582
Pool E92817, 5.00%, 12/01/17	172,515	182,902
Pool G01625, 5.00%, 11/01/33	109,205	117,948
Pool G02390, 6.00%, 9/01/36	50,295	55,276
Pool G08097, 6.50%, 11/01/35	69,218	77,988
Pool G08193, 6.00%, 4/01/37	130,301	142,634
Pool G11311, 5.00%, 10/01/17	106,493	112,838
Pool G12709, 5.00%, 7/01/22	1,070,178	1,137,956
Pool G13077, 5.50%, 4/01/23	1,546,691	1,641,347

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,914,272

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.4%
Pool 254240, 7.00%, 3/01/32	105,991	121,468
Pool 254833, 4.50%, 8/01/18	38,208	40,614
Pool 256639, 5.00%, 2/01/27	90,432	98,162
Pool 256752, 6.00%, 6/01/27	90,943	99,980
Pool 257007, 6.00%, 12/01/27	162,888	179,074

July 31, 2013 (unaudited)

118	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Pool 526062, 7.50%, 12/01/29	$14,823	$15,574
Pool 612514, 2.47%, 5/01/33Δ	73,211	76,333
Pool 619054, 5.50%, 2/01/17	77,025	81,432
Pool 629603, 5.50%, 2/01/17	31,914	33,739
Pool 688996, 8.00%, 11/01/24	13,762	14,433
Pool 745412, 5.50%, 12/01/35	79,709	87,527
Pool 832365, 5.50%, 8/01/20	1,106,210	1,172,949
Pool 838741, 5.00%, 9/01/20	832,535	890,621
Pool 839291, 5.00%, 9/01/20	9,909	10,600
Pool AE2520, 3.00%, 1/01/26	1,618,668	1,672,402

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$4,594,908

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	79,855	91,180
Pool 2701, 6.50%, 1/20/29	148,754	168,067
Pool 426727, 7.00%, 2/15/29	16,674	19,153
Pool 780825, 6.50%, 7/15/28	143,613	162,355
Pool 781231, 7.00%, 12/15/30	71,616	82,564

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$523,319

TOTAL MORTGAGE-BACKED SECURITIES (COST $8,497,394)		$9,032,499

U.S. TREASURY – 23.4%

U.S. TREASURY INFLATION INDEXED NOTES – 1.2%
0.13%, 4/15/16	1,500,000	1,632,893
1.25%, 7/15/20	500,000	585,990

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$2,218,883

U.S. TREASURY NOTES – 22.2%
0.50%, 6/15/16#	1,000,000	998,232
0.88%, 1/31/17	4,000,000	4,006,767
1.00%, 8/31/16	1,750,000	1,768,248
1.00%, 5/31/18#	2,600,000	2,559,676
1.00%, 9/30/19	1,000,000	955,454
1.25%, 1/31/19	1,750,000	1,722,337
1.25%, 2/29/20	1,000,000	959,994
1.38%, 6/30/18	510,000	510,299
1.38%, 5/31/20	2,250,000	2,165,624
1.50%, 8/31/18	1,750,000	1,757,871
1.63%, 8/15/22	500,000	466,034
1.75%, 5/15/23#	1,100,000	1,021,508
2.00%, 1/31/16	1,000,000	1,038,689
2.00%, 4/30/16	1,600,000	1,664,167
2.00%, 11/15/21	500,000	488,530
2.00%, 2/15/22#	125,000	121,528
2.63%, 4/30/16	485,000	512,787
2.63%, 8/15/20	750,000	782,001
2.63%, 11/15/20	500,000	519,930

Description	Par Value	Value
2.75%, 2/15/19	$1,500,000	$1,595,362
3.50%, 2/15/18	1,500,000	1,651,112
3.63%, 2/15/20	500,000	556,175
4.00%, 8/15/18	1,000,000	1,129,193
4.13%, 5/15/15	125,000	133,547
4.25%, 8/15/15	2,000,000	2,158,910
4.25%, 11/15/17	2,500,000	2,827,624
4.50%, 2/15/16	2,000,000	2,203,326
4.75%, 8/15/17#	5,250,000	6,023,296

TOTAL U.S. TREASURY NOTES		$42,298,221

TOTAL U.S. TREASURY (COST $43,683,317)		$44,517,104

	Number of Shares
MONEY MARKET FUND – 0.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	754,865	$754,865

TOTAL MONEY MARKET FUND (COST $754,865)		$754,865

TOTAL INVESTMENTS IN SECURITIES – 99.3% (COST $185,445,926)		$189,024,841

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.1%

REPURCHASE AGREEMENTS – 7.1%
Citigroup Global Markets, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $3,226,753, collateralized by U.S. Government Securities 0.00% to 6.03%, maturing 09/23/13 to 05/15/37; total market value of $3,291,287.	$3,226,747	3,226,747
Deutsche Bank Securities, Inc., 0.10%, dated 07/31/13, due 08/01/13, repurchase price $3,226,756, collateralized by U.S. Government Securities 2.15% to 7.06%, maturing 08/01/18 to 08/01/43; total market value of $3,291,282.	3,226,747	3,226,747
Goldman Sachs & Co., 0.08%, dated 07/31/13, due 08/01/13, repurchase price $3,226,754, collateralized by U.S. Government Securities 3.50% to 5.00%, maturing 09/01/26 to 02/01/41; total market value of $3,291,282.	3,226,747	3,226,747

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	119

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 07/31/13, due 08/01/13, repurchase price $679,307, collateralized by U.S. Treasury Securities 0.00% to 2.63%, maturing 12/05/13 to 01/31/18; total market value of $692,892.	$679,306	$679,306
Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $3,226,755, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $3,291,282.	3,226,747	3,226,747

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $13,586,294)		$13,586,294

Value
TOTAL INVESTMENTS – 106.4%
(COST $199,032,220)	$202,611,135
COLLATERAL FOR SECURITIES ON LOAN – (7.1%)	(13,586,294)
OTHER ASSETS LESS LIABILITIES – 0.7%	1,328,179

TOTAL NET ASSETS – 100.0%	$190,353,020

Cost of investments for Federal income tax purposes is $199,045,045. The net unrealized appreciation/(depreciation) of investments was $3,566,090. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,961,315 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,395,225.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2013 (unaudited)

120	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$453,000	$—	$453,000
Collateralized Mortgage Obligations	—	2,242,713	—	2,242,713
Corporate Bonds	—	98,635,662	—	98,635,662
Government Agencies	—	33,388,998	—	33,388,998
Mortgage-Backed Securities	—	9,032,499	—	9,032,499
U.S. Treasury	—	44,517,104	—	44,517,104
Money Market Fund	754,865	—	—	754,865
Repurchase Agreements	—	13,586,294	—	13,586,294

Total	$754,865	$201,856,270	$—	$202,611,135

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

121

Wilmington Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.19%, 9/01/27Δ	$60	$63

TOTAL ADJUSTABLE RATE MORTGAGE (COST $60)		$63

ASSET-BACKED SECURITY – 0.3%

WHOLE LOAN – 0.3%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.19%, 10/15/24Δ,•, Ω	602,554	604,000

TOTAL ASSET-BACKED SECURITY (COST $602,554)		$604,000

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.9%
Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.28%, 12/05/31•,Ω	505,000	484,839
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	587,000	660,962
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.64%, 5/12/39Δ	554,191	568,548
Morgan Stanley Capital I Trust, Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ	1,671,353	1,709,298

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,423,647

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Series 2003-2632, Class A, 4.00%, 1/15/18	159,912	162,102
Series 2003-2649, Class KA, 4.50%, 7/15/18	162,879	171,041

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$333,143

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,894,675)		$3,756,790

CORPORATE BONDS – 97.1%

AEROSPACE & DEFENSE – 0.7%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	1,235,000	1,315,954

AUTOMOTIVE – 2.6%
Daimler Finance North America LLC, Company Guaranteed, 0.87%, 1/09/15Δ,•,Ω	1,000,000	1,003,646

Description	Par Value	Value
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	$400,000	$412,991
Ford Motor Credit Co., LLC, Sr. Unsecured, 2.50%, 1/15/16	2,000,000	2,030,638
General Motors Financial Co, Inc., Sr. Unsecured, 2.75%, 5/15/16•,Ω	560,000	564,200
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17•,Ω	200,000	210,500
Hyundai Capital America, Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	249,825
Hyundai Motor Manufacturing Czech, Company Guaranteed, 4.50%, 4/15/15•,Ω	250,000	262,067

TOTAL AUTOMOTIVE		$4,733,867

BEVERAGES – 2.0%
Anheuser-Busch InBev Worldwide, Inc., Series WI, Company Guaranteed, 5.38%, 11/15/14	2,000,000	2,119,826
Diageo Capital PLC, Company Guaranteed, 0.63%, 4/29/16	475,000	472,144
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	1,000,000	1,037,643

TOTAL BEVERAGES		$3,629,613

BIOTECHNOLOGY – 1.1%
Gilead Sciences, Inc., Sr. Unsecured, 2.40%, 12/01/14	2,000,000	2,045,830

BUILDING MATERIALS – 0.6%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,039,387

CAPITAL MARKETS – 6.2%
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 1.20%, 2/20/15	1,000,000	1,008,250
Charles Schwab Corp., Sr. Unsecured, 0.85%, 12/04/15	570,000	569,922
Goldman Sachs Group, Inc., Sr. Unsecured, FRN, 1.47%, 4/30/18Δ	3,000,000	3,005,469
Morgan Stanley, Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,037,257
Morgan Stanley, Sr. Unsecured, FRN, 1.52%, 2/25/16Δ	2,000,000	2,013,733
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,591,482
TD Ameritrade Holding Corp., Company Guaranteed, 4.15%, 12/01/14	2,000,000	2,091,691

TOTAL CAPITAL MARKETS		$11,317,804

CHEMICALS – 0.9%
Ecolab, Inc., Sr. Unsecured, 1.00%, 8/09/15	500,000	501,032

July 31, 2013 (unaudited)

122	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
Ecolab, Inc., Sr. Unsecured, 1.45%, 12/08/17	$1,150,000	$1,127,578

TOTAL CHEMICALS		$1,628,610

COMMERCIAL BANKS – 13.6%
Bank of Nova Scotia, Sr. Unsecured, 0.75%, 10/09/15	2,000,000	1,994,494
BB&T Corp., Sr. Unsecured, MTN, 1.60%, 8/15/17	2,000,000	1,975,688
BB&T Corp., Sr. Unsecured, MTN, 1.13%, 6/15/18Δ	1,000,000	1,004,072
Branch Banking & Trust Co., Subordinated, FRN, 0.59%, 9/13/16Δ	1,000,000	988,139
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	2,000,000	2,093,080
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Sr. Unsecured, FRN, 0.75%, 3/18/16Δ	725,000	728,310
Fifth Third Bancorp, Subordinated, FRN, 0.69%, 12/20/16Δ	3,000,000	2,942,406
KeyBank N.A., Subordinated, BKNT, 5.80%, 7/01/14	2,000,000	2,092,251
KeyBank N.A., Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,104,839
National City Bank, Subordinated, FRN, 0.62%, 12/15/16Δ	2,000,000	1,977,831
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,057,997
PNC Funding Corp., Bank Guaranteed, 3.63%, 2/08/15	1,000,000	1,044,100
Royal Bank of Canada, Sr. Unsecured, FRN, 0.64%, 3/08/16Δ	700,000	701,359
SunTrust Banks, Inc., Sr. Unsecured, 3.60%, 4/15/16	3,000,000	3,178,314
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	261,942
Wells Fargo & Co., Sr. Unsecured, MTN, FRN, 0.79%, 7/20/16Δ	1,705,000	1,703,211

TOTAL COMMERCIAL BANKS		$24,848,033

COMMERCIAL FINANCE – 1.1%
General Electric Capital Corp., Sr. Unsecured, MTN, FRN, 0.54%, 8/07/18Δ	2,000,000	1,963,172

CONSUMER FINANCE – 2.8%
American Express Co., Sr. Unsecured, FRN, 0.86%, 5/22/18Δ	2,000,000	2,001,402
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	263,117
Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	683,838
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,000,000	1,016,926
Capital One Financial Corp., Sr. Unsecured, 1.00%, 11/06/15	150,000	148,834

Description	Par Value	Value
SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13	$1,000,000	$1,005,068

TOTAL CONSUMER FINANCE		$5,119,185

DIVERSIFIED FINANCIAL SERVICES – 5.2%
Bank of America Corp., Sr. Unsecured, MTN, 1.34%, 3/22/18Δ	2,500,000	2,499,413
Citigroup, Inc., Sr. Unsecured, 1.70%, 7/25/16	2,200,000	2,200,575
JPMorgan Chase & Co., Sr. Unsecured, 3.70%, 1/20/15	1,000,000	1,043,879
JPMorgan Chase & Co., Sr. Unsecured, FRN, 1.17%, 1/25/18Δ	2,000,000	2,012,344
JPMorgan Chase & Co., Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,000,952
JPMorgan Chase Capital XXIII, Limited Guarantee, FRN, 1.26%, 5/15/47Δ	1,000,000	769,563

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,526,726

ELECTRIC – 5.4%
CMS Energy Corp., Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,126,680
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	121,811
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	2,000,000	2,060,052
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,151,861
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17#	2,000,000	2,303,936
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,033,148

TOTAL ELECTRIC		$9,797,488

ELECTRONICS – 0.6%
Agilent Technologies, Inc., Sr. Unsecured, 5.50%, 9/14/15	1,000,000	1,090,862

ENVIORNMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,141,307

FOOD PRODUCTS – 4.1%
General Mills, Inc., Sr. Unsecured, FRN, 0.56%, 1/29/16Δ	500,000	500,932
Kellogg Co., Sr. Unsecured, 1.13%, 5/15/15	1,000,000	1,007,915
McCormick & Co., Inc., Sr. Unsecured, 5.20%, 12/15/15	2,000,000	2,204,100
Mondelez International, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,144,903
WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14•,Ω	1,500,000	1,538,270

TOTAL FOOD PRODUCTS		$7,396,120

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	123

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
FOREST PRODUCTS & PAPER – 1.4%
International Paper Co., Sr. Unsecured, 5.25%, 4/01/16	$2,250,000	$2,462,150

HEALTH CARE PROVIDERS & SERVICES – 3.3%
Quest Diagnostics, Inc., Company Guaranteed, FRN, 1.12%, 3/24/14Δ	2,000,000	2,007,793
UnitedHealth Group, Inc., Sr. Unsecured, 0.85%, 10/15/15	2,000,000	2,005,812
WellPoint, Inc., Sr. Unsecured, 2.38%, 2/15/17	2,000,000	2,037,755

TOTAL HEALTH CARE PROVIDERS & SERVICES		$6,051,360

HOME FURNISHINGS – 1.2%
Whirlpool Corp., Sr. Unsecured, MTN, 8.60%, 5/01/14	2,000,000	2,115,178

INSURANCE – 5.6%
American International Group, Inc., Sr. Unsecured, 3.80%, 3/22/17	2,000,000	2,127,959
Aon Corp., Company Guaranteed, 3.50%, 9/30/15	2,730,000	2,867,426
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.50%, 10/15/16	1,646,000	1,837,028
Jefferson-Pilot Corp., Sr. Unsecured, 4.75%, 1/30/14	1,000,000	1,019,489
Prudential Financial, Inc., Sr. Unsecured, GMTN, 5.50%, 3/15/16	1,000,000	1,106,980
WR Berkley Corp., Sr. Unsecured, 5.60%, 5/15/15	1,150,000	1,226,584

TOTAL INSURANCE		$10,185,466

IRON/STEEL – 0.5%
Cliffs Natural Resources, Inc., Sr. Unsecured, 3.95%, 1/15/18#	885,000	857,255

MEDIA – 10.0%
COX Communications, Inc., Sr. Unsecured, 5.45%, 12/15/14	2,000,000	2,127,143
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.55%, 3/15/15	2,000,000	2,078,471
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,099,098
NBCUniversal Enterprise, Inc., Company Guaranteed, FRN, 0.81%, 4/15/16Δ,•,Ω	630,000	632,760
NBCUniversal Media LLC, Company Guaranteed, 2.88%, 4/01/16	730,000	767,391
News America, Inc., Company Guaranteed, 5.30%, 12/15/14	2,000,000	2,124,217
TCI Communications, Inc., Sr. Unsecured, 8.75%, 8/01/15	2,000,000	2,308,517

Description	Par Value	Value
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	$1,000,000	$1,042,498
Time Warner Cos, Inc., Company Guaranteed, 7.25%, 10/15/17	2,000,000	2,421,248
Viacom, Inc., Sr. Unsecured, 1.25%, 2/27/15	300,000	302,014
Viacom, Inc., Sr. Unsecured, 6.13%, 10/05/17	2,000,000	2,314,290

TOTAL MEDIA		$18,217,647

MISCELLANEOUS MANUFACTURING – 1.5%
Eaton Corp., Company Guaranteed, 0.95%, 11/02/15•,Ω	2,000,000	2,002,377
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	613,000	660,048
TOTAL MISCELLANEOUS MANUFACTURING		$2,662,425

OIL & GAS – 8.6%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	1,000,000	1,041,707
BP Capital Markets PLC, Company Guaranteed, 0.70%, 11/06/15	2,000,000	1,995,636
Diamond Offshore Drilling, Inc., Sr. Unsecured, 5.15%, 9/01/14	1,000,000	1,047,931
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,078,365
Hess Corp., Sr. Unsecured, 7.00%, 2/15/14	1,390,000	1,437,775
Husky Energy, Inc., Sr. Unsecured, 5.90%, 6/15/14	1,210,000	1,263,020
Husky Energy, Inc., Sr. Unsecured, 6.20%, 9/15/17	275,000	312,992
Marathon Oil Corp., Sr. Unsecured, 0.90%, 11/01/15	1,810,000	1,808,947
Petrobras Global Finance BV, Company Guaranteed, 2.00%, 5/20/16	285,000	282,702
Phillips 66, Company Guaranteed, 1.95%, 3/05/15	1,000,000	1,017,797
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,041,017
Pioneer Natural Resources Co., Sr. Unsecured, 6.65%, 3/15/17	1,000,000	1,153,634
Valero Energy Corp., Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,106,361

TOTAL OIL & GAS		$15,587,884

PHARMACEUTICALS – 2.0%
AbbVie, Inc., Company Guaranteed, 1.20%, 11/06/15•,Ω	2,700,000	2,717,037
Zoetis, Inc., Sr. Unsecured, 1.15%, 2/01/16•,	1,000,000	1,002,747

TOTAL PHARMACEUTICALS		$3,719,784

PIPELINES – 3.5%
Energy Transfer Partners LP, Sr. Unsecured, 5.95%, 2/01/15	1,000,000	1,071,022

July 31, 2013 (unaudited)

124	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
Enterprise Products Operating LLC, Company Guaranteed, 3.70%, 6/01/15	$2,500,000	$2,625,456
Kinder Morgan Energy Partners LP, Sr. Unsecured, 5.63%, 2/15/15	2,500,000	2,685,731

TOTAL PIPELINES		$6,382,209

REAL ESTATE INVESTMENT TRUSTS – 6.0%

Boston Properties LP, Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,078,977
Digital Realty Trust LP, Company Guaranteed, 4.50%, 7/15/15	2,000,000	2,105,613
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	3,000,000	3,029,694
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,021,000	2,006,086
ProLogis LP, Company Guaranteed, 6.13%, 12/01/16	1,000,000	1,130,610
Simon Property Group LP, Sr. Unsecured, 5.10%, 6/15/15	1,325,000	1,434,243
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	112,000	117,426

TOTAL REAL ESTATE INVESTMENT TRUSTS		$10,902,649

RETAIL – 1.1%

Walgreen Co., Sr. Unsecured, 1.00%, 3/13/15	1,000,000	1,003,403
Walgreen Co., Sr. Unsecured, 1.80%, 9/15/17	750,000	749,698
Wal-Mart Stores Pass-Through Trust 1994,Series A-2, Pass-Through Certificates, 8.85%, 1/02/15	219,302	232,597

TOTAL RETAIL		$1,985,698

SOFTWARE – 0.8%
Symantec Corp., Sr. Unsecured, 2.75%, 9/15/15	1,415,000	1,460,989

TELECOMMUNICATIONS –1.6%

AT&T, Inc., Sr. Unsecured, FRN, 0.66%, 2/12/16Δ	3,000,000	3,006,477

TRANSPORTATION – 2.5%

CSX Corp., Sr. Unsecured, 6.25%, 4/01/15	265,000	288,720
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,063,633
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	2,200,000	2,227,079

TOTAL TRANSPORTATION		$4,579,432

TOTAL CORPORATE BONDS (COST $176,004,431)		$176,770,561

U.S. TREASURY – 0.2%

U.S. TREASURY NOTES – 0.2%

0.25%, 3/31/15	100,000	100,008

Description	Par Value	Value
0.38%, 6/30/15	$320,000	$320,481
1.75%, 5/15/23#	10,000	9,286

TOTAL U.S. TREASURY NOTES		$429,775

TOTAL U.S. TREASURY (COST $430,131)		$429,775

	Number of Shares
MONEY MARKET FUND – 0.1%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	93,157	$93,157

TOTAL MONEY MARKET FUND (COST $93,157)		$93,157

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $181,025,008)		$181,654,346

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.8%

REPURCHASE AGREEMENTS – 1.8%

Citigroup Global Markets, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,000,003 collateralized by U.S. Government Securities 1.85% to 7.50%, maturing 12/15/17 to 07/15/53; total market value of $ 1,020,000.	$1,000,000	$1,000,000
HSBC Securities USA, Inc., 0.08%, dated 07/31/13, due 08/01/13, repurchase price $ 1,000,002, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 10/15/13 to 03/17/31; total market value of $ 1,020,001.	1,000,000	1,000,000
Mizuho Securities USA, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.55% to 7.00%, maturing 01/24/20 to 07/01/43; total market value of $1,020,000	1,000,000	1,000,000
RBS Securities, Inc., 0.06%, dated 07/31/13, due 08/01/13, repurchase price $285,798, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/15 to 02/15/43; total market value of $291,515.	285,798	285,798

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,285,798)		$3,285,798

TOTAL INVESTMENTS – 101.6% (COST $184,310,806)		$184,940,144
COLLATERAL FOR SECURITIES ON LOAN – (1.8%)		(3,285,798)
OTHER ASSETS LESS LIABILITIES – 0.2%		394,043

TOTAL NET ASSETS – 100.0%		$182,048,389

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	125

Wilmington Short-Term Corporate Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $184,311,080. The net unrealized appreciation/(depreciation) of investments was $629,064 This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,088,483 and net unrealized depreciation from investments for those securities having an excess of cost over value of $459,419.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$63	$—	$63
Asset-Backed Security	—	604,000	—	604,000
Collateralized Mortgage Obligations	—	3,756,790	—	3,756,790
Corporate Bonds	—	176,770,561	—	176,770,561
U.S. Treasury	—	429,775	—	429,775
Money Market Fund	93,157	—	—	93,157
Repurchase Agreements	—	3,285,798	—	3,285,798

Total	$93,157	$184,846,987	$—	$184,940,144

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

126

Wilmington Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 24.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.0%
Series 1988-6, Class C, 9.05%, 6/15/19	$12,157	$13,303
Series 1989-112, Class I, 6.50%, 1/15/21	2,219	2,413
Series 1990-136, Class E, 6.00%, 4/15/21	6,368	6,920
Series 1990-141, Class D, 5.00%, 5/15/21	2,428	2,590
Series 1993-1577, Class PK, 6.50%, 9/15/23	88,925	98,371
Series 1993-1644, Class K, 6.75%, 12/15/23	76,970	85,293
Series 1994-1686, Class PJ, 5.00%, 2/15/24	11,044	11,867
Series 2004-2773, Class JD, 5.00%, 3/15/18	47,285	47,271
Series 2004-2844, Class PV, 5.00%, 8/15/15	288,227	299,249
Series 2005-2931, Class QC, 4.50%, 1/15/19	179,811	181,100
Series 2005-3062, Class LU, 5.50%, 10/15/16	2,969,677	3,173,844
Series 2005-3074, Class BG, 5.00%, 9/15/33	788,731	814,902
Series 2009-3610, Class AB, 1.40%, 12/15/14	374,088	376,690
Series 2012-K710, Class A1, 1.44%, 1/25/19	2,888,477	2,900,889
Series 2011-3799, Class GK, 2.75%, 1/15/21	349,571	365,875

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$8,380,577

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.6%
Series 1993-113, Class PK, 6.50%, 7/25/23	61,691	68,631
Series 1993-127, Class H, 6.50%, 7/25/23	59,802	66,519
Series 1993-202, Class J, 6.50%, 11/25/23	32,505	36,380
Series 1994-3, Class PL, 5.50%, 1/25/24	62,290	68,043
Series 1994-55, Class H, 7.00%, 3/25/24	65,829	74,433
Series 2002-52, Class QA, 6.00%, 7/18/32	32,848	35,680
Series 2003-3, Class BC, 5.00%, 2/25/18	1,065,720	1,135,930
Series 2003-45, Class AB, 3.75%, 5/25/33	17,257	17,569
Series 2003-74, Class VA, 5.50%, 7/25/14	843,044	854,183
Series 2003-80, Class BA, 5.00%, 5/25/31	9,092	9,092
Series 2003-80, Class CD, 5.00%, 4/25/30	10,965	10,966
Series 2007-26, Class C, 5.50%, 3/25/33	87,063	87,401
Series 2011-66, Class QE, 2.00%, 7/25/21	1,242,778	1,266,683

Description	Par Value	Value
Series 2011-71, Class DJ, 3.00%, 3/25/25	$1,574,194	$1,627,888
Series 2011-81, Class PA, 3.50%, 8/25/26	3,515,060	3,704,327

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,063,725

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 8.2%
Series 2003-10, Class PV, 5.50%, 1/20/14	621,688	627,776
Series 2005-44, Class PC, 5.00%, 12/20/33	1,506,890	1,602,880
Series 2010-17, Class K, 4.00%, 3/16/22	5,756,478	5,952,738
Series 2010-91, Class PA, 3.00%, 8/20/31	1,631,280	1,669,275

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$9,852,669

WHOLE LOAN – 1.6%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ	330,135	310,261
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 2.87%, 3/25/34Δ	269,749	259,932
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.85%, 11/25/35Δ	1,471,093	1,321,074

TOTAL WHOLE LOAN		$1,891,267

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,370,803)		$29,188,238

CORPORATE BONDS – 0.9%

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	516,313

TRANSPORTATION – 0.5%
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	518,000	598,166

TOTAL CORPORATE BONDS (COST $1,017,493)		$1,114,479

GOVERNMENT AGENCIES – 37.0%

FEDERAL HOME LOAN BANK (FHLB) – 11.2%
0.50%, 11/20/15	2,000,000	2,003,647
1.75%, 9/11/15	4,000,000	4,115,083
3.13%, 12/13/13	5,000,000	5,054,507
5.38%, 5/18/16	2,000,000	2,264,468

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$13,437,705

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 15.6%
0.50%, 5/13/16	2,000,000	1,992,813

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	127

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value
0.63%, 12/29/14	$3,000,000	$3,017,519
0.88%, 3/07/18	1,650,000	1,606,375
1.00%, 3/08/17	3,000,000	3,005,309
2.00%, 8/25/16	1,000,000	1,038,430
4.75%, 1/19/16	1,000,000	1,103,790
4.88%, 6/13/18	2,000,000	2,309,367
5.13%, 10/18/16	2,000,000	2,275,917
5.25%, 4/18/16	2,000,000	2,248,777

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$18,598,297

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.0%
0.38%, 3/16/15	4,000,000	4,008,421
0.38%, 12/21/15	3,000,000	2,994,385
0.38%, 7/05/16	2,000,000	1,985,406
0.50%, 5/27/15	3,000,000	3,012,090

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$12,000,302

SMALL BUSINESS ADMINISTRATION – 0.2%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	21,847	22,970
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	155,655	165,256
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	74,687	79,695
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	3,894	4,190
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	7,467	8,169

TOTAL SMALL BUSINESS ADMINISTRATION		$280,280

TOTAL GOVERNMENT AGENCIES (COST $43,040,448)		$44,316,584

MORTGAGE-BACKED SECURITIES – 11.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%
Pool 287773, 7.50%, 3/01/17	747	780
Pool 538733, 9.00%, 9/01/19	290	298
Pool A18401, 6.00%, 2/01/34	798,184	882,712
Pool C78010, 5.50%, 4/01/33	1,261,269	1,375,317
Pool C80328, 7.50%, 7/01/25	48,114	54,856
Pool G01425, 7.50%, 5/01/32	107,716	123,720
Pool G01831, 6.00%, 5/01/35	269,509	297,882
Pool G12709, 5.00%, 7/01/22	250,934	266,827

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,002,392

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.6%
Pool 202957, 8.00%, 8/01/21	4,071	4,473

Description	Par Value	Value
Pool 252439, 6.50%, 5/01/29	$45,097	$50,784
Pool 255933, 5.50%, 11/01/35	299,619	328,726
Pool 323419, 6.00%, 12/01/28	82,776	91,441
Pool 334593, 7.00%, 5/01/24	86,029	97,358
Pool 39862, 9.75%, 9/01/17	6,184	6,831
Pool 436746, 6.50%, 8/01/28	67,209	75,230
Pool 440401, 6.50%, 8/01/28	192,827	215,095
Pool 485678, 6.50%, 3/01/29	59,130	66,716
Pool 494375, 6.50%, 4/01/29	18,473	19,541
Pool 545051, 6.00%, 9/01/29	136,884	151,213
Pool 604867, 7.00%, 1/01/25	7,201	7,368
Pool 625596, 7.00%, 2/01/32	17,263	18,078
Pool 725418, 6.50%, 5/01/34	237,063	267,552
Pool 833143, 5.50%, 9/01/35	1,437,600	1,575,013
Pool 843323, 5.50%, 10/01/35	131,004	143,730
Pool AE2520, 3.00%, 1/01/26	539,556	557,467
Pool MA0921, 3.00%, 12/01/21	6,350,436	6,627,760

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,304,376

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 1061, 9.00%, 4/20/23	17,719	18,481
Pool 1886, 9.00%, 10/20/24	1,466	1,558
Pool 188603, 9.00%, 11/15/16	5,827	5,998
Pool 208196, 9.00%, 2/15/17	8,961	9,232
Pool 306066, 8.50%, 7/15/21	5,329	6,149
Pool 307983, 8.50%, 7/15/21	17,572	18,102
Pool 341948, 8.50%, 1/15/23	11,051	11,359
Pool 346572, 7.00%, 5/15/23	12,930	14,722
Pool 484269, 7.00%, 9/15/28	47,507	54,569
Pool 581522, 6.00%, 5/15/33	241,063	268,377
Pool 592505, 6.00%, 4/15/33	154,540	163,935
Pool 780440, 8.50%, 11/15/17	1,569	1,776

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$574,258

TOTAL MORTGAGE-BACKED SECURITIES (COST $13,377,753)		$13,881,026

MUNICIPAL BONDS – 0.2%

DEVELOPMENT – 0.1%
Miami, FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	115,000	141,816

FACILITIES – 0.1%
Tacoma City, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	105,000	105,588

TOTAL MUNICIPAL BONDS (COST $230,799)		$247,404

July 31, 2013 (unaudited)

128	PORTFOLIO OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (concluded)

Description	Par Value	Value
U.S. TREASURY – 21.9%

U.S. TREASURY INFLATION INDEXED NOTES – 3.2%
1.13%, 1/15/21	$1,100,000	$1,265,854
2.00%, 1/15/14	2,000,000	2,554,591

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$3,820,445

U.S. TREASURY NOTES – 18.7%
0.25%, 10/31/13	2,300,000	2,301,107
0.25%, 4/30/14	9,000,000	9,009,315
0.50%, 10/15/13	6,700,000	6,706,350
3.13%, 8/31/13	4,300,000	4,310,945

TOTAL U.S. TREASURY NOTES		$22,327,717

TOTAL U.S. TREASURY (COST $25,998,640)		$26,148,162

Description	Par Value	Value
MONEY MARKET FUND – 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%^	4,532,855	$4,532,855

TOTAL MONEY MARKET FUND (COST $4,532,855)		$4,532,855

TOTAL INVESTMENTS – 99.8% (COST $117,568,791)		$119,428,748
OTHER ASSETS LESS LIABILITIES – 0.2%		233,870

TOTAL NET ASSETS – 100.0%		$119,662,618

Cost of investments for Federal income tax purposes is $117,577,201. The net unrealized appreciation/(depreciation) of investments was $1,851,547. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,506,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $654,882.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$29,188,238	$—	$29,188,238
Corporate Bonds	—	1,114,479	—	1,114,479
Government Agencies	—	44,316,584	—	44,316,584
Mortgage-Backed Securities	—	13,881,026	—	13,881,026
Municipal Bonds	—	247,404	—	247,404
U.S. Treasury	—	26,148,162	—	26,148,162
Money Market Fund	4,532,855	—	—	4,532,855

Total	$4,532,855	$114,895,893	$—	$119,428,748

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

129

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.3%

ALABAMA – 0.5%

MEDICAL – 0.5%
The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,116,160

TOTAL ALABAMA		$1,116,160

ARIZONA – 1.9%

LEASE – 0.5%
City of Tucson, AZ, Certificate Participation Bonds, Public Improvements, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,104,430

WATER & SEWER – 1.4%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,404,580

TOTAL ARIZONA		$4,509,010

CALIFORNIA – 9.7%

GENERAL OBLIGATION – 1.5%
State of California, CA, GO Unlimited, Public Improvements, 5.00%, 10/01/21	3,000,000	3,510,360

HIGHER EDUCATION – 0.9%
University of California, CA, Refunding Revenue Bonds, (Series AF), 5.00%, 5/15/27	2,000,000	2,221,560

LEASE – 1.9%
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,509,200

MEDICAL – 1.2%
California Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	485,000	520,720
California Statewide Communities Development Authority, Revenue Bonds, (Series E-1), 5.00%, 5/01/17	2,000,000	2,262,800

TOTAL MEDICAL		$2,783,520

POWER – 2.1%
Southern California Public Power Authority, Refunding Revenue Bonds, (Series A), (Mead-Adelanto Project, OBG), 5.00%, 7/01/17	4,500,000	5,169,150

WATER & SEWER – 2.1%
Orange County Sanitation District, CA, Refunding Revenue Bonds, (Series B), 5.00%, 2/01/21	3,000,000	3,585,990

Description	Par Value	Value
San Diego County Water Authority, CA, Refunding Revenue Bonds, (Series A), 5.00%, 5/01/23	$1,240,000	$1,430,712

TOTAL WATER & SEWER		$5,016,702

TOTAL CALIFORNIA		$23,210,492

COLORADO – 0.9%

AIRPORT – 0.9%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,178,300

TOTAL COLORADO		$2,178,300

DELAWARE – 0.5%

GENERAL OBLIGATION – 0.5%
State of Delaware, DE, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 8/01/18	1,000,000	1,182,470

TOTAL DELAWARE		$1,182,470

DISTRICT OF COLUMBIA – 0.9%

DEDICATED TAX – 0.9%
District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	2,000,000	2,216,980

TOTAL DISTRICT OF COLUMBIA		$2,216,980

FLORIDA – 1.2%

LEASE – 1.2%
City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	2,640,000	2,878,339

TOTAL FLORIDA		$2,878,339

GEORGIA – 2.5%

GENERAL OBLIGATION – 0.9%
State of Georgia, GO Unlimited, Refunding Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,293,040

HIGHER EDUCATION – 0.9%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,114,193

MEDICAL – 0.7%
Cobb County Kennestone Hospital Authority, Refunding Revenue Bonds, 5.00%, 4/01/27	1,500,000	1,612,965

TOTAL GEORGIA		$6,020,198

ILLINOIS – 1.3%

July 31, 2013 (unaudited)

130	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
DEDICATED TAX – 1.3%
State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	$2,500,000	$3,060,925

TOTAL ILLINOIS		$3,060,925

INDIANA – 0.9%

MEDICAL – 0.9%
Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,176,300

TOTAL INDIANA		$2,176,300

LOUISIANA – 0.5%

HIGHER EDUCATION – 0.5%
Louisiana Public Facilities Authority, Revenue Bonds, University & College Improvements, (Loyola University, OBG), 5.00%, 10/01/19	1,000,000	1,159,210

TOTAL LOUISIANA		$1,159,210

MARYLAND – 1.5%

LEASE – 1.0%
County of Baltimore, MD, Certificate Participation Bonds, Public Improvements, 5.00%, 10/01/21	2,000,000	2,316,380

TRANSPORTATION – 0.5%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/17	1,000,000	1,148,730

TOTAL MARYLAND		$3,465,110

MASSACHUSETTS – 2.3%

DEDICATED TAX – 1.0%
Massachusetts Bay Transportation Authority, MA, Refunding Revenue Bonds, (Series C), 5.50%, 7/01/23	2,000,000	2,443,420

LEASE – 0.2%
Massachusetts Development Finance Agency, Revenue Bonds, University & College Improvements, (Visual & Performing Arts Project, OBG), 6.00%, 8/01/16	310,000	354,169

WATER & SEWER – 1.1%
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	2,661,614

TOTAL MASSACHUSETTS		$5,459,203

MICHIGAN – 3.5%

DEDICATED TAX – 1.7%
Michigan Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	3,500,000	4,093,075

SCHOOL DISTRICT – 1.8%
Ann Arbor School District, MI, GO Unlimited, Refunding Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,136,050

Description	Par Value	Value
Dexter Community Schools, MI, GO Unlimited, Refunding Bonds, (Q-SBLF), 5.00%, 5/01/15	$1,000,000	$1,075,370
Lansing School District, MI, GO Unlimited, Refunding Bonds, (Q-SBLF), 4.00%, 5/01/16	2,000,000	2,150,840

TOTAL SCHOOL DISTRICT		$4,362,260

TOTAL MICHIGAN		$8,455,335

NEVADA – 2.8%

DEDICATED TAX – 1.0%
County of Clark, NV, Refunding Revenue Bonds, 5.00%, 7/01/18	2,000,000	2,319,820

GENERAL OBLIGATIONS – 1.4%
County of Clark, NV, GO Limited, Refunding Bonds, (AMBAC), 5.00%, 11/01/25	1,000,000	1,104,860
Las Vegas Valley Water District, NV, GO Limited, Water Utility Improvements, (Series A), (AGM), 5.00%, 6/01/20	2,000,000	2,219,200

TOTAL GENERAL OBLIGATIONS		$3,324,060

SCHOOL DISTRICT – 0.4%
Washoe County School District, NV, GO Limited, Refunding Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,111,490

TOTAL NEVADA		$6,755,370

NEW YORK – 9.8%

DEDICATED TAX – 5.5%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, 5.00%, 11/15/21	1,960,000	2,333,654
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,751,505
New York Local Government Assistance Corp., NY, Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/19	1,500,000	1,772,580
New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,094,558
New York State Environmental Facilities Corp., Revenue Bonds, Recreational Facility Improvements, (Series A), 5.00%, 12/15/21	2,000,000	2,186,080

TOTAL DEDICATED TAX		$13,138,377

GENERAL OBLIGATIONS – 3.8%
City of New York, NY, GO Unlimited, Public Improvements, (Series D1), 5.00%, 12/01/21	1,000,000	1,134,590
City of New York, NY, GO Unlimited, Public Improvements, (Series E-1), 6.00%, 10/15/23	750,000	888,195
City of New York, NY, GO Unlimited, Refunding Bonds, (Series D), 5.00%, 8/01/19	5,000,000	5,864,500

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	131

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
County of Sullivan, NY, GO Limited, Refunding Bonds, 5.00%, 7/15/18	$1,100,000	$1,276,781

TOTAL GENERAL OBLIGATIONS		$9,164,066

LEASE – 0.5%
Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,158,250

TOTAL NEW YORK		$23,460,693

NORTH CAROLINA – 1.9%

GENERAL OBLIGATIONS – 1.3%
City of Charlotte, NC, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/22	1,000,000	1,196,070
State of North Carolina, NC, GO Unlimited, Refunding Bonds, (Series C), 5.00%, 5/01/26	1,500,000	1,763,310

TOTAL GENERAL OBLIGATIONS		$2,959,380

WATER & SEWER – 0.6%
City of Charlotte, NC, Water & Sewer System, Refunding Bonds, 5.00%, 12/01/19	1,250,000	1,500,525

TOTAL NORTH CAROLINA		$4,459,905

OHIO – 3.4%

DEDICATED TAX – 0.7%
County of Hamilton, OH, Refunding Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,682,880

GENERAL OBLIGATIONS – 1.6%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Bonds, 5.00%, 12/01/20	1,960,000	2,293,043
City of Akron, OH, GO Limited, Refunding Bonds, (AMBAC), 5.00%, 12/01/24	1,275,000	1,383,515

TOTAL GENERAL OBLIGATIONS		$3,676,558

WATER & SEWER – 1.1%
Ohio Water Development Authority, OH, Refunding Revenue Bonds, (Series C), (Water Pollution Center, OBG), 5.00%, 12/01/20	2,275,000	2,703,405

TOTAL OHIO		$8,062,843

PENNSYLVANIA – 26.2%

DEDICATED TAX – 0.6%
Sports & Exhibition Authority of Pittsburgh & Allegheny County, PA, Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,250,000	1,371,938
GENERAL OBLIGATIONS – 1.9%
City of Philadelphia, PA, GO Unlimited, Public Improvements, (CIFG), 5.00%, 8/01/23	1,000,000	1,034,470
City of Philadelphia, PA, GO Unlimited, Refunding Bonds, (Series A) 5.00%, 9/15/19	1,000,000	1,139,530

Description	Par Value	Value
5.00%, 9/15/21	$2,040,000	$2,296,530

TOTAL GENERAL OBLIGATIONS		$4,470,530

HIGHER EDUCATION – 7.1%
Huntingdon County General Authority, PA, Refunding Revenue Bonds, (Series A), (Juniata College, OBG), 5.00%, 5/01/27	1,765,000	1,840,030
Lancaster Higher Education Authority, PA, Refunding Revenue Bonds, (Franklin & Marshall College, OBG), 5.00%, 4/15/18	2,350,000	2,559,103
Montgomery County Higher Education & Health Authority, PA, Revenue Bonds, University & College Improvements, (Series FF1), (Dickinson College Project, OBG)/(CIFG) 5.00%, 5/01/19	1,420,000	1,568,049
5.00%, 5/01/20	1,490,000	1,645,347
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Drexel University, OBG), 5.00%, 5/01/18	1,000,000	1,149,340
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Bryn Mawr College, OBG), 5.00%, 12/01/17	2,400,000	2,779,056
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG), 5.00%, 1/01/23	1,620,000	1,772,636
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University & College Improvements, (Drexel University College of Medicine, OBG)/(National Reinsurance), 5.00%, 5/01/27	1,250,000	1,300,613
State Public School Building Authority, PA, Revenue Bonds, University & College Improvements, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,399,013

TOTAL HIGHER EDUCATION		$17,013,187

LEASE – 2.7%
Berks County Vocational Technical School Authority, PA, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,713,504
Philadelphia Redevelopment Authority, PA, Refunding Revenue Bonds, 5.00%, 4/15/24	3,000,000	3,253,590
Philadelphia Redevelopment Authority, PA, Revenue Bonds, Economic Improvements, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,519,695

TOTAL LEASE		$6,486,789

MEDICAL – 3.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,613,927
Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,094,440
Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG) 5.00%, 3/15/19	1,485,000	1,644,979

July 31, 2013 (unaudited)

132	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 3/15/23	$1,770,000	$1,904,396
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,384,476

TOTAL MEDICAL		$8,642,218

PRE-REFUNDED/ESCROW – 4.2%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,990,170
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,930,102

TOTAL PRE-REFUNDED /ESCROW		$9,920,272

SCHOOL DISTRICT – 3.9%
Eastern York School District, PA, GO Unlimited, School Improvements, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/24	1,200,000	1,327,356
Hamburg Area School District, PA, GO Unlimited, Refunding Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,782,874
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,019,772
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 9/01/16	1,500,000	1,675,710
School District of Philadelphia, PA, GO Unlimited, School Improvements, (Series D), (AGM State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,482,910

TOTAL SCHOOL DISTRICT		$9,288,622

TRANSPORTATION – 2.2%
Allegheny County Port Authority, PA, Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,100,960
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,570,282
Pittsburgh Public Parking Authority, PA, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,643,925

TOTAL TRANSPORTATION		$5,315,167

TOTAL PENNSYLVANIA		$62,508,723

SOUTH CAROLINA – 0.6%

GENERAL OBLIGATION – 0.6%
County of Beaufort, SC, GO Unlimited, Public Improvements, (Series B), (State Aid Withholding), 5.00%, 5/01/24	1,170,000	1,357,914

TOTAL SOUTH CAROLINA		$1,357,914

TENNESSEE – 1.3%

Description	Par Value	Value
GENERAL OBLIGATION – 0.8%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Bonds, 5.00%, 7/01/17	$1,610,000	$1,855,767

HIGHER EDUCATION – 0.5%
Tennessee School Bond Authority, TN, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 5/01/19	1,035,000	1,218,464

TOTAL TENNESSEE		$3,074,231

TEXAS – 15.0%

AIRPORT – 1.2%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,780,350

HIGHER EDUCATION – 2.9%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,535,167
Permanent University Fund, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/24	3,000,000	3,471,390

TOTAL HIGHER EDUCATION		$7,006,557

MEDICAL – 5.6%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,145,910
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,514,850
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	6,643,892

TOTAL MEDICAL		$13,304,652

SCHOOL DISTRICT – 4.2%
Frisco Independent School District, TX, GO Unlimited, Refunding Bonds, (PSF-GTD), 5.00%, 8/15/24	2,000,000	2,321,140
Mansfield Independent School District, TX, GO Unlimited, Refunding Bonds, (Series A), (PSF-GTD), 5.00%, 2/15/17	1,135,000	1,293,594
San Antonio Independent School District, TX, GO Unlimited, Refunding Bonds, (PSF-GTD), 5.00%, 8/15/21	5,000,000	5,423,900
Socorro Independent School District, TX, GO Unlimited, School Improvements, (PSF-GTD), 5.00%, 8/15/28	1,000,000	1,109,050

TOTAL SCHOOL DISTRICT		$10,147,684

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	133

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
UTILITIES – 1.1%
City Public Service Board of San Antonio, TX, Refunding Revenue Bonds, (Series D), 5.00%, 2/01/17	$2,300,000	$2,616,825

TOTAL TEXAS		$35,856,068

UTAH – 1.0%

MEDICAL – 1.0%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,025,000	1,111,817
5.00%, 5/15/26	1,200,000	1,288,920

TOTAL MEDICAL		$2,400,737

TOTAL UTAH		$2,400,737

VIRGINIA – 4.9%

GENERAL OBLIGATIONS – 1.2%
City of Virginia Beach, VA, GO Unlimited, Refunding Bonds, (Series B), (State Aid Withholding), 5.00%, 4/01/24	500,000	578,485
County of Chesterfield , VA, GO Unlimited, Refunding Bonds, (Series B), (State Aid Withholding), 5.00%, 1/01/24	850,000	985,881
County of Prince William, VA, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 8/01/27	620,000	721,618
Town of Leesburg, VA, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 1/15/24	500,000	566,275

TOTAL GENERAL OBLIGATIONS		$2,852,259

HIGHER EDUCATION – 2.1%
Virginia College Building Authority, VA, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	293,347
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,720,840

TOTAL HIGHER EDUCATION		$5,014,187

LEASE – 0.7%
Fairfax County, EDA, VA, Refunding Revenue Bonds, (Series A), (Laurel Hill Public Facilities Projects, OBG), 5.00%, 6/01/17	750,000	856,185
Henrico County, EDA, VA, Refunding Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	363,321
Virginia Public School Authority, VA, Revenue Bonds, School Improvements, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	439,376

TOTAL LEASE		$1,658,882

Description	Par Value	Value
MEDICAL – 0.4%
Fairfax County, IDA, VA, Refunding Revenue Bonds, (Inova Health System Project, OBG)
5.00%, 8/15/23	$250,000	$285,185
5.25%, 8/15/19	500,000	574,025

TOTAL MEDICAL		$859,210

WATER & SEWER – 0.5%
County of Henrico Water & Sewer Revenue, VA, Refunding Revenue Bonds, 5.00%, 5/01/24	550,000	637,340
Upper Occoquan Sewage Authority, VA, Revenue Bonds, Sewer Improvements, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	667,776

TOTAL WATER & SEWER		$1,305,116

TOTAL VIRGINIA		$11,689,654

WASHINGTON – 2.3%

DEDICATED TAX – 1.1%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,716,323

LEASE – 1.2%
Washington Economic Development Finance Authority, Revenue Bonds, Economic Improvements, (Washington Biomedical Research Properties, OBG)/(National Reinsurance)
5.00%, 6/01/23	1,510,000	1,659,460
5.25%, 6/01/21	1,000,000	1,097,350

TOTAL LEASE		$2,756,810

TOTAL WASHINGTON		$5,473,133

TOTAL MUNICIPAL BONDS (COST $229,363,220)		$232,187,303

	Number of Shares

MONEY MARKET FUND – 2.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	6,519,381	$6,519,380

TOTAL MONEY MARKET FUND (COST $6,519,381)		$6,519,380

TOTAL INVESTMENTS – 100.0% (COST $235,882,601)		$238,706,683
OTHER LIABILITIES LESS ASSETS – 0.0%		(43,493)

TOTAL NET ASSETS – 100.0%		$238,663,190

July 31, 2013 (unaudited)

134	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $235,882,601. The net unrealized appreciation/(depreciation) of investments was $2,824,082. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,642,082 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,818,000.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$232,187,303	$—	$232,187,303
Money Market Fund	6,519,380	—	—	6,519,380

Total	$6,519,380	$232,187,303	$—	$238,706,683

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

135

Wilmington Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 98.0%

MARYLAND – 98.0%

CONTINUING CARE – 1.3%
Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,248,228

GENERAL OBLIGATIONS – 36.4%
Anne Arundel County, MD, Tax Allocation, Refunding Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,265,868
Baltimore County, MD, GO Unlimited, Refunding Notes
5.00%, 11/01/18	1,000,000	1,187,330
5.00%, 2/01/25	2,200,000	2,527,206
Cecil County, MD, GO Unlimited, Public Improvements, (AGM), 4.00%, 12/01/16	1,000,000	1,104,100
Cecil County, MD, GO Unlimited, Refunding Bonds, 5.00%, 11/01/23	2,590,000	3,033,719
Charles County, MD, GO Unlimited, Refunding Bonds, 5.00%, 3/01/20	4,020,000	4,773,670
Frederick County, MD, GO Unlimited, Public Improvements, 5.00%, 5/01/25	1,600,000	1,845,808
Frederick County, MD, GO Unlimited, Refunding Bonds, 5.25%, 11/01/19	1,500,000	1,816,710
Harford County, MD, GO Unlimited, Public Improvements, 4.00%, 7/01/20	2,000,000	2,236,960
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	2,953,200
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,399,240
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A)
5.00%, 8/01/19	1,240,000	1,484,478
5.00%, 7/01/22	2,000,000	2,335,020
Prince George’s County, MD, GO Limited, Public Improvements, (Series A), 5.00%, 9/15/27	2,570,000	2,869,842
Queen Anne’s County, MD, GO Unlimited, Refunding Bonds, (National Reinsurance), 5.00%, 11/15/16	1,000,000	1,094,220
Washington Suburban Sanitary Commission, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	1,000,000	1,177,240

Description	Par Value	Value
Washington Suburban Sanitation Commission, MD, GO Unlimited, Refunding Bonds, 6.00%, 6/01/18	$1,000,000	$1,221,940

TOTAL GENERAL OBLIGATIONS		$36,326,551

HIGHER EDUCATION – 9.2%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Goucher College), 5.00%, 7/01/26	1,000,000	1,073,200
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (John Hopkins University)
5.00%, 7/01/24	2,000,000	2,299,060
5.00%, 7/01/26	3,000,000	3,362,820
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.00%, 7/01/38†,≠	1,000,000	279,800
University System, MD, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 4/01/16	2,000,000	2,178,220

TOTAL HIGHER EDUCATION		$9,193,100

LEASE – 6.6%
Maryland Economic Development Corp., Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	2,832,911
Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,177,460
Maryland Stadium Authority, MD, Refunding Revenue Bonds
5.00%, 6/15/17	1,055,000	1,205,538
5.00%, 6/15/19	1,160,000	1,360,958

TOTAL LEASE		$6,576,867

MEDICAL – 16.2%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems), 5.00%, 7/01/27	535,000	556,646
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Greater Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,101,965
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Suburban Hospital), 5.50%, 7/01/16	600,000	623,304

July 31, 2013 (unaudited)

136	PORTFOLIO OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	$1,935,000	$2,027,803
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B), (Johns Hopkins University), 5.00%, 7/01/23	2,000,000	2,369,180
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,611,750
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System)
5.00%, 7/01/19	1,000,000	1,170,280
5.00%, 7/01/22	1,000,000	1,151,230
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center), 5.00%, 7/01/17	1,745,000	1,924,438
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series B), (MedStar Health)
5.00%, 8/15/26	1,500,000	1,586,130
5.00%, 8/15/27	1,000,000	1,040,220

TOTAL MEDICAL		$16,162,946

PRE-REFUNDED/ESCROW – 5.9%
Baltimore City, MD, Revenue Bonds, Water Utility Improvements,, (Series A), (FGIC), 5.38%, 7/01/15	530,000	563,719
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Helix Health Systems, Inc.), (AMBAC), 5.00%, 7/01/27	3,630,000	4,230,075
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 5/01/19	1,000,000	1,146,150

TOTAL PRE-REFUNDED/ESCROW		$5,939,944

TRANSPORTATION – 20.3%
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,091,350
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/17	2,000,000	2,297,460

Description	Par Value	Value
5.00%, 5/01/18	$825,000	$967,816
Maryland State Department of Transportation, Revenue Bonds, Highway Improvements
5.50%, 2/01/16	1,000,000	1,122,060
5.50%, 2/01/17	1,785,000	2,064,852
Maryland State Department of Transportation, Revenue Bonds, Transit Improvements, 5.50%, 2/15/17	1,740,000	1,987,045
Maryland State Transportation Authority, Refunding Revenue Bonds, 5.00%, 7/01/18	2,500,000	2,928,800
Maryland State Transportation Authority, Revenue Bonds, Highway Improvements, 5.25%, 3/01/18	3,520,000	4,143,110
Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds
4.00%, 6/01/16	1,440,000	1,567,757
5.00%, 6/01/21	1,820,000	2,134,660

TOTAL TRANSPORTATION		$20,304,910

WATER & SEWER – 2.1%
Baltimore City, MD, Revenue Bonds, Sewer Improvements, (Series A), (WasterWater Projects), 5.00%, 7/01/22	1,810,000	2,099,365

TOTAL MARYLAND		$97,851,911

TOTAL MUNICIPAL BONDS (COST $98,230,370)		$97,851,911

	Number of Shares
MONEY MARKET FUND – 1.3%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	1,311,448	$1,311,448

TOTAL MONEY MARKET FUND (COST $1,311,448)		$1,311,448

TOTAL INVESTMENTS – 99.3% (COST $99,541,818)		$99,163,359
OTHER ASSETS LESS LIABILITIES – 0.7%		724,047

TOTAL NET ASSETS – 100.0%		$99,887,406

Cost of investments for Federal income tax purposes is $99,481,112. The net unrealized appreciation/(depreciation) of investments was $(317,753). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,295,344 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,613,097.

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	137

Wilmington Maryland Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$97,851,911	$—	$97,851,911
Money Market Fund	1,311,448	—	—	1,311,448

Total	$1,311,448	$97,851,911	$—	$99,163,359

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

138

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.6%

NEW YORK – 97.6%

DEDICATED TAX – 16.9%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/24	$1,750,000	$1,971,532
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Subseries B-2), 5.00%, 11/01/16	1,000,000	1,125,280
Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,190,640
New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), 5.00%, 4/01/16	2,000,000	2,236,400
New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,556,470
New York State Dormitory Authority, Refunding Revenue Bonds, (Series A), 5.00%, 12/15/24	2,440,000	2,806,756
New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	2,500,000	2,861,400
New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,088,130

TOTAL DEDICATED TAX		$16,836,608

GENERAL OBLIGATIONS – 11.9%
New York City, NY, GO Unlimited, Refunding Bonds, (Series B), 4.00%, 8/01/16	1,500,000	1,636,200
New York City, NY, GO Unlimited, Refunding Bonds, (Series E), 5.00%, 8/01/17	1,390,000	1,591,536
New York Municipal Bond Bank Agency, Refunding Revenue Bonds, (Subseries B1)/(AGM), 5.00%, 4/15/21	3,000,000	3,367,410
New York State, GO Unlimited, Highway Improvements, (Series E), 5.00%, 12/15/21	2,090,000	2,489,190
Onondaga County, NY, GO Unlimited, Public Improvements, 5.00%, 5/01/24	1,000,000	1,131,440
Westchester County, NY, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 10/15/17	1,425,000	1,657,888

TOTAL GENERAL OBLIGATIONS		$11,873,664

HIGHER EDUCATION – 2.2%
New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Columbia University), 5.00%, 10/01/19	1,865,000	2,238,336

Description	Par Value	Value
LEASE – 18.7%
Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/17	$1,400,000	$1,591,940
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	1,000,000	1,149,610
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,368,730
Monroe County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (Rochester School Modernization Project), 5.00%, 5/01/16	2,000,000	2,214,920
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	2,985,534
New York State Dormitory Authority, Refunding Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,133,690
New York State Urban Development Corp., Refunding Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,176,060

TOTAL LEASE		$18,620,484

MEDICAL – 4.9%
Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,050,780
New York State Dormitory Authority, Refunding Revenue Bonds, (Series A), (North Shore Long Island Jewish)
5.00%, 5/01/16	1,000,000	1,105,110
5.00%, 5/01/17	1,300,000	1,464,372
New York State Dormitory Authority, Revenue Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,220,686

TOTAL MEDICAL		$4,840,948

NOT-FOR-PROFIT – 1.1%
New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A), (Museum of Modern Art), 5.00%, 4/01/15	1,000,000	1,076,860

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	139

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
PRE-REFUNDED/ESCROW – 4.4%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	$3,500,000	$4,374,125

SCHOOL DISTRICT – 20.0%
Arlington Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 12/15/25	1,295,000	1,450,555
Byram Hills Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 11/15/17	1,000,000	1,167,630
East Meadow Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 4.00%, 8/15/18	1,385,000	1,552,405
Greece Central School District, NY, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,150,870
New Rochelle City School District, NY, GO Limited, Refunding Bonds, (State Aid Withholding)
4.00%, 9/01/16	1,000,000	1,100,250
5.00%, 9/01/17	1,530,000	1,771,587
New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	2,000,000	2,263,720
New York State Dormitory Authority, Refunding Revenue Bonds, (Series F), (AGM State Aid Withholding), 5.00%, 10/01/27	1,720,000	1,843,307
New York State Dormitory Authority, Revenue Bonds, School Improvements, (Series C), (State Aid Withholding
5.00%, 10/01/25	2,160,000	2,386,865
7.25%, 10/01/28	3,000,000	3,617,040
Pittsford Central School District, NY, GO Unlimited, Refunding Bonds, (Series B), (State Aid Withholding), 5.00%, 12/15/24	1,390,000	1,590,438

TOTAL SCHOOL DISTRICT		$19,894,667

TRANSPORTATION – 7.9%
Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,132,500
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B)
5.00%, 11/15/25	1,000,000	1,135,220

Description	Par Value	Value
5.00%, 11/15/28	$1,500,000	$1,643,985
Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Highway Improvements, (Series A), 5.00%, 11/15/20	2,070,000	2,451,625
Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Highway Improvements, (Series C), 5.00%, 11/15/25	1,350,000	1,525,068

TOTAL TRANSPORTATION		$7,888,398

WATER & SEWER – 9.6%
New York City, NY, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	5,519,850
New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.00%, 6/15/17	1,020,000	1,177,029
New York State Environmental Facilities Corp., Refunding Revenue Bonds, (Series B), 5.00%, 8/15/16	1,235,000	1,397,020
New York State Environmental Facilities Corp., Revenue Bonds, Water Utility Improvements, (Series B), 5.00%, 11/15/18	1,450,000	1,503,534

TOTAL WATER & SEWER		$9,597,433

TOTAL NEW YORK		$97,241,523

TOTAL MUNICIPAL BONDS (COST $96,242,963)		$97,241,523

	Number of Shares
MONEY MARKET FUND – 1.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	1,537,466	$1,537,466

TOTAL MONEY MARKET FUND (COST $1,537,466)		$1,537,466

TOTAL INVESTMENTS – 99.2% (COST $97,780,429)		$98,778,989
OTHER ASSETS LESS LIABILITIES – 0.8%		815,673

TOTAL NET ASSETS – 100.0%		$99,594,662

Cost of investments for Federal income tax purposes is $97,718,126. The net unrealized appreciation/(depreciation) of investments was $1,060,863. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,925,884 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,865,021.

July 31, 2013 (unaudited)

140	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$97,241,523	$—	$97,241,523
Money Market Fund	1,537,466	—	—	1,537,466

Total	$1,537,466	$97,241,523	$—	$98,778,989

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

141

NOTES TO PORTFOLIOS OF INVESTMENTS - FIXED INCOME AND MUNICIPAL FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Broad Market Bond Fund	$10,606,753	4.1%
Intermediate-Term Bond Fund	3,754,129	2.0%
Short-Term Corporate Bond Fund	11,272,268	6.2%

•

Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Broad Market Bond Fund
AbbVie, Inc.	11/05/2012	$455,234	$438,299
Crown Castle Towers LLC	07/29/2010	1,000,000	1,072,794
Crown Castle Towers LLC	08/04/2010	1,003,370	1,072,794
Daimler Finance North America LLC	09/07/2011	247,588	258,225
Eaton Corp.	11/14/2012	398,752	371,585
Eaton Corp.	11/14/2012	249,160	234,222
Extended Stay America Trust	01/25/2013	797,998	768,062
FMR LLC	10/28/2009	997,720	1,145,175
General Motors Financial Co., Inc.	08/13/2012	300,000	315,750
General Motors Financial Co., Inc.	05/08/2013	600,000	604,500
Harley-Davidson Funding Corp.	11/19/2009	499,195	532,295
Hyundai Capital America	12/01/2011	248,878	261,415
Hyundai Capital America	09/24/2012	249,855	249,825
Hyundai Capital Services, Inc.	03/06/2012	249,073	256,772
LA Arena Funding LLC	04/23/1999	1,147,175	1,252,745
NBCUniversal Enterprise, Inc.	03/20/2013	420,475	421,840
SLM Private Education Loan Trust	04/14/2011	451,916	453,000
WM Wrigley Jr. Co.	06/21/2010	499,485	512,757
Zoetis, Inc.	01/16/2013	397,072	384,698

			$10,606,753	4.1%

Intermediate-Term Bond Fund
AbbVie, Inc.	11/13/2012	250,818	251,578
AbbVie, Inc.	11/05/2012	199,582	198,616
AbbVie, Inc.	11/06/2012	302,553	297,923
COX Communications, Inc.	04/24/2013	238,944	214,845
Eaton Corp.	11/14/2012	174,412	163,956
Eaton Corp.	11/15/2012	324,412	304,488
General Motors Financial Co., Inc.	08/13/2012	250,000	263,125
General Motors Financial Co., Inc.	05/07/2013	300,000	302,250
Hyundai Capital America	09/24/2012	329,809	329,769
Hyundai Capital America	09/25/2012	496,015	494,654
SLM Private Education Loan Trust	04/14/2011	451,916	453,000
Zoetis, Inc.	02/01/2013	501,170	479,925

			$3,754,129	2.0%

July 31, 2013 (unaudited)

142	Notes to Portfolios of Investments - Fixed Income and Municipal Funds

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Short-Term Corporate Bond Fund
AbbVie, Inc.	11/05/2012	2,198,526	2,213,882
AbbVie, Inc.	06/14/2013	502,650	503,155
Daimler Finance North America LLC	01/08/2013	1,000,000	1,003,646
Eaton Corp.	11/14/2012	749,348	750,891
Eaton Corp.	01/09/2013	1,255,250	1,251,486
Extended Stay America Trust	01/25/2013	503,736	484,839
General Motors Financial Co., Inc.	08/13/2012	200,000	210,500
General Motors Financial Co., Inc.	05/08/2013	560,000	564,200
Hyundai Capital America	09/24/2012	249,855	249,825
Hyundai Motor Manufacturing Czech	04/15/2010	249,248	262,067
NBCUniversal Enterprise, Inc.	03/20/2013	630,712	632,760
SLM Private Education Loan Trust	04/14/2011	602,554	604,000
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,538,270
Zoetis, Inc.	01/17/2013	399,892	401,099
Zoetis, Inc.	05/22/2013	604,524	601,648

			$11,272,268	6.2%

^	7-Day net yield.
†	Security is in default.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
≠	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
S	All or a portion of this security was segregated for extended settlement contracts.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal

AMBAC – American Bond Assurance Corporation

BKNT – Bank Note

CAPMAC – Capital Markets Assurance Corporation

CIFG – IXIS Financial Guarantee

CMBS – Commercial Mortgage Backed Securities

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FGIC – Financial Guarantee Insurance Company

FNMA – Federal National Mortgage Association

FRN – Float Rate Note

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

IDA – Industrial Development Authority/Agency

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

OBG – Obligation

PLC – Public Company Limited

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

REIT – Real Estate Investment Trust

TBA – To Be Announced

UPMC – University of Pittsburgh Medical Center

July 31, 2013 (unaudited)

143

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 8.1%[t]
Chariot Funding LLC
0.30%, 2/14/14•,Ω	$25,000,000	$24,958,958
0.30%, 4/04/14•,Ω	50,000,000	49,897,500
0.32%, 2/10/14•,Ω	25,000,000	24,957,111
MetLife Short Term Fund LLC
0.16%, 10/07/13•,Ω	35,000,000	34,989,578
0.16%, 10/15/13•,Ω	15,000,000	14,995,000
0.17%, 8/01/13•,Ω	50,000,000	50,000,000
Old Line Funding LLC, 0.25%, 10/03/13•,Ω	50,000,000	49,978,125
Thunder Bay Funding LLC, 0.25%, 10/02/13•,Ω	50,000,000	49,978,472

TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $299,754,744)		$299,754,744

CERTIFICATE OF DEPOSIT – 10.8%
Bank Of Montreal, CHl
0.16%, 8/20/13	50,000,000	50,000,000
0.16%, 8/27/13	50,000,000	50,000,000
Bank of Nova Scotia, HOU
0.21%, 1/29/14	50,000,000	50,000,000
0.23%, 9/11/13	50,000,000	50,000,000
Toronto Dominion Bank, NY, 0.22%, 8/12/13	100,000,000	100,000,000
Wells Fargo Bank, NA, 0.18%, 11/07/13	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT (COST $400,000,000)		$400,000,000

FINANCIAL COMPANY COMMERCIAL PAPER – 12.1%[t]
Australia & New Zealand Banking Group Ltd., 0.17%, 8/29/13•,Ω	100,000,000	99,987,167
Commonwealth Bank of Australia
0.23%, 12/16/13•,Ω	50,000,000	49,956,236
0.23%, 2/24/14•,Ω	50,000,000	50,000,000
JPMorgan Chase & Co.
0.30%, 8/06/13	50,000,000	49,997,917
0.35%, 2/03/14•,Ω	50,000,000	49,909,583
National Australia Funding, 0.16%, 8/05/13•,Ω	100,000,000	99,998,222
Pacific Life Insurance, 0.10%, 8/05/13•,Ω	47,600,000	47,599,471

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $447,448,596)		$447,448,596

Description	Par Value	Value
MUNICIPAL COMMERCIAL PAPER – 1.8%[t]
City of San Antonio, TX, 0.17%, 10/10/13	$17,460,000	$17,460,000
University of California, 0.19%, 10/24/13	50,000,000	49,977,833

TOTAL MUNICIPAL COMMERCIAL PAPER (COST $67,437,833)		$67,437,833

MUNICIPAL NOTES & BONDS – 19.0%
City of Valdez, AK, Refunding Revenue Bonds, (Series B) Daily VRDNs, (Pipeline Co. Project, OBG), 0.05%, 8/01/13	36,310,000	36,310,000
Commonwealth of Massachusetts, GO Unlimited Bonds, (Series A) Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.05%, 8/01/13	40,510,000	40,510,000
Connecticut State Health and Educational Facilities Authority, Revenue Bonds, (Series T-2) Weekly VRDNs, (Yale University, OBG), 0.04%, 8/07/13	39,250,000	39,250,000
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds, Weekly VRDNs, (Air Products, OBG), 0.04%, 8/07/13	19,000,000	19,000,000
Loudoun County Industrial Development Authority, VA, Revenue Bonds, (Series B) Weekly VRDNs, (Howard Hughes Medical Institute, OBG), 0.03%, 8/07/13	65,000,000	65,000,000
Lower Neches Valley Authority Industrial Development Corp., TX, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil, OBG), 0.04%, 8/01/13	47,925,000	47,925,000
Mississippi Business Finance Corp., Revenue Bonds, (Series C) Daily VRDNs, (Chevron Corp., OBG), 0.04%, 8/01/13	27,900,000	27,900,000
Mississippi Business Finance Corp., Revenue Bonds, (Series G) Daily VRDNs, (Chevron Corp., OBG), 0.05%, 8/01/13	28,150,000	28,150,000
Mississippi Business Finance Corp., Revenue Bonds, (Series L) Daily VRDNs, (Chevron Corp., OBG), 0.05%, 8/01/13	28,200,000	28,200,000
New York City Water & Sewer System, Refunding Revenue Bonds, (Subseries B-1) Daily VRDNs, (U.S. Bank N.A., SPA), 0.05%, 8/01/13	36,240,000	36,240,000
Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series 2005C-1) Weekly VRDNs, (Emory University, OBG), 0.04%, 8/07/13	49,150,000	49,150,000

July 31, 2013 (unaudited)

144	PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series 2005C-5) Weekly VRDNs, (Emory University, OBG), 0.04%, 8/07/13	$50,000,000	$50,000,000
State of Texas, GO Unlimited Bonds, (Series B) Weekly VRDNs, (Multi-Mode Mobility Fund, OBG), 0.05%, 8/07/13	40,405,000	40,405,000
State of Texas, GO Unlimited Bonds, Weekly VRDNs, (Veterans Housing Assistance, OBG), (JPMorgan Chase, SPA), 0.09%, 8/07/13	35,745,000	35,745,000
University of Michigan, Refunding Revenue Bonds, (Series B), Weekly VRDNs (U.S. Bank, N.A., SPA), 0.03%, 8/07/13	60,000,000	60,000,000
University of Texas, System, Refunding Revenue Bonds, (Series B), Weekly VRDNs,, 0.03%, 8/07/13	96,770,000	96,770,000

TOTAL MUNICIPAL NOTES & BONDS (COST $700,555,000)		$700,555,000

OTHER COMMERCIAL PAPER – 35.6%[t]
ABB Treasury Center USA
0.20%, 9/10/13•,Ω	35,000,000	34,992,222
0.21%, 8/19/13•,Ω	25,000,000	24,997,375
American Honda Finance Corp., 0.14%, 9/23/13	50,000,000	49,989,694
Baker Hughes, Inc., 0.10%, 8/01/13•,Ω	30,000,000	30,000,000
BASF SE, 0.13%, 9/12/13•,Ω	50,000,000	49,992,417
BHP Billiton Finance Ltd., 0.10%, 8/20/13•,Ω	50,000,000	49,997,361
BMW US Capital LLC
0.10%, 8/09/13•,Ω	30,000,000	29,999,333
0.16%, 8/20/13•,Ω	40,000,000	39,996,622
0.20%, 10/21/13•,Ω	30,000,000	29,986,500
Coca Cola Co.
0.16%, 8/01/13•,Ω	50,000,000	50,000,000
0.16%, 8/05/13•,Ω	50,000,000	49,999,111
CPPIB Capital, Inc., 0.15%, 10/23/13•,Ω	100,000,000	99,965,417
E.I. duPont de Nemours & Co., 0.06%, 8/05/13•,Ω	45,000,000	44,999,700
General Electric Co., 0.09%, 9/24/13	100,000,000	99,986,500
GlaxoSmithKline Finance PLC
0.13%, 8/20/13•,Ω	50,000,000	49,996,569
0.15%, 9/03/13•,Ω	50,000,000	49,993,125
Motiva Enterprises LLC, 0.13%, 8/09/13	22,000,000	21,999,365

Description	Par Value	Value
Nestle Capital Corp., 0.12%, 8/15/13•,Ω	$100,000,000	$99,995,333
Parker-Hannifin Corp.
0.10%, 8/14/13•,Ω	25,000,000	24,999,097
0.10%, 9/09/13•,Ω	25,000,000	24,997,292
0.13%, 8/01/13•,Ω	16,300,000	16,300,000
Philip Morris International, Inc.
0.11%, 8/12/13•,Ω	35,000,000	34,998,824
0.11%, 8/13/13•,Ω	50,000,000	49,998,167
Province of Ontario
0.11%, 8/30/13	30,032,000	30,029,339
0.16%, 1/08/14	25,000,000	24,982,222
Sanofi-Aventis, 0.14%, 9/25/13•,Ω	100,000,000	99,978,611
Toyota Motor Credit Corp.
0.16%, 10/10/13	50,000,000	49,984,445
0.20%, 11/22/13	25,000,000	24,984,306
0.25%, 12/18/13	25,000,000	24,975,868

TOTAL OTHER COMMERCIAL PAPER (COST $1,313,114,815)		$1,313,114,815

U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.1%
Federal Home Loan Bank, 0.08%, 9/04/13Δ	25,000,000	25,000,000
Federal Home Loan Mortgage Corporation
0.13%, 9/13/13Δ	75,000,000	74,998,583
0.14%, 12/20/13‡	75,000,000	74,958,875
0.15%, 9/05/13‡	25,000,000	24,996,354
Federal National Mortgage Association, 0.16%, 11/08/13Δ	60,200,000	60,196,795

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $260,150,607)		$260,150,607

U.S. TREASURY OBLIGATIONS – 3.4%

U.S. TREASURY NOTES – 3.4%
0.75%, 12/15/13	25,000,000	25,060,147
1.88%, 4/30/14	50,000,000	50,635,416
4.25%, 8/15/13	50,000,000	50,079,022

TOTAL U.S. TREASURY OBLIGATIONS (COST $125,774,585)		$125,774,585

REPURCHASE AGREEMENTS – 2.1%
Credit Suisse First Boston LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $26,000,036, collateralized by a U.S. Treasury Security 1.75%, maturing 01/31/14; total market value of $26,523,857.	26,000,000	26,000,000

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	145

Wilmington Prime Money Market Fund (concluded)

Description	Par Value	Value
TD Securities, Inc., 0.07%, dated 07/31/13,due 08/01/13, repurchase price $50,000,097, collateralized by U.S. Treasury Securities 0.50% to 1.25%, maturing 08/15/14 to 02/29/20; total market value of $51,000,069.	$50,000,000	$50,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $76,000,000)		$76,000,000

Value
TOTAL INVESTMENTS – 100.0%
(COST $3,690,236,180)	$3,690,236,180
OTHER ASSETS LESS LIABILITIES – 0.0%**	1,460,826

TOTAL NET ASSETS – 100.0%	$3,691,697,006

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$299,754,744	$—	$299,754,744
Certificate of Deposit	—	400,000,000	—	400,000,000
Financial Company Commercial Paper	—	447,448,596	—	447,448,596
Municipal Commercial Paper	—	67,437,833	—	67,437,833
Municipal Notes & Bonds	—	700,555,000	—	700,555,000
Other Commercial Paper	—	1,313,114,815	—	1,313,114,815
U.S. Government Agency Obligations	—	260,150,607	—	260,150,607
U.S. Treasury Obligations	—	125,774,585	—	125,774,585
Repurchase Agreements	—	76,000,000	—	76,000,000

Total	$—	$3,690,236,180	$—	$3,690,236,180

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

146

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 75.1%

FEDERAL FARM CREDIT BANK (FFCB) – 3.2%
0.04%, 8/09/13‡	$25,000,000	$24,999,778
0.09%, 10/03/13Δ	50,000,000	49,995,487
0.09%, 1/27/14‡	15,000,000	14,993,287
0.13%, 8/06/13‡	25,000,000	24,999,479
0.21%, 8/22/13Δ	16,750,000	16,750,647

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$131,738,678

FEDERAL HOME LOAN BANK (FHLB) – 30.1%
0.07%, 8/14/13‡	70,000,000	69,998,231
0.08%, 8/21/13‡	50,000,000	49,997,778
0.08%, 9/04/13Δ	25,000,000	25,000,000
0.09%, 1/24/14‡	82,200,000	82,163,832
0.09%, 1/29/14‡	50,000,000	49,977,375
0.10%, 8/16/13‡	150,000,000	149,993,333
0.10%, 10/25/13‡	75,000,000	74,982,292
0.10%, 10/25/13	50,000,000	49,998,617
0.10%, 11/20/13	45,000,000	44,998,989
0.11%, 8/01/13	50,000,000	50,000,000
0.11%, 9/25/13‡	50,000,000	49,991,597
0.11%, 10/16/13‡	25,000,000	24,994,326
0.11%, 10/18/13‡	25,000,000	24,994,177
0.11%, 10/23/13‡	50,000,000	49,987,896
0.13%, 12/20/13‡	50,000,000	49,974,542
0.13%, 2/05/14Δ	100,000,000	100,000,000
0.13%, 2/28/14Δ	100,000,000	99,994,271
0.13%, 5/15/14Δ	50,000,000	50,000,000
0.13%, 6/06/14Δ	50,000,000	50,000,000
0.14%, 8/28/13	50,000,000	49,999,165
0.50%, 8/28/13	18,000,000	18,005,543
4.50%, 9/16/13	25,000,000	25,137,758

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,240,189,722

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 21.1%
0.07%, 8/02/13‡	39,300,000	39,299,924
0.07%, 8/06/13‡	50,000,000	49,999,514
0.09%, 1/27/14‡	48,896,000	48,874,119
0.09%, 2/05/14‡	50,000,000	49,976,500
0.10%, 10/21/13‡	100,000,000	99,977,500
0.10%, 10/28/13‡	50,000,000	49,987,778
0.11%, 1/13/14‡	75,000,000	74,963,562

Description	Par Value	Value
0.12%, 8/05/13‡	$25,000,000	$24,999,681
0.12%, 8/19/13‡	50,000,000	49,997,000
0.12%, 12/09/13‡	118,985,000	118,935,445
0.12%, 1/06/14‡	28,814,000	28,799,457
0.13%, 9/09/13‡	50,000,000	49,992,958
0.13%, 9/13/13Δ	159,785,000	159,785,455
0.16%, 11/04/13Δ	25,000,000	24,999,563

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$870,588,456

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 20.7%
0.07%, 8/14/13‡	70,000,000	69,998,231
0.07%, 8/28/13‡	40,000,000	39,997,900
0.08%, 9/04/13‡	36,000,000	35,997,450
0.08%, 9/18/13‡	24,000,000	23,997,440
0.08%, 1/02/14‡	17,200,000	17,194,114
0.10%, 10/16/13‡	75,000,000	74,984,167
0.10%, 11/06/13‡	120,000,000	119,969,283
0.10%, 12/04/13‡	75,000,000	74,973,958
0.11%, 10/09/13‡	82,500,000	82,483,397
0.11%, 11/01/13‡	50,000,000	49,986,583
0.12%, 8/21/13‡	50,000,000	49,996,667
0.14%, 12/18/13‡	18,400,000	18,390,054
0.15%, 9/03/13‡	25,000,000	24,996,562
0.15%, 2/03/14‡	22,517,000	22,499,549
0.16%, 11/08/13Δ	45,000,000	44,997,604
1.00%, 9/23/13	100,000,000	100,124,379

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$850,587,338

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,093,104,194)		$3,093,104,194

U.S. TREASURY OBLIGATIONS – 3.9%

U.S. TREASURY NOTES – 3.9%
0.75%, 8/15/13	75,000,000	75,019,389
0.75%, 12/15/13	35,000,000	35,084,206
4.25%, 8/15/13	50,000,000	50,079,022

TOTAL U.S. TREASURY OBLIGATIONS (COST $160,182,617)		$160,182,617

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	147

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value
REPURCHASE AGREEMENTS – 20.9%
Barclays Capital, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $55,000,107, collateralized by a U.S. Treasury Security 0.25%, maturing 12/15/15; total market value of $56,100,082.	$55,000,000	$55,000,000
Credit Suisse First Boston LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $58,000,081, collateralized by a U.S. Treasury Security 0.63%, maturing 07/15/14; total market value of $59,162,412.	58,000,000	58,000,000
Deutsche Bank Securities, Inc., 0.09%, dated 07/31/13, due 08/01/13, repurchase price $300,000,750, collateralized by U.S. Government Securities 0.00% to 4.88%, maturing 08/09/13 to 08/26/16; total market value of $306,000,830.	300,000,000	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 07/31/13, due 08/01/13, repurchase price $50,000,069, collateralized by a U.S. Treasury Security 0.13%, maturing 01/15/23; total market value of $51,000,049.	50,000,000	50,000,000
TD Securities, Inc., 0.06%, dated 07/31/13, due 08/01/13, repurchase price $300,000,500, collateralized by U.S. Treasury Securities 0.00% to 11.25%, maturing 10/24/13 to 02/15/41; total market value of $306,000,030.	300,000,000	300,000,000

Description	Par Value	Value
TD Securities, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $100,000,194, collateralized by U.S. Government & Treasury Securities 0.63% to 2.50%, maturing 07/15/16 to 05/01/28; total market value of $102,847,388.	$100,000,000	$100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $863,000,000)		$863,000,000

TOTAL INVESTMENTS – 99.9% (COST $4,116,286,811)		$4,116,286,811
OTHER ASSETS LESS LIABILITIES – 0.1%		2,299,331

TOTAL NET ASSETS – 100.0%		$4,118,586,142

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,093,104,194	$—	$3,093,104,194
U.S. Treasury Obligations	—	160,182,617	—	160,182,617
Repurchase Agreements	—	863,000,000	—	863,000,000

Total	$—	$4,116,286,811	$—	$4,116,286,811

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

148

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 57.6%

U.S. TREASURY BILL – 4.1%
0.08%, 11/14/13‡	$50,000,000	$49,988,260

U.S. TREASURY NOTES – 53.5%
0.75%, 8/15/13	50,000,000	50,012,219
4.25%, 8/15/13	75,000,000	75,120,502
0.13%, 8/31/13	125,000,000	125,002,954
0.75%, 9/15/13	75,000,000	75,058,460
0.50%, 10/15/13	50,000,000	50,041,853
0.25%, 10/31/13	25,000,000	25,010,691
2.75%, 10/31/13	25,000,000	25,164,211
0.50%, 11/15/13	50,000,000	50,057,338
0.25%, 11/30/13	45,000,000	45,018,336
0.75%, 12/15/13	75,000,000	75,186,380
1.75%, 1/31/14	50,000,000	50,411,859

TOTAL U.S. TREASURY NOTES		$646,084,803

TOTAL U.S. TREASURY OBLIGATIONS (COST $696,073,063)		$696,073,063

REPURCHASE AGREEMENTS – 42.2%
Barclays Capital, Inc., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $235,000,457, collateralized by a U.S. Treasury Security 1.50%, maturing 07/31/16; total market value of $239,956,126.	235,000,000	235,000,000

Description	Par Value	Value
Credit Suisse First Boston LLC, 0.05%, dated 07/31/13, due 08/01/13, repurchase price $69,000,096, collateralized by a U.S. Treasury Security 0.63%, maturing 07/15/14; total market value of $70,381,917.	$69,000,000	$69,000,000
Deutsche Bank Securities, Inc., 0.08%, dated 07/31/13, due 08/01/13, repurchase price $110,000,244, collateralized by U.S. Treasury Securities 0.00% to 4.38%, maturing 10/31/13 to 11/15/39; total market value of $112,200,100.	110,000,000	110,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 07/31/13, due 08/01/13, repurchase price $96,000,133, collateralized by a U.S. Treasury Security 0.88%, maturing 11/30/16; total market value of $97,920,038.	96,000,000	96,000,000

TOTAL REPURCHASE AGREEMENTS (COST $510,000,000)		$510,000,000

TOTAL INVESTMENTS – 99.8% (COST $1,206,073,063)		$1,206,073,063
OTHER ASSETS LESS LIABILITIES – 0.2%		2,220,476

TOTAL NET ASSETS – 100.0%		$1,208,293,539

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$696,073,063	$—	$696,073,063
Repurchase Agreements	—	510,000,000	—	510,000,000

Total	$—	$1,206,073,063	$—	$1,206,073,063

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

149

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 52.0%

ARIZONA – 1.6%
Salt River Agricultural Improvement & Power District, (Series C), (U.S. Bank, LIQ), 0.12%, 9/04/13	$8,400,000	$8,400,000

TOTAL ARIZONA		$8,400,000

GEORGIA – 1.8%
Private College & University Authority, 0.09%, 8/05/13	8,985,000	8,985,000

TOTAL GEORGIA		$8,985,000

ILLINOIS – 1.4%
Illinois Educational Facilities Authority, (Northern Trust, LOC), 0.18%, 9/05/13	7,083,000	7,083,000

TOTAL ILLINOIS		$7,083,000

MARYLAND – 8.2%
Johns Hopkins University, 0.08%, 8/05/13	13,700,000	13,700,000
Johns Hopkins University, (Series B), 0.09%, 9/05/13	7,700,000	7,700,000
Montgomery County, (Series 10-B), BANs, (State Street, LIQ), 0.12%, 10/16/13	20,000,000	20,000,000

TOTAL MARYLAND		$41,400,000

MICHIGAN – 2.0%
University of Michigan, (Series E)
0.09%, 8/05/13	8,305,000	8,305,000
0.09%, 8/08/13	1,960,000	1,960,000

TOTAL MICHIGAN		$10,265,000

MINNESOTA – 1.4%
Rochester Municipal Health Care Facilities, (Mayo Foundation), (Series 00-A), 0.10%, 9/04/13	7,000,000	7,000,000

TOTAL MINNESOTA		$7,000,000

MISSOURI – 4.0%
Curators of the University of Missouri, (Series A)
0.10%, 8/02/13	16,000,000	16,000,000
0.10%, 9/04/13	4,500,000	4,500,000

TOTAL MISSOURI		$20,500,000

Description	Par Value	Value
NEVADA – 2.9%
Las Vegas Valley Water District, GO, (Series 04-A), (JPMorgan Chase, LOC)
0.17%, 9/10/13	$5,000,000	$5,000,000
0.18%, 9/10/13	9,500,000	9,500,000

TOTAL NEVADA		$14,500,000

NORTH CAROLINA – 0.7%
Charlotte Water Sewer Systems, (Wells Fargo, LIQ), 0.23%, 12/09/13	3,479,000	3,479,000

TOTAL NORTH CAROLINA		$3,479,000

OHIO – 2.5%
Ohio Higher Education Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.20%, 8/01/13	3,500,000	3,500,000
Ohio Higher Education Facility Commission, (Case Western University), (Northern Trust, LIQ), 0.18%, 8/01/13	9,000,000	9,000,000

TOTAL OHIO		$12,500,000

SOUTH CAROLINA – 4.0%
South Carolina Public Service Authority, (Series A), (JPMorgan Chase, LIQ)
0.15%, 9/18/13	5,500,000	5,500,000
0.16%, 9/19/13	11,663,000	11,663,000
South Carolina State Public Service Authority, (Series B), (Wells Fargo Bank, LIQ), 0.16%, 8/07/13	3,360,000	3,360,000

TOTAL SOUTH CAROLINA		$20,523,000

TENNESSEE – 4.6%
Metropolitan Government of Nashville & Davidson County, (Series A), (State Street/CalSTRS/Calpers, LIQ), 0.18%, 8/07/13	5,000,000	5,000,000
State of Tennessee, (Series 00-A), (TN Consolidated Retirement Systems, LIQ)
0.17%, 8/07/13	6,370,000	6,370,000
0.17%, 8/08/13	12,000,000	12,000,000

TOTAL TENNESSEE		$23,370,000

TEXAS – 11.0%
City of Houston, GO, (Series E-1), 0.15%, 9/09/13	10,000,000	10,000,000

July 31, 2013 (unaudited)

150	PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
City of Houston, GO, (Series E-2), 0.16%, 8/06/13	$7,000,000	$7,000,000
City of San Antonio, (Series B), (Wells Fargo Bank, LIQ), 0.12%, 8/05/13	11,750,000	11,750,000
Texas Technical University, (Series A), 0.11%, 10/10/13	9,795,000	9,795,000
University of Texas
0.09%, 9/09/13	11,000,000	11,000,000
0.11%, 9/05/13	6,300,000	6,300,000

TOTAL TEXAS		$55,845,000

VIRGINIA – 3.9%
Rector & Visitors of the University of Virginia, (Series 03-A), 0.12%, 11/05/13	20,000,000	20,000,000

TOTAL VIRGINIA		$20,000,000

WISCONSIN – 2.0%
State of Wisconsin, (Series 05-A), (BNY Mellon, LIQ), 0.11%, 9/04/13	10,000,000	10,000,000

TOTAL WISCONSIN		$10,000,000

TOTAL COMMERCIAL PAPER (COST $263,850,000)		$263,850,000

MUNICIPAL BONDS – 9.0%

CALIFORNIA – 3.0%
City of Los Angeles, GO Unlimited Notes, (Series C), TRANs, 2.00%, 6/26/14	15,000,000	15,245,481

TOTAL CALIFORNIA		$15,245,481

IDAHO – 1.0%
State of Idaho, GO Unlimited Notes, TANs, 2.00%, 6/30/14	5,000,000	5,082,381

TOTAL IDAHO		$5,082,381

OREGON – 2.0%
State of Oregon, GO Limited Notes, (Series A), TANs, 1.50%, 7/31/14	10,000,000	10,129,500

TOTAL OREGON		$10,129,500

TEXAS – 3.0%
State of Texas, TRANs, 2.50%, 8/30/13	15,000,000	15,027,101

TOTAL TEXAS		$15,027,101
TOTAL MUNICIPAL BONDS
(COST $45,484,463)		$45,484,463

SHORT-TERM MUNICIPAL BONDS – 40.9%

DELAWARE – 7.4%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.05%, 8/01/13	16,200,000	16,200,000

Description	Par Value	Value
Delaware State Health Facilities Authority, Revenue Bonds, Weekly VRDNs, (Christiana Care Health Services, OBG), 0.04%, 8/07/13	$4,000,000	$4,000,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.06%, 8/01/13	17,555,000	17,555,000

TOTAL DELAWARE		$37,755,000

FLORIDA – 0.8%
Orange County Housing Finance Authority, Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.07%, 8/07/13	3,825,000	3,825,000

TOTAL FLORIDA		$3,825,000

ILLINOIS – 0.8%
Illinois Finance Authority, Revenue Bonds, (Series E-1), Daily VRDNs, (University of Chicago Medical Center), (JPMorgan Chase Bank N.A., LOC), 0.06%, 8/01/13	4,000,000	4,000,000
TOTAL ILLINOIS		$4,000,000

KENTUCKY – 0.9%
Shelby County, Revenue Bonds, (Series A), Daily VRDNs, (U.S. Bank N.A., LOC), 0.05%, 8/01/13	4,370,000	4,370,000

TOTAL KENTUCKY		$4,370,000

LOUISIANA – 3.4%
Louisiana Public Facilities Authority, Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG) 0.04%, 8/01/13	5,500,000	5,500,000
0.04%, 8/01/13	5,200,000	5,200,000
0.04%, 8/01/13	5,000,000	5,000,000
Louisiana Public Facilities Authority, Revenue Bonds, (Series C), Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.04%, 8/01/13	1,600,000	1,600,000

TOTAL LOUISIANA		$17,300,000

MASSACHUSETTS – 5.1%
Commonwealth of Massachusetts, GO Limited Bonds, (Series B), Daily VRDNs, (U.S Bank N.A., SPA), 0.05%, 8/01/13	12,800,000	12,800,000
Commonwealth of Massachusetts, GO Unlimited Bonds, (Series A), Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.05%, 8/01/13	7,200,000	7,200,000
Massachusetts, HEFA, Revenue Bonds, (Series J-2), Daily VRDNs, (Amherst College, OBG), 0.05%, 8/01/13	5,900,000	5,900,000

TOTAL MASSACHUSETTS		$25,900,000

MINNESOTA – 1.8%
City of Rochester, Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic OBG), 0.04%, 8/07/13	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000

July 31, 2013 (unaudited)

PORTFOLIO OF INVESTMENTS	151

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

MISSISSIPPI – 1.6%
Mississippi Business Finance Corp., Revenue Bonds, (Series D), Daily VRDNs, (Chevron Corp., OBG), 0.04%, 8/01/13	$2,500,000	$2,500,000
Mississippi Business Finance Corp., Revenue Bonds, (Series G), Daily VRDNs, (Chevron Corp., OBG), 0.04%, 8/01/13	3,000,000	3,000,000
Mississippi Business Finance Corp., Revenue Bonds, (Series I), Daily VRDNs, (Chevron Corp., OBG), 0.04%, 8/01/13	2,820,000	2,820,000

TOTAL MISSISSIPPI		$8,320,000

NEW HAMPSHIRE – 2.7%
New Hampshire, HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.04%, 8/07/13	6,000,000	6,000,000
New Hampshire, HEFA, Revenue Bonds, (Series A), Daily VRDNs, (Dartmouth College, OBG)/(JPMorgan Chase Bank N.A., SPA), 0.05%, 8/01/13	7,490,000	7,490,000

TOTAL NEW HAMPSHIRE		$13,490,000

OHIO – 2.6%
Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG), 0.05%, 8/01/13	13,415,000	13,415,000

TOTAL OHIO		$13,415,000

OKLAHOMA – 2.7%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series E), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.05%, 8/01/13	5,400,000	5,400,000
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.05%, 8/01/13	8,500,000	8,500,000

TOTAL OKLAHOMA		$13,900,000

PENNSYLVANIA – 2.0%
Geisinger Authority, Refunding Revenue Bonds, (Series B), Daily VRDNs, (Geisinger Health Systems, OBG)/U.S. Bank N.A., SPA), 0.05%, 8/01/13	4,000,000	4,000,000

Description	Par Value	Value
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(Wells Fargo Bank N.A., SPA), 0.05%, 8/01/13	$6,020,000	$6,020,000

TOTAL PENNSYLVANIA		$10,020,000

TEXAS – 7.4%
Gulf Coast Individual Development Authority, Revenue Bonds, Daily VRDNs, (Exxon Mobil Project, OBG), 0.03%, 8/01/13	12,800,000	12,800,000
Port of Arthur Navigation District Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.07%, 8/01/13	5,000,000	5,000,000
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / Calpers, SPA), 0.05%, 8/07/13	1,480,000	1,480,000
Texas Water Development Board, Revenue Bonds, (Series A), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.06%, 8/01/13	18,325,000	18,325,000

TOTAL TEXAS		$37,605,000

UTAH – 1.7%
City of Murray, Revenue Bonds, (Series C), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.05%, 8/01/13	1,000,000	1,000,000
City of Murray, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.05%, 8/01/13	7,800,000	7,800,000

TOTAL UTAH		$8,800,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $207,600,000)		$207,600,000

TOTAL INVESTMENTS – 101.9% (COST $516,934,463)		$516,934,463
OTHER LIABILITIES LESS ASSETS – (1.9%)		(9,710,257)

TOTAL NET ASSETS – 100.0%		$507,224,206

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

July 31, 2013 (unaudited)

152	PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$263,850,000	$—	$263,850,000
Municipal Bonds	—	45,484,463	—	45,484,463
Short-Term Municipal Bonds	—	207,600,000	—	207,600,000

Total	$—	$516,934,463	$—	$516,934,463

See Notes to Portfolios of Investments

July 31, 2013 (unaudited)

153

NOTES TO PORTFOLIOS OF INVESTMENTS - MONEY MARKET FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
t	Securities with discount rate at the time of purchase.
Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Prime Money Market Fund	1,683,388,499	45.6%

•

Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Prime Money Market Fund
ABB Treasury Center USA	06/18/2013	24,990,958	24,997,375
ABB Treasury Center USA	07/10/2013	34,987,945	34,992,222
Australia & New Zealand Banking Group Ltd.	05/29/2013	99,957,833	99,987,167
Baker Hughes, Inc.	07/31/2013	29,999,917	30,000,000
BASF SE	07/02/2013	49,987,181	49,992,417
BHP Billiton Finance Ltd.	07/16/2013	49,995,139	49,997,361
BMW US Capital LLC	04/22/2013	39,978,667	39,996,622
BMW US Capital LLC	04/23/2013	29,969,833	29,986,500
BMW US Capital LLC	07/10/2013	29,997,500	29,999,333
Chariot Funding LLC	05/16/2013	24,940,000	24,957,111
Chariot Funding LLC	05/21/2013	24,943,958	24,958,958
Chariot Funding LLC	07/09/2013	49,887,917	49,897,500
Coca Cola Co.	02/08/2013	49,961,334	50,000,000
Coca Cola Co.	03/19/2013	49,969,111	49,999,111
Commonwealth Bank of Australia	05/22/2013	50,000,000	50,000,000
Commonwealth Bank of Australia	07/03/2013	49,946,972	49,956,236
CPPIB Capital, Inc.	07/25/2013	99,962,500	99,965,417
E.I. duPont de Nemours & Co.	07/31/2013	44,999,625	44,999,700
GlaxoSmithKline Finance PLC	07/09/2013	49,992,417	49,996,569
GlaxoSmithKline Finance PLC	07/10/2013	49,988,542	49,993,125
JPMorgan Chase & Co.	04/30/2013	49,864,861	49,909,583
MetLife Short Term Fund LLC	04/30/2013	49,978,042	50,000,000
MetLife Short Term Fund LLC	07/08/2013	34,985,844	34,989,578
MetLife Short Term Fund LLC	07/17/2013	14,994,000	14,995,000
National Australia Funding	05/06/2013	99,959,556	99,998,222
Nestle Capital Corp.	05/16/2013	99,970,000	99,995,333
Old Line Funding LLC	04/05/2013	49,938,195	49,978,125
Pacific Life Insurance	07/29/2013	47,599,207	47,599,471
Parker-Hannifin Corp.	06/17/2013	16,297,351	16,300,000
Parker-Hannifin Corp.	07/18/2013	24,998,125	24,999,097
Parker-Hannifin Corp.	07/18/2013	24,996,320	24,997,292
Philip Morris International, Inc.	05/31/2013	34,992,193	34,998,824
Philip Morris International, Inc.	07/11/2013	49,994,958	49,998,167
Sanofi-Aventis	06/24/2013	99,964,222	99,978,611
Thunder Bay Funding LLC	04/04/2013	49,937,500	49,978,472
			$1,683,388,499	45.6%

**	Represents less than 0.05%.

July 31, 2013 (unaudited)

154	Notes to Portfolios of Investments - Money Market Funds

The following acronyms are used throughout this report:

BANs – Bond Anticipation Notes

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GO – General Obligation

HEFA – Health & Education Facility Authority

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC – Letter of Credit

OBG – Obligation

SPA – Sales and Purchase Agreement

TANs – Tax Anticipation Notes

TRANs – Tax Revenue Anticipation Prerefunded

VRDNs – Variable Rate Demand Notes

July 31, 2013 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS	155

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”). During the period, the Wilmington Rock Maple Alternatives Fund was renamed Wilmington Multi-Manager Alternatives Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of July 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

July 31, 2013 (unaudited)

156	NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

For the period ended July 31, 2013, the Funds did not have any reverse repurchase agreements activity.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Short Sales – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

July 31, 2013 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)	157

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of July 31, 2013, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Growth Fund	$864,225	$876,743
Large-Cap Strategy Fund	6,203,043	6,346,107
Mid-Cap Growth Fund	19,703,344	20,020,040
Small-Cap Growth Fund	10,248,717	10,457,299
Small-Cap Strategy Fund	11,581,575	11,957,791
Multi-Manager International Fund	3,498,898	3,831,845
Multi-Manager Real Asset Fund	2,147,083	2,185,340
Strategic Allocation Moderate Fund	43,589	44,550
Broad Market Bond Fund	9,970,359	10,226,807
Intermediate-Term Bond Fund	13,267,859	13,586,294
Short-Term Corporate Bond Fund	3,170,477	3,285,798

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

July 31, 2013 (unaudited)

158	NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2013 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 07/31/2013	Value at 07/31/2013	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	3,410	—	—	3,410	$398,493	$2,387	$—

Multi-Manager International Fund:
Wilmington Prime Money Market Fund	—	12,150,544	10,714,112	1,436,432	1,436,432	30	—

Multi-Manager Real Asset Fund:
Wilmington Prime Money Market Fund	2,650,807	18,158,674	14,576,199	6,233,283	6,233,283	192	—

Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	710,281	1,640,402	1,682,565	668,118	668,118	28	—
Wilmington Small-Cap Strategy Fund	26,932	97	—	27,029	365,432	1,207	—
Wilmington Large-Cap Strategy Fund	242,365	1,037	10,014	233,388	3,608,179	15,019	26,535
Wilmington Multi-Manager Real Asset Fund	175,518	1,319	—	176,837	2,541,150	18,447	—
Wilmington Mid-Cap Growth Fund	34,388	—	—	34,388	610,729	—	—
Wilmington Multi-Manager International Fund	434,816	3,315	20,298	417,833	2,983,326	22,409	14,189
Wilmington Intermediate-Term Bond Fund	2,276,678	7,209	55,716	2,228,171	23,039,283	111,073	(17,397)

TOTAL		1,653,379	1,768,593		33,816,217	168,183	23,327

Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	1,223,157	1,425,308	2,191,066	457,399	457,399	31	—
Wilmington Multi-Manager Real Asset Fund	221,091	1,663	—	222,754	3,200,969	23,237	—
Wilmington Small-Cap Growth Fund	56,897	—	—	56,897	1,199,963	—	—
Wilmington Mid-Cap Growth Fund	188,417	—	—	188,417	3,346,291	—	—
Wilmington Large-Cap Growth Fund	211,542	—	34,324	177,218	1,641,034	—	114,989
Wilmington Large-Cap Value Fund	122,512	—	17,094	105,418	1,291,367	5,694	82,681
Wilmington Multi-Manager International Fund	942,860	—	—	942,860	6,732,019	50,971	—

TOTAL		1,426,971	2,242,484		17,869,042	79,933	197,670

Strategic Allocation Aggressive Fund:
Wilmington Prime Money Market Fund	643,033	1,726,844	1,502,238	867,639	867,639	33	—
Wilmington Small-Cap Strategy Fund	69,393	250	—	69,643	941,574	3,109	—
Wilmington Large-Cap Strategy Fund	897,089	4,001	—	901,090	13,930,858	57,988	—
Wilmington Multi-Manager Real Asset Fund	125,870	946	—	126,816	1,822,348	13,229	—
Wilmington Mid-Cap Growth Fund	169,356	—	—	169,356	3,007,762	—	—

July 31, 2013 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)	159

Affiliated Fund Name	Balance of Shares Held 4/30/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 07/31/2013	Value at 07/31/2013	Dividend Income(a)	Realized Gain/(Loss)(b)
Wilmington Multi-Manager International Fund	1,398,685	11,185	—	1,409,870	10,066,471	75,613	—

TOTAL		1,743,226	1,502,238		30,636,652	149,972	—

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

4. CONCENTRATION OF RISK

Since Maryland Municipal Bond Fund and New York Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

July 31, 2013 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/17/13

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 9/25/13

*	Print the name and title of each signing officer under his or her signature.